Due to size constraints, this filing is being made in 2 related submissions. This submission is the second of the 2 related submissions. The accession number of the previous related submission is as follows:

0001045032-18-0000112

APPENDIX A

JNLNY Separate Account I

Financial Statements

December 31, 2017

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2017

						JNL Aggressive Growth Allocation Fund - Class A
Assets
Investments, at fair value^						$89,239,199
Receivables:
Investments in Fund shares sold						9,411
Investment Division units sold						273,875
Total assets						89,522,485

Liabilities
Payables:
Investments in Fund shares purchased						273,875
Investment Division units redeemed						6,009
Insurance fees due to Jackson
of New York						3,402
Total liabilities						283,286
Net assets						$89,239,199

^Investments in Funds, shares outstanding						6,869,838
^Investments in Funds, at cost						$75,278,481

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JG - Equity 100 Fund(a)	JG - Fixed Income 100 Fund(a)	JG - Growth Fund(a)	JG - Maximum Growth Fund(a)	JG - Moderate Growth Fund(a)	JNL Aggressive Growth Allocation Fund - Class A	JNL Alt 65 Fund - Class A(a)
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	45,221	34,468	188,531	103,027	391,354	969,218	156,402
Total expenses	45,221	34,468	188,531	103,027	391,354	969,218	156,402
Net investment income (loss)	(45,221)	(34,468)	(188,531)	(103,027)	(391,354)	(969,218)	(156,402)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	875,371	177,272	3,812,649	2,107,265	5,980,446	1,002,812	2,556
Net change in unrealized appreciation
(depreciation) on investments	67,345	4,769	(818,735)	(224,661)	(975,578)	11,422,457	950,911
Net realized and unrealized gain (loss)	942,716	182,041	2,993,914	1,882,604	5,004,868	12,425,269	953,467

Net change in net assets
from operations	$897,495	$147,573	$2,805,383	$1,779,577	$4,613,514	$11,456,051	$797,065

(a)	The period is from January 1, 2017 through September 25, 2017, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL Conservative Allocation Fund - Class A	JNL Growth Allocation Fund - Class A	JNL Institutional Alt 100 Fund - Class A	JNL Institutional Alt 25 Fund - Class A		JNL Institutional Alt 50 Fund - Class A	JNL Interest Rate Opportunities Fund - Class A
Assets
Investments, at fair value^	$19,896,861	$163,142,367	$18,726,159	$155,800,252		$115,277,805	$3,403,054
Receivables:
Investments in Fund shares sold	894	16,810	534	28,179		187,394	100
Investment Division units sold	—	530,971	149,217	1,640		3,316	—
Total assets	19,897,755	163,690,148	18,875,910	155,830,071		115,468,515	3,403,154

Liabilities
Payables:
Investments in Fund shares purchased	—	530,971	149,217	1,640		3,316	—
Investment Division units redeemed	309	10,642	—	21,683		182,588	—
Insurance fees due to Jackson
of New York	585	6,168	534	6,496		4,806	100
Total liabilities	894	547,781	149,751	29,819		190,710	100
Net assets	$19,896,861	$163,142,367	$18,726,159	$155,800,252		$115,277,805	$3,403,054

^Investments in Funds, shares outstanding	1,679,060	12,031,148	1,758,325	9,127,138		6,733,517	339,626
^Investments in Funds, at cost	$19,009,893	$136,646,405	$18,532,022	$143,837,217		$106,907,978	$3,334,296

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL Conservative Allocation Fund - Class A	JNL Growth Allocation Fund - Class A	JNL Institutional Alt 100 Fund - Class A	JNL Institutional Alt 25 Fund - Class A	JNL Institutional Alt 35 Fund - Class A(a)	JNL Institutional Alt 50 Fund - Class A	JNL Interest Rate Opportunities Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	175,856	1,927,341	213,773	1,521,334	848,619	1,638,966	36,309
Total expenses	175,856	1,927,341	213,773	1,521,334	848,619	1,638,966	36,309
Net investment income (loss)	(175,856)	(1,927,341)	(213,773)	(1,521,334)	(848,619)	(1,638,966)	(36,309)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	395,525	3,535,043	(155,954)	845,606	4,550,843	816,087	(987)
Net change in unrealized appreciation
(depreciation) on investments	737,972	18,673,795	1,149,171	12,544,097	1,765,612	9,876,683	138,840
Net realized and unrealized gain (loss)	1,133,497	22,208,838	993,217	13,389,703	6,316,455	10,692,770	137,853

Net change in net assets
from operations	$957,641	$20,281,497	$779,444	$11,868,369	$5,467,836	$9,053,804	$101,544

(a)	The period is from January 1, 2017 through September 25, 2017, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL Moderate Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class A	JNL Multi-Manager Alternative Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Value Fund - Class A	JNL Real Assets Fund - Class A
Assets
Investments, at fair value^	$35,980,104	$156,925,522	$1,189,108	$3,998,889	$81,526,026	$51,813,848	$487,762
Receivables:
Investments in Fund shares sold	1,816	18,189	102	275	6,106	16,273	14
Investment Division units sold	—	9,483	—	10,000	36,242	27,812	—
Total assets	35,981,920	156,953,194	1,189,210	4,009,164	81,568,374	51,857,933	487,776

Liabilities
Payables:
Investments in Fund shares purchased	—	9,483	—	10,000	36,242	27,812	—
Investment Division units redeemed	765	12,426	70	124	2,699	14,203	—
Insurance fees due to Jackson
of New York	1,051	5,763	32	151	3,407	2,070	14
Total liabilities	1,816	27,672	102	10,275	42,348	44,085	14
Net assets	$35,980,104	$156,925,522	$1,189,108	$3,998,889	$81,526,026	$51,813,848	$487,762

^Investments in Funds, shares outstanding	2,734,050	11,446,063	116,694	324,059	3,150,156	3,379,899	49,569
^Investments in Funds, at cost	$32,757,402	$138,051,445	$1,145,140	$3,731,708	$74,386,805	$47,128,805	$474,577

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL Moderate Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class A	JNL Multi-Manager Alternative Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Value Fund - Class A	JNL Real Assets Fund - Class A
Investment Income
Dividends	$—	$—	$5,564	$1,900	$—	$286,316	$—
Expenses
Asset-based charges	361,960	1,614,113	8,768	25,235	1,126,281	697,922	5,194
Total expenses	361,960	1,614,113	8,768	25,235	1,126,281	697,922	5,194
Net investment income (loss)	(361,960)	(1,614,113)	(3,204)	(23,335)	(1,126,281)	(411,606)	(5,194)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	5,392	—	2,198,250	—
Investments	584,894	2,209,205	1,629	27,788	(321,278)	643,466	(660)
Net change in unrealized appreciation
(depreciation) on investments	2,853,935	12,654,966	46,021	265,456	17,913,506	1,991,528	29,386
Net realized and unrealized gain (loss)	3,438,829	14,864,171	47,650	298,636	17,592,228	4,833,244	28,726

Net change in net assets
from operations	$3,076,869	$13,250,058	$44,446	$275,301	$16,465,947	$4,421,638	$23,532

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL Tactical ETF Growth Fund - Class A	JNL Tactical ETF Moderate Fund - Class A	JNL Tactical ETF Moderate Growth Fund - Class A	JNL/AB Dynamic Asset Allocation Fund - Class A	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Blue Chip Income and Growth Fund - Class A	JNL/American Funds Global Bond Fund - Class A
Assets
Investments, at fair value^	$22,458,699	$11,678,606	$26,311,415	$4,387,059	$49,558,677	$248,289,828	$27,352,342
Receivables:
Investments in Fund shares sold	608	344	781	121	7,026	24,556	6,576
Investment Division units sold	—	—	4,000	—	96,665	187,241	41,876
Total assets	22,459,307	11,678,950	26,316,196	4,387,180	49,662,368	248,501,625	27,400,794

Liabilities
Payables:
Investments in Fund shares purchased	—	—	4,000	—	96,665	187,241	41,876
Investment Division units redeemed	9	—	51	—	4,978	13,995	5,433
Insurance fees due to Jackson
of New York	599	344	730	121	2,048	10,561	1,143
Total liabilities	608	344	4,781	121	103,691	211,797	48,452
Net assets	$22,458,699	$11,678,606	$26,311,415	$4,387,059	$49,558,677	$248,289,828	$27,352,342

^Investments in Funds, shares outstanding	1,561,801	950,253	1,937,512	376,895	4,287,083	11,224,676	2,542,039
^Investments in Funds, at cost	$19,523,273	$10,627,629	$22,997,760	$3,992,614	$46,266,958	$188,418,682	$27,159,613

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL Tactical ETF Growth Fund - Class A	JNL Tactical ETF Moderate Fund - Class A	JNL Tactical ETF Moderate Growth Fund - Class A	JNL/AB Dynamic Asset Allocation Fund - Class A	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Blue Chip Income and Growth Fund - Class A	JNL/American Funds Global Bond Fund - Class A
Investment Income
Dividends	$252,620	$173,524	$357,342	$82,069	$322,863	$—	$87,627
Expenses
Asset-based charges	186,402	123,068	245,552	34,567	448,961	3,504,283	411,907
Total expenses	186,402	123,068	245,552	34,567	448,961	3,504,283	411,907
Net investment income (loss)	66,218	50,456	111,790	47,502	(126,098)	(3,504,283)	(324,280)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	469,951	—	—
Investments	240,012	167,382	341,718	20,079	309,088	8,756,840	(75,392)
Net change in unrealized appreciation
(depreciation) on investments	2,866,281	896,993	2,837,803	378,086	3,210,275	26,290,164	1,671,311
Net realized and unrealized gain (loss)	3,106,293	1,064,375	3,179,521	398,165	3,989,314	35,047,004	1,595,919

Net change in net assets
from operations	$3,172,511	$1,114,831	$3,291,311	$445,667	$3,863,216	$31,542,721	$1,271,639

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds International Fund - Class A	JNL/American Funds Moderate Growth Allocation Fund - Class A
Assets
Investments, at fair value^	$11,478,597	$38,217,233	$95,248,854	$27,867,848	$312,996,300	$102,065,184	$119,720,410
Receivables:
Investments in Fund shares sold	1,551	9,012	41,154	14,234	146,965	13,753	55,434
Investment Division units sold	—	32,696	25,404	—	350,367	115,058	41,420
Total assets	11,480,148	38,258,941	95,315,412	27,882,082	313,493,632	102,193,995	119,817,264

Liabilities
Payables:
Investments in Fund shares purchased	—	32,696	25,404	—	350,367	115,058	41,420
Investment Division units redeemed	1,231	7,425	37,265	13,452	134,562	9,657	50,519
Insurance fees due to Jackson
of New York	320	1,587	3,889	782	12,403	4,096	4,915
Total liabilities	1,551	41,708	66,558	14,234	497,332	128,811	96,854
Net assets	$11,478,597	$38,217,233	$95,248,854	$27,867,848	$312,996,300	$102,065,184	$119,720,410

^Investments in Funds, shares outstanding	786,744	2,670,666	5,832,753	1,297,990	14,079,906	6,840,830	8,040,323
^Investments in Funds, at cost	$9,771,438	$35,004,910	$78,596,825	$21,245,387	$236,406,776	$87,177,759	$101,895,145

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds International Fund - Class A	JNL/American Funds Moderate Growth Allocation Fund - Class A
Investment Income
Dividends	$63,263	$63,330	$—	$—	$—	$573,384	$—
Expenses
Asset-based charges	92,435	516,318	1,162,705	238,650	3,924,167	1,217,613	1,619,547
Total expenses	92,435	516,318	1,162,705	238,650	3,924,167	1,217,613	1,619,547
Net investment income (loss)	(29,172)	(452,988)	(1,162,705)	(238,650)	(3,924,167)	(644,229)	(1,619,547)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	488,659	5,126,319	—	—	—	4,441,961	—
Investments	164,942	616,935	1,420,358	931,793	9,954,044	1,923,683	2,344,854
Net change in unrealized appreciation
(depreciation) on investments	1,606,078	1,794,754	12,760,609	4,610,019	43,192,760	14,586,887	12,969,210
Net realized and unrealized gain (loss)	2,259,679	7,538,008	14,180,967	5,541,812	53,146,804	20,952,531	15,314,064

Net change in net assets
from operations	$2,230,507	$7,085,020	$13,018,262	$5,303,162	$49,222,637	$20,308,302	$13,694,517
See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/American Funds New World Fund - Class A	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A	JNL/AQR Managed Futures Strategy Fund - Class A	JNL/AQR Risk Parity Fund - Class A	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Long Short Credit Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class A
Assets
Investments, at fair value^	$65,835,082	$40,566,399	$11,307,217	$2,046,758	$190,065,179	$3,381,418	$50,474,317
Receivables:
Investments in Fund shares sold	12,466	2,789	880	1,820	108,817	97	10,260
Investment Division units sold	65,681	8,388	—	10	224,361	—	12,000
Total assets	65,913,229	40,577,576	11,308,097	2,048,588	190,398,357	3,381,515	50,496,577

Liabilities
Payables:
Investments in Fund shares purchased	65,681	8,388	—	10	224,361	—	12,000
Investment Division units redeemed	9,671	1,076	552	1,762	101,404	—	8,231
Insurance fees due to Jackson
of New York	2,795	1,713	328	58	7,413	97	2,029
Total liabilities	78,147	11,177	880	1,830	333,178	97	22,260
Net assets	$65,835,082	$40,566,399	$11,307,217	$2,046,758	$190,065,179	$3,381,418	$50,474,317

^Investments in Funds, shares outstanding	5,002,666	3,181,678	1,350,922	153,200	15,060,632	350,043	5,755,338
^Investments in Funds, at cost	$56,579,978	$35,747,236	$13,298,783	$2,687,740	$176,584,905	$3,493,972	$52,781,734

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/American Funds New World Fund - Class A	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A	JNL/AQR Managed Futures Strategy Fund - Class A	JNL/AQR Risk Parity Fund - Class A	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Long Short Credit Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class A
Investment Income
Dividends	$165,864	$217,386	$—	$56,493	$2,840,604	$51,526	$460,119
Expenses
Asset-based charges	810,008	547,962	127,487	19,394	2,577,596	36,474	739,065
Total expenses	810,008	547,962	127,487	19,394	2,577,596	36,474	739,065
Net investment income (loss)	(644,144)	(330,576)	(127,487)	37,099	263,008	15,052	(278,946)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	66,405	—	—	—
Investments	759,254	329,890	(825,920)	(324,644)	839,718	(29,877)	(2,087,823)
Net change in unrealized appreciation
(depreciation) on investments	11,865,542	6,896,866	648,379	410,676	19,555,353	89,159	(413,551)
Net realized and unrealized gain (loss)	12,624,796	7,226,756	(177,541)	152,437	20,395,071	59,282	(2,501,374)

Net change in net assets
from operations	$11,980,652	$6,896,180	$(305,028)	$189,536	$20,658,079	$74,334	$(2,780,320)

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/Boston Partners Global Long Short Equity Fund - Class A	JNL/Brookfield Global Infrastructure and MLP Fund - Class A	JNL/Causeway International Value Select Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/Crescent High Income Fund - Class A	JNL/DFA Growth Allocation Fund - Class A
Assets
Investments, at fair value^	$147,932,749	$2,008,469	$73,461,986	$43,674,972	$572,473	$4,356,779	$2,240,140
Receivables:
Investments in Fund shares sold	16,530	55	374,251	2,851	37	219	152
Investment Division units sold	126,112	—	18,984	20,749	—	18,365	—
Total assets	148,075,391	2,008,524	73,855,221	43,698,572	572,510	4,375,363	2,240,292

Liabilities
Payables:
Investments in Fund shares purchased	126,112	—	18,984	20,749	—	18,365	—
Investment Division units redeemed	10,410	—	371,387	1,064	15	52	63
Insurance fees due to Jackson
of New York	6,120	55	2,864	1,787	22	167	89
Total liabilities	142,642	55	393,235	23,600	37	18,584	152
Net assets	$147,932,749	$2,008,469	$73,461,986	$43,674,972	$572,473	$4,356,779	$2,240,140

^Investments in Funds, shares outstanding	4,057,398	181,433	5,266,092	2,543,679	52,763	403,779	205,895
^Investments in Funds, at cost	$113,934,166	$1,885,661	$75,147,277	$38,559,508	$562,057	$4,243,501	$2,207,581

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/Boston Partners Global Long Short Equity Fund - Class A	JNL/Brookfield Global Infrastructure and MLP Fund - Class A	JNL/Causeway International Value Select Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class A(a)	JNL/Crescent High Income Fund - Class A	JNL/DFA Growth Allocation Fund - Class A(b)
Investment Income
Dividends	$—	$—	$1,348,932	$405,030	$—	$83,213	$64,768
Expenses
Asset-based charges	1,960,271	18,186	1,041,006	579,874	695	54,600	9,752
Total expenses	1,960,271	18,186	1,041,006	579,874	695	54,600	9,752
Net investment income (loss)	(1,960,271)	(18,186)	307,926	(174,844)	(695)	28,613	55,016

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	2,190,629	—	—	—	—	17,730	1,107
Investments	3,959,144	14,700	(631,606)	239,401	88	35,602	13,932
Net change in unrealized appreciation
(depreciation) on investments	30,487,753	124,490	5,984,506	8,929,704	10,416	31,172	32,559
Net realized and unrealized gain (loss)	36,637,526	139,190	5,352,900	9,169,105	10,504	84,504	47,598

Net change in net assets
from operations	$34,677,255	$121,004	$5,660,826	$8,994,261	$9,809	$113,117	$102,614

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 24, 2017.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/DFA Moderate Growth Allocation Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Total Return Fund - Class A
Assets
Investments, at fair value^	$5,189,920	$62,241,007	$3,955,077	$230,203,430	$747,767	$33,518,789	$76,367,845
Receivables:
Investments in Fund shares sold	208	5,837	349	333,086	21	6,161	7,728
Investment Division units sold	—	296,689	27,006	13,272	—	100,121	137,716
Total assets	5,190,128	62,543,533	3,982,432	230,549,788	747,788	33,625,071	76,513,289

Liabilities
Payables:
Investments in Fund shares purchased	—	296,689	27,006	13,272	—	100,121	137,716
Investment Division units redeemed	15	3,420	238	323,818	—	4,908	4,985
Insurance fees due to Jackson
of New York	193	2,417	111	9,268	21	1,253	2,743
Total liabilities	208	302,526	27,355	346,358	21	106,282	145,444
Net assets	$5,189,920	$62,241,007	$3,955,077	$230,203,430	$747,767	$33,518,789	$76,367,845

^Investments in Funds, shares outstanding	484,586	4,536,517	382,873	17,803,823	67,306	2,240,561	7,045,004
^Investments in Funds, at cost	$5,085,017	$50,026,875	$3,991,448	$226,533,729	$733,100	$31,702,301	$76,361,958

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/DFA Moderate Growth Allocation Fund - Class A(a)	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Total Return Fund - Class A
Investment Income
Dividends	$114,467	$514,155	$7,089	$773,380	$3,601	$—	$1,908,812
Expenses
Asset-based charges	21,320	822,223	34,027	3,328,955	5,175	198,188	881,673
Total expenses	21,320	822,223	34,027	3,328,955	5,175	198,188	881,673
Net investment income (loss)	93,147	(308,068)	(26,938)	(2,555,575)	(1,574)	(198,188)	1,027,139

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	3,693	1,077,250	111,463	—	3,783	850,922	—
Investments	1,560	2,372,588	(57,199)	(92,537)	8,302	290,731	53,307
Net change in unrealized appreciation
(depreciation) on investments	104,903	6,644,413	283,117	11,133,410	15,286	1,596,419	624,664
Net realized and unrealized gain (loss)	110,156	10,094,251	337,381	11,040,873	27,371	2,738,072	677,971

Net change in net assets
from operations	$203,303	$9,786,183	$310,443	$8,485,298	$25,797	$2,539,884	$1,705,110

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 24, 2017.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A	JNL/Epoch Global Shareholder Yield Fund - Class A	JNL/FAMCO Flex Core Covered Call Fund - Class A	JNL/FPA + DoubleLine Flexible Allocation Fund - Class A	JNL/Franklin Templeton Founding Strategy Fund - Class A	JNL/Franklin Templeton Global Fund - Class A	JNL/Franklin Templeton Global Multisector Bond Fund - Class A
Assets
Investments, at fair value^	$2,824,962	$3,731,399	$12,380,816	$85,056,786	$88,605,404	$34,273,673	$43,425,648
Receivables:
Investments in Fund shares sold	77	105	381	19,372	25,689	7,396	8,032
Investment Division units sold	—	—	10	149,327	8,330	28,946	28,589
Total assets	2,825,039	3,731,504	12,381,207	85,225,485	88,639,423	34,310,015	43,462,269

Liabilities
Payables:
Investments in Fund shares purchased	—	—	10	149,327	8,330	28,946	28,589
Investment Division units redeemed	—	—	23	15,857	21,993	5,986	6,394
Insurance fees due to Jackson
of New York	77	105	358	3,515	3,696	1,410	1,638
Total liabilities	77	105	391	168,699	34,019	36,342	36,621
Net assets	$2,824,962	$3,731,399	$12,380,816	$85,056,786	$88,605,404	$34,273,673	$43,425,648

^Investments in Funds, shares outstanding	287,968	295,908	989,674	6,692,115	6,342,549	2,919,393	4,047,125
^Investments in Funds, at cost	$2,819,183	$3,486,451	$11,656,507	$85,658,443	$67,109,077	$30,134,754	$45,097,396

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A	JNL/Epoch Global Shareholder Yield Fund - Class A	JNL/FAMCO Flex Core Covered Call Fund - Class A	JNL/FPA + DoubleLine Flexible Allocation Fund - Class A	JNL/Franklin Templeton Founding Strategy Fund - Class A	JNL/Franklin Templeton Global Fund - Class A	JNL/Franklin Templeton Global Multisector Bond Fund - Class A
Investment Income
Dividends	$93,589	$180,453	$196,411	$798,404	$—	$526,685	$—
Expenses
Asset-based charges	24,268	37,039	115,047	1,290,434	1,346,507	481,829	600,351
Total expenses	24,268	37,039	115,047	1,290,434	1,346,507	481,829	600,351
Net investment income (loss)	69,321	143,414	81,364	(492,030)	(1,346,507)	44,856	(600,351)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	234,604	761,994	—	—	—
Investments	3,435	16,748	53,410	(963,986)	3,680,824	561,678	(405,675)
Net change in unrealized appreciation
(depreciation) on investments	24,654	357,801	753,039	8,373,783	6,058,874	4,077,269	1,857,515
Net realized and unrealized gain (loss)	28,089	374,549	1,041,053	8,171,791	9,739,698	4,638,947	1,451,840

Net change in net assets
from operations	$97,410	$517,963	$1,122,417	$7,679,761	$8,393,191	$4,683,803	$851,489

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/Franklin Templeton Income Fund - Class A	JNL/Franklin Templeton International Small Cap Growth Fund - Class A	JNL/Franklin Templeton Mutual Shares Fund - Class A	JNL/Goldman Sachs Core Plus Bond Fund - Class A	JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/Harris Oakmark Global Equity Fund - Class A
Assets
Investments, at fair value^	$164,243,381	$48,550,192	$49,101,490	$65,292,292	$10,787,066	$23,546	$29,554,504
Receivables:
Investments in Fund shares sold	167,413	4,028	24,012	6,108	547	1	5,463
Investment Division units sold	16,525	6,999	174	56,363	193	—	37,098
Total assets	164,427,319	48,561,219	49,125,676	65,354,763	10,787,806	23,547	29,597,065

Liabilities
Payables:
Investments in Fund shares purchased	16,525	6,999	174	56,363	193	—	37,098
Investment Division units redeemed	160,842	2,085	21,985	3,380	152	—	4,469
Insurance fees due to Jackson
of New York	6,571	1,943	2,027	2,728	395	1	994
Total liabilities	183,938	11,027	24,186	62,471	740	1	42,561
Net assets	$164,243,381	$48,550,192	$49,101,490	$65,292,292	$10,787,066	$23,546	$29,554,504

^Investments in Funds, shares outstanding	13,709,798	4,218,088	4,211,105	5,590,093	937,191	2,240	2,442,521
^Investments in Funds, at cost	$154,627,338	$41,350,203	$44,658,055	$66,788,724	$11,043,901	$22,922	$28,651,506

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/Franklin Templeton Income Fund - Class A	JNL/Franklin Templeton International Small Cap Growth Fund - Class A	JNL/Franklin Templeton Mutual Shares Fund - Class A	JNL/Goldman Sachs Core Plus Bond Fund - Class A	JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class A(a)	JNL/Harris Oakmark Global Equity Fund - Class A
Investment Income
Dividends	$6,142,218	$404,770	$1,451,969	$1,321,580	$—	$—	$4,400
Expenses
Asset-based charges	2,365,487	571,940	744,743	988,510	141,773	43	107,019
Total expenses	2,365,487	571,940	744,743	988,510	141,773	43	107,019
Net investment income (loss)	3,776,731	(167,170)	707,226	333,070	(141,773)	(43)	(102,619)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	105,946	813,298	—	—	—	—
Investments	1,582,438	562,982	1,061,124	(263,581)	(232,192)	548	73,986
Net change in unrealized appreciation
(depreciation) on investments	7,551,354	9,365,649	490,409	850,829	1,691,251	624	822,991
Net realized and unrealized gain (loss)	9,133,792	10,034,577	2,364,831	587,248	1,459,059	1,172	896,977

Net change in net assets
from operations	$12,910,523	$9,867,407	$3,072,057	$920,318	$1,317,286	$1,129	$794,358

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/Invesco China-India Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Global Real Estate Fund - Class A	JNL/Invesco International Growth Fund - Class A	JNL/Invesco Mid Cap Value Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class A
Assets
Investments, at fair value^	$57,110,206	$620,990	$83,510,733	$74,247,095	$32,809,724	$126,618,619	$93,416,672
Receivables:
Investments in Fund shares sold	8,426	24	75,808	5,063	3,219	12,720	24,593
Investment Division units sold	3,192	—	94,078	13,375	7,712	80,418	86,366
Total assets	57,121,824	621,014	83,680,619	74,265,533	32,820,655	126,711,757	93,527,631

Liabilities
Payables:
Investments in Fund shares purchased	3,192	—	94,078	13,375	7,712	80,418	86,366
Investment Division units redeemed	6,076	—	72,465	2,145	1,837	7,699	21,008
Insurance fees due to Jackson
of New York	2,350	24	3,343	2,918	1,382	5,021	3,585
Total liabilities	11,618	24	169,886	18,438	10,931	93,138	110,959
Net assets	$57,110,206	$620,990	$83,510,733	$74,247,095	$32,809,724	$126,618,619	$93,416,672

^Investments in Funds, shares outstanding	5,439,067	60,115	8,376,202	5,265,751	1,892,141	5,083,044	2,706,945
^Investments in Funds, at cost	$43,175,402	$609,735	$85,250,691	$65,189,990	$26,995,420	$102,126,993	$81,011,614

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/Invesco China-India Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class A(a)	JNL/Invesco Global Real Estate Fund - Class A	JNL/Invesco International Growth Fund - Class A	JNL/Invesco Mid Cap Value Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class A
Investment Income
Dividends	$127,655	$—	$2,522,558	$973,115	$375,365	$—	$—
Expenses
Asset-based charges	688,248	1,492	1,184,602	965,402	465,074	1,555,562	1,120,997
Total expenses	688,248	1,492	1,184,602	965,402	465,074	1,555,562	1,120,997
Net investment income (loss)	(560,593)	(1,492)	1,337,956	7,713	(89,709)	(1,555,562)	(1,120,997)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	1,633,122	268,145	—	3,037,575	1,283,806
Investments	1,566,066	9,202	(735,461)	1,383,095	812,990	2,911,513	915,686
Net change in unrealized appreciation
(depreciation) on investments	16,565,709	11,255	4,450,937	11,011,251	1,731,766	18,247,382	18,048,540
Net realized and unrealized gain (loss)	18,131,775	20,457	5,348,598	12,662,491	2,544,756	24,196,470	20,248,032

Net change in net assets
from operations	$17,571,182	$18,965	$6,686,554	$12,670,204	$2,455,047	$22,640,908	$19,127,035

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/Lazard Emerging Markets Fund - Class A	JNL/Lazard International Strategic Equity Fund - Class A	JNL/MC 10 x 10 Fund - Class A	JNL/MC Bond Index Fund - Class A	JNL/MC Consumer Discretionary Sector Fund - Class A	JNL/MC Consumer Staples Sector Fund - Class A
Assets
Investments, at fair value^	$59,268,687	$33,532,053	$3,896,736	$44,740,993	$65,798,421	$73,244,586	$556,812
Receivables:
Investments in Fund shares sold	6,711	3,056	106	2,752	27,249	13,671	54
Investment Division units sold	2,976	161,686	—	—	67,364	21,817	16,698
Total assets	59,278,374	33,696,795	3,896,842	44,743,745	65,893,034	73,280,074	573,564

Liabilities
Payables:
Investments in Fund shares purchased	2,976	161,686	—	—	67,364	21,817	16,698
Investment Division units redeemed	4,454	1,811	—	899	24,723	10,754	33
Insurance fees due to Jackson
of New York	2,257	1,245	106	1,853	2,526	2,917	21
Total liabilities	9,687	164,742	106	2,752	94,613	35,488	16,752
Net assets	$59,268,687	$33,532,053	$3,896,736	$44,740,993	$65,798,421	$73,244,586	$556,812

^Investments in Funds, shares outstanding	4,527,784	2,926,008	292,768	3,235,068	5,599,866	3,519,682	52,480
^Investments in Funds, at cost	$60,830,598	$30,009,017	$3,452,399	$32,118,073	$66,423,039	$64,268,789	$537,241

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/Lazard Emerging Markets Fund - Class A	JNL/Lazard International Strategic Equity Fund - Class A	JNL/MC 10 x 10 Fund - Class A	JNL/MC Bond Index Fund - Class A	JNL/MC Consumer Discretionary Sector Fund - Class A	JNL/MC Consumer Staples Sector Fund - Class A(a)
Investment Income
Dividends	$1,510,891	$388,869	$79,178	$—	$1,211,027	$741,751	$—
Expenses
Asset-based charges	805,645	430,261	36,148	650,998	870,198	920,342	832
Total expenses	805,645	430,261	36,148	650,998	870,198	920,342	832
Net investment income (loss)	705,246	(41,392)	43,030	(650,998)	340,829	(178,591)	(832)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	3,699,166	—
Investments	(386,173)	83,526	(18,557)	2,146,044	(116,560)	1,336,571	565
Net change in unrealized appreciation
(depreciation) on investments	273,068	7,282,549	820,380	4,350,220	703,384	6,925,485	19,571
Net realized and unrealized gain (loss)	(113,105)	7,366,075	801,823	6,496,264	586,824	11,961,222	20,136

Net change in net assets
from operations	$592,141	$7,324,683	$844,853	$5,845,266	$927,653	$11,782,631	$19,304

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/MC DowSM Index Fund - Class A	JNL/MC Emerging Markets Index Fund - Class A	JNL/MC Energy Sector Fund - Class A	JNL/MC European 30 Fund - Class A	JNL/MC Financial Sector Fund - Class A	JNL/MC Healthcare Sector Fund - Class A	JNL/MC Index 5 Fund - Class A
Assets
Investments, at fair value^	$7,845,668	$86,978,016	$110,228,070	$36,008,612	$113,824,654	$240,876,890	$89,323,060
Receivables:
Investments in Fund shares sold	531	12,011	19,009	2,253	16,245	39,856	173,264
Investment Division units sold	16,318	103,124	28,863	15,505	83,439	158,017	166,749
Total assets	7,862,517	87,093,151	110,275,942	36,026,370	113,924,338	241,074,763	89,663,073

Liabilities
Payables:
Investments in Fund shares purchased	16,318	103,124	28,863	15,505	83,439	158,017	166,749
Investment Division units redeemed	222	8,536	14,525	849	11,724	30,219	169,503
Insurance fees due to Jackson
of New York	309	3,475	4,484	1,404	4,521	9,637	3,761
Total liabilities	16,849	115,135	47,872	17,758	99,684	197,873	340,013
Net assets	$7,845,668	$86,978,016	$110,228,070	$36,008,612	$113,824,654	$240,876,890	$89,323,060

^Investments in Funds, shares outstanding	283,647	7,383,533	4,221,680	2,657,462	8,165,327	9,398,240	6,109,648
^Investments in Funds, at cost	$7,119,716	$72,911,700	$113,302,564	$33,904,360	$93,377,332	$224,054,007	$68,120,924

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/MC DowSM Index Fund - Class A(a)	JNL/MC Emerging Markets Index Fund - Class A	JNL/MC Energy Sector Fund - Class A	JNL/MC European 30 Fund - Class A	JNL/MC Financial Sector Fund - Class A	JNL/MC Healthcare Sector Fund - Class A	JNL/MC Index 5 Fund - Class A
Investment Income
Dividends	$—	$644,307	$2,260,634	$953,792	$955,966	$1,945,412	$—
Expenses
Asset-based charges	33,213	972,157	1,530,824	443,255	1,446,267	3,233,199	1,345,938
Total expenses	33,213	972,157	1,530,824	443,255	1,446,267	3,233,199	1,345,938
Net investment income (loss)	(33,213)	(327,850)	729,810	510,537	(490,301)	(1,287,787)	(1,345,938)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	3,761,671	14,759,425	—
Investments	33,801	1,140,351	(2,843,584)	(46,391)	4,159,349	2,498,460	3,774,193
Net change in unrealized appreciation
(depreciation) on investments	725,952	17,527,947	(2,597,717)	5,364,842	9,172,780	24,311,888	8,686,728
Net realized and unrealized gain (loss)	759,753	18,668,298	(5,441,301)	5,318,451	17,093,800	41,569,773	12,460,921

Net change in net assets
from operations	$726,540	$18,340,448	$(4,711,491)	$5,828,988	$16,603,499	$40,281,986	$11,114,983

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 24, 2017.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/MC Industrials Sector Fund - Class A	JNL/MC Information Technology Sector Fund - Class A	JNL/MC International Index Fund - Class A	JNL/MC JNL 5 Fund - Class A	JNL/MC Materials Sector Fund - Class A	JNL/MC MSCI KLD 400 Social Index Fund - Class A	JNL/MC MSCI World Index Fund - Class A
Assets
Investments, at fair value^	$453,252	$194,490,317	$114,681,139	$261,301,713	$641,173	$706,467	$770,882
Receivables:
Investments in Fund shares sold	53	536,583	38,610	44,981	47	95	20,030
Investment Division units sold	—	79,475	114,224	136	—	—	8,314
Total assets	453,305	195,106,375	114,833,973	261,346,830	641,220	706,562	799,226

Liabilities
Payables:
Investments in Fund shares purchased	—	79,475	114,224	136	—	—	8,314
Investment Division units redeemed	35	528,527	34,000	33,842	19	65	20,000
Insurance fees due to Jackson
of New York	18	8,056	4,610	11,139	28	30	30
Total liabilities	53	616,058	152,834	45,117	47	95	28,344
Net assets	$453,252	$194,490,317	$114,681,139	$261,301,713	$641,173	$706,467	$770,882

^Investments in Funds, shares outstanding	42,479	12,703,482	7,356,070	16,739,379	60,035	63,876	27,011
^Investments in Funds, at cost	$437,134	$144,622,652	$100,657,129	$197,964,191	$619,270	$683,589	$734,849

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/MC Industrials Sector Fund - Class A(a)	JNL/MC Information Technology Sector Fund - Class A	JNL/MC International Index Fund - Class A	JNL/MC JNL 5 Fund - Class A	JNL/MC Materials Sector Fund - Class A(a)	JNL/MC MSCI KLD 400 Social Index Fund - Class A(b)	JNL/MC MSCI World Index Fund - Class A(b)
Investment Income
Dividends	$—	$1,009,554	$2,871,273	$5,218,551	$—	$3,626	$—
Expenses
Asset-based charges	852	2,456,392	1,437,894	3,819,573	1,828	3,070	3,347
Total expenses	852	2,456,392	1,437,894	3,819,573	1,828	3,070	3,347
Net investment income (loss)	(852)	(1,446,838)	1,433,379	1,398,978	(1,828)	556	(3,347)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	3,490,499	—	—	—	12,244	—
Investments	15	8,408,524	1,397,798	10,997,053	1,226	1,998	9,905
Net change in unrealized appreciation
(depreciation) on investments	16,118	35,419,743	16,902,127	23,037,329	21,903	22,878	36,033
Net realized and unrealized gain (loss)	16,133	47,318,766	18,299,925	34,034,382	23,129	37,120	45,938

Net change in net assets
from operations	$15,281	$45,871,928	$19,733,304	$35,433,360	$21,301	$37,676	$42,591

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 24, 2017.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/MC Nasdaq 100 Index Fund - Class A	JNL/MC Pacific Rim 30 Fund - Class A	JNL/MC Real Estate Sector Fund - Class A	JNL/MC S&P 1500 Growth Index Fund - Class A	JNL/MC S&P 1500 Value Index Fund - Class A		JNL/MC S&P 400 MidCap Index Fund - Class A
Assets
Investments, at fair value^	$120,499,453	$22,204,606	$1,159,800	$677,259	$972,488		$204,964,383
Receivables:
Investments in Fund shares sold	23,119	1,627	122	145	26		33,110
Investment Division units sold	229,878	8,160	16,974	—	—		287,121
Total assets	120,752,450	22,214,393	1,176,896	677,404	972,514		205,284,614

Liabilities
Payables:
Investments in Fund shares purchased	229,878	8,160	16,974	—	—		287,121
Investment Division units redeemed	18,423	776	68	119	—		24,927
Insurance fees due to Jackson
of New York	4,696	851	54	26	26		8,183
Total liabilities	252,997	9,787	17,096	145	26		320,231
Net assets	$120,499,453	$22,204,606	$1,159,800	$677,259	$972,488		$204,964,383

^Investments in Funds, shares outstanding	5,268,887	1,327,233	113,372	63,059	90,887		9,462,806
^Investments in Funds, at cost	$104,324,516	$19,596,874	$1,135,229	$668,931	$967,092		$178,220,060

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/MC Nasdaq 100 Index Fund - Class A	JNL/MC Pacific Rim 30 Fund - Class A	JNL/MC Real Estate Sector Fund - Class A(a)	JNL/MC S&P 1500 Growth Index Fund - Class A(a)	JNL/MC S&P 1500 Value Index Fund - Class A(a)	JNL/MC S&P 24 Fund - Class A(b)	JNL/MC S&P 400 MidCap Index Fund - Class A
Investment Income
Dividends	$334,839	$654,643	$—	$—	$—	$358,401	$1,825,586
Expenses
Asset-based charges	1,403,398	280,527	4,411	930	529	120,541	2,723,827
Total expenses	1,403,398	280,527	4,411	930	529	120,541	2,723,827
Net investment income (loss)	(1,068,559)	374,116	(4,411)	(930)	(529)	237,860	(898,241)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	1,877,307	—	—	—	—	—	12,905,107
Investments	2,291,210	448,266	576	117	11	(11,041,745)	4,044,656
Net change in unrealized appreciation
(depreciation) on investments	20,470,956	2,887,315	24,571	8,328	5,396	11,231,246	8,486,025
Net realized and unrealized gain (loss)	24,639,473	3,335,581	25,147	8,445	5,407	189,501	25,435,788

Net change in net assets
from operations	$23,570,914	$3,709,697	$20,736	$7,515	$4,878	$427,361	$24,537,547

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.
(b)	The period is from January 1, 2017 through April 24, 2017, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/MC S&P 500 Index Fund - Class A	JNL/MC S&P SMid 60 Fund - Class A	JNL/MC Small Cap Index Fund - Class A	JNL/MC Tele-communications Sector Fund - Class A	JNL/MC Utilities Sector Fund - Class A	JNL/MFS Mid Cap Value Fund - Class A	JNL/MMRS Conservative Fund - Class A
Assets
Investments, at fair value^	$567,213,594	$30,497,195	$152,687,403	$11,815,301	$5,002,678	$81,851,080	$19,663,637
Receivables:
Investments in Fund shares sold	156,209	5,102	28,544	1,358	148	6,410	570
Investment Division units sold	530,507	4,460	225,591	169	335	52	182
Total assets	567,900,310	30,506,757	152,941,538	11,816,828	5,003,161	81,857,542	19,664,389

Liabilities
Payables:
Investments in Fund shares purchased	530,507	4,460	225,591	169	335	52	182
Investment Division units redeemed	133,522	3,926	22,453	883	3	3,020	3
Insurance fees due to Jackson
of New York	22,687	1,176	6,091	475	145	3,390	567
Total liabilities	686,716	9,562	254,135	1,527	483	6,462	752
Net assets	$567,213,594	$30,497,195	$152,687,403	$11,815,301	$5,002,678	$81,851,080	$19,663,637

^Investments in Funds, shares outstanding	25,852,944	3,333,027	7,746,697	812,048	379,566	6,747,822	1,664,999
^Investments in Funds, at cost	$443,405,424	$30,670,201	$128,494,150	$11,132,978	$4,590,788	$75,109,896	$18,016,150

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/MC S&P 500 Index Fund - Class A	JNL/MC S&P SMid 60 Fund - Class A	JNL/MC Small Cap Index Fund - Class A	JNL/MC Tele-communications Sector Fund - Class A	JNL/MC Utilities Sector Fund - Class A	JNL/MFS Mid Cap Value Fund - Class A	JNL/MMRS Conservative Fund - Class A
Investment Income
Dividends	$6,755,280	$217,853	$1,150,305	$407,380	$122,739	$977,888	$—
Expenses
Asset-based charges	7,086,655	483,900	1,983,070	180,073	53,492	1,165,957	204,963
Total expenses	7,086,655	483,900	1,983,070	180,073	53,492	1,165,957	204,963
Net investment income (loss)	(331,375)	(266,047)	(832,765)	227,307	69,247	(188,069)	(204,963)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	8,162,711	149,976	5,809,387	476,646	133,322	—	—
Investments	16,005,733	(1,043,937)	4,031,604	372,834	134,679	418,055	152,382
Net change in unrealized appreciation
(depreciation) on investments	61,893,336	(758,375)	6,028,588	(832,510)	147,572	8,113,053	1,834,887
Net realized and unrealized gain (loss)	86,061,780	(1,652,336)	15,869,579	16,970	415,573	8,531,108	1,987,269

Net change in net assets
from operations	$85,730,405	$(1,918,383)	$15,036,814	$244,277	$484,820	$8,343,039	$1,782,306

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/MMRS Growth Fund - Class A	JNL/MMRS Moderate Fund - Class A		JNL/Neuberger Berman Currency Fund - Class A	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Nicholas Convertible Arbitrage Fund - Class A
Assets
Investments, at fair value^	$1,721,098	$8,764,586		$753,205	$581,755	$47,867,959	$7,402,525
Receivables:
Investments in Fund shares sold	51	248		22	16	17,609	210
Investment Division units sold	—	149,214		55	—	77,102	—
Total assets	1,721,149	8,914,048		753,282	581,771	47,962,670	7,402,735

Liabilities
Payables:
Investments in Fund shares purchased	—	149,214		55	—	77,102	—
Investment Division units redeemed	4	—		—	—	15,703	1
Insurance fees due to Jackson
of New York	47	248		22	16	1,906	209
Total liabilities	51	149,462		77	16	94,711	210
Net assets	$1,721,098	$8,764,586		$753,205	$581,755	$47,867,959	$7,402,525

^Investments in Funds, shares outstanding	140,269	737,139		75,471	51,758	4,320,213	730,753
^Investments in Funds, at cost	$1,474,450	$7,795,630		$759,004	$662,391	$47,037,485	$7,586,216

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/MMRS Growth Fund - Class A	JNL/MMRS Moderate Fund - Class A	JNL/Morgan Stanley Mid Cap Growth Fund - Class A(a)	JNL/Neuberger Berman Currency Fund - Class A	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Nicholas Convertible Arbitrage Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$102,635	$1,347,411	$294,808
Expenses
Asset-based charges	17,958	87,081	50,152	8,700	5,385	658,178	78,913
Total expenses	17,958	87,081	50,152	8,700	5,385	658,178	78,913
Net investment income (loss)	(17,958)	(87,081)	(50,152)	(8,700)	97,250	689,233	215,895

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	81,996	63,926	279,599	(2,533)	(11,646)	227,833	(38,410)
Net change in unrealized appreciation
(depreciation) on investments	262,558	1,138,404	1,008,721	21,337	(58,329)	1,260,033	113,489
Net realized and unrealized gain (loss)	344,554	1,202,330	1,288,320	18,804	(69,975)	1,487,866	75,079

Net change in net assets
from operations	$326,596	$1,115,249	$1,238,168	$10,104	$27,275	$2,177,099	$290,974

(a)	The period is from January 1, 2017 through April 24, 2017, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	JNL/Oppenheimer Global Growth Fund - Class A	JNL/PIMCO Credit Income Fund - Class A	JNL/PIMCO Income Fund - Class A	JNL/PIMCO Real Return Fund - Class A	JNL/PPM America Floating Rate Income Fund - Class A	JNL/PPM America High Yield Bond Fund - Class A
Assets
Investments, at fair value^	$1,951,967	$142,339,186	$23,680,222	$4,780,133	$79,953,991	$94,067,032	$120,556,663
Receivables:
Investments in Fund shares sold	81	32,220	9,481	224	15,697	13,509	24,972
Investment Division units sold	—	219,834	32,094	66,790	6,248	42,271	58,969
Total assets	1,952,048	142,591,240	23,721,797	4,847,147	79,975,936	94,122,812	120,640,604

Liabilities
Payables:
Investments in Fund shares purchased	—	219,834	32,094	66,790	6,248	42,271	58,969
Investment Division units redeemed	25	26,344	8,543	58	12,505	9,939	20,239
Insurance fees due to Jackson
of New York	56	5,876	938	166	3,192	3,570	4,733
Total liabilities	81	252,054	41,575	67,014	21,945	55,780	83,941
Net assets	$1,951,967	$142,339,186	$23,680,222	$4,780,133	$79,953,991	$94,067,032	$120,556,663

^Investments in Funds, shares outstanding	163,618	7,665,007	2,022,222	474,690	8,035,577	8,924,766	8,838,465
^Investments in Funds, at cost	$1,643,250	$109,916,516	$23,129,604	$4,769,382	$88,252,482	$95,450,555	$120,034,786

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	JNL/Oppenheimer Global Growth Fund - Class A	JNL/PIMCO Credit Income Fund - Class A	JNL/PIMCO Income Fund - Class A(a)	JNL/PIMCO Real Return Fund - Class A	JNL/PPM America Floating Rate Income Fund - Class A	JNL/PPM America High Yield Bond Fund - Class A
Investment Income
Dividends	$868	$922,157	$342,878	$—	$—	$3,232,047	$7,076,035
Expenses
Asset-based charges	11,485	1,740,371	240,335	7,400	1,158,705	1,343,996	1,735,733
Total expenses	11,485	1,740,371	240,335	7,400	1,158,705	1,343,996	1,735,733
Net investment income (loss)	(10,617)	(818,214)	102,543	(7,400)	(1,158,705)	1,888,051	5,340,302

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	50,449	—	—	—	—
Investments	33,279	3,387,038	87,707	779	(2,090,762)	(219,772)	418,660
Net change in unrealized appreciation
(depreciation) on investments	322,496	30,476,446	559,359	10,751	4,498,425	(212,606)	1,071,822
Net realized and unrealized gain (loss)	355,775	33,863,484	697,515	11,530	2,407,663	(432,378)	1,490,482

Net change in net assets
from operations	$345,158	$33,045,270	$800,058	$4,130	$1,248,958	$1,455,673	$6,830,784

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/PPM America Long Short Credit Fund - Class A	JNL/PPM America Mid Cap Value Fund - Class A	JNL/PPM America Small Cap Value Fund - Class A	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Value Equity Fund - Class A		JNL/S&P 4 Fund - Class A
Assets
Investments, at fair value^	$974,814	$37,793,550	$67,562,599	$25,247,824	$15,294,915		$511,544,024
Receivables:
Investments in Fund shares sold	27	3,612	49,660	14,635	880		190,723
Investment Division units sold	—	7	29,902	14,618	—		1,123,742
Total assets	974,841	37,797,169	67,642,161	25,277,077	15,295,795		512,858,489

Liabilities
Payables:
Investments in Fund shares purchased	—	7	29,902	14,618	—		1,123,742
Investment Division units redeemed	—	2,158	46,866	13,712	237		170,655
Insurance fees due to Jackson
of New York	27	1,454	2,794	923	643		20,068
Total liabilities	27	3,619	79,562	29,253	880		1,314,465
Net assets	$974,814	$37,793,550	$67,562,599	$25,247,824	$15,294,915		$511,544,024

^Investments in Funds, shares outstanding	109,407	2,398,068	4,450,764	2,112,789	641,296		25,063,401
^Investments in Funds, at cost	$1,016,758	$34,114,571	$55,329,596	$25,158,043	$11,923,529		$423,331,874

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/PPM America Long Short Credit Fund - Class A	JNL/PPM America Mid Cap Value Fund - Class A	JNL/PPM America Small Cap Value Fund - Class A	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Value Equity Fund - Class A	JNL/Red Rocks Listed Private Equity Fund - Class A(a)	JNL/S&P 4 Fund - Class A
Investment Income
Dividends	$37,932	$241,533	$219,086	$580,875	$192,402	$945,986	$—
Expenses
Asset-based charges	9,494	538,048	885,653	327,831	215,973	235,908	7,104,864
Total expenses	9,494	538,048	885,653	327,831	215,973	235,908	7,104,864
Net investment income (loss)	28,438	(296,515)	(666,567)	253,044	(23,571)	710,078	(7,104,864)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	1,286,074	436,834	—	—	210,545	—
Investments	(9,010)	976,596	2,493,847	3,917	671,469	657,358	11,474,404
Net change in unrealized appreciation
(depreciation) on investments	5,780	1,738,452	6,265,397	412,185	1,073,165	3,979,132	59,105,791
Net realized and unrealized gain (loss)	(3,230)	4,001,122	9,196,078	416,102	1,744,634	4,847,035	70,580,195

Net change in net assets
from operations	$25,208	$3,704,607	$8,529,511	$669,146	$1,721,063	$5,557,113	$63,475,331

(a)	The period is from January 1, 2017 through September 25, 2017, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/S&P Competitive Advantage Fund - Class A	JNL/S&P Dividend Income & Growth Fund - Class A	JNL/S&P International 5 Fund - Class A	JNL/S&P Intrinsic Value Fund - Class A	JNL/S&P Managed Aggressive Growth Fund - Class A	JNL/S&P Managed Conservative Fund - Class A	JNL/S&P Managed Growth Fund - Class A
Assets
Investments, at fair value^	$56,464,159	$291,181,699	$3,911,988	$59,146,333	$157,774,288	$126,821,829	$397,279,465
Receivables:
Investments in Fund shares sold	17,384	159,071	658	17,315	10,603	306,374	480,801
Investment Division units sold	1,000	115,422	—	9,148	215	—	35,332
Total assets	56,482,543	291,456,192	3,912,646	59,172,796	157,785,106	127,128,203	397,795,598

Liabilities
Payables:
Investments in Fund shares purchased	1,000	115,422	—	9,148	215	—	35,332
Investment Division units redeemed	15,154	147,347	545	14,936	3,945	301,006	464,187
Insurance fees due to Jackson
of New York	2,230	11,724	113	2,379	6,658	5,368	16,614
Total liabilities	18,384	274,493	658	26,463	10,818	306,374	516,133
Net assets	$56,464,159	$291,181,699	$3,911,988	$59,146,333	$157,774,288	$126,821,829	$397,279,465

^Investments in Funds, shares outstanding	3,349,001	18,210,238	339,288	4,037,292	7,103,750	9,450,211	21,064,659
^Investments in Funds, at cost	$52,475,224	$270,381,207	$3,530,233	$57,646,891	$118,088,705	$111,579,351	$282,276,808

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/S&P Competitive Advantage Fund - Class A	JNL/S&P Dividend Income & Growth Fund - Class A	JNL/S&P International 5 Fund - Class A	JNL/S&P Intrinsic Value Fund - Class A	JNL/S&P Managed Aggressive Growth Fund - Class A	JNL/S&P Managed Conservative Fund - Class A	JNL/S&P Managed Growth Fund - Class A
Investment Income
Dividends	$766,846	$8,215,635	$329,067	$1,499,735	$—	$—	$—
Expenses
Asset-based charges	874,816	4,467,323	32,486	844,616	2,235,286	2,039,585	5,747,300
Total expenses	874,816	4,467,323	32,486	844,616	2,235,286	2,039,585	5,747,300
Net investment income (loss)	(107,970)	3,748,312	296,581	655,119	(2,235,286)	(2,039,585)	(5,747,300)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	430,995	17,354,057	—	—	—	—	—
Investments	(1,679,644)	6,034,525	87,727	(1,071,256)	5,203,585	3,246,701	14,736,041
Net change in unrealized appreciation
(depreciation) on investments	10,844,357	1,601,687	402,298	9,524,221	24,783,675	5,545,430	56,705,887
Net realized and unrealized gain (loss)	9,595,708	24,990,269	490,025	8,452,965	29,987,260	8,792,131	71,441,928

Net change in net assets
from operations	$9,487,738	$28,738,581	$786,606	$9,108,084	$27,751,974	$6,752,546	$65,694,628
See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/S&P Managed Moderate Fund - Class A	JNL/S&P Managed Moderate Growth Fund - Class A	JNL/S&P Mid 3 Fund - Class A	JNL/S&P Total Yield Fund - Class A	JNL/Scout Unconstrained Bond Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class A	JNL/T. Rowe Price Established Growth Fund - Class A
Assets
Investments, at fair value^	$291,601,609	$473,768,422	$21,728,791	$38,777,855	$4,440,570	$112,574,556	$439,672,797
Receivables:
Investments in Fund shares sold	37,240	311,397	3,355	19,885	192	36,141	50,844
Investment Division units sold	8,000	50,421	—	32	166	87,889	1,746,676
Total assets	291,646,849	474,130,240	21,732,146	38,797,772	4,440,928	112,698,586	441,470,317

Liabilities
Payables:
Investments in Fund shares purchased	8,000	50,421	—	32	166	87,889	1,746,676
Investment Division units redeemed	25,174	291,872	2,534	18,339	68	32,418	33,280
Insurance fees due to Jackson
of New York	12,066	19,525	821	1,546	124	3,723	17,564
Total liabilities	45,240	361,818	3,355	19,917	358	124,030	1,797,520
Net assets	$291,601,609	$473,768,422	$21,728,791	$38,777,855	$4,440,570	$112,574,556	$439,672,797

^Investments in Funds, shares outstanding	18,898,354	27,010,742	1,694,913	2,754,109	446,288	7,866,845	9,997,108
^Investments in Funds, at cost	$236,986,500	$360,141,800	$18,873,823	$37,458,017	$4,374,583	$104,275,511	$350,424,878

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/S&P Managed Moderate Fund - Class A	JNL/S&P Managed Moderate Growth Fund - Class A	JNL/S&P Mid 3 Fund - Class A	JNL/S&P Total Yield Fund - Class A	JNL/Scout Unconstrained Bond Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class A	JNL/T. Rowe Price Established Growth Fund - Class A
Investment Income
Dividends	$—	$—	$393,902	$846,607	$35,786	$574,703	$203,229
Expenses
Asset-based charges	4,398,074	6,998,052	282,347	585,712	45,770	762,571	5,218,142
Total expenses	4,398,074	6,998,052	282,347	585,712	45,770	762,571	5,218,142
Net investment income (loss)	(4,398,074)	(6,998,052)	111,555	260,895	(9,984)	(187,868)	(5,014,913)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	1,006,025	29,404	662,641	19,834,917
Investments	9,065,903	18,701,517	468,246	(215,019)	21,037	705,977	13,363,302
Net change in unrealized appreciation
(depreciation) on investments	21,644,228	49,866,642	1,439,023	2,426,309	(10,574)	6,663,888	64,101,517
Net realized and unrealized gain (loss)	30,710,131	68,568,159	1,907,269	3,217,315	39,867	8,032,506	97,299,736

Net change in net assets
from operations	$26,312,057	$61,570,107	$2,018,824	$3,478,210	$29,883	$7,844,638	$92,284,823

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price Value Fund - Class A	JNL/The Boston Company Equity Income Fund - Class A	JNL/The London Company Focused U.S. Equity Fund - Class A	JNL/VanEck International Gold Fund - Class A	JNL/Vanguard Capital Growth Fund - Class A
Assets
Investments, at fair value^	$286,478,223	$63,059,643	$159,464,938	$16,389,036	$1,779,083	$3,802,513	$5,201,805
Receivables:
Investments in Fund shares sold	109,697	37,057	30,730	12,191	294	1,039	364
Investment Division units sold	330,233	64,685	64,818	6,298	—	32	72,936
Total assets	286,918,153	63,161,385	159,560,486	16,407,525	1,779,377	3,803,584	5,275,105

Liabilities
Payables:
Investments in Fund shares purchased	330,233	64,685	64,818	6,298	—	32	72,936
Investment Division units redeemed	97,814	34,633	24,017	11,720	245	932	159
Insurance fees due to Jackson
of New York	11,883	2,424	6,713	471	49	107	205
Total liabilities	439,930	101,742	95,548	18,489	294	1,071	73,300
Net assets	$286,478,223	$63,059,643	$159,464,938	$16,389,036	$1,779,083	$3,802,513	$5,201,805

^Investments in Funds, shares outstanding	6,060,466	6,434,657	9,133,158	954,516	118,212	369,894	481,649
^Investments in Funds, at cost	$233,423,858	$63,889,677	$141,382,960	$13,353,642	$1,416,105	$3,837,177	$5,099,400

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price Value Fund - Class A	JNL/The Boston Company Equity Income Fund - Class A	JNL/The London Company Focused U.S. Equity Fund - Class A	JNL/VanEck International Gold Fund - Class A	JNL/Vanguard Capital Growth Fund - Class A(a)
Investment Income
Dividends	$—	$905,239	$2,276,386	$230,535	$11,123	$159,325	$—
Expenses
Asset-based charges	3,793,560	884,705	2,158,306	156,366	15,691	36,265	8,095
Total expenses	3,793,560	884,705	2,158,306	156,366	15,691	36,265	8,095
Net investment income (loss)	(3,793,560)	20,534	118,080	74,169	(4,568)	123,060	(8,095)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	12,895,824	—	6,066,709	285,483	—	—	—
Investments	7,955,771	(174,777)	2,188,886	380,235	30,394	(3,758)	4,241
Net change in unrealized appreciation
(depreciation) on investments	32,455,081	(32,425)	13,614,888	1,321,409	218,112	228,550	102,405
Net realized and unrealized gain (loss)	53,306,676	(207,202)	21,870,483	1,987,127	248,506	224,792	106,646

Net change in net assets
from operations	$49,513,116	$(186,668)	$21,988,563	$2,061,296	$243,938	$347,852	$98,551

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/Vanguard Equity Income Fund - Class A	JNL/Vanguard Global Bond Market Index Fund - Class A	JNL/Vanguard Growth Allocation Fund - Class A	JNL/Vanguard International Fund - Class A	JNL/Vanguard International Stock Market Index Fund - Class A	JNL/Vanguard Moderate Allocation Fund - Class A	JNL/Vanguard Moderate Growth Allocation Fund - Class A
Assets
Investments, at fair value^	$4,692,527	$2,031,526	$1,599,982	$5,081,305	$3,426,814	$4,460,293	$3,817,294
Receivables:
Investments in Fund shares sold	1,193	85	105	462	295	267	148
Investment Division units sold	10,689	12,500	24,530	22,430	47,297	67,360	19,187
Total assets	4,704,409	2,044,111	1,624,617	5,104,197	3,474,406	4,527,920	3,836,629

Liabilities
Payables:
Investments in Fund shares purchased	10,689	12,500	24,530	22,430	47,297	67,360	19,187
Investment Division units redeemed	997	—	45	264	171	93	3
Insurance fees due to Jackson
of New York	196	85	60	198	124	174	145
Total liabilities	11,882	12,585	24,635	22,892	47,592	67,627	19,335
Net assets	$4,692,527	$2,031,526	$1,599,982	$5,081,305	$3,426,814	$4,460,293	$3,817,294

^Investments in Funds, shares outstanding	439,787	202,142	152,524	491,422	327,925	436,001	368,109
^Investments in Funds, at cost	$4,561,320	$2,026,063	$1,577,060	$5,001,991	$3,343,427	$4,418,245	$3,744,812

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/Vanguard Equity Income Fund - Class A(a)	JNL/Vanguard Global Bond Market Index Fund - Class A(a)	JNL/Vanguard Growth Allocation Fund - Class A(a)	JNL/Vanguard International Fund - Class A(a)	JNL/Vanguard International Stock Market Index Fund - Class A(a)	JNL/Vanguard Moderate Allocation Fund - Class A(a)	JNL/Vanguard Moderate Growth Allocation Fund - Class A(a)
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	9,377	5,358	1,812	9,530	5,589	6,297	7,049
Total expenses	9,377	5,358	1,812	9,530	5,589	6,297	7,049
Net investment income (loss)	(9,377)	(5,358)	(1,812)	(9,530)	(5,589)	(6,297)	(7,049)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	1,186	486	45	353	123	64	135
Net change in unrealized appreciation
(depreciation) on investments	131,207	5,463	22,922	79,314	83,387	42,048	72,482
Net realized and unrealized gain (loss)	132,393	5,949	22,967	79,667	83,510	42,112	72,617

Net change in net assets
from operations	$123,016	$591	$21,155	$70,137	$77,921	$35,815	$65,568

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/Vanguard Small Company Growth Fund - Class A	JNL/Vanguard U.S. Stock Market Index Fund - Class A	JNL/WCM Focused International Equity Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class A	JNL/WMC Balanced Fund - Class A	JNL/WMC Government Money Market Fund - Class A	JNL/WMC Value Fund - Class A
Assets
Investments, at fair value^	$3,800,966	$4,835,592	$2,248,921	$349,477	$398,490,116	$67,398,503	$55,521,833
Receivables:
Investments in Fund shares sold	263	167	10,193	9	71,843	38,314	5,217
Investment Division units sold	20,000	30,684	—	—	43,181	7,312	2,512
Total assets	3,821,229	4,866,443	2,259,114	349,486	398,605,140	67,444,129	55,529,562

Liabilities
Payables:
Investments in Fund shares purchased	20,000	30,684	—	—	43,181	7,312	2,512
Investment Division units redeemed	109	—	10,133	—	56,510	35,760	2,893
Insurance fees due to Jackson
of New York	154	167	60	9	15,333	2,554	2,324
Total liabilities	20,263	30,851	10,193	9	115,024	45,626	7,729
Net assets	$3,800,966	$4,835,592	$2,248,921	$349,477	$398,490,116	$67,398,503	$55,521,833

^Investments in Funds, shares outstanding	353,907	451,502	155,742	34,948	16,589,930	67,398,503	2,268,049
^Investments in Funds, at cost	$3,706,727	$4,703,595	$1,866,528	$347,716	$354,155,458	$67,398,503	$48,634,357

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/Vanguard Small Company Growth Fund - Class A(a)	JNL/Vanguard U.S. Stock Market Index Fund - Class A(a)	JNL/WCM Focused International Equity Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class A	JNL/WMC Balanced Fund - Class A	JNL/WMC Government Money Market Fund - Class A	JNL/WMC Value Fund - Class A
Investment Income
Dividends	$—	$—	$6,254	$6,985	$5,127,145	$81,459	$870,859
Expenses
Asset-based charges	7,051	7,729	17,514	2,182	5,059,093	922,236	791,815
Total expenses	7,051	7,729	17,514	2,182	5,059,093	922,236	791,815
Net investment income (loss)	(7,051)	(7,729)	(11,260)	4,803	68,052	(840,777)	79,044

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	1,580	—	8,109,862	—	2,905,505
Investments	(383)	5,030	83,890	2,028	5,454,883	—	1,392,277
Net change in unrealized appreciation
(depreciation) on investments	94,239	131,997	366,768	(321)	23,804,714	—	2,208,050
Net realized and unrealized gain (loss)	93,856	137,027	452,238	1,707	37,369,459	—	6,505,832

Net change in net assets
from operations	$86,805	$129,298	$440,978	$6,510	$37,437,511	$(840,777)	$6,584,876

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JG - Equity 100 Fund(a)	JG - Fixed Income 100 Fund(a)	JG - Growth Fund(a)	JG - Maximum Growth Fund(a)	JG - Moderate Growth Fund(a)	JNL Aggressive Growth Allocation Fund - Class A	JNL Alt 65 Fund - Class A(a)
Operations
Net investment income (loss)	$(45,221)	$(34,468)	$(188,531)	$(103,027)	$(391,354)	$(969,218)	$(156,402)
Net realized gain (loss) on investments	875,371	177,272	3,812,649	2,107,265	5,980,446	1,002,812	2,556
Net change in unrealized appreciation
(depreciation) on investments	67,345	4,769	(818,735)	(224,661)	(975,578)	11,422,457	950,911
Net change in net assets
from operations	897,495	147,573	2,805,383	1,779,577	4,613,514	11,456,051	797,065

Contract transactions[1]
Purchase payments	343,966	146,583	1,138,336	501,958	2,703,184	5,411,256	294,658
Surrenders and terminations	(124,015)	(92,816)	(323,245)	(484,781)	(1,524,471)	(2,551,920)	(645,303)
Transfers between Investment Divisions	(7,157,121)	(5,003,765)	(27,017,571)	(14,856,292)	(54,308,867)	25,277,927	(16,063,443)
Contract owner charges	(1,953)	(796)	(8,199)	(3,303)	(20,940)	(736,199)	(112,842)
Net change in net assets
from contract transaction	(6,939,123)	(4,950,794)	(26,210,679)	(14,842,418)	(53,151,094)	27,401,064	(16,526,930)

Net change in net assets	(6,041,628)	(4,803,221)	(23,405,296)	(13,062,841)	(48,537,580)	38,857,115	(15,729,865)

Net assets beginning of year	6,041,628	4,803,221	23,405,296	13,062,841	48,537,580	50,382,084	15,729,865

Net assets end of year	$—	$—	$—	$—	$—	$89,239,199	$—

[1]Contract unit transactions
Units outstanding at beginning of year	435,789	488,374	2,024,069	1,009,707	3,996,153	4,209,607	914,989
Units issued	36,171	225,256	358,410	79,934	413,656	2,486,061	56,209
Units redeemed	(471,960)	(713,630)	(2,382,479)	(1,089,641)	(4,409,809)	(540,640)	(971,198)
Units outstanding at end of year	—	—	—	—	—	6,155,028	—
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$537,454	$2,290,329	$4,408,259	$1,086,996	$5,287,114	$34,596,550	$1,001,542
Proceeds from sales	$7,521,798	$7,275,590	$30,807,469	$16,032,442	$58,829,562	$8,164,705	$17,684,873

(a)	The period is from January 1, 2017 through September 25, 2017, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL Conservative Allocation Fund - Class A	JNL Growth Allocation Fund - Class A	JNL Institutional Alt 100 Fund - Class A	JNL Institutional Alt 25 Fund - Class A	JNL Institutional Alt 35 Fund - Class A(a)	JNL Institutional Alt 50 Fund - Class A	JNL Interest Rate Opportunities Fund - Class A
Operations
Net investment income (loss)	$(175,856)	$(1,927,341)	$(213,773)	$(1,521,334)	$(848,619)	$(1,638,966)	$(36,309)
Net realized gain (loss) on investments	395,525	3,535,043	(155,954)	845,606	4,550,843	816,087	(987)
Net change in unrealized appreciation
(depreciation) on investments	737,972	18,673,795	1,149,171	12,544,097	1,765,612	9,876,683	138,840
Net change in net assets
from operations	957,641	20,281,497	779,444	11,868,369	5,467,836	9,053,804	101,544

Contract transactions[1]
Purchase payments	1,729,810	9,466,340	801,426	2,441,276	1,618,735	2,815,383	509,039
Surrenders and terminations	(1,958,169)	(5,595,522)	(2,312,280)	(7,578,767)	(2,844,735)	(7,737,522)	(182,912)
Transfers between Investment Divisions	6,852,943	26,817,557	(3,964,186)	72,594,538	(78,850,117)	7,069,580	(634,195)
Contract owner charges	(26,325)	(1,498,490)	(10,711)	(1,247,083)	(694,817)	(1,395,506)	(322)
Net change in net assets
from contract transaction	6,598,259	29,189,885	(5,485,751)	66,209,964	(80,770,934)	751,935	(308,390)

Net change in net assets	7,555,900	49,471,382	(4,706,307)	78,078,333	(75,303,098)	9,805,739	(206,846)

Net assets beginning of year	12,340,961	113,670,985	23,432,466	77,721,919	75,303,098	105,472,066	3,609,900

Net assets end of year	$19,896,861	$163,142,367	$18,726,159	$155,800,252	$—	$115,277,805	$3,403,054

[1]Contract unit transactions
Units outstanding at beginning of year	1,140,673	8,879,404	2,308,186	4,645,747	4,449,206	6,298,333	376,012
Units issued	1,407,024	3,643,524	151,005	4,420,122	210,373	1,340,981	63,433
Units redeemed	(825,897)	(1,769,801)	(685,547)	(789,483)	(4,659,579)	(1,335,863)	(95,666)
Units outstanding at end of year	1,721,800	10,753,127	1,773,644	8,276,386	—	6,303,451	343,779
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$15,986,191	$53,743,871	$1,558,711	$80,436,945	$3,748,015	$24,053,692	$622,646
Proceeds from sales	$9,563,788	$26,481,327	$7,258,235	$15,748,314	$85,367,569	$24,940,723	$967,346

(a)	The period is from January 1, 2017 through September 25, 2017, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL Moderate Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class A	JNL Multi-Manager Alternative Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Value Fund - Class A	JNL Real Assets Fund - Class A
Operations
Net investment income (loss)	$(361,960)	$(1,614,113)	$(3,204)	$(23,335)	$(1,126,281)	$(411,606)	$(5,194)
Net realized gain (loss) on investments	584,894	2,209,205	1,629	33,180	(321,278)	2,841,716	(660)
Net change in unrealized appreciation
(depreciation) on investments	2,853,935	12,654,966	46,021	265,456	17,913,506	1,991,528	29,386
Net change in net assets
from operations	3,076,869	13,250,058	44,446	275,301	16,465,947	4,421,638	23,532

Contract transactions[1]
Purchase payments	6,997,974	7,229,969	191,273	2,183,608	5,233,240	4,296,639	36,867
Surrenders and terminations	(2,778,526)	(7,615,085)	(43,851)	(96,541)	(4,549,912)	(2,263,172)	(8,448)
Transfers between Investment Divisions	(4,723,742)	53,856,334	351,416	1,287,555	(994,979)	(814,605)	(4,583)
Contract owner charges	(25,802)	(1,177,566)	(1,262)	(16,236)	(866,571)	(506,563)	(60)
Net change in net assets
from contract transaction	(530,096)	52,293,652	497,576	3,358,386	(1,178,222)	712,299	23,776

Net change in net assets	2,546,773	65,543,710	542,022	3,633,687	15,287,725	5,133,937	47,308

Net assets beginning of year	33,433,331	91,381,812	647,086	365,202	66,238,301	46,679,911	440,454

Net assets end of year	$35,980,104	$156,925,522	$1,189,108	$3,998,889	$81,526,026	$51,813,848	$487,762

[1]Contract unit transactions
Units outstanding at beginning of year	2,767,530	6,921,291	67,679	34,352	1,761,880	2,327,301	47,195
Units issued	706,182	4,677,472	56,065	367,113	314,694	466,502	11,627
Units redeemed	(746,394)	(1,257,560)	(5,687)	(72,755)	(356,091)	(438,006)	(9,102)
Units outstanding at end of year	2,727,318	10,341,203	118,057	328,710	1,720,483	2,355,797	49,720
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$8,990,294	$70,375,601	$559,396	$4,194,474	$13,820,512	$12,167,153	$110,708
Proceeds from sales	$9,882,350	$19,696,062	$65,025	$854,031	$16,125,015	$9,668,210	$92,125

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL Tactical ETF Growth Fund - Class A	JNL Tactical ETF Moderate Fund - Class A	JNL Tactical ETF Moderate Growth Fund - Class A	JNL/AB Dynamic Asset Allocation Fund - Class A	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Blue Chip Income and Growth Fund - Class A	JNL/American Funds Global Bond Fund - Class A
Operations
Net investment income (loss)	$66,218	$50,456	$111,790	$47,502	$(126,098)	$(3,504,283)	$(324,280)
Net realized gain (loss) on investments	240,012	167,382	341,718	20,079	779,039	8,756,840	(75,392)
Net change in unrealized appreciation
(depreciation) on investments	2,866,281	896,993	2,837,803	378,086	3,210,275	26,290,164	1,671,311
Net change in net assets
from operations	3,172,511	1,114,831	3,291,311	445,667	3,863,216	31,542,721	1,271,639

Contract transactions[1]
Purchase payments	1,992,565	1,226,912	3,619,539	272,169	15,022,979	26,814,241	2,732,106
Surrenders and terminations	(320,744)	(819,287)	(626,709)	(114,231)	(1,836,937)	(10,191,108)	(2,329,511)
Transfers between Investment Divisions	2,927,826	(1,727,305)	(1,865,715)	1,113,469	11,487,531	5,597,715	(38,160)
Contract owner charges	(6,131)	(5,480)	(8,470)	(475)	(304,521)	(2,688,703)	(333,636)
Net change in net assets
from contract transaction	4,593,516	(1,325,160)	1,118,645	1,270,932	24,369,052	19,532,145	30,799

Net change in net assets	7,766,027	(210,329)	4,409,956	1,716,599	28,232,268	51,074,866	1,302,438

Net assets beginning of year	14,692,672	11,888,935	21,901,459	2,670,460	21,326,409	197,214,962	26,049,904

Net assets end of year	$22,458,699	$11,678,606	$26,311,415	$4,387,059	$49,558,677	$248,289,828	$27,352,342

[1]Contract unit transactions
Units outstanding at beginning of year	1,080,128	1,023,905	1,716,035	261,690	1,542,695	10,800,504	2,603,936
Units issued	478,511	173,526	399,482	140,815	1,919,239	3,209,384	580,828
Units redeemed	(163,207)	(286,510)	(317,022)	(28,452)	(358,801)	(2,180,336)	(583,362)
Units outstanding at end of year	1,395,432	910,921	1,798,495	374,053	3,103,133	11,829,552	2,601,402
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$7,311,970	$2,298,913	$5,793,560	$1,661,379	$30,574,222	$61,723,288	$6,137,161
Proceeds from sales	$2,652,236	$3,573,617	$4,563,125	$342,945	$5,861,317	$45,695,426	$6,430,641

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds International Fund - Class A	JNL/American Funds Moderate Growth Allocation Fund - Class A
Operations
Net investment income (loss)	$(29,172)	$(452,988)	$(1,162,705)	$(238,650)	$(3,924,167)	$(644,229)	$(1,619,547)
Net realized gain (loss) on investments	653,601	5,743,254	1,420,358	931,793	9,954,044	6,365,644	2,344,854
Net change in unrealized appreciation
(depreciation) on investments	1,606,078	1,794,754	12,760,609	4,610,019	43,192,760	14,586,887	12,969,210
Net change in net assets
from operations	2,230,507	7,085,020	13,018,262	5,303,162	49,222,637	20,308,302	13,694,517

Contract transactions[1]
Purchase payments	2,274,017	4,192,387	17,276,445	5,057,920	45,927,575	14,020,761	16,057,617
Surrenders and terminations	(281,644)	(1,511,919)	(3,414,626)	(924,238)	(13,303,307)	(3,614,604)	(6,417,349)
Transfers between Investment Divisions	775,554	(214,522)	8,693,769	656,377	12,529,763	10,866,272	7,756,061
Contract owner charges	(1,626)	(424,117)	(900,527)	(11,806)	(2,990,243)	(884,588)	(1,190,893)
Net change in net assets
from contract transaction	2,766,301	2,041,829	21,655,061	4,778,253	42,163,788	20,387,841	16,205,436

Net change in net assets	4,996,808	9,126,849	34,673,323	10,081,415	91,386,425	40,696,143	29,899,953

Net assets beginning of year	6,481,789	29,090,384	60,575,531	17,786,433	221,609,875	61,369,041	89,820,457

Net assets end of year	$11,478,597	$38,217,233	$95,248,854	$27,867,848	$312,996,300	$102,065,184	$119,720,410

[1]Contract unit transactions
Units outstanding at beginning of year	557,638	2,298,927	4,591,760	1,079,669	12,445,083	5,398,944	7,191,200
Units issued	290,574	555,028	2,119,934	497,618	4,502,751	2,617,525	2,579,918
Units redeemed	(87,298)	(415,692)	(644,236)	(241,150)	(2,321,220)	(1,110,923)	(1,377,674)
Units outstanding at end of year	760,914	2,438,263	6,067,458	1,336,137	14,626,614	6,905,546	8,393,444
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$4,514,620	$13,127,279	$30,999,939	$9,349,098	$87,619,848	$40,270,796	$34,785,547
Proceeds from sales	$1,288,833	$6,412,120	$10,507,583	$4,809,494	$49,380,227	$16,085,223	$20,199,657

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/American Funds New World Fund - Class A	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A	JNL/AQR Managed Futures Strategy Fund - Class A	JNL/AQR Risk Parity Fund - Class A	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Long Short Credit Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class A
Operations
Net investment income (loss)	$(644,144)	$(330,576)	$(127,487)	$37,099	$263,008	$15,052	$(278,946)
Net realized gain (loss) on investments	759,254	329,890	(825,920)	(258,239)	839,718	(29,877)	(2,087,823)
Net change in unrealized appreciation
(depreciation) on investments	11,865,542	6,896,866	648,379	410,676	19,555,353	89,159	(413,551)
Net change in net assets
from operations	11,980,652	6,896,180	(305,028)	189,536	20,658,079	74,334	(2,780,320)

Contract transactions[1]
Purchase payments	6,249,134	1,423,946	594,235	283,564	13,467,925	279,671	3,036,554
Surrenders and terminations	(2,689,959)	(1,846,883)	(1,227,918)	(97,416)	(11,274,343)	(109,015)	(3,381,703)
Transfers between Investment Divisions	8,126,503	1,731,648	(1,265,803)	(300,370)	(6,777,257)	(356,217)	(2,971,091)
Contract owner charges	(639,099)	(426,717)	(13,847)	(1,172)	(1,951,324)	(1,239)	(571,481)
Net change in net assets
from contract transaction	11,046,579	881,994	(1,913,333)	(115,394)	(6,534,999)	(186,800)	(3,887,721)

Net change in net assets	23,027,231	7,778,174	(2,218,361)	74,142	14,123,080	(112,466)	(6,668,041)

Net assets beginning of year	42,807,851	32,788,225	13,525,578	1,972,616	175,942,099	3,493,884	57,142,358

Net assets end of year	$65,835,082	$40,566,399	$11,307,217	$2,046,758	$190,065,179	$3,381,418	$50,474,317

[1]Contract unit transactions
Units outstanding at beginning of year	4,038,542	2,402,238	1,312,576	191,283	14,783,536	350,385	6,564,684
Units issued	1,682,607	600,099	204,220	54,487	2,186,139	52,123	1,544,356
Units redeemed	(831,975)	(545,794)	(393,317)	(66,612)	(2,762,871)	(70,525)	(2,061,941)
Units outstanding at end of year	4,889,174	2,456,543	1,123,479	179,158	14,206,804	331,983	6,047,099
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$21,268,957	$9,305,183	$2,040,139	$717,376	$30,861,648	$576,388	$12,733,725
Proceeds from sales	$10,866,522	$8,753,764	$4,080,960	$729,266	$37,133,640	$748,137	$16,900,391

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/Boston Partners Global Long Short Equity Fund - Class A	JNL/Brookfield Global Infrastructure and MLP Fund - Class A	JNL/Causeway International Value Select Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class A(a)	JNL/Crescent High Income Fund - Class A	JNL/DFA Growth Allocation Fund - Class A(b)
Operations
Net investment income (loss)	$(1,960,271)	$(18,186)	$307,926	$(174,844)	$(695)	$28,613	$55,016
Net realized gain (loss) on investments	6,149,773	14,700	(631,606)	239,401	88	53,332	15,039
Net change in unrealized appreciation
(depreciation) on investments	30,487,753	124,490	5,984,506	8,929,704	10,416	31,172	32,559
Net change in net assets
from operations	34,677,255	121,004	5,660,826	8,994,261	9,809	113,117	102,614

Contract transactions[1]
Purchase payments	12,176,242	257,432	6,894,263	3,487,365	438,065	1,327,396	1,873,025
Surrenders and terminations	(7,255,079)	(44,212)	(2,532,610)	(1,790,047)	(676)	(383,466)	(20,683)
Transfers between Investment Divisions	2,080,001	(24,634)	(1,960,578)	(70,350)	125,886	285,188	293,118
Contract owner charges	(1,488,907)	(1,236)	(778,568)	(434,909)	(611)	(30,250)	(7,934)
Net change in net assets
from contract transaction	5,512,257	187,350	1,622,507	1,192,059	562,664	1,198,868	2,137,526

Net change in net assets	40,189,512	308,354	7,283,333	10,186,320	572,473	1,311,985	2,240,140

Net assets beginning of year	107,743,237	1,700,115	66,178,653	33,488,652	—	3,044,794	—

Net assets end of year	$147,932,749	$2,008,469	$73,461,986	$43,674,972	$572,473	$4,356,779	$2,240,140

[1]Contract unit transactions
Units outstanding at beginning of year	2,655,080	163,317	4,761,017	2,654,456	—	291,465	—
Units issued	572,095	66,065	1,222,369	642,838	54,346	202,400	244,081
Units redeemed	(478,915)	(48,478)	(1,107,774)	(573,558)	(1,387)	(90,187)	(40,482)
Units outstanding at end of year	2,748,260	180,904	4,875,612	2,723,736	52,959	403,678	203,599
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$30,213,444	$706,476	$19,372,925	$9,850,172	$577,183	$2,265,400	$2,640,678
Proceeds from sales	$24,470,829	$537,312	$17,442,492	$8,832,957	$15,214	$1,020,189	$447,029

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 24, 2017.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/DFA Moderate Growth Allocation Fund - Class A(a)	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Total Return Fund - Class A
Operations
Net investment income (loss)	$93,147	$(308,068)	$(26,938)	$(2,555,575)	$(1,574)	$(198,188)	$1,027,139
Net realized gain (loss) on investments	5,253	3,449,838	54,264	(92,537)	12,085	1,141,653	53,307
Net change in unrealized appreciation
(depreciation) on investments	104,903	6,644,413	283,117	11,133,410	15,286	1,596,419	624,664
Net change in net assets
from operations	203,303	9,786,183	310,443	8,485,298	25,797	2,539,884	1,705,110

Contract transactions[1]
Purchase payments	3,260,837	6,729,194	751,424	14,054,062	244,408	8,084,167	11,825,155
Surrenders and terminations	(28,243)	(3,236,980)	(93,482)	(17,434,861)	(12,680)	(521,306)	(3,291,606)
Transfers between Investment Divisions	1,764,236	(1,390,466)	89,909	4,562,245	184,694	19,910,299	5,128,894
Contract owner charges	(10,213)	(544,214)	(1,151)	(2,384,319)	(5)	(101,765)	(538,704)
Net change in net assets
from contract transaction	4,986,617	1,557,534	746,700	(1,202,873)	416,417	27,371,395	13,123,739

Net change in net assets	5,189,920	11,343,717	1,057,143	7,282,425	442,214	29,911,279	14,828,849

Net assets beginning of year	—	50,897,290	2,897,934	222,921,005	305,553	3,607,510	61,538,996

Net assets end of year	$5,189,920	$62,241,007	$3,955,077	$230,203,430	$747,767	$33,518,789	$76,367,845

[1]Contract unit transactions
Units outstanding at beginning of year	—	1,782,450	169,547	11,316,467	29,328	279,625	5,814,900
Units issued	484,651	523,677	81,599	2,002,757	60,939	2,242,304	2,621,725
Units redeemed	(3,727)	(474,816)	(39,011)	(2,107,778)	(22,685)	(344,581)	(1,410,831)
Units outstanding at end of year	480,924	1,831,311	212,135	11,211,446	67,582	2,177,348	7,025,794
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$5,143,860	$17,826,305	$1,538,887	$41,649,007	$671,899	$33,203,881	$30,179,713
Proceeds from sales	$60,403	$15,499,589	$707,662	$45,407,455	$253,273	$5,179,752	$16,028,834

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 24, 2017.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A	JNL/Epoch Global Shareholder Yield Fund - Class A	JNL/FAMCO Flex Core Covered Call Fund - Class A	JNL/FPA + DoubleLine Flexible Allocation Fund - Class A	JNL/Franklin Templeton Founding Strategy Fund - Class A	JNL/Franklin Templeton Global Fund - Class A	JNL/Franklin Templeton Global Multisector Bond Fund - Class A
Operations
Net investment income (loss)	$69,321	$143,414	$81,364	$(492,030)	$(1,346,507)	$44,856	$(600,351)
Net realized gain (loss) on investments	3,435	16,748	288,014	(201,992)	3,680,824	561,678	(405,675)
Net change in unrealized appreciation
(depreciation) on investments	24,654	357,801	753,039	8,373,783	6,058,874	4,077,269	1,857,515
Net change in net assets
from operations	97,410	517,963	1,122,417	7,679,761	8,393,191	4,683,803	851,489

Contract transactions[1]
Purchase payments	282,948	130,788	995,726	2,350,935	3,941,114	2,738,868	4,451,898
Surrenders and terminations	(99,705)	(260,578)	(538,835)	(5,661,549)	(7,041,917)	(1,852,364)	(2,407,995)
Transfers between Investment Divisions	295,677	(72,250)	248,115	(3,815,359)	(588,767)	(978,019)	(472,490)
Contract owner charges	(1,136)	(1,212)	(6,140)	(1,054,362)	(1,036,518)	(392,497)	(349,546)
Net change in net assets
from contract transaction	477,784	(203,252)	698,866	(8,180,335)	(4,726,088)	(484,012)	1,221,867

Net change in net assets	575,194	314,711	1,821,283	(500,574)	3,667,103	4,199,791	2,073,356

Net assets beginning of year	2,249,768	3,416,688	10,559,533	85,557,360	84,938,301	30,073,882	41,352,292

Net assets end of year	$2,824,962	$3,731,399	$12,380,816	$85,056,786	$88,605,404	$34,273,673	$43,425,648

[1]Contract unit transactions
Units outstanding at beginning of year	215,556	251,998	841,622	6,899,445	6,907,391	2,768,570	3,651,686
Units issued	85,275	19,069	172,406	789,962	846,012	545,926	853,669
Units redeemed	(40,881)	(33,169)	(119,619)	(1,428,178)	(1,219,956)	(593,978)	(757,665)
Units outstanding at end of year	259,950	237,898	894,409	6,261,229	6,533,447	2,720,518	3,747,690
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$1,005,118	$457,390	$2,690,855	$11,921,399	$11,000,900	$6,972,288	$10,002,165
Proceeds from sales	$458,012	$517,228	$1,676,020	$19,831,770	$17,073,495	$7,411,445	$9,380,649

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/Franklin Templeton Income Fund - Class A	JNL/Franklin Templeton International Small Cap Growth Fund - Class A	JNL/Franklin Templeton Mutual Shares Fund - Class A	JNL/Goldman Sachs Core Plus Bond Fund - Class A	JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class A(a)	JNL/Harris Oakmark Global Equity Fund - Class A
Operations
Net investment income (loss)	$3,776,731	$(167,170)	$707,226	$333,070	$(141,773)	$(43)	$(102,619)
Net realized gain (loss) on investments	1,582,438	668,928	1,874,422	(263,581)	(232,192)	548	73,986
Net change in unrealized appreciation
(depreciation) on investments	7,551,354	9,365,649	490,409	850,829	1,691,251	624	822,991
Net change in net assets
from operations	12,910,523	9,867,407	3,072,057	920,318	1,317,286	1,129	794,358

Contract transactions[1]
Purchase payments	11,812,118	3,524,503	2,898,659	4,369,872	548,691	33,407	884,513
Surrenders and terminations	(12,007,142)	(1,483,255)	(2,741,653)	(3,751,005)	(939,357)	(110)	(461,500)
Transfers between Investment Divisions	(3,091,134)	5,353,670	(1,365,619)	1,702,147	412,079	(10,880)	27,212,289
Contract owner charges	(1,676,127)	(407,336)	(599,966)	(700,808)	(98,176)	—	(44,374)
Net change in net assets
from contract transaction	(4,962,285)	6,987,582	(1,808,579)	1,620,206	(76,763)	22,417	27,590,928

Net change in net assets	7,948,238	16,854,989	1,263,478	2,540,524	1,240,523	23,546	28,385,286

Net assets beginning of year	156,295,143	31,695,203	47,838,012	62,751,768	9,546,543	—	1,169,218

Net assets end of year	$164,243,381	$48,550,192	$49,101,490	$65,292,292	$10,787,066	$23,546	$29,554,504

[1]Contract unit transactions
Units outstanding at beginning of year	10,877,574	3,235,215	3,696,093	2,511,871	808,494	—	119,381
Units issued	1,732,192	1,222,881	585,184	537,205	194,266	5,509	2,580,321
Units redeemed	(2,080,096)	(667,411)	(724,742)	(480,725)	(201,710)	(3,263)	(204,251)
Units outstanding at end of year	10,529,670	3,790,685	3,556,535	2,568,351	801,050	2,246	2,495,451
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$32,201,497	$15,013,771	$10,143,772	$15,064,733	$2,504,270	$56,269	$29,921,033
Proceeds from sales	$33,387,051	$8,087,414	$10,431,827	$13,111,457	$2,722,806	$33,896	$2,432,724

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/Invesco China-India Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class A(a)	JNL/Invesco Global Real Estate Fund - Class A	JNL/Invesco International Growth Fund - Class A	JNL/Invesco Mid Cap Value Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class A
Operations
Net investment income (loss)	$(560,593)	$(1,492)	$1,337,956	$7,713	$(89,709)	$(1,555,562)	$(1,120,997)
Net realized gain (loss) on investments	1,566,066	9,202	897,661	1,651,240	812,990	5,949,088	2,199,492
Net change in unrealized appreciation
(depreciation) on investments	16,565,709	11,255	4,450,937	11,011,251	1,731,766	18,247,382	18,048,540
Net change in net assets
from operations	17,571,182	18,965	6,686,554	12,670,204	2,455,047	22,640,908	19,127,035

Contract transactions[1]
Purchase payments	4,231,107	844,338	5,526,803	5,642,375	3,022,386	11,819,083	9,234,827
Surrenders and terminations	(2,591,381)	—	(4,653,176)	(3,010,793)	(1,973,865)	(4,515,157)	(3,887,208)
Transfers between Investment Divisions	4,451,473	(241,841)	(1,655,922)	1,599,313	565,289	6,738,556	1,968,285
Contract owner charges	(551,846)	(472)	(873,431)	(673,584)	(341,479)	(1,117,611)	(740,803)
Net change in net assets
from contract transaction	5,539,353	602,025	(1,655,726)	3,557,311	1,272,331	12,924,871	6,575,101

Net change in net assets	23,110,535	620,990	5,030,828	16,227,515	3,727,378	35,565,779	25,702,136

Net assets beginning of year	33,999,671	—	78,479,905	58,019,580	29,082,346	91,052,840	67,714,536

Net assets end of year	$57,110,206	$620,990	$83,510,733	$74,247,095	$32,809,724	$126,618,619	$93,416,672

[1]Contract unit transactions
Units outstanding at beginning of year	4,875,368	—	4,775,423	3,075,712	1,060,200	3,354,836	1,714,665
Units issued	1,733,150	102,599	915,749	990,599	228,578	1,084,351	533,818
Units redeemed	(1,162,528)	(42,265)	(1,017,714)	(844,225)	(186,213)	(658,238)	(407,182)
Units outstanding at end of year	5,445,990	60,334	4,673,458	3,222,086	1,102,565	3,780,949	1,841,301
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$15,960,605	$1,037,316	$19,873,973	$22,648,238	$6,812,777	$35,639,480	$26,301,352
Proceeds from sales	$10,981,846	$436,783	$18,558,621	$18,815,069	$5,630,155	$21,232,595	$19,563,442

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/Lazard Emerging Markets Fund - Class A	JNL/Lazard International Strategic Equity Fund - Class A	JNL/MC 10 x 10 Fund - Class A	JNL/MC Bond Index Fund - Class A	JNL/MC Consumer Discretionary Sector Fund - Class A	JNL/MC Consumer Staples Sector Fund - Class A(a)
Operations
Net investment income (loss)	$705,246	$(41,392)	$43,030	$(650,998)	$340,829	$(178,591)	$(832)
Net realized gain (loss) on investments	(386,173)	83,526	(18,557)	2,146,044	(116,560)	5,035,737	565
Net change in unrealized appreciation
(depreciation) on investments	273,068	7,282,549	820,380	4,350,220	703,384	6,925,485	19,571
Net change in net assets
from operations	592,141	7,324,683	844,853	5,845,266	927,653	11,782,631	19,304

Contract transactions[1]
Purchase payments	7,242,546	1,426,182	535,316	1,275,101	8,218,705	7,650,786	454,867
Surrenders and terminations	(4,825,986)	(2,940,693)	(309,185)	(2,920,091)	(3,626,103)	(3,286,728)	(58)
Transfers between Investment Divisions	(661,046)	(316,118)	(793,579)	(1,487,220)	2,476,830	3,019,236	83,184
Contract owner charges	(486,078)	(291,180)	(786)	(517,401)	(488,229)	(634,254)	(485)
Net change in net assets
from contract transaction	1,269,436	(2,121,809)	(568,234)	(3,649,611)	6,581,203	6,749,040	537,508

Net change in net assets	1,861,577	5,202,874	276,619	2,195,655	7,508,856	18,531,671	556,812

Net assets beginning of year	57,407,110	28,329,179	3,620,117	42,545,338	58,289,565	54,712,915	—

Net assets end of year	$59,268,687	$33,532,053	$3,896,736	$44,740,993	$65,798,421	$73,244,586	$556,812

[1]Contract unit transactions
Units outstanding at beginning of year	2,812,598	2,380,809	332,108	3,126,637	4,125,575	2,266,358	—
Units issued	961,800	385,347	77,046	329,983	1,300,645	799,804	53,913
Units redeemed	(936,223)	(557,180)	(128,255)	(587,467)	(867,765)	(550,085)	(1,240)
Units outstanding at end of year	2,838,175	2,208,976	280,899	2,869,153	4,558,455	2,516,077	52,673
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$21,986,812	$5,785,623	$1,027,525	$4,847,186	$20,064,977	$25,535,426	$550,579
Proceeds from sales	$20,012,130	$7,948,823	$1,552,729	$9,147,795	$13,142,946	$15,265,810	$13,903

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/MC DowSM Index Fund - Class A(a)	JNL/MC Emerging Markets Index Fund - Class A	JNL/MC Energy Sector Fund - Class A	JNL/MC European 30 Fund - Class A	JNL/MC Financial Sector Fund - Class A	JNL/MC Healthcare Sector Fund - Class A	JNL/MC Index 5 Fund - Class A
Operations
Net investment income (loss)	$(33,213)	$(327,850)	$729,810	$510,537	$(490,301)	$(1,287,787)	$(1,345,938)
Net realized gain (loss) on investments	33,801	1,140,351	(2,843,584)	(46,391)	7,921,020	17,257,885	3,774,193
Net change in unrealized appreciation
(depreciation) on investments	725,952	17,527,947	(2,597,717)	5,364,842	9,172,780	24,311,888	8,686,728
Net change in net assets
from operations	726,540	18,340,448	(4,711,491)	5,828,988	16,603,499	40,281,986	11,114,983

Contract transactions[1]
Purchase payments	2,623,490	10,969,496	10,730,688	2,912,980	14,200,832	19,088,460	4,723,466
Surrenders and terminations	(96,800)	(1,884,163)	(5,057,899)	(1,309,393)	(6,223,752)	(10,919,914)	(4,261,245)
Transfers between Investment Divisions	4,615,936	15,720,259	(597,832)	2,905,600	9,513,877	2,928,556	(3,510,337)
Contract owner charges	(23,498)	(754,907)	(1,204,777)	(326,276)	(1,081,631)	(2,390,643)	(974,873)
Net change in net assets
from contract transaction	7,119,128	24,050,685	3,870,180	4,182,911	16,409,326	8,706,459	(4,022,989)

Net change in net assets	7,845,668	42,391,133	(841,311)	10,011,899	33,012,825	48,988,445	7,091,994

Net assets beginning of year	—	44,586,883	111,069,381	25,996,713	80,811,829	191,888,445	82,231,066

Net assets end of year	$7,845,668	$86,978,016	$110,228,070	$36,008,612	$113,824,654	$240,876,890	$89,323,060

[1]Contract unit transactions
Units outstanding at beginning of year	—	5,253,067	3,266,021	1,928,396	5,684,111	7,553,317	5,867,985
Units issued	394,756	3,672,670	1,017,708	759,451	3,048,192	1,665,076	954,497
Units redeemed	(24,105)	(1,296,366)	(902,429)	(501,947)	(1,942,204)	(1,391,027)	(1,219,364)
Units outstanding at end of year	370,651	7,629,371	3,381,300	2,185,900	6,790,099	7,827,366	5,603,118
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$7,585,253	$37,699,287	$33,766,615	$12,665,943	$50,150,805	$64,853,800	$14,087,945
Proceeds from sales	$499,337	$13,976,452	$29,166,626	$7,972,496	$30,470,108	$42,675,704	$19,456,873

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 24, 2017.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/MC Industrials Sector Fund - Class A(a)	JNL/MC Information Technology Sector Fund - Class A	JNL/MC International Index Fund - Class A	JNL/MC JNL 5 Fund - Class A	JNL/MC Materials Sector Fund - Class A(a)	JNL/MC MSCI KLD 400 Social Index Fund - Class A(b)	JNL/MC MSCI World Index Fund - Class A(b)
Operations
Net investment income (loss)	$(852)	$(1,446,838)	$1,433,379	$1,398,978	$(1,828)	$556	$(3,347)
Net realized gain (loss) on investments	15	11,899,023	1,397,798	10,997,053	1,226	14,242	9,905
Net change in unrealized appreciation
(depreciation) on investments	16,118	35,419,743	16,902,127	23,037,329	21,903	22,878	36,033
Net change in net assets
from operations	15,281	45,871,928	19,733,304	35,433,360	21,301	37,676	42,591

Contract transactions[1]
Purchase payments	192,721	20,495,265	10,225,565	5,004,715	120,790	246,599	439,095
Surrenders and terminations	—	(8,480,036)	(4,570,556)	(24,710,820)	(47)	(1,927)	(1,496)
Transfers between Investment Divisions	245,911	14,318,735	11,545,162	16,416,384	500,604	426,700	293,081
Contract owner charges	(661)	(1,717,012)	(994,254)	(2,111,159)	(1,475)	(2,581)	(2,389)
Net change in net assets
from contract transaction	437,971	24,616,952	16,205,917	(5,400,880)	619,872	668,791	728,291

Net change in net assets	453,252	70,488,880	35,939,221	30,032,480	641,173	706,467	770,882

Net assets beginning of year	—	124,001,437	78,741,918	231,269,233	—	—	—

Net assets end of year	$453,252	$194,490,317	$114,681,139	$261,301,713	$641,173	$706,467	$770,882

[1]Contract unit transactions
Units outstanding at beginning of year	—	9,847,869	4,761,493	12,478,670	—	—	—
Units issued	48,141	4,101,623	1,734,004	2,517,534	85,643	68,263	50,988
Units redeemed	(5,505)	(2,503,153)	(880,413)	(2,780,652)	(25,355)	(5,091)	(16,120)
Units outstanding at end of year	42,636	11,446,339	5,615,084	12,215,552	60,288	63,172	34,868
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$493,803	$66,286,626	$35,508,360	$53,578,221	$880,012	$741,248	$1,065,120
Proceeds from sales	$56,685	$39,626,013	$17,869,064	$57,580,123	$261,968	$59,656	$340,176

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 24, 2017.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/MC Nasdaq 100 Index Fund - Class A	JNL/MC Pacific Rim 30 Fund - Class A	JNL/MC Real Estate Sector Fund - Class A(a)	JNL/MC S&P 1500 Growth Index Fund - Class A(a)	JNL/MC S&P 1500 Value Index Fund - Class A(a)	JNL/MC S&P 24 Fund - Class A(b)	JNL/MC S&P 400 MidCap Index Fund - Class A
Operations
Net investment income (loss)	$(1,068,559)	$374,116	$(4,411)	$(930)	$(529)	$237,860	$(898,241)
Net realized gain (loss) on investments	4,168,517	448,266	576	117	11	(11,041,745)	16,949,763
Net change in unrealized appreciation
(depreciation) on investments	20,470,956	2,887,315	24,571	8,328	5,396	11,231,246	8,486,025
Net change in net assets
from operations	23,570,914	3,709,697	20,736	7,515	4,878	427,361	24,537,547

Contract transactions[1]
Purchase payments	19,125,730	2,467,631	316,265	267,990	89,147	437,563	20,518,332
Surrenders and terminations	(3,750,837)	(836,042)	(3,696)	—	—	(715,826)	(8,567,620)
Transfers between Investment Divisions	19,611,992	805,906	829,126	402,283	878,710	(26,845,458)	8,561,100
Contract owner charges	(1,017,034)	(215,902)	(2,631)	(529)	(247)	(78,757)	(1,800,593)
Net change in net assets
from contract transaction	33,969,851	2,221,593	1,139,064	669,744	967,610	(27,202,478)	18,711,219

Net change in net assets	57,540,765	5,931,290	1,159,800	677,259	972,488	(26,775,117)	43,248,766

Net assets beginning of year	62,958,688	16,273,316	—	—	—	26,775,117	161,715,617

Net assets end of year	$120,499,453	$22,204,606	$1,159,800	$677,259	$972,488	$—	$204,964,383

[1]Contract unit transactions
Units outstanding at beginning of year	2,739,944	926,602	—	—	—	1,873,560	5,404,664
Units issued	2,318,947	420,664	116,270	63,928	91,146	92,588	1,567,658
Units redeemed	(1,057,157)	(310,823)	(2,392)	(636)	(30)	(1,966,148)	(985,298)
Units outstanding at end of year	4,001,734	1,036,443	113,878	63,292	91,116	—	5,987,024
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$64,741,017	$8,909,778	$1,163,350	$676,531	$967,917	$1,717,589	$64,225,602
Proceeds from sales	$29,962,418	$6,314,068	$28,697	$7,716	$836	$28,682,206	$33,507,518

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.
(b)	The period is from January 1, 2017 through April 24, 2017, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/MC S&P 500 Index Fund - Class A	JNL/MC S&P SMid 60 Fund - Class A	JNL/MC Small Cap Index Fund - Class A	JNL/MC Tele-communications Sector Fund - Class A	JNL/MC Utilities Sector Fund - Class A	JNL/MFS Mid Cap Value Fund - Class A	JNL/MMRS Conservative Fund - Class A
Operations
Net investment income (loss)	$(331,375)	$(266,047)	$(832,765)	$227,307	$69,247	$(188,069)	$(204,963)
Net realized gain (loss) on investments	24,168,444	(893,961)	9,840,991	849,480	268,001	418,055	152,382
Net change in unrealized appreciation
(depreciation) on investments	61,893,336	(758,375)	6,028,588	(832,510)	147,572	8,113,053	1,834,887
Net change in net assets
from operations	85,730,405	(1,918,383)	15,036,814	244,277	484,820	8,343,039	1,782,306

Contract transactions[1]
Purchase payments	71,949,168	4,864,647	16,028,349	422,023	483,029	4,235,895	675,265
Surrenders and terminations	(22,745,334)	(1,561,382)	(7,110,028)	(907,339)	(350,739)	(4,153,269)	(1,139,493)
Transfers between Investment Divisions	41,864,962	(9,997,047)	6,670,873	(1,478,540)	(88,298)	396,868	(633,839)
Contract owner charges	(5,018,575)	(347,381)	(1,308,361)	(121,228)	(3,369)	(897,956)	(5,262)
Net change in net assets
from contract transaction	86,050,221	(7,041,163)	14,280,833	(2,085,084)	40,623	(418,462)	(1,103,329)

Net change in net assets	171,780,626	(8,959,546)	29,317,647	(1,840,807)	525,443	7,924,577	678,977

Net assets beginning of year	395,432,968	39,456,741	123,369,756	13,656,108	4,477,235	73,926,503	18,984,660

Net assets end of year	$567,213,594	$30,497,195	$152,687,403	$11,815,301	$5,002,678	$81,851,080	$19,663,637

[1]Contract unit transactions
Units outstanding at beginning of year	20,327,563	1,968,335	4,624,711	1,421,219	347,659	3,612,526	1,832,009
Units issued	7,647,524	685,612	1,497,949	153,664	96,278	603,579	282,538
Units redeemed	(3,636,980)	(1,084,258)	(991,414)	(367,043)	(92,288)	(631,639)	(383,986)
Units outstanding at end of year	24,338,107	1,569,689	5,131,246	1,207,840	351,649	3,584,466	1,730,561
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$177,851,033	$13,511,364	$48,164,383	$2,391,225	$1,579,865	$14,020,578	$3,050,498
Proceeds from sales	$83,969,476	$20,668,598	$28,906,928	$3,772,356	$1,336,673	$14,627,109	$4,358,790

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/MMRS Growth Fund - Class A	JNL/MMRS Moderate Fund - Class A	JNL/Morgan Stanley Mid Cap Growth Fund - Class A(a)	JNL/Neuberger Berman Currency Fund - Class A	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Nicholas Convertible Arbitrage Fund - Class A
Operations
Net investment income (loss)	$(17,958)	$(87,081)	$(50,152)	$(8,700)	$97,250	$689,233	$215,895
Net realized gain (loss) on investments	81,996	63,926	279,599	(2,533)	(11,646)	227,833	(38,410)
Net change in unrealized appreciation
(depreciation) on investments	262,558	1,138,404	1,008,721	21,337	(58,329)	1,260,033	113,489
Net change in net assets
from operations	326,596	1,115,249	1,238,168	10,104	27,275	2,177,099	290,974

Contract transactions[1]
Purchase payments	857,426	461,291	496,967	26,642	70,365	8,226,508	165,163
Surrenders and terminations	(53,337)	(342,929)	(99,122)	(79,339)	(27,465)	(2,235,992)	(608,304)
Transfers between Investment Divisions	(803,253)	(503,884)	(10,449,442)	(60,400)	21,006	2,478,885	(469,239)
Contract owner charges	(1,365)	(4,262)	(40,800)	(489)	(82)	(484,678)	(5,808)
Net change in net assets
from contract transaction	(529)	(389,784)	(10,092,397)	(113,586)	63,824	7,984,723	(918,188)

Net change in net assets	326,067	725,465	(8,854,229)	(103,482)	91,099	10,161,822	(627,214)

Net assets beginning of year	1,395,031	8,039,121	8,854,229	856,687	490,656	37,706,137	8,029,739

Net assets end of year	$1,721,098	$8,764,586	$—	$753,205	$581,755	$47,867,959	$7,402,525

[1]Contract unit transactions
Units outstanding at beginning of year	141,819	803,638	821,552	87,300	77,674	3,505,394	802,675
Units issued	85,027	113,350	252,362	4,669	31,627	1,887,561	94,725
Units redeemed	(81,310)	(150,891)	(1,073,914)	(16,137)	(21,842)	(1,178,740)	(185,676)
Units outstanding at end of year	145,536	766,097	—	75,832	87,459	4,214,215	711,724
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$903,337	$1,205,894	$2,991,204	$45,967	$302,438	$22,470,074	$1,270,960
Proceeds from sales	$921,823	$1,682,759	$13,133,753	$168,252	$141,365	$13,796,119	$1,973,253

(a)	The period is from January 1, 2017 through April 24, 2017, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	JNL/Oppenheimer Global Growth Fund - Class A	JNL/PIMCO Credit Income Fund - Class A	JNL/PIMCO Income Fund - Class A(a)	JNL/PIMCO Real Return Fund - Class A	JNL/PPM America Floating Rate Income Fund - Class A	JNL/PPM America High Yield Bond Fund - Class A
Operations
Net investment income (loss)	$(10,617)	$(818,214)	$102,543	$(7,400)	$(1,158,705)	$1,888,051	$5,340,302
Net realized gain (loss) on investments	33,279	3,387,038	138,156	779	(2,090,762)	(219,772)	418,660
Net change in unrealized appreciation
(depreciation) on investments	322,496	30,476,446	559,359	10,751	4,498,425	(212,606)	1,071,822
Net change in net assets
from operations	345,158	33,045,270	800,058	4,130	1,248,958	1,455,673	6,830,784

Contract transactions[1]
Purchase payments	305,416	6,764,937	4,522,466	1,203,353	7,044,429	11,774,902	11,943,804
Surrenders and terminations	(24,919)	(6,070,225)	(1,155,825)	(60,690)	(5,247,651)	(5,157,575)	(8,204,865)
Transfers between Investment Divisions	694,042	16,176,197	7,966,886	3,638,091	1,551,506	(3,284,649)	(166,427)
Contract owner charges	(80)	(1,287,330)	(120,564)	(4,751)	(844,002)	(824,702)	(1,107,459)
Net change in net assets
from contract transaction	974,459	15,583,579	11,212,963	4,776,003	2,504,282	2,507,976	2,465,053

Net change in net assets	1,319,617	48,628,849	12,013,021	4,780,133	3,753,240	3,963,649	9,295,837

Net assets beginning of year	632,350	93,710,337	11,667,201	—	76,200,751	90,103,383	111,260,826

Net assets end of year	$1,951,967	$142,339,186	$23,680,222	$4,780,133	$79,953,991	$94,067,032	$120,556,663

[1]Contract unit transactions
Units outstanding at beginning of year	76,155	5,015,462	1,050,581	—	5,655,996	7,987,957	5,457,214
Units issued	120,814	1,586,096	1,278,988	509,603	1,262,754	2,557,492	1,453,944
Units redeemed	(28,854)	(936,854)	(300,997)	(33,321)	(1,094,070)	(2,330,697)	(1,384,847)
Units outstanding at end of year	168,115	5,664,704	2,028,572	476,282	5,824,680	8,214,752	5,526,311
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$1,264,373	$36,841,615	$15,072,414	$5,110,200	$17,345,431	$32,341,352	$38,189,860
Proceeds from sales	$300,531	$22,076,249	$3,706,460	$341,597	$15,999,854	$27,945,325	$30,384,505

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/PPM America Long Short Credit Fund - Class A	JNL/PPM America Mid Cap Value Fund - Class A	JNL/PPM America Small Cap Value Fund - Class A	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Value Equity Fund - Class A	JNL/Red Rocks Listed Private Equity Fund - Class A(a)	JNL/S&P 4 Fund - Class A
Operations
Net investment income (loss)	$28,438	$(296,515)	$(666,567)	$253,044	$(23,571)	$710,078	$(7,104,864)
Net realized gain (loss) on investments	(9,010)	2,262,670	2,930,681	3,917	671,469	867,903	11,474,404
Net change in unrealized appreciation
(depreciation) on investments	5,780	1,738,452	6,265,397	412,185	1,073,165	3,979,132	59,105,791
Net change in net assets
from operations	25,208	3,704,607	8,529,511	669,146	1,721,063	5,557,113	63,475,331

Contract transactions[1]
Purchase payments	125,517	4,697,811	7,646,684	5,179,923	2,349,077	701,107	38,418,146
Surrenders and terminations	(101,087)	(1,779,292)	(2,040,446)	(990,280)	(651,470)	(1,165,074)	(22,755,832)
Transfers between Investment Divisions	65,052	(3,198,228)	3,400,239	1,161,243	143,528	(29,080,936)	(42,382,057)
Contract owner charges	(981)	(401,543)	(698,693)	(191,984)	(148,527)	(112,464)	(5,299,647)
Net change in net assets
from contract transaction	88,501	(681,252)	8,307,784	5,158,902	1,692,608	(29,657,367)	(32,019,390)

Net change in net assets	113,709	3,023,355	16,837,295	5,828,048	3,413,671	(24,100,254)	31,455,941

Net assets beginning of year	861,105	34,770,195	50,725,304	19,419,776	11,881,244	24,100,254	480,088,083

Net assets end of year	$974,814	$37,793,550	$67,562,599	$25,247,824	$15,294,915	$—	$511,544,024

[1]Contract unit transactions
Units outstanding at beginning of year	83,326	1,838,699	2,659,119	1,192,467	412,756	1,547,126	23,594,719
Units issued	32,507	842,857	1,324,758	723,592	170,894	132,031	3,897,696
Units redeemed	(23,943)	(880,436)	(917,407)	(415,458)	(122,717)	(1,679,157)	(5,413,161)
Units outstanding at end of year	91,890	1,801,120	3,066,470	1,500,601	460,933	—	22,079,254
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$377,505	$17,808,379	$27,248,597	$12,558,224	$5,629,479	$3,457,694	$82,151,430
Proceeds from sales	$260,566	$17,500,072	$19,170,546	$7,146,278	$3,960,442	$32,194,438	$121,275,684

(a)	The period is from January 1, 2017 through September 25, 2017, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/S&P Competitive Advantage Fund - Class A	JNL/S&P Dividend Income & Growth Fund - Class A	JNL/S&P International 5 Fund - Class A	JNL/S&P Intrinsic Value Fund - Class A	JNL/S&P Managed Aggressive Growth Fund - Class A	JNL/S&P Managed Conservative Fund - Class A	JNL/S&P Managed Growth Fund - Class A
Operations
Net investment income (loss)	$(107,970)	$3,748,312	$296,581	$655,119	$(2,235,286)	$(2,039,585)	$(5,747,300)
Net realized gain (loss) on investments	(1,248,649)	23,388,582	87,727	(1,071,256)	5,203,585	3,246,701	14,736,041
Net change in unrealized appreciation
(depreciation) on investments	10,844,357	1,601,687	402,298	9,524,221	24,783,675	5,545,430	56,705,887
Net change in net assets
from operations	9,487,738	28,738,581	786,606	9,108,084	27,751,974	6,752,546	65,694,628

Contract transactions[1]
Purchase payments	2,797,778	22,453,140	809,703	2,865,956	10,436,763	4,019,755	19,842,120
Surrenders and terminations	(2,223,848)	(15,660,683)	(124,715)	(4,321,782)	(6,714,674)	(14,786,820)	(23,198,117)
Transfers between Investment Divisions	(21,480,738)	(48,522,830)	548,513	(4,651,090)	(2,529,492)	(2,824,134)	(8,124,665)
Contract owner charges	(642,466)	(3,305,709)	(1,595)	(604,317)	(1,642,685)	(1,579,067)	(4,406,374)
Net change in net assets
from contract transaction	(21,549,274)	(45,036,082)	1,231,906	(6,711,233)	(450,088)	(15,170,266)	(15,887,036)

Net change in net assets	(12,061,536)	(16,297,501)	2,018,512	2,396,851	27,301,886	(8,417,720)	49,807,592

Net assets beginning of year	68,525,695	307,479,200	1,893,476	56,749,482	130,472,402	135,239,549	347,471,873

Net assets end of year	$56,464,159	$291,181,699	$3,911,988	$59,146,333	$157,774,288	$126,821,829	$397,279,465

[1]Contract unit transactions
Units outstanding at beginning of year	3,176,052	14,926,457	193,512	2,913,310	6,298,369	10,004,466	16,703,379
Units issued	483,174	2,818,897	205,284	368,154	1,052,518	1,100,273	1,718,938
Units redeemed	(1,448,442)	(4,981,103)	(95,241)	(695,545)	(1,101,208)	(2,209,970)	(2,450,366)
Units outstanding at end of year	2,210,784	12,764,251	303,555	2,585,919	6,249,679	8,894,769	15,971,951
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$11,985,619	$85,368,762	$2,650,856	$9,109,139	$24,584,396	$15,284,889	$39,831,217
Proceeds from sales	$33,211,868	$109,302,475	$1,122,369	$15,165,253	$27,269,770	$32,494,739	$61,465,553

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/S&P Managed Moderate Fund - Class A	JNL/S&P Managed Moderate Growth Fund - Class A	JNL/S&P Mid 3 Fund - Class A	JNL/S&P Total Yield Fund - Class A	JNL/Scout Unconstrained Bond Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class A	JNL/T. Rowe Price Established Growth Fund - Class A
Operations
Net investment income (loss)	$(4,398,074)	$(6,998,052)	$111,555	$260,895	$(9,984)	$(187,868)	$(5,014,913)
Net realized gain (loss) on investments	9,065,903	18,701,517	468,246	791,006	50,441	1,368,618	33,198,219
Net change in unrealized appreciation
(depreciation) on investments	21,644,228	49,866,642	1,439,023	2,426,309	(10,574)	6,663,888	64,101,517
Net change in net assets
from operations	26,312,057	61,570,107	2,018,824	3,478,210	29,883	7,844,638	92,284,823

Contract transactions[1]
Purchase payments	13,649,803	19,319,917	3,209,022	3,087,813	276,449	25,371,934	43,739,967
Surrenders and terminations	(24,648,893)	(30,928,093)	(456,058)	(1,588,262)	(223,381)	(2,422,874)	(20,151,682)
Transfers between Investment Divisions	(6,816,917)	(16,891,442)	(1,500,830)	(6,545,420)	(188,467)	42,488,506	58,858,298
Contract owner charges	(3,524,134)	(5,464,855)	(206,295)	(434,772)	(1,568)	(200,618)	(3,667,502)
Net change in net assets
from contract transaction	(21,340,141)	(33,964,473)	1,045,839	(5,480,641)	(136,967)	65,236,948	78,779,081

Net change in net assets	4,971,916	27,605,634	3,064,663	(2,002,431)	(107,084)	73,081,586	171,063,904

Net assets beginning of year	286,629,693	446,162,788	18,664,128	40,780,286	4,547,654	39,492,970	268,608,893

Net assets end of year	$291,601,609	$473,768,422	$21,728,791	$38,777,855	$4,440,570	$112,574,556	$439,672,797

[1]Contract unit transactions
Units outstanding at beginning of year	18,847,368	22,939,572	1,611,967	2,174,689	467,251	3,078,755	5,040,782
Units issued	2,013,911	2,570,238	596,253	403,464	72,108	5,352,313	2,202,430
Units redeemed	(3,391,321)	(4,286,927)	(511,093)	(693,442)	(86,217)	(647,027)	(1,021,220)
Units outstanding at end of year	17,469,958	21,222,883	1,697,127	1,884,711	453,142	7,784,041	6,221,992
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$32,447,219	$53,978,749	$7,467,231	$9,614,609	$771,271	$75,505,371	$163,350,086
Proceeds from sales	$58,185,434	$94,941,274	$6,309,836	$13,828,331	$888,817	$9,793,650	$69,751,001

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price Value Fund - Class A	JNL/The Boston Company Equity Income Fund - Class A	JNL/The London Company Focused U.S. Equity Fund - Class A	JNL/VanEck International Gold Fund - Class A	JNL/Vanguard Capital Growth Fund - Class A(a)
Operations
Net investment income (loss)	$(3,793,560)	$20,534	$118,080	$74,169	$(4,568)	$123,060	$(8,095)
Net realized gain (loss) on investments	20,851,595	(174,777)	8,255,595	665,718	30,394	(3,758)	4,241
Net change in unrealized appreciation
(depreciation) on investments	32,455,081	(32,425)	13,614,888	1,321,409	218,112	228,550	102,405
Net change in net assets
from operations	49,513,116	(186,668)	21,988,563	2,061,296	243,938	347,852	98,551

Contract transactions[1]
Purchase payments	26,167,860	9,766,262	14,224,073	1,129,806	228,386	976,017	914,391
Surrenders and terminations	(15,320,074)	(4,290,268)	(8,593,061)	(1,170,182)	(34,907)	(129,984)	(32,926)
Transfers between Investment Divisions	22,430,735	(3,966,794)	9,500,698	(47,142)	(61,423)	(441,502)	4,229,475
Contract owner charges	(2,887,257)	(582,544)	(1,322,626)	(7,268)	(708)	(1,348)	(7,686)
Net change in net assets
from contract transaction	30,391,264	926,656	13,809,084	(94,786)	131,348	403,183	5,103,254

Net change in net assets	79,904,380	739,988	35,797,647	1,966,510	375,286	751,035	5,201,805

Net assets beginning of year	206,573,843	62,319,655	123,667,291	14,422,526	1,403,797	3,051,478	—

Net assets end of year	$286,478,223	$63,059,643	$159,464,938	$16,389,036	$1,779,083	$3,802,513	$5,201,805

[1]Contract unit transactions
Units outstanding at beginning of year	2,450,429	6,081,661	4,741,851	790,070	111,063	643,744	—
Units issued	762,157	2,123,405	1,284,085	128,694	26,530	379,499	511,377
Units redeemed	(459,098)	(2,061,855)	(810,813)	(134,092)	(16,461)	(308,764)	(30,315)
Units outstanding at end of year	2,753,488	6,143,211	5,215,123	784,672	121,132	714,479	481,062
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$86,606,300	$22,931,884	$44,973,277	$2,968,918	$359,878	$2,166,221	$5,421,584
Proceeds from sales	$47,112,771	$21,984,693	$24,979,404	$2,704,052	$233,098	$1,639,979	$326,425

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/Vanguard Equity Income Fund - Class A(a)	JNL/Vanguard Global Bond Market Index Fund - Class A(a)	JNL/Vanguard Growth Allocation Fund - Class A(a)	JNL/Vanguard International Fund - Class A(a)	JNL/Vanguard International Stock Market Index Fund - Class A(a)	JNL/Vanguard Moderate Allocation Fund - Class A(a)	JNL/Vanguard Moderate Growth Allocation Fund - Class A(a)
Operations
Net investment income (loss)	$(9,377)	$(5,358)	$(1,812)	$(9,530)	$(5,589)	$(6,297)	$(7,049)
Net realized gain (loss) on investments	1,186	486	45	353	123	64	135
Net change in unrealized appreciation
(depreciation) on investments	131,207	5,463	22,922	79,314	83,387	42,048	72,482
Net change in net assets
from operations	123,016	591	21,155	70,137	77,921	35,815	65,568

Contract transactions[1]
Purchase payments	1,350,954	718,996	1,001,912	1,058,996	1,491,988	1,832,645	2,200,875
Surrenders and terminations	(29,434)	(76,057)	(698)	(10,388)	(7,210)	(4,344)	(187)
Transfers between Investment Divisions	3,254,734	1,391,480	579,387	3,969,097	1,868,200	2,599,597	1,555,800
Contract owner charges	(6,743)	(3,484)	(1,774)	(6,537)	(4,085)	(3,420)	(4,762)
Net change in net assets
from contract transaction	4,569,511	2,030,935	1,578,827	5,011,168	3,348,893	4,424,478	3,751,726

Net change in net assets	4,692,527	2,031,526	1,599,982	5,081,305	3,426,814	4,460,293	3,817,294

Net assets beginning of year	—	—	—	—	—	—	—

Net assets end of year	$4,692,527	$2,031,526	$1,599,982	$5,081,305	$3,426,814	$4,460,293	$3,817,294

[1]Contract unit transactions
Units outstanding at beginning of year	—	—	—	—	—	—	—
Units issued	450,709	234,400	153,341	489,225	327,513	438,462	369,935
Units redeemed	(8,725)	(31,044)	(265)	(2,877)	(1,180)	(815)	(487)
Units outstanding at end of year	441,984	203,356	153,076	486,348	326,333	437,647	369,448
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$4,659,692	$2,341,088	$1,581,561	$5,040,957	$3,361,004	$4,432,716	$3,756,693
Proceeds from sales	$99,558	$315,511	$4,546	$39,320	$17,700	$14,535	$12,015

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/Vanguard Small Company Growth Fund - Class A(a)	JNL/Vanguard U.S. Stock Market Index Fund - Class A(a)	JNL/WCM Focused International Equity Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class A	JNL/WMC Balanced Fund - Class A	JNL/WMC Government Money Market Fund - Class A	JNL/WMC Value Fund - Class A
Operations
Net investment income (loss)	$(7,051)	$(7,729)	$(11,260)	$4,803	$68,052	$(840,777)	$79,044
Net realized gain (loss) on investments	(383)	5,030	85,470	2,028	13,564,745	—	4,297,782
Net change in unrealized appreciation
(depreciation) on investments	94,239	131,997	366,768	(321)	23,804,714	—	2,208,050
Net change in net assets
from operations	86,805	129,298	440,978	6,510	37,437,511	(840,777)	6,584,876

Contract transactions[1]
Purchase payments	1,143,938	2,355,014	345,726	6,977	55,803,215	50,154,110	4,081,648
Surrenders and terminations	(2,790)	(2,643)	(38,900)	(23,475)	(22,122,750)	(11,364,968)	(3,065,332)
Transfers between Investment Divisions	2,577,810	2,357,879	340,844	205,013	11,857,105	(46,799,933)	(999,167)
Contract owner charges	(4,797)	(3,956)	(146)	(1,045)	(3,606,172)	(638,600)	(549,825)
Net change in net assets
from contract transaction	3,714,161	4,706,294	647,524	187,470	41,931,398	(8,649,391)	(532,676)

Net change in net assets	3,800,966	4,835,592	1,088,502	193,980	79,368,909	(9,490,168)	6,052,200

Net assets beginning of year	—	—	1,160,419	155,497	319,121,207	76,888,671	49,469,633

Net assets end of year	$3,800,966	$4,835,592	$2,248,921	$349,477	$398,490,116	$67,398,503	$55,521,833

[1]Contract unit transactions
Units outstanding at beginning of year	—	—	108,533	16,247	7,472,641	6,478,658	1,501,650
Units issued	375,604	476,838	95,672	29,819	2,104,029	6,883,993	319,486
Units redeemed	(21,390)	(24,749)	(42,849)	(11,183)	(1,209,762)	(7,639,072)	(339,593)
Units outstanding at end of year	354,214	452,089	161,356	34,883	8,366,908	5,723,579	1,481,543
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$3,935,509	$4,966,846	$1,211,271	$304,588	$108,821,582	$82,423,863	$14,931,161
Proceeds from sales	$228,400	$268,282	$573,426	$112,315	$58,712,271	$91,914,031	$12,479,288

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2016

	JG - Alt 100 Fund	JG - Conservative Fund	JG - Equity 100 Fund	JG - Fixed Income 100 Fund	JG - Growth Fund	JG - Interest Rate Opportunities Fund	JG - Maximum Growth Fund
Operations
Net investment income (loss)	$(262,325)	$(122,710)	$(56,419)	$(54,283)	$(202,089)	$(38,093)	$(124,671)
Net realized gain (loss)	(256,902)	(38,144)	(63,197)	(22,981)	(11,660)	(27,515)	(50,209)
Net change in unrealized appreciation
(depreciation) on investments	291,905	525,271	445,328	260,005	1,359,106	182,630	961,540
Net increase (decrease) in net assets
from operations	(227,322)	364,417	325,712	182,741	1,145,357	117,022	786,660

Contract transactions[1]
Purchase payments	1,380,702	2,850,315	617,620	328,421	1,502,215	354,111	1,152,034
Surrenders and terminations	(1,087,304)	(1,154,102)	(139,589)	(558,151)	(369,402)	(111,651)	(192,026)
Transfers between Investment Divisions	(1,699,717)	(453,890)	(62,239)	(742,304)	3,726,891	(358,518)	(662,033)
Contract owner charges	(6,360)	(5,241)	(1,109)	(1,303)	(11,574)	(492)	(4,178)
Net increase (decrease) in net assets
from contract transaction	(1,412,679)	1,237,082	414,683	(973,337)	4,848,130	(116,550)	293,797

Net increase (decrease) in net assets	(1,640,001)	1,601,499	740,395	(790,596)	5,993,487	472	1,080,457

Net assets beginning of period	25,072,467	10,739,462	5,301,233	5,593,817	17,411,809	3,609,428	11,982,384

Net assets end of period	$23,432,466	$12,340,961	$6,041,628	$4,803,221	$23,405,296	$3,609,900	$13,062,841

[1]Contract Unit Transactions
Units Outstanding at beginning of period	2,446,008	1,026,052	403,542	588,732	1,581,862	388,972	981,951
Units Issued	369,906	357,844	97,280	52,862	554,015	51,496	181,644
Units Redeemed	(507,728)	(243,223)	(65,033)	(153,220)	(111,808)	(64,456)	(153,888)
Units Outstanding at end of period	2,308,186	1,140,673	435,789	488,374	2,024,069	376,012	1,009,707
See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2016

	JG - Moderate Fund	JG - Moderate Growth Fund	JG - Real Assets Fund	JNL Tactical ETF Conservative Fund	JNL Tactical ETF Growth Fund	JNL Tactical ETF Moderate Fund	JNL/American Funds Global Growth Fund
Operations
Net investment income (loss)	$(339,147)	$(513,940)	$(4,436)	$22,477	$46,558	$67,243	$(58,872)
Net realized gain (loss)	(46,075)	(89,158)	(66,796)	207,981	632,025	840,254	(15,203)
Net change in unrealized appreciation
(depreciation) on investments	1,732,300	2,926,882	99,729	159,288	212,228	262,342	75,382
Net increase (decrease) in net assets
from operations	1,347,078	2,323,784	28,497	389,746	890,811	1,169,839	1,307

Contract transactions[1]
Purchase payments	4,785,470	4,972,245	41,896	3,207,080	3,876,363	5,809,929	1,914,598
Surrenders and terminations	(1,345,247)	(2,598,269)	(14,805)	(465,732)	(378,610)	(509,141)	(212,157)
Transfers between Investment Divisions	(1,639,199)	(3,842,928)	(237,106)	2,399,197	601,264	(146,654)	(424,780)
Contract owner charges	(14,653)	(37,723)	(54)	(3,034)	(2,593)	(7,406)	(2,931)
Net increase (decrease) in net assets
from contract transaction	1,786,371	(1,506,675)	(210,069)	5,137,511	4,096,424	5,146,728	1,274,730

Net increase (decrease) in net assets	3,133,449	817,109	(181,572)	5,527,257	4,987,235	6,316,567	1,276,037

Net assets beginning of period	30,299,882	47,720,471	622,026	6,361,678	9,705,437	15,584,892	5,205,752

Net assets end of period	$33,433,331	$48,537,580	$440,454	$11,888,935	$14,692,672	$21,901,459	$6,481,789

[1]Contract Unit Transactions
Units Outstanding at beginning of period	2,611,860	4,112,335	74,231	571,666	767,246	1,293,448	445,359
Units Issued	477,872	542,368	15,555	543,546	520,567	725,045	238,898
Units Redeemed	(322,202)	(658,550)	(42,591)	(91,307)	(207,685)	(302,458)	(126,619)
Units Outstanding at end of period	2,767,530	3,996,153	47,195	1,023,905	1,080,128	1,716,035	557,638

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2016

	JNL/American Funds Growth Fund	JNL/AQR Risk Parity Fund	JNL/BlackRock Global Long Short Credit Fund	JNL/DFA U.S. Micro Cap Fund	JNL/DoubleLine Total Return Fund	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	JNL/Epoch Global Shareholder Yield Fund
Operations
Net investment income (loss)	$(157,863)	$(18,480)	$60,299	$(19,500)	$292,577	$78,118	$77,620
Net realized gain (loss)	161,671	(188,999)	(72,169)	7,494	120,478	(9,209)	(24,725)
Net change in unrealized appreciation
(depreciation) on investments	1,277,415	333,782	69,353	564,030	(500,999)	31,838	94,098
Net increase (decrease) in net assets
from operations	1,281,223	126,303	57,483	552,024	(87,944)	100,747	146,993

Contract transactions[1]
Purchase payments	2,691,738	175,724	230,726	253,226	19,781,754	769,194	554,027
Surrenders and terminations	(392,610)	(56,757)	(141,443)	(126,524)	(2,049,408)	(49,903)	(116,432)
Transfers between Investment Divisions	32,578	310,835	(272,866)	97,849	15,668,258	55,708	76,004
Contract owner charges	(2,807)	(180)	(330)	(2,525)	(391,574)	(203)	(233)
Net increase (decrease) in net assets
from contract transaction	2,328,899	429,622	(183,913)	222,026	33,009,030	774,796	513,366

Net increase (decrease) in net assets	3,610,122	555,925	(126,430)	774,050	32,921,086	875,543	660,359

Net assets beginning of period	14,176,311	1,416,691	3,620,314	2,123,884	28,617,910	1,374,225	2,756,329

Net assets end of period	$17,786,433	$1,972,616	$3,493,884	$2,897,934	$61,538,996	$2,249,768	$3,416,688

[1]Contract Unit Transactions
Units Outstanding at beginning of period	928,842	149,030	369,214	155,964	2,721,118	138,954	215,653
Units Issued	290,601	67,094	84,304	48,137	4,892,157	115,443	88,021
Units Redeemed	(139,774)	(24,841)	(103,133)	(34,554)	(1,798,375)	(38,841)	(51,676)
Units Outstanding at end of period	1,079,669	191,283	350,385	169,547	5,814,900	215,556	251,998

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2016

	JNL/FAMCO Flex Core Covered Call Fund	JNL/Lazard International Strategic Equity Fund	JNL/MC Frontier Markets 100 Index Fund (a)	JNL/Neuberger Berman Currency Fund	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	JNL/Nicholas Convertible Arbitrage Fund	JNL/PIMCO Credit Income Fund
Operations
Net investment income (loss)	$181,907	$7,839	$8,246	$10,017	$(4,519)	$(50,079)	$3,198
Net realized gain (loss)	413,760	110,316	(64,638)	(385)	(50,932)	(154,122)	33,087
Net change in unrealized appreciation
(depreciation) on investments	92,096	(342,571)	47,344	(35,874)	87,445	399,571	101,947
Net increase (decrease) in net assets
from operations	687,763	(224,416)	(9,048)	(26,242)	31,994	195,370	138,232

Contract transactions[1]
Purchase payments	774,995	608,356	41,915	69,258	59,744	231,450	1,590,517
Surrenders and terminations	(917,130)	(46,182)	(5,178)	(42,146)	(18,532)	(682,029)	(610,962)
Transfers between Investment Divisions	(1,633,610)	247,129	(796,181)	120,252	(16,318)	(815,821)	5,848,076
Contract owner charges	(3,163)	(583)	(239)	(533)	(692)	(3,146)	(35,262)
Net increase (decrease) in net assets
from contract transaction	(1,778,908)	808,720	(759,683)	146,831	24,202	(1,269,546)	6,792,369

Net increase (decrease) in net assets	(1,091,145)	584,304	(768,731)	120,589	56,196	(1,074,176)	6,930,601

Net assets beginning of period	11,650,678	3,035,813	768,731	736,098	434,460	9,103,915	4,736,600

Net assets end of period	$10,559,533	$3,620,117	$—	$856,687	$490,656	$8,029,739	11,667,201

[1]Contract Unit Transactions
Units Outstanding at beginning of period	993,959	261,624	88,959	73,103	76,245	931,825	441,420
Units Issued	108,609	136,915	7,266	44,773	47,640	129,810	816,333
Units Redeemed	(260,946)	(66,431)	(96,225)	(30,576)	(46,211)	(258,960)	(207,172)
Units Outstanding at end of period	841,622	332,108	—	87,300	77,674	802,675	1,050,581
(a) The period is from January 1, 2016 through April 25, 2016, the date the Fund was acquired.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2016

	JNL/PPM America Long Short Credit Fund	JNL/T. Rowe Price Capital Appreciation Fund	JNL/The Boston Company Equity Income Fund	JNL/The London Company Focused U.S. Equity Fund	JNL/Van Eck International Gold Fund	JNL/WCM Focused International Equity Fund	JNL Alt 65 Fund - A
Operations
Net investment income (loss)	$70,835	$(204,024)	$(4,055)	$(3,845)	$(9,985)	$(7,989)	$(234,769)
Net realized gain (loss)	(12,158)	515,413	644,313	5,131	90,836	4,994	(389,063)
Net change in unrealized appreciation
(depreciation) on investments	1,604	1,442,541	1,477,057	154,944	486,822	(2,031)	911,316
Net increase (decrease) in net assets
from operations	60,281	1,753,930	2,117,315	156,230	567,673	(5,026)	287,484

Contract transactions[1]
Purchase payments	60,811	15,737,301	838,427	389,320	567,133	345,309	341,680
Surrenders and terminations	(28,440)	(1,224,347)	(824,501)	(13,219)	(107,636)	(75,219)	(906,500)
Transfers between Investment Divisions	254,454	7,258,599	(253,151)	10,375	629,538	116,474	(1,504,537)
Contract owner charges	(222)	(12,666)	(7,717)	(173)	(3,624)	(387)	(179,457)
Net increase (decrease) in net assets
from contract transaction	286,603	21,758,887	(246,942)	386,303	1,085,411	386,177	(2,248,814)

Net increase (decrease) in net assets	346,884	23,512,817	1,870,373	542,533	1,653,084	381,151	(1,961,330)

Net assets beginning of period	514,221	15,980,153	12,552,153	861,264	1,398,394	779,268	17,691,195

Net assets end of period	$861,105	$39,492,970	$14,422,526	$1,403,797	$3,051,478	$1,160,419	$15,729,865

[1]Contract Unit Transactions
Units Outstanding at beginning of period	54,762	1,329,919	806,880	78,828	446,993	72,269	1,049,427
Units Issued	43,931	2,179,446	104,540	52,903	593,487	86,770	117,515
Units Redeemed	(15,367)	(430,610)	(121,350)	(20,668)	(396,736)	(50,506)	(251,953)
Units Outstanding at end of period	83,326	3,078,755	790,070	111,063	643,744	108,533	914,989

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2016

	JNL Disciplined Growth Fund - A	JNL Disciplined Moderate Fund - A	JNL Disciplined Moderate Growth Fund - A	JNL Institutional Alt 20 Fund - A	JNL Institutional Alt 35 Fund - A	JNL Institutional Alt 50 Fund - A	JNL Multi-Manager Alternative Fund - A
Operations
Net investment income (loss)	$(744,029)	$(1,325,814)	$(1,619,406)	$(1,174,629)	$(1,256,094)	$(1,693,601)	$(3,689)
Net realized gain (loss)	(2,539)	510,587	524,533	(488,591)	(903,453)	(1,103,225)	1,297
Net change in unrealized appreciation
(depreciation) on investments	3,943,980	5,738,622	7,560,487	5,069,135	4,912,718	5,399,613	8,197
Net increase (decrease) in net assets
from operations	3,197,412	4,923,395	6,465,614	3,405,915	2,753,171	2,602,787	5,805

Contract transactions[1]
Purchase payments	4,509,780	7,750,728	12,351,259	4,894,963	1,893,460	4,822,528	140,021
Surrenders and terminations	(2,059,175)	(3,920,531)	(5,854,041)	(3,377,637)	(3,333,308)	(5,073,271)	(10,209)
Transfers between Investment Divisions	(2,666,910)	(315,574)	2,804,895	(3,114,024)	(9,482,701)	(6,404,053)	42,403
Contract owner charges	(659,512)	(1,129,316)	(1,385,661)	(968,888)	(1,035,103)	(1,484,902)	(201)
Net increase (decrease) in net assets
from contract transaction	(875,817)	2,385,307	7,916,452	(2,565,586)	(11,957,652)	(8,139,698)	172,014

Net increase (decrease) in net assets	2,321,595	7,308,702	14,382,066	840,329	(9,204,481)	(5,536,911)	177,819

Net assets beginning of period	48,060,489	84,073,110	99,288,919	76,881,590	84,507,579	111,008,977	469,267

Net assets end of period	$50,382,084	$91,381,812	$113,670,985	$77,721,919	$75,303,098	$105,472,066	$647,086

[1]Contract Unit Transactions
Units Outstanding at beginning of period	4,280,844	6,739,814	8,227,761	4,804,026	5,175,158	6,794,394	49,365
Units Issued	612,811	1,107,206	1,998,542	502,225	196,992	870,803	29,401
Units Redeemed	(684,048)	(925,729)	(1,346,899)	(660,504)	(922,944)	(1,366,864)	(11,087)
Units Outstanding at end of period	4,209,607	6,921,291	8,879,404	4,645,747	4,449,206	6,298,333	67,679

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2016

	JNL Multi-Manager Mid Cap Fund - A (a)	JNL Multi-Manager Small Cap Growth Fund - A	JNL Multi-Manager Small Cap Value Fund - A	JNL/AB Dynamic Asset Allocation Fund - A	JNL/American Funds Balanced Allocation Fund - A	JNL/American Funds Blue Chip Income and Growth Fund - A	JNL/American Funds Global Bond Fund - A
Operations
Net investment income (loss)	$(348)	$(1,004,429)	$(325,191)	$(25,872)	$(1,185,109)	$(2,514,742)	$(408,116)
Net realized gain (loss)	5,499	5,922,321	2,757,183	(14,490)	299,953	3,685,630	(207,347)
Net change in unrealized appreciation
(depreciation) on investments	1,725	(2,463,396)	5,909,415	112,845	5,186,429	23,122,135	707,506
Net increase (decrease) in net assets
from operations	6,876	2,454,496	8,341,407	72,483	4,301,273	24,293,023	92,043

Contract transactions[1]
Purchase payments	227,603	2,928,571	2,781,481	565,216	16,543,300	26,675,366	2,701,829
Surrenders and terminations	15	(2,879,610)	(1,898,941)	(53,328)	(2,745,189)	(5,321,715)	(1,365,163)
Transfers between Investment Divisions	130,802	(5,513,891)	(970,111)	(147,752)	8,243,131	21,619,041	368,975
Contract owner charges	(94)	(830,647)	(466,669)	(317)	(920,384)	(2,061,476)	(339,595)
Net increase (decrease) in net assets
from contract transaction	358,326	(6,295,577)	(554,240)	363,819	21,120,858	40,911,216	1,366,046

Net increase (decrease) in net assets	365,202	(3,841,081)	7,787,167	436,302	25,422,131	65,204,239	1,458,089

Net assets beginning of period	—	70,079,382	38,892,744	2,234,158	64,398,326	132,010,723	24,591,815

Net assets end of period	$365,202	$66,238,301	$46,679,911	$2,670,460	$89,820,457	$197,214,962	$26,049,904

[1]Contract Unit Transactions
Units Outstanding at beginning of period	—	1,948,088	2,368,921	225,161	5,453,918	8,426,541	2,479,193
Units Issued	46,678	270,208	444,478	78,420	2,736,759	4,005,948	617,931
Units Redeemed	(12,326)	(456,416)	(486,098)	(41,891)	(999,477)	(1,631,985)	(493,188)
Units Outstanding at end of period	34,352	1,761,880	2,327,301	261,690	7,191,200	10,800,504	2,603,936
(a) Commencement of operations September 19, 2016.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2016

	JNL/American Funds Global Small Capitalization Fund - A	JNL/American Funds Growth-Income Fund - A	JNL/American Funds Growth Allocation Fund - A	JNL/American Funds International Fund - A	JNL/American Funds New World Fund - A	JNL/AQR Managed Futures Strategy Fund - A	JNL/BlackRock Global Allocation Fund - A
Operations
Net investment income (loss)	$(434,386)	$(2,782,751)	$(795,421)	$(842,793)	$(626,015)	$453,629	$(1,854,726)
Net realized gain (loss)	52,047	2,906,844	196,103	(278,788)	(914,948)	(387,318)	3,146,359
Net change in unrealized appreciation
(depreciation) on investments	443,126	18,482,229	3,888,279	2,000,153	2,793,534	(1,549,634)	3,089,941
Net increase (decrease) in net assets
from operations	60,787	18,606,322	3,288,961	878,572	1,252,571	(1,483,323)	4,381,574

Contract transactions[1]
Purchase payments	2,877,612	37,752,666	11,780,063	8,010,327	4,308,935	2,079,272	19,822,764
Surrenders and terminations	(1,061,048)	(6,203,474)	(1,203,960)	(2,039,687)	(1,376,138)	(757,273)	(5,736,008)
Transfers between Investment Divisions	(1,145,442)	4,443,528	3,807,970	1,983,790	1,455,156	(127,673)	(11,371,652)
Contract owner charges	(376,941)	(2,237,485)	(650,928)	(665,996)	(522,403)	(18,483)	(1,956,630)
Net increase (decrease) in net assets
from contract transaction	294,181	33,755,235	13,733,145	7,288,434	3,865,550	1,175,843	758,474

Net increase (decrease) in net assets	354,968	52,361,557	17,022,106	8,167,006	5,118,121	(307,480)	5,140,048

Net assets beginning of period	28,735,416	169,248,318	43,553,425	53,202,035	37,689,730	13,833,058	170,802,051

Net assets end of period	$29,090,384	$221,609,875	$60,575,531	$61,369,041	$42,807,851	$13,525,578	$175,942,099

[1]Contract Unit Transactions
Units Outstanding at beginning of period	2,277,120	10,413,407	3,497,030	4,759,785	3,676,911	1,215,466	14,720,866
Units Issued	489,901	3,591,492	1,842,188	1,629,029	1,130,445	477,086	2,702,120
Units Redeemed	(468,094)	(1,559,816)	(747,458)	(989,870)	(768,814)	(379,976)	(2,639,450)
Units Outstanding at end of period	2,298,927	12,445,083	4,591,760	5,398,944	4,038,542	1,312,576	14,783,536
See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2016

	JNL/BlackRock Large Cap Select Growth Fund - A	JNL/BlackRock Natural Resources Fund - A	JNL/Boston Partners Global Long Short Equity Fund - A	JNL/Brookfield Global Infrastructure and MLP Fund - A	JNL/Capital Guardian Global Balanced Fund - A	JNL/Capital Guardian Global Diversified Research Fund - A (a)	JNL/Causeway International Value Select Fund - A
Operations
Net investment income (loss)	$(1,413,224)	$(343,934)	$(17,090)	$699,031	$(326,527)	$53,612	$(106,257)
Net realized gain (loss)	2,801,214	(2,201,745)	59,351	(2,087,762)	1,531,197	3,416,601	(1,176,747)
Net change in unrealized appreciation
(depreciation) on investments	(401,671)	13,293,017	(30,738)	7,118,674	(376,796)	(2,781,524)	741,752
Net increase (decrease) in net assets
from operations	986,319	10,747,338	11,523	5,729,943	827,874	688,689	(541,252)

Contract transactions[1]
Purchase payments	9,578,048	3,522,233	180,969	5,764,844	1,470,906	376,871	2,627,526
Surrenders and terminations	(4,227,119)	(2,481,005)	(31,039)	(1,698,754)	(1,379,807)	(242,058)	(1,496,470)
Transfers between Investment Divisions	39,228,510	3,728,808	(315,834)	4,453,889	(874,582)	(16,705,826)	(922,366)
Contract owner charges	(1,145,509)	(591,470)	(201)	(660,208)	(232,531)	(58,135)	(396,427)
Net increase (decrease) in net assets
from contract transaction	43,433,930	4,178,566	(166,105)	7,859,771	(1,016,014)	(16,629,148)	(187,737)

Net increase (decrease) in net assets	44,420,249	14,925,904	(154,582)	13,589,714	(188,140)	(15,940,459)	(728,989)

Net assets beginning of period	63,322,988	42,216,454	1,854,697	52,588,939	21,514,549	15,940,459	34,217,641

Net assets end of period	$107,743,237	$57,142,358	$1,700,115	$66,178,653	$21,326,409	$—	$33,488,652

[1]Contract Unit Transactions
Units Outstanding at beginning of period	1,571,657	6,049,919	179,864	4,197,358	1,623,562	484,927	2,679,218
Units Issued	1,720,557	1,905,035	125,752	1,447,574	261,887	52,826	535,316
Units Redeemed	(637,134)	(1,390,270)	(142,299)	(883,915)	(342,754)	(537,753)	(560,078)
Units Outstanding at end of period	2,655,080	6,564,684	163,317	4,761,017	1,542,695	—	2,654,456
(a) The period is from January 1, 2016 through April 25, 2016, the date the Fund was acquired.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2016

	JNL/Crescent High Income Fund - A (a)	JNL/DFA U.S. Core Equity Fund - A	JNL/DoubleLine Emerging Markets Fixed Income Fund - A (a)	JNL/DoubleLine Shiller Enhanced CAPE Fund - A	JNL/Eastspring Investments Asia ex-Japan Fund - A (b)	JNL/FPA + DoubleLine Flexible Allocation Fund - A	JNL/Franklin Templeton Founding Strategy Fund - A
Operations
Net investment income (loss)	$(13,490)	$(187,300)	$(946)	$5,304	$115,899	$(399,446)	$(1,259,131)
Net realized gain (loss)	5,875	1,597,863	184	17,551	(2,212,737)	(2,874,241)	1,504,523
Net change in unrealized appreciation
(depreciation) on investments	82,106	4,119,246	(619)	217,194	2,400,185	4,758,025	8,658,954
Net increase (decrease) in net assets
from operations	74,491	5,529,809	(1,381)	240,049	303,347	1,484,338	8,904,346

Contract transactions[1]
Purchase payments	628,769	5,707,778	172,325	1,377,496	224,071	2,881,224	2,734,031
Surrenders and terminations	(22,602)	(2,030,802)	(422)	(7,043)	(245,401)	(4,093,835)	(5,471,616)
Transfers between Investment Divisions	2,372,457	3,568,678	135,031	1,406,803	(11,004,096)	(12,282,666)	(5,223,869)
Contract owner charges	(8,321)	(453,913)	—	(82)	(42,374)	(1,121,241)	(1,006,078)
Net increase (decrease) in net assets
from contract transaction	2,970,303	6,791,741	306,934	2,777,174	(11,067,800)	(14,616,518)	(8,967,532)

Net increase (decrease) in net assets	3,044,794	12,321,550	305,553	3,017,223	(10,764,453)	(13,132,180)	(63,186)

Net assets beginning of period	—	38,575,740	—	590,287	10,764,453	98,689,540	85,001,487

Net assets end of period	$3,044,794	$50,897,290	$305,553	$3,607,510	$—	$85,557,360	$84,938,301

[1]Contract Unit Transactions
Units Outstanding at beginning of period	—	1,522,576	—	53,853	1,538,620	8,127,866	7,726,173
Units Issued	322,365	653,766	38,432	296,811	66,840	1,086,289	520,762
Units Redeemed	(30,900)	(393,892)	(9,104)	(71,039)	(1,605,460)	(2,314,710)	(1,339,544)
Units Outstanding at end of period	291,465	1,782,450	29,328	279,625	—	6,899,445	6,907,391
(a) Commencement of operations April 25, 2016.
(b) The period is from January 1, 2016 through April 25, 2016, the date the Fund was acquired.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2016

	JNL/Franklin Templeton Global Growth Fund - A	JNL/Franklin Templeton Global Multisector Bond Fund - A	JNL/Franklin Templeton Income Fund - A	JNL/Franklin Templeton International Small Cap Growth Fund - A	JNL/Franklin Templeton Mutual Shares Fund - A	JNL/Goldman Sachs Core Plus Bond Fund - A	JNL/Goldman Sachs Emerging Markets Debt Fund - A
Operations
Net investment income (loss)	$151,734	$(559,747)	$4,692,150	$4,723	$413,432	$605,117	$(140,145)
Net realized gain (loss)	1,476,330	(1,650,067)	(1,096,232)	89,903	3,365,486	(287,497)	(501,796)
Net change in unrealized appreciation
(depreciation) on investments	821,755	3,052,958	13,606,477	(1,001,831)	2,028,475	(95,066)	1,372,515
Net increase (decrease) in net assets
from operations	2,449,819	843,144	17,202,395	(907,205)	5,807,393	222,554	730,574

Contract transactions[1]
Purchase payments	2,050,350	3,466,707	11,125,051	3,530,848	2,314,884	5,537,177	188,565
Surrenders and terminations	(1,751,280)	(2,047,855)	(8,336,674)	(1,210,612)	(2,451,141)	(3,635,603)	(518,834)
Transfers between Investment Divisions	(1,104,045)	(3,352,881)	(3,704,784)	(1,245,136)	(696,444)	618,651	(563,599)
Contract owner charges	(365,872)	(356,838)	(1,617,210)	(363,004)	(566,505)	(722,693)	(107,274)
Net increase (decrease) in net assets
from contract transaction	(1,170,847)	(2,290,867)	(2,533,617)	712,096	(1,399,206)	1,797,532	(1,001,142)

Net increase (decrease) in net assets	1,278,972	(1,447,723)	14,668,778	(195,109)	4,408,187	2,020,086	(270,568)

Net assets beginning of period	28,794,910	42,800,015	141,626,365	31,890,312	43,429,825	60,731,682	9,817,111

Net assets end of period	$30,073,882	$41,352,292	$156,295,143	$31,695,203	$47,838,012	$62,751,768	$9,546,543

[1]Contract Unit Transactions
Units Outstanding at beginning of period	2,893,589	3,870,743	11,092,515	3,175,754	3,826,464	2,456,243	896,423
Units Issued	566,501	798,981	1,796,934	974,305	548,715	703,386	94,904
Units Redeemed	(691,520)	(1,018,038)	(2,011,875)	(914,844)	(679,086)	(647,758)	(182,833)
Units Outstanding at end of period	2,768,570	3,651,686	10,877,574	3,235,215	3,696,093	2,511,871	808,494

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2016

	JNL/Goldman Sachs Mid Cap Value Fund - A	JNL/Goldman Sachs U.S. Equity Flex Fund - A	JNL/Harris Oakmark Global Equity Fund - A	JNL/Invesco China-India Fund - A	JNL/Invesco Global Real Estate Fund - A	JNL/Invesco International Growth Fund - A	JNL/Invesco Large Cap Growth Fund - A (a)
Operations
Net investment income (loss)	$(1,013,580)	$(441,521)	$169	$(170,771)	$426,067	$193,110	$(221,173)
Net realized gain (loss)	(3,397,162)	2,553,110	(13,818)	583,389	1,468,005	1,211,572	(4,448,574)
Net change in unrealized appreciation
(depreciation) on investments	11,558,358	26,287	107,600	(1,886,686)	(1,624,106)	(2,934,087)	2,123,023
Net increase (decrease) in net assets
from operations	7,147,616	2,137,876	93,951	(1,474,068)	269,966	(1,529,405)	(2,546,724)

Contract transactions[1]
Purchase payments	5,086,241	2,154,683	88,902	1,713,669	7,970,333	7,903,646	1,454,292
Surrenders and terminations	(3,034,915)	(1,500,361)	(3,821)	(1,630,173)	(3,213,377)	(2,048,019)	(601,006)
Transfers between Investment Divisions	(332,986)	(7,189,489)	106,929	7,368,129	2,115,246	4,567,404	(48,113,138)
Contract owner charges	(839,723)	(451,495)	(47)	(428,152)	(865,006)	(606,080)	(180,373)
Net increase (decrease) in net assets
from contract transaction	878,617	(6,986,662)	191,963	7,023,473	6,007,196	9,816,951	(47,440,225)

Net increase (decrease) in net assets	8,026,233	(4,848,786)	285,914	5,549,405	6,277,162	8,287,546	(49,986,949)

Net assets beginning of period	65,900,270	37,637,011	883,304	28,450,266	72,202,743	49,732,034	49,986,949

Net assets end of period	$73,926,503	$32,788,225	$1,169,218	$33,999,671	$78,479,905	$58,019,580	$—

[1]Contract Unit Transactions
Units Outstanding at beginning of period	3,607,706	2,936,259	100,360	3,886,776	4,443,953	2,573,952	2,624,089
Units Issued	965,175	646,847	39,011	2,350,138	1,315,173	1,038,360	223,077
Units Redeemed	(960,355)	(1,180,868)	(19,990)	(1,361,546)	(983,703)	(536,600)	(2,847,166)
Units Outstanding at end of period	3,612,526	2,402,238	119,381	4,875,368	4,775,423	3,075,712	—
(a) The period is from January 1, 2016 through April 25, 2016, the date the Fund was acquired.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2016

	JNL/Invesco Mid Cap Value Fund - A	JNL/Invesco Small Cap Growth Fund - A	JNL/JPMorgan MidCap Growth Fund - A	JNL/JPMorgan U.S. Government & Quality Bond Fund - A	JNL/Lazard Emerging Markets Fund - A	JNL/MC 10 x 10 Fund - A	JNL/MC Bond Index Fund - A
Operations
Net investment income (loss)	$(292,837)	$(1,170,496)	$(981,590)	$156,447	$214,856	$(609,144)	$(354,699)
Net realized gain (loss)	1,123,147	2,105,014	4,025,433	(52,273)	(1,257,389)	1,463,639	(57,290)
Net change in unrealized appreciation
(depreciation) on investments	2,668,379	7,123,225	(3,763,701)	(353,643)	5,458,851	3,202,511	366,681
Net increase (decrease) in net assets
from operations	3,498,689	8,057,743	(719,858)	(249,469)	4,416,318	4,057,006	(45,308)

Contract transactions[1]
Purchase payments	2,334,459	9,396,142	7,111,972	14,569,229	687,733	1,406,965	11,750,816
Surrenders and terminations	(1,171,875)	(3,074,146)	(3,018,735)	(5,112,126)	(1,412,815)	(2,439,415)	(3,489,588)
Transfers between Investment Divisions	(250,225)	521,120	(8,167,118)	255,526	(758,481)	587,934	2,099,525
Contract owner charges	(304,478)	(900,043)	(680,682)	(630,808)	(293,778)	(493,583)	(505,268)
Net increase (decrease) in net assets
from contract transaction	607,881	5,943,073	(4,754,563)	9,081,821	(1,777,341)	(938,099)	9,855,485

Net increase (decrease) in net assets	4,106,570	14,000,816	(5,474,421)	8,832,352	2,638,977	3,118,907	9,810,177

Net assets beginning of period	24,975,776	77,052,024	73,188,957	48,574,758	25,690,202	39,426,431	48,479,388

Net assets end of period	$29,082,346	$91,052,840	$67,714,536	$57,407,110	$28,329,179	$42,545,338	$58,289,565

[1]Contract Unit Transactions
Units Outstanding at beginning of period	1,037,576	3,131,006	1,850,261	2,424,389	2,548,804	3,199,402	3,477,512
Units Issued	222,464	949,843	475,290	2,477,403	336,772	729,418	1,516,958
Units Redeemed	(199,840)	(726,013)	(610,886)	(2,089,194)	(504,767)	(802,183)	(868,895)
Units Outstanding at end of period	1,060,200	3,354,836	1,714,665	2,812,598	2,380,809	3,126,637	4,125,575

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2016

	JNL/MC Emerging Markets Index Fund - A	JNL/MC European 30 Fund - A	JNL/MC Index 5 Fund - A	JNL/MC International Index Fund - A	JNL/MC Pacific Rim 30 Fund - A	JNL/MC S&P 400 MidCap Index Fund - A	JNL/MC S&P 500 Index Fund - A
Operations
Net investment income (loss)	$158,691	$481,063	$(1,146,777)	$(907,975)	$88,374	$(1,660,318)	$(4,547,511)
Net realized gain (loss)	(1,246,929)	(1,981,120)	1,152,606	(1,162,443)	254,540	1,125,670	8,464,934
Net change in unrealized appreciation
(depreciation) on investments	3,466,445	302,206	7,270,613	1,743,037	860,559	22,498,087	28,018,264
Net increase (decrease) in net assets
from operations	2,378,207	(1,197,851)	7,276,442	(327,381)	1,203,473	21,963,439	31,935,687

Contract transactions[1]
Purchase payments	5,444,206	2,813,545	3,790,968	7,840,243	1,848,081	18,164,742	47,417,670
Surrenders and terminations	(1,129,159)	(1,030,794)	(2,874,118)	(3,715,547)	(742,631)	(5,050,610)	(13,677,172)
Transfers between Investment Divisions	7,953,626	(5,949,798)	3,124,383	2,342,702	(2,834,773)	15,658,687	27,106,309
Contract owner charges	(472,174)	(321,148)	(871,815)	(802,854)	(187,798)	(1,355,945)	(3,746,234)
Net increase (decrease) in net assets
from contract transaction	11,796,499	(4,488,195)	3,169,418	5,664,544	(1,917,121)	27,416,874	57,100,573

Net increase (decrease) in net assets	14,174,706	(5,686,046)	10,445,860	5,337,163	(713,648)	49,380,313	89,036,260

Net assets beginning of period	30,412,177	31,682,759	71,785,206	73,404,755	16,986,964	112,335,304	306,396,708

Net assets end of period	$44,586,883	$25,996,713	$82,231,066	$78,741,918	$16,273,316	$161,715,617	$395,432,968

[1]Contract Unit Transactions
Units Outstanding at beginning of period	3,889,159	2,279,106	5,653,944	4,422,174	1,046,174	4,453,650	17,303,989
Units Issued	2,463,213	622,089	1,175,743	1,365,335	300,766	1,885,435	6,972,567
Units Redeemed	(1,099,305)	(972,799)	(961,702)	(1,026,016)	(420,338)	(934,421)	(3,948,993)
Units Outstanding at end of period	5,253,067	1,928,396	5,867,985	4,761,493	926,602	5,404,664	20,327,563

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2016

	JNL/MC Small Cap Index Fund - A	JNL/MC Utilities Sector Fund - A	JNL/MMRS Conservative Fund - A	JNL/MMRS Growth Fund - A	JNL/MMRS Moderate Fund - A	JNL/Morgan Stanley Mid Cap Growth Fund - A	JNL/Neuberger Berman Strategic Income Fund - A
Operations
Net investment income (loss)	$(969,568)	$37,467	$(202,018)	$(13,940)	$(86,767)	$(155,916)	$549,978
Net realized gain (loss)	277,534	219,566	(96,565)	(7,352)	(54,875)	(460,032)	(46,952)
Net change in unrealized appreciation
(depreciation) on investments	23,136,678	262,042	818,964	46,117	314,795	(335,624)	730,963
Net increase (decrease) in net assets
from operations	22,444,644	519,075	520,381	24,825	173,153	(951,572)	1,233,989

Contract transactions[1]
Purchase payments	11,639,695	1,133,571	1,352,230	316,008	975,842	2,105,840	4,023,065
Surrenders and terminations	(4,721,185)	(244,130)	(961,575)	(53,653)	(331,101)	(302,260)	(1,728,885)
Transfers between Investment Divisions	6,722,572	40,601	(1,126,161)	(122,758)	(577,718)	(2,662,151)	1,200,615
Contract owner charges	(1,003,498)	(2,866)	(4,225)	(373)	(5,248)	(131,530)	(404,356)
Net increase (decrease) in net assets
from contract transaction	12,637,584	927,176	(739,731)	139,224	61,775	(990,101)	3,090,439

Net increase (decrease) in net assets	35,082,228	1,446,251	(219,350)	164,049	234,928	(1,941,673)	4,324,428

Net assets beginning of period	88,287,528	3,030,984	19,204,010	1,230,982	7,804,193	10,795,902	33,381,709

Net assets end of period	$123,369,756	$4,477,235	$18,984,660	$1,395,031	$8,039,121	$8,854,229	$37,706,137

[1]Contract Unit Transactions
Units Outstanding at beginning of period	4,112,438	272,053	1,907,201	127,212	796,060	909,129	3,237,202
Units Issued	1,372,532	233,544	223,564	41,828	127,917	315,712	1,192,169
Units Redeemed	(860,259)	(157,938)	(298,756)	(27,221)	(120,339)	(403,289)	(923,977)
Units Outstanding at end of period	4,624,711	347,659	1,832,009	141,819	803,638	821,552	3,505,394
See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2016

	JNL/Oppenheimer Emerging Markets Innovator Fund - A	JNL/Oppenheimer Global Growth Fund - A	JNL/PIMCO Real Return Fund - A	JNL/PIMCO Total Return Bond Fund - A	JNL/PPM America Floating Rate Income Fund - A	JNL/PPM America High Yield Bond Fund - A	JNL/PPM America Mid Cap Value Fund - A
Operations
Net investment income (loss)	$(5,452)	$(803,151)	$3,335,621	$(2,520,670)	$2,394,582	$(1,277,475)	$(196,251)
Net realized gain (loss)	445	2,809,175	(2,599,504)	(1,496,243)	(693,454)	(2,550,429)	1,642,982
Net change in unrealized appreciation
(depreciation) on investments	(4,525)	(3,129,779)	1,983,990	6,636,328	4,140,679	17,947,603	4,465,942
Net increase (decrease) in net assets
from operations	(9,532)	(1,123,755)	2,720,107	2,619,415	5,841,807	14,119,699	5,912,673

Contract transactions[1]
Purchase payments	245,830	4,825,476	4,350,671	21,364,709	9,154,565	8,849,912	4,114,781
Surrenders and terminations	(9,616)	(4,214,132)	(4,378,814)	(15,367,680)	(4,015,313)	(6,168,644)	(1,025,130)
Transfers between Investment Divisions	62,455	11,929,921	(1,479,348)	(7,910,269)	3,660,967	6,465,448	7,530,429
Contract owner charges	(31)	(1,048,526)	(862,288)	(2,550,877)	(703,089)	(970,566)	(276,191)
Net increase (decrease) in net assets
from contract transaction	298,638	11,492,739	(2,369,779)	(4,464,117)	8,097,130	8,176,150	10,343,889

Net increase (decrease) in net assets	289,106	10,368,984	350,328	(1,844,702)	13,938,937	22,295,849	16,256,562

Net assets beginning of period	343,244	83,341,353	75,850,423	224,765,707	76,164,446	88,964,977	18,513,633

Net assets end of period	$632,350	$93,710,337	$76,200,751	$222,921,005	$90,103,383	$111,260,826	$34,770,195

[1]Contract Unit Transactions
Units Outstanding at beginning of period	40,715	4,415,328	5,852,518	11,614,468	7,290,143	5,028,852	1,229,809
Units Issued	40,823	1,914,668	1,086,553	2,200,913	2,321,787	1,776,773	961,898
Units Redeemed	(5,383)	(1,314,534)	(1,283,075)	(2,498,914)	(1,623,973)	(1,348,411)	(353,008)
Units Outstanding at end of period	76,155	5,015,462	5,655,996	11,316,467	7,987,957	5,457,214	1,838,699

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2016

	JNL/PPM America Small Cap Value Fund - A	JNL/PPM America Total Return Fund - A (a)	JNL/PPM America Value Equity Fund - A	JNL/Red Rocks Listed Private Equity Fund - A	JNL/S&P 4 Fund - A	JNL/S&P Competitive Advantage Fund - A	JNL/S&P Dividend Income & Growth Fund - A
Operations
Net investment income (loss)	$(520,179)	$315,497	$48,543	$731,664	$(6,430,175)	$(306,894)	$2,551,645
Net realized gain (loss)	366,261	76,784	238,013	1,755,501	285,783	4,581,374	13,866,780
Net change in unrealized appreciation
(depreciation) on investments	9,677,661	(226,778)	1,480,669	(952,761)	42,181,635	(1,791,853)	17,923,759
Net increase (decrease) in net assets
from operations	9,523,743	165,503	1,767,225	1,534,404	36,037,243	2,482,627	34,342,184

Contract transactions[1]
Purchase payments	5,895,186	7,077,178	1,113,493	1,132,745	65,459,942	7,591,846	30,677,119
Surrenders and terminations	(1,321,035)	(376,626)	(543,880)	(1,023,066)	(17,255,138)	(2,403,895)	(14,712,681)
Transfers between Investment Divisions	10,025,346	7,928,354	1,141,825	(2,770,596)	(8,671,239)	(1,979,813)	71,964,647
Contract owner charges	(456,834)	(91,869)	(102,880)	(155,753)	(4,960,690)	(743,610)	(2,971,538)
Net increase (decrease) in net assets
from contract transaction	14,142,663	14,537,037	1,608,558	(2,816,670)	34,572,875	2,464,528	84,957,547

Net increase (decrease) in net assets	23,666,406	14,702,540	3,375,783	(1,282,266)	70,610,118	4,947,155	119,299,731

Net assets beginning of period	27,058,898	4,717,236	8,505,461	25,382,520	409,477,965	63,578,540	188,179,469

Net assets end of period	$50,725,304	$19,419,776	$11,881,244	$24,100,254	$480,088,083	$68,525,695	$307,479,200

[1]Contract Unit Transactions
Units Outstanding at beginning of period	1,825,216	306,072	363,050	1,743,376	21,910,109	3,071,895	10,616,582
Units Issued	1,379,830	1,321,089	129,541	211,640	6,474,995	1,224,359	6,693,620
Units Redeemed	(545,927)	(434,694)	(79,835)	(407,890)	(4,790,385)	(1,120,202)	(2,383,745)
Units Outstanding at end of period	2,659,119	1,192,467	412,756	1,547,126	23,594,719	3,176,052	14,926,457
(a) On April 25, 2016, JNL/PPM America Total Return Fund was created in the JNL Series Trust to facilitate an acquisition of a fund with the same name which was a series in JNL Investors Series Trust. Although the fund in JNL Investors Series Trust was legally dissolved, it is considered the acquiring fund for financial reporting purposes, and as a result, the Statement of Changes in Net Assets includes activity of the acquiring fund formerly in JNL Investors Series Trust for the period January 1, 2016 through April 24, 2016 and the acquired fund in JNL Series Trust for the period after April 24, 2016.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2016

	JNL/S&P International 5 Fund - A	JNL/S&P Intrinsic Value Fund - A	JNL/S&P Managed Aggressive Growth Fund - A	JNL/S&P Managed Conservative Fund - A	JNL/S&P Managed Growth Fund - A	JNL/S&P Managed Moderate Fund - A	JNL/S&P Managed Moderate Growth Fund - A
Operations
Net investment income (loss)	$48,807	$658,577	$(2,038,063)	$(2,190,612)	$(5,210,711)	$(4,335,414)	$(6,691,313)
Net realized gain (loss)	(36,170)	(4,235,577)	3,058,241	1,714,360	8,484,786	4,134,475	8,601,816
Net change in unrealized appreciation
(depreciation) on investments	104,751	5,584,939	4,396,072	5,162,401	11,192,436	11,277,694	15,276,844
Net increase (decrease) in net assets
from operations	117,388	2,007,939	5,416,250	4,686,149	14,466,511	11,076,755	17,187,347

Contract transactions[1]
Purchase payments	264,142	5,333,962	7,864,607	5,658,727	24,313,392	20,822,690	27,343,937
Surrenders and terminations	(46,418)	(2,010,708)	(7,033,572)	(13,512,646)	(18,092,646)	(15,534,254)	(23,429,743)
Transfers between Investment Divisions	(179,085)	(7,681,416)	(9,652,521)	(1,997,085)	(8,955,755)	(7,142,759)	(13,118,291)
Contract owner charges	(542)	(665,579)	(1,634,247)	(1,692,211)	(4,196,801)	(3,459,268)	(5,398,836)
Net increase (decrease) in net assets
from contract transaction	38,097	(5,023,741)	(10,455,733)	(11,543,215)	(6,931,810)	(5,313,591)	(14,602,933)

Net increase (decrease) in net assets	155,485	(3,015,802)	(5,039,483)	(6,857,066)	7,534,701	5,763,164	2,584,414

Net assets beginning of period	1,737,991	59,765,284	135,511,885	142,096,615	339,937,172	280,866,529	443,578,374

Net assets end of period	$1,893,476	$56,749,482	$130,472,402	$135,239,549	$347,471,873	$286,629,693	$446,162,788

[1]Contract Unit Transactions
Units Outstanding at beginning of period	190,319	3,188,724	6,881,873	10,875,429	17,079,069	19,230,242	23,737,460
Units Issued	82,820	882,277	1,299,272	1,470,285	2,488,356	2,578,049	3,083,064
Units Redeemed	(79,627)	(1,157,691)	(1,882,776)	(2,341,248)	(2,864,046)	(2,960,923)	(3,880,952)
Units Outstanding at end of period	193,512	2,913,310	6,298,369	10,004,466	16,703,379	18,847,368	22,939,572

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2016

	JNL/S&P Mid 3 Fund - A	JNL/S&P Total Yield Fund - A	JNL/Scout Unconstrained Bond Fund - A	JNL/T. Rowe Price Established Growth Fund - A	JNL/T. Rowe Price Mid-Cap Growth Fund - A	JNL/T. Rowe Price Short-Term Bond Fund - A	JNL/T. Rowe Price Value Fund - A
Operations
Net investment income (loss)	$22,036	$151,312	$(11,031)	$(3,892,280)	$(3,077,944)	$(105,528)	$375,980
Net realized gain (loss)	(134,767)	(965,689)	17,292	6,479,006	5,104,959	(159,214)	9,101,814
Net change in unrealized appreciation
(depreciation) on investments	2,510,883	4,257,175	124,558	(1,413,502)	6,832,032	206,254	807,423
Net increase (decrease) in net assets
from operations	2,398,152	3,442,798	130,819	1,173,224	8,859,047	(58,488)	10,285,217

Contract transactions[1]
Purchase payments	4,213,842	3,577,388	847,301	35,785,826	22,683,481	10,148,845	16,643,886
Surrenders and terminations	(309,884)	(1,274,565)	(157,161)	(14,296,448)	(12,092,560)	(3,779,638)	(7,968,439)
Transfers between Investment Divisions	1,375,115	4,812,405	(4,467)	(10,667,003)	(10,110,253)	(1,645,974)	2,096,948
Contract owner charges	(135,195)	(399,154)	(1,653)	(2,863,155)	(2,481,542)	(625,266)	(1,158,837)
Net increase (decrease) in net assets
from contract transaction	5,143,878	6,716,074	684,020	7,959,220	(2,000,874)	4,097,967	9,613,558

Net increase (decrease) in net assets	7,542,030	10,158,872	814,839	9,132,444	6,858,173	4,039,479	19,898,775

Net assets beginning of period	11,122,098	30,621,414	3,732,815	259,476,449	199,715,670	58,280,176	103,768,516

Net assets end of period	$18,664,128	$40,780,286	$4,547,654	$268,608,893	$206,573,843	$62,319,655	$123,667,291

[1]Contract Unit Transactions
Units Outstanding at beginning of period	1,116,827	1,815,561	396,872	4,906,708	2,484,797	5,700,368	4,353,923
Units Issued	822,558	889,393	169,184	1,681,446	594,150	2,730,322	1,361,831
Units Redeemed	(327,418)	(530,265)	(98,805)	(1,547,372)	(628,518)	(2,349,029)	(973,903)
Units Outstanding at end of period	1,611,967	2,174,689	467,251	5,040,782	2,450,429	6,081,661	4,741,851

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2016

	JNL/Westchester Capital Event Driven Fund - A	JNL/WMC Balanced Fund - A	JNL/WMC Money Market Fund - A	JNL/WMC Value Fund - A	JNL/MC Communications Sector Fund - A	JNL/MC Consumer Brands Sector Fund - A	JNL/MC Financial Sector Fund - A
Operations
Net investment income (loss)	$(1,045)	$(132,929)	$(1,171,148)	$(214,890)	$155,508	$(457,986)	$57,000
Net realized gain (loss)	352	9,872,495	1,462	548,710	1,084,034	1,641,102	2,586,603
Net change in unrealized appreciation
(depreciation) on investments	3,183	14,356,814	—	4,901,830	1,189,265	787,015	9,647,104
Net increase (decrease) in net assets
from operations	2,490	24,096,380	(1,169,686)	5,235,650	2,428,807	1,970,131	12,290,707

Contract transactions[1]
Purchase payments	41,568	56,469,683	55,916,355	3,515,479	618,672	9,556,815	7,044,566
Surrenders and terminations	(3,965)	(12,170,825)	(21,949,462)	(2,747,933)	(769,781)	(2,457,370)	(2,615,576)
Transfers between Investment Divisions	81,935	24,581,628	(25,853,323)	(317,746)	301,077	(13,789,441)	12,674,734
Contract owner charges	(29)	(2,778,553)	(846,256)	(521,854)	(162,710)	(614,157)	(662,166)
Net increase (decrease) in net assets
from contract transaction	119,509	66,101,933	7,267,314	(72,054)	(12,742)	(7,304,153)	16,441,558

Net increase (decrease) in net assets	121,999	90,198,313	6,097,628	5,163,596	2,416,065	(5,334,022)	28,732,265

Net assets beginning of period	33,498	228,922,894	70,791,043	44,306,037	11,240,043	60,046,937	52,079,564

Net assets end of period	$155,497	$319,121,207	$76,888,671	$49,469,633	$13,656,108	$54,712,915	$80,811,829

[1]Contract Unit Transactions
Units Outstanding at beginning of period	3,555	5,903,949	5,888,262	1,505,230	1,446,597	2,621,897	4,501,871
Units Issued	18,301	2,589,095	10,933,168	247,344	339,509	828,047	2,766,285
Units Redeemed	(5,609)	(1,020,403)	(10,342,772)	(250,924)	(364,887)	(1,183,586)	(1,584,045)
Units Outstanding at end of period	16,247	7,472,641	6,478,658	1,501,650	1,421,219	2,266,358	5,684,111

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2016

	JNL/MC Healthcare Sector Fund - A	JNL/MC JNL 5 Fund - A	JNL/MC Nasdaq 100 Fund - A	JNL/MC Oil & Gas Sector Fund - A	JNL/MC S&P 24 Fund - A	JNL/MC S&P SMid 60 Fund - A	JNL/MC Technology Sector Fund - A
Operations
Net investment income (loss)	$631,613	$2,023,158	$(260,190)	$446,088	$(130,266)	$(111,623)	$(921,462)
Net realized gain (loss)	14,991,142	6,542,540	6,307,328	(3,483,250)	(1,701,336)	(439,342)	3,777,987
Net change in unrealized appreciation
(depreciation) on investments	(27,038,486)	14,024,259	(2,298,955)	23,970,340	2,023,338	7,383,021	8,911,616
Net increase (decrease) in net assets
from operations	(11,415,731)	22,589,957	3,748,183	20,933,178	191,736	6,832,056	11,768,141

Contract transactions[1]
Purchase payments	21,123,511	5,790,024	8,487,898	11,783,575	1,336,872	4,093,226	13,410,635
Surrenders and terminations	(8,545,435)	(20,738,756)	(2,607,386)	(3,448,616)	(2,542,136)	(1,044,570)	(5,703,703)
Transfers between Investment Divisions	(17,780,526)	(13,489,337)	3,560,858	9,255,149	(1,501,770)	14,081,096	184,975
Contract owner charges	(2,261,512)	(2,074,729)	(596,561)	(1,111,120)	(267,998)	(250,615)	(1,306,845)
Net increase (decrease) in net assets
from contract transaction	(7,463,962)	(30,512,798)	8,844,809	16,478,988	(2,975,032)	16,879,137	6,585,062

Net increase (decrease) in net assets	(18,879,693)	(7,922,841)	12,592,992	37,412,166	(2,783,296)	23,711,193	18,353,203

Net assets beginning of period	210,768,138	239,192,074	50,365,696	73,657,215	29,558,413	15,745,548	105,648,234

Net assets end of period	$191,888,445	$231,269,233	$62,958,688	$111,069,381	$26,775,117	$39,456,741	$124,001,437

[1]Contract Unit Transactions
Units Outstanding at beginning of period	7,892,964	14,272,141	2,332,872	2,726,360	2,098,357	1,042,215	9,382,054
Units Issued	1,841,712	959,257	1,536,067	1,234,825	320,171	1,204,952	3,418,854
Units Redeemed	(2,181,359)	(2,752,728)	(1,128,995)	(695,164)	(544,968)	(278,832)	(2,953,039)
Units Outstanding at end of period	7,553,317	12,478,670	2,739,944	3,266,021	1,873,560	1,968,335	9,847,869

See notes to the financial statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JG - Equity 100 Fund
12/31/2017	#	—	—	0.00	15.858812	15.58		1.25	16.888298	14.14	‡	0.00
12/31/2016		6,042	436	0.00	13.720849	5.25		1.25	13.958892	5.67		0.85
12/31/2015		5,301	404	2.25	13.035932	(2.47)		1.25	13.209294	(2.08)		0.85
12/31/2014		5,110	380	0.73	13.365617	3.53		1.25	13.489297	(1.55)	‡	0.85
12/31/2013		2,259	175	0.09	12.909400	25.57		1.25	12.951487	25.88		1.00
JG - Fixed Income 100 Fund
12/31/2017	#	—	—	0.00	10.049341	3.16		1.25	10.691112	4	‡	0.00
12/31/2016		4,803	488	0.00	9.741117	3.21		1.25	9.910197	3.62		0.85
12/31/2015		5,594	589	1.22	9.438343	(3.31)		1.25	9.563941	(2.92)		0.85
12/31/2014		3,928	401	1.84	9.761060	0.87		1.25	9.851465	(2.82)	‡	0.85
12/31/2013		1,251	129	0.47	9.676550	(3.63)		1.25	9.708256	(3.39)		1.00
JG - Growth Fund
12/31/2017	#	—	—	0.00	12.713970	11.07		1.25	13.433027	10.45	‡	0.00
12/31/2016		23,405	2,024	0.00	11.446753	4.68		1.25	11.616249	5.1		0.85
12/31/2015		17,412	1,582	1.65	10.935242	(2.01)		1.25	11.052980	(1.61)		0.85
12/31/2014		10,217	912	0.48	11.159017	2.87		1.25	11.234131	(0.37)	‡	0.85
12/31/2013	+	3,163	291	0.00	10.848084	8.34	‡	1.25	10.866519	6.27	‡	1.00
JG - Maximum Growth Fund
12/31/2017	#	—	—	0.00	14.474660	13.29		1.25	15.529179	12.28	‡	0.00
12/31/2016		13,063	1,010	0.00	12.776162	5.75		1.25	13.028666	6.17		0.85
12/31/2015		11,982	982	1.30	12.081553	(2.55)		1.25	12.271280	(2.15)		0.85
12/31/2014		5,967	478	0.63	12.397100	2.97		1.25	12.541512	(0.50)	‡	0.85
12/31/2013		4,287	355	0.19	12.040105	17.3		1.25	12.097419	17.6		1.00
JG - Moderate Growth Fund
12/31/2017	#	—	—	0.00	13.145652	9.31		1.25	14.103352	8.96	‡	0.00
12/31/2016		48,538	3,996	0.00	12.025681	4.45		1.25	12.263396	4.87		0.85
12/31/2015		47,720	4,112	1.32	11.513449	(2.56)		1.25	11.694285	(2.17)		0.85
12/31/2014		27,429	2,308	0.73	11.816086	2.82		1.25	11.953766	3.23		0.85
12/31/2013		13,172	1,142	0.17	11.492095	10.37		1.25	11.579589	7.19	‡	0.85
JNL Aggressive Growth Allocation Fund - Class A
12/31/2017		89,239	6,155	0.00	12.768290	18.34		2.56	16.901163	13.65	‡	0.00
12/31/2016		50,382	4,210	0.00	10.789349	5.36		2.56	12.665227	7.06		0.95
12/31/2015		48,060	4,281	2.44	10.240816	(5.09)		2.56	11.829843	(3.55)		0.95
12/31/2014		47,102	4,024	1.70	10.790542	2.33		2.56	12.265779	3.99		0.95
12/31/2013		32,238	2,849	1.02	10.545024	20.92		2.56	11.795248	22.89		0.95
JNL Alt 65 Fund - Class A
12/31/2017	#	—	—	0.00	18.338923	16.68		2.56	20.376435	5.41	‡	0.00
12/31/2016		15,730	915	0.00	15.717759	0.64		2.56	17.733580	2.22		1.00
12/31/2015		17,691	1,049	1.88	15.617926	(4.29)		2.56	17.348920	(6.12)	‡	1.00
12/31/2014		15,670	907	1.46	16.317361	(0.93)		2.56	17.641612	(0.74)	‡	1.20
12/31/2013		18,921	1,096	0.65	16.470486	6.73		2.56	17.524884	8.13		1.25

+	The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JG - Growth Fund - April 29, 2013.
*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
#
The period is from January 1, 2017 through September 25, 2017 the date the Fund was acquired. The respective acquisitions can be found in Note 1 in the Notes to Financial Statements. Unit values disclosed are as of September 22, 2017.

‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL Conservative Allocation Fund - Class A
12/31/2017		19,897	1,722	0.00	10.940853	0.17	‡	2.00	12.310842	7.24	‡	0.00
12/31/2016		12,341	1,141	0.00	10.729770	3.18		1.25	10.861827	3.44		1.00
12/31/2015		10,739	1,026	1.26	10.399303	(2.92)		1.25	10.501088	(2.68)		1.00
12/31/2014		7,768	722	0.94	10.712578	2.43		1.25	10.790432	2.68		1.00
12/31/2013		2,981	284	0.85	10.458925	(0.40)		1.25	10.508634	(0.15)		1.00
JNL Growth Allocation Fund - Class A
12/31/2017		163,142	10,753	0.00	13.491509	15.76		2.46	17.662738	11.88	‡	0.00
12/31/2016		113,671	8,879	0.00	11.654718	4.92		2.46	13.544695	6.51		0.95
12/31/2015		99,289	8,228	2.47	11.108196	(4.38)		2.46	12.716539	(2.92)		0.95
12/31/2014		92,863	7,431	1.87	11.616939	2.51		2.46	13.099668	4.07		0.95
12/31/2013		78,307	6,488	1.19	11.332690	19.70		2.46	12.587668	21.52		0.95
JNL Institutional Alt 100 Fund - Class A
12/31/2017		18,726	1,774	0.00	10.433784	3.73		1.25	11.231573	4.62	‡	0.00
12/31/2016		23,432	2,308	0.00	10.058746	(1.14)		1.25	10.257567	(0.75)		0.85
12/31/2015		25,072	2,446	1.16	10.174888	(2.93)		1.25	10.334693	(2.54)		0.85
12/31/2014		19,386	1,840	1.12	10.481547	1.00		1.25	10.603680	1.41		0.85
12/31/2013		15,147	1,455	0.03	10.377480	2.59		1.25	10.456496	0.32	‡	0.85
JNL Institutional Alt 25 Fund - Class A
12/31/2017		155,800	8,276	0.00	17.194646	11.45		2.56	20.946569	12.65	‡	0.30
12/31/2016		77,722	4,646	0.00	15.427889	3.36		2.56	17.140142	4.78		1.20
12/31/2015		76,882	4,804	2.32	14.925908	(4.71)		2.56	16.358927	(3.40)		1.20
12/31/2014		83,313	5,013	1.81	15.663060	(0.37)		2.56	16.934824	0.99		1.20
12/31/2013		74,335	4,503	2.10	15.720968	11.00		2.56	16.768105	12.52		1.20
JNL Institutional Alt 35 Fund - Class A
12/31/2017	#	—	—	0.00	16.872865	6.85		2.46	20.256919	7.36	‡	0.30
12/31/2016		75,303	4,449	0.00	15.791755	2.66		2.46	17.475126	4.01		1.15
12/31/2015		84,508	5,175	2.29	15.382780	(4.66)		2.46	16.801610	(3.40)		1.15
12/31/2014		95,505	5,630	1.64	16.134780	(0.57)		2.46	17.393606	(0.16)	‡	1.15
12/31/2013		93,592	5,536	1.79	16.227927	9.72		2.46	17.144008	8.33	‡	1.30
JNL Institutional Alt 50 Fund - Class A
12/31/2017		115,278	6,303	0.00	16.697918	7.74		2.56	20.346513	9.09	‡	0.30
12/31/2016		105,472	6,298	0.00	15.498787	1.48		2.56	17.222595	2.86		1.20
12/31/2015		111,009	6,794	2.26	15.273454	(4.53)		2.56	16.743560	(3.22)		1.20
12/31/2014		123,667	7,301	1.56	15.997925	(0.71)		2.56	17.300850	0.65		1.20
12/31/2013		114,337	6,768	1.32	16.112535	7.56		2.56	17.189416	9.04		1.20
JNL Interest Rate Opportunities Fund - Class A
12/31/2017		3,403	344	0.00	9.817059	2.87		1.25	10.407004	3.94	‡	0.00
12/31/2016		3,610	376	0.00	9.543384	3.27		1.25	9.631392	3.53		1.00
12/31/2015		3,609	389	0.95	9.241209	(5.10)		1.25	9.303213	(4.86)		1.00
12/31/2014		3,670	376	1.59	9.737747	(0.20)		1.25	9.778611	0.05		1.00
12/31/2013	+	2,397	245	0.00	9.757431	(1.24)	‡	1.25	9.773907	(2.30)	‡	1.00

+	The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL Interest Rate Opportunities Fund - Class A - April 29, 2013.
*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
#
The period is from January 1, 2017 through September 25, 2017 the date the Fund was acquired. The respective acquisitions can be found in Note 1 in the Notes to Financial Statements. Unit values disclosed are as of September 22, 2017.

‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL Moderate Allocation Fund - Class A
12/31/2017		35,980	2,727	0.00	12.485434	1.22	‡	2.00	14.048875	9.48	‡	0.00
12/31/2016		33,433	2,768	0.00	11.959537	3.91		1.25	12.195889	4.32		0.85
12/31/2015		30,300	2,612	1.64	11.509665	(2.56)		1.25	11.690409	(2.15)	‡	0.85
12/31/2014		23,663	1,992	0.92	11.811623	2.42		1.25	11.897511	2.68		1.00
12/31/2013		9,543	825	0.48	11.532356	10.76		1.25	11.587209	11.03		1.00
JNL Moderate Growth Allocation Fund - Class A
12/31/2017		156,926	10,341	0.00	11.659967	5.19	‡	3.75	17.586776	9.16	‡	0.00
12/31/2016		91,382	6,921	0.00	11.889426	4.54		2.57	13.968929	6.25		0.95
12/31/2015		84,073	6,740	2.46	11.372665	(4.30)		2.57	13.147557	(2.74)		0.95
12/31/2014		79,706	6,188	2.22	11.883565	2.68		2.57	13.517452	4.35		0.95
12/31/2013		69,637	5,610	1.37	11.573814	14.14		2.57	12.953616	16.00		0.95
JNL Multi-Manager Alternative Fund - Class A
12/31/2017		1,189	118	0.63	10.004499	5.07		1.25	10.344567	5.95	‡	0.00
12/31/2016		647	68	0.35	9.521581	0.34		1.25	9.585672	0.74		0.85
12/31/2015	+	469	49	0.00	9.489056	(3.11)	‡	1.25	9.514887	(1.80)	‡	0.85
JNL Multi-Manager Mid Cap Fund - Class A
12/31/2017		3,999	329	0.10	12.021596	(0.15)	‡	2.31	12.381429	14.11	‡	0.00
12/31/2016	+	365	34	0.00	10.620192	1.38	‡	1.65	10.640246	7.16	‡	1.00
JNL Multi-Manager Small Cap Growth Fund - Class A
12/31/2017		81,526	1,720	0.00	35.349123	23.59		2.92	65.823196	25.21	‡	0.00
12/31/2016		66,238	1,762	0.00	28.603061	2.71		2.92	43.533089	4.85		0.85
12/31/2015		70,079	1,948	0.00	27.848275	(7.42)		2.92	41.518296	(0.67)	‡	0.85
12/31/2014		74,057	1,933	0.00	30.079750	(0.16)		2.92	41.965265	1.67		1.10
12/31/2013		71,984	1,910	0.08	30.128593	26.72		2.92	41.275268	29.05		1.10
JNL Multi-Manager Small Cap Value Fund - Class A
12/31/2017		51,814	2,356	0.60	18.292161	7.87		2.92	26.472340	11.52	‡	0.00
12/31/2016		46,680	2,327	0.66	16.956846	20.23		2.92	21.584991	22.73		0.85
12/31/2015		38,893	2,369	0.32	14.104043	(12.05)		2.92	17.586708	(10.21)		0.85
12/31/2014		47,879	2,608	0.41	16.035604	(2.73)		2.92	19.585550	(0.70)		0.85
12/31/2013		36,575	1,973	0.93	16.486449	30.52		2.92	19.723682	2.40	‡	0.85
JNL Real Assets Fund - Class A
12/31/2017		488	50	0.00	9.729776	4.95		1.25	10.314530	4.35	‡	0.00
12/31/2016		440	47	0.00	9.271135	11.26		1.25	9.356674	11.53		1.00
12/31/2015		622	74	0.82	8.333126	(12.60)		1.25	8.389061	(12.38)		1.00
12/31/2014		370	39	1.01	9.534581	(2.88)		1.25	9.574612	(2.63)		1.00
12/31/2013	+	284	29	0.00	9.816898	(0.95)	‡	1.25	9.833497	(0.07)	‡	1.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL Multi-Manager Alternative Fund - Class A - April 27, 2015; JNL Multi-Manager Mid Cap Fund - Class A - September 19, 2016; JNL Real Assets Fund - Class A - April 29, 2013.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL Tactical ETF Growth Fund - Class A
12/31/2017		22,459	1,395	1.33	15.835212	17.87		1.25	17.045963	17.90	‡	0.00
12/31/2016		14,693	1,080	1.40	13.434580	7.14		1.25	13.700122	7.57		0.85
12/31/2015		9,705	767	1.14	12.539329	(1.24)		1.25	12.736262	(0.84)		0.85
12/31/2014		6,827	534	0.80	12.696714	3.26		1.25	12.844628	0.46	‡	0.85
12/31/2013		4,407	357	0.00	12.295748	17.00		1.25	12.354317	17.30		1.00
JNL Tactical ETF Moderate Fund - Class A
12/31/2017		11,679	911	1.53	12.689869	10.07		1.25	13.660085	10.66	‡	0.00
12/31/2016		11,889	1,024	1.35	11.528563	4.26		1.25	11.756327	3.74	‡	0.85
12/31/2015		6,362	572	1.09	11.057196	(0.97)		1.25	11.165503	(0.72)		1.00
12/31/2014		5,385	480	0.82	11.165416	2.74		1.25	11.246631	2.99		1.00
12/31/2013		4,758	437	0.00	10.868066	5.27		1.25	10.919785	5.54		1.00
JNL Tactical ETF Moderate Growth Fund - Class A
12/31/2017		26,311	1,798	1.47	14.427138	14.29		1.25	15.530128	14.57	‡	0.00
12/31/2016		21,901	1,716	1.38	12.623280	5.72		1.25	12.872708	6.14		0.85
12/31/2015		15,585	1,293	1.06	11.940608	(1.09)		1.25	12.128067	(0.69)		0.85
12/31/2014		10,651	876	0.74	12.072143	3.23		1.25	12.212727	3.65		0.85
12/31/2013		7,820	666	0.00	11.694231	12.29		1.25	11.783178	9.33	‡	0.85
JNL/AB Dynamic Asset Allocation Fund - Class A
12/31/2017		4,387	374	2.47	11.624456	14.45		1.25	12.170321	14.22	‡	0.00
12/31/2016		2,670	262	0.00	10.156388	2.66		1.25	10.265594	3.07		0.85
12/31/2015		2,234	225	0.00	9.893266	(2.91)		1.25	9.959834	(4.28)	‡	0.85
12/31/2014	+	1,576	154	1.32	10.190133	(1.31)	‡	1.25	10.207381	0.81	‡	1.00
JNL/American Funds Balanced Fund - Class A
12/31/2017		49,559	3,103	1.08	10.289035	12.15		4.00	18.923886	2.26	‡	0.55
12/31/2016		21,326	1,543	0.01	9.174723	1.60		4.00	14.629811	4.47		1.20
12/31/2015		21,515	1,624	0.74	9.030447	(5.38)		4.00	14.003186	(6.08)	‡	1.20
12/31/2014		22,277	1,636	0.89	9.544048	(3.40)		4.00	14.287424	(0.70)		1.25
12/31/2013		23,593	1,717	1.69	9.879777	11.02		4.00	14.388763	14.11		1.25
JNL/American Funds Blue Chip Income and Growth Fund - Class A
12/31/2017		248,290	11,830	0.00	19.585142	13.78		2.46	23.106933	14.17	‡	0.30
12/31/2016		197,215	10,801	0.00	17.213313	15.47		2.46	18.719693	16.93		1.20
12/31/2015		132,011	8,427	2.45	14.906859	(5.67)		2.46	16.008925	(4.47)		1.20
12/31/2014		127,385	7,747	1.25	15.802258	12.20		2.46	16.757992	13.62		1.20
12/31/2013		69,306	4,763	1.19	14.084479	29.21		2.46	14.749397	30.85		1.20
JNL/American Funds Global Bond Fund - Class A
12/31/2017		27,352	2,601	0.33	9.531845	3.61		2.81	11.551505	5.84	‡	0.30
12/31/2016		26,050	2,604	0.00	9.199416	(0.50)		2.81	10.240755	1.11		1.20
12/31/2015		24,592	2,479	1.31	9.246058	(6.89)		2.81	10.128721	(5.38)		1.20
12/31/2014		25,887	2,462	0.01	9.930369	(1.63)		2.81	10.704602	(0.03)		1.20
12/31/2013		21,683	2,054	2.13	10.094860	(5.64)		2.81	10.708113	(4.11)		1.20

+	The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/AB Dynamic Asset Allocation Fund - Class A - April 28, 2014.
*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/American Funds Global Growth Fund - Class A
12/31/2017		11,479	761	0.70	14.935424	29.45		1.25	15.757266	27.18	‡	0.00
12/31/2016		6,482	558	0.00	11.537266	(0.82)		1.25	11.690078	(0.42)		0.85
12/31/2015		5,206	445	0.44	11.632279	5.30		1.25	11.739421	5.72		0.85
12/31/2014		1,914	173	0.23	11.046631	0.79		1.25	11.103859	1.99	‡	0.85
12/31/2013	+	290	26	0.00	10.960114	4.41	‡	1.25	10.968059	8.41	‡	1.00
JNL/American Funds Global Small Capitalization Fund - Class A
12/31/2017		38,217	2,438	0.19	14.472391	22.36		2.56	17.206778	21.43	‡	0.30
12/31/2016		29,090	2,299	0.00	11.827682	(0.81)		2.56	12.949356	0.55		1.20
12/31/2015		28,735	2,277	0.00	11.923689	(2.57)		2.56	12.878624	(1.24)		1.20
12/31/2014		23,636	1,844	0.22	12.238466	(0.77)		2.56	13.040099	0.59		1.20
12/31/2013		20,367	1,592	0.67	12.333247	24.67		2.56	12.963556	26.37		1.20
JNL/American Funds Growth Allocation Fund - Class A
12/31/2017		95,249	6,067	0.00	14.893066	17.73		2.42	17.081723	13.32	‡	0.00
12/31/2016		60,576	4,592	0.00	12.650225	4.90		2.42	13.454302	6.29		1.10
12/31/2015		43,553	3,497	1.12	12.059572	(2.03)		2.42	12.658356	(4.92)	‡	1.10
12/31/2014		29,908	2,375	0.79	12.309648	1.58		2.42	12.700410	2.78		1.25
12/31/2013		15,516	1,262	0.64	12.118027	17.97		2.42	12.357278	14.79	‡	1.25
JNL/American Funds Growth Fund - Class A
12/31/2017		27,868	1,336	0.00	20.580325	26.29		1.25	22.153666	23.67	‡	0.00
12/31/2016		17,786	1,080	0.00	16.296136	7.68		1.25	16.618206	8.11		0.85
12/31/2015		14,176	929	0.57	15.134524	5.12		1.25	15.372191	5.54		0.85
12/31/2014		7,896	545	0.29	14.397508	6.64		1.25	14.565207	7.07		0.85
12/31/2013		3,384	250	0.19	13.500798	27.84		1.25	13.603532	10.03	‡	0.85
JNL/American Funds Growth-Income Fund - Class A
12/31/2017		312,996	14,627	0.00	19.294639	18.52		2.80	23.911582	18.56	‡	0.00
12/31/2016		221,610	12,445	0.00	16.279809	3.70	‡	2.80	18.539479	10.15		0.85
12/31/2015		169,248	10,413	0.79	15.365214	(1.44)		2.46	16.831668	0.16		0.85
12/31/2014		128,384	7,862	0.70	15.589418	7.51		2.46	16.804671	9.25		0.85
12/31/2013		82,480	5,490	0.82	14.500602	29.70		2.46	15.381271	22.13	‡	0.85
JNL/American Funds International Fund - Class A
12/31/2017		102,065	6,906	0.70	13.558378	28.27		2.60	16.539298	26.87	‡	0.00
12/31/2016		61,369	5,399	0.00	10.570100	0.46		2.60	11.873109	2.23		0.85
12/31/2015		53,202	4,760	0.88	10.521271	(7.28)		2.60	11.614360	(5.65)		0.85
12/31/2014		37,524	3,150	0.76	11.346974	(5.52)		2.60	12.309618	(4.74)	‡	0.85
12/31/2013		29,626	2,377	0.82	12.010254	18.00		2.60	12.733397	7.46	‡	1.00
JNL/American Funds Moderate Growth Allocation Fund - Class A
12/31/2017		119,720	8,393	0.00	13.537405	10.15	‡	2.42	15.528133	10.05	‡	0.00
12/31/2016		89,820	7,191	0.00	12.001707	4.81		2.40	12.660686	6.01		1.25
12/31/2015		64,398	5,454	1.28	11.451350	0.00	‡	2.40	11.942954	(1.39)		1.25
12/31/2014		40,269	3,354	1.03	11.769809	0.64	‡	2.32	12.111004	2.36	‡	1.25
12/31/2013		22,788	1,948	0.88	11.555447	12.63		2.31	11.742381	13.71		1.35

+	The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/American Funds Global Growth Fund - Class A - September 16, 2013.
*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/American Funds New World Fund - Class A
12/31/2017		65,835	4,889	0.32	11.378199	11.53	‡	3.75	14.821712	24.52	‡	0.30
12/31/2016		42,808	4,039	0.00	9.922050	2.27		2.56	10.862749	3.67		1.20
12/31/2015		37,690	3,677	0.87	9.701383	(6.01)		2.56	10.478207	(4.72)		1.20
12/31/2014		34,440	3,190	0.86	10.321385	(10.53)		2.56	10.997262	(9.31)		1.20
12/31/2013		29,110	2,436	0.57	11.536518	8.08		2.56	12.125908	9.56		1.20
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A
12/31/2017		40,566	2,457	0.61	14.378114	19.58		2.81	19.560512	21.01	‡	0.00
12/31/2016		32,788	2,402	0.31	12.023454	4.95		2.81	14.614115	7.02		0.85
12/31/2015		37,637	2,936	0.00	11.456501	(4.45)		2.81	13.655452	(2.56)		0.85
12/31/2014		31,023	2,352	0.08	11.989800	10.77		2.81	14.013717	0.11	‡	0.85
12/31/2013		11,686	990	0.18	10.824188	30.48		2.81	12.107867	32.60		1.20
JNL/AQR Managed Futures Strategy Fund - Class A
12/31/2017		11,307	1,123	0.00	9.291875	(3.55)		2.32	10.762580	(1.88)	‡	0.00
12/31/2016		13,526	1,313	4.15	9.634346	(10.66)		2.32	10.420820	(9.34)		0.85
12/31/2015		13,833	1,215	9.65	10.783332	(7.76)	‡	2.32	11.493821	1.33		0.85
12/31/2014		6,589	584	2.75	11.192544	7.73		1.25	11.343225	8.16		0.85
12/31/2013		5,106	489	4.80	10.389215	5.75		1.25	10.487045	6.18		0.85
JNL/AQR Risk Parity Fund - Class A
12/31/2017		2,047	179	3.03	11.320321	10.50		1.25	11.942984	11.37	‡	0.00
12/31/2016		1,973	191	0.00	10.244532	8.23		1.25	10.328920	8.50		1.00
12/31/2015		1,417	149	36.53	9.465401	(11.42)		1.25	9.519610	(11.20)		1.00
12/31/2014		1,064	99	0.00	10.686224	6.61		1.25	10.720593	6.88		1.00
12/31/2013	+	70	7	0.00	10.023693	(1.51)	‡	1.25	10.030855	(2.10)	‡	1.00
JNL/BlackRock Global Allocation Fund - Class A
12/31/2017		190,065	14,207	1.58	12.327659	10.96		2.56	14.829178	12.14	‡	0.00
12/31/2016		175,942	14,784	0.39	11.109566	1.35		2.56	12.355962	3.09		0.85
12/31/2015		170,802	14,721	2.12	10.961929	(3.84)		2.56	11.985592	(2.18)		0.85
12/31/2014		150,194	12,596	0.63	11.399499	(0.72)		2.56	12.252701	0.99		0.85
12/31/2013		112,382	9,465	0.63	11.482345	11.42		2.56	12.132492	9.10	‡	0.85
JNL/BlackRock Global Long Short Credit Fund - Class A
12/31/2017		3,381	332	1.48	10.087166	1.92		1.25	10.693306	2.66	‡	0.00
12/31/2016		3,494	350	2.79	9.896900	1.50		1.25	10.043266	1.90		0.85
12/31/2015		3,620	369	5.76	9.750850	(2.57)		1.25	9.855677	(2.18)		0.85
12/31/2014		2,205	220	0.00	10.008388	(0.07)		1.25	10.075604	(1.18)	‡	0.85
12/31/2013	+	775	77	0.00	10.015287	0.31	‡	1.25	10.032095	0.54	‡	1.00
JNL/BlackRock Global Natural Resources Fund - Class A
12/31/2017		50,474	6,047	0.92	7.013664	(5.82)		3.06	9.805772	(3.22)	‡	0.00
12/31/2016		57,142	6,565	0.78	7.447066	22.72		3.06	9.279231	25.46		0.85
12/31/2015		42,216	6,050	0.49	6.068285	(26.04)		3.06	7.396392	(24.39)		0.85
12/31/2014		47,648	5,144	0.00	8.205309	(16.83)		3.06	9.782508	(14.97)		0.85
12/31/2013		50,906	4,648	0.40	9.865909	6.21		3.06	11.505214	8.58		0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/AQR Risk Parity Fund - Class A - September 16, 2013; JNL/BlackRock Global Long Short Credit Fund - Class A - April 29, 2013.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/BlackRock Large Cap Select Growth Fund - Class A
12/31/2017		147,933	2,748	0.00	39.772544	29.75		2.95	68.467040	5.43	‡	0.55
12/31/2016		107,743	2,655	0.00	30.654047	(2.46)		2.95	44.764329	(0.75)		1.20
12/31/2015		63,323	1,572	0.00	31.428639	3.14		2.95	45.101406	4.97		1.20
12/31/2014		40,302	1,070	0.00	30.470480	5.72		2.95	42.967791	7.59		1.20
12/31/2013		32,979	957	0.03	28.821772	34.95		2.95	39.937760	37.33		1.20
JNL/Boston Partners Global Long Short Equity Fund - Class A
12/31/2017		2,008	181	0.00	11.011249	6.35		1.25	11.473191	7.16	‡	0.00
12/31/2016		1,700	163	0.00	10.353723	0.69		1.25	10.449005	1.10		0.85
12/31/2015		1,855	180	0.00	10.282456	4.67		1.25	10.335772	5.09		0.85
12/31/2014	+	273	28	0.00	9.823942	0.12	‡	1.25	9.835465	0.17	‡	0.85
JNL/Brookfield Global Infrastructure and MLP Fund - Class A
12/31/2017		73,462	4,876	1.84	14.146369	7.24		2.46	16.417453	8.64	‡	0.00
12/31/2016		66,179	4,761	2.60	13.191223	9.84		2.46	14.310153	11.63		0.85
12/31/2015		52,589	4,197	1.73	12.009328	(20.53)		2.46	12.818939	(19.24)		0.85
12/31/2014		67,480	4,326	0.72	15.111540	4.74		2.46	15.872384	6.44		0.85
12/31/2013		28,526	1,935	0.93	14.427859	20.43		2.46	14.912229	22.39		0.85
JNL/Causeway International Value Select Fund - Class A
12/31/2017		43,675	2,724	1.05	10.413248	23.85		3.67	21.562141	23.61	‡	0.00
12/31/2016		33,489	2,654	1.20	8.407950	(3.59)		3.67	13.901670	4.91	‡	1.00
12/31/2015		34,218	2,679	3.35	8.720820	(7.03)		3.67	13.793209	(4.61)		1.10
12/31/2014		31,174	2,322	2.01	9.379997	(13.76)		3.67	14.459347	(11.51)		1.10
12/31/2013		31,060	2,046	3.63	10.876593	17.10		3.67	16.340932	20.15		1.10
JNL/ClearBridge Large Cap Growth Fund - Class A
12/31/2017	+	572	53	0.00	10.780684	(0.99)	‡	2.46	10.850000	8.50	‡	0.00
JNL/Crescent High Income Fund - Class A
12/31/2017		4,357	404	2.16	10.629046	0.66	‡	2.31	11.049517	4.04	‡	0.00
12/31/2016	+	3,045	291	0.00	10.407317	3.70	‡	2.00	10.479592	4.80	‡	1.00
JNL/DFA Growth Allocation Fund - Class A
12/31/2017	+	2,240	204	6.46	10.969135	5.77	‡	1.90	11.036799	9.24	‡	1.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Boston Partners Global Long Short Equity Fund - Class A - September 15, 2014; JNL/ClearBridge Large Cap Growth Fund - Class A - September 25, 2017; JNL/Crescent High Income Fund - Class A - April 25, 2016; JNL/DFA Growth Allocation Fund - Class A - April 24, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/DFA Moderate Growth Allocation Fund - Class A
12/31/2017	+	5,190	481	4.69	10.751452	4.35	‡	1.90	10.817653	6.13	‡	1.00
JNL/DFA U.S. Core Equity Fund - Class A
12/31/2017		62,241	1,831	0.89	22.199175	16.17		3.45	46.223769	18.81	‡	0.00
12/31/2016		50,897	1,782	1.02	19.109916	10.17		3.45	32.354345	13.06		0.85
12/31/2015		38,576	1,523	0.92	17.346364	(5.41)		3.45	28.618220	(2.93)		0.85
12/31/2014		32,781	1,258	0.60	18.339006	6.10		3.45	29.480814	8.89		0.85
12/31/2013		20,880	877	1.00	17.283979	30.59		3.45	27.073038	15.09	‡	0.85
JNL/DFA U.S. Small Cap Fund - Class A
12/31/2017		3,955	212	0.22	18.427749	8.79		1.25	19.689788	12.47	‡	0.00
12/31/2016		2,898	170	0.17	16.938951	25.18		1.25	17.232673	25.68		0.85
12/31/2015		2,124	156	0.00	13.531821	(6.02)		1.25	13.711652	(5.64)		0.85
12/31/2014		2,493	172	0.00	14.398510	0.78		1.25	14.531633	7.80	‡	0.85
12/31/2013		1,029	72	1.03	14.286772	41.85		1.25	14.333220	42.21		1.00
JNL/DoubleLine Core Fixed Income Fund - Class A
12/31/2017		230,203	11,211	0.34	12.458107	1.27		4.00	27.541919	4.97	‡	0.00
12/31/2016		222,921	11,316	0.39	12.301830	(1.29)		4.00	22.265574	1.86		0.85
12/31/2015		224,766	11,614	2.88	12.462997	(3.53)		4.00	21.859627	(0.44)		0.85
12/31/2014		234,444	12,022	3.37	12.919306	(0.10)		4.00	21.957250	3.10		0.85
12/31/2013		241,408	12,715	1.18	12.932439	(5.92)		4.00	21.297973	(3.00)	‡	0.85
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A
12/31/2017		748	68	0.70	11.021847	5.97		1.25	11.255478	6.59	‡	0.00
12/31/2016	+	306	29	0.00	10.401099	3.77	‡	1.25	10.429403	(1.23)	‡	0.85
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A
12/31/2017		33,519	2,177	0.00	15.067825	6.75	‡	2.32	15.877021	18.56	‡	0.00
12/31/2016		3,608	280	1.34	12.863332	17.42		1.25	12.928069	17.89		0.85
12/31/2015	+	590	54	0.00	10.954685	3.11	‡	1.25	10.965968	(2.27)	‡	0.85
JNL/DoubleLine Total Return Fund - Class A
12/31/2017		76,368	7,026	2.84	10.349047	1.54		2.46	11.499566	4.06	‡	0.00
12/31/2016		61,539	5,815	1.88	10.192255	(0.42)		2.46	10.746292	1.19		0.85
12/31/2015		28,618	2,721	2.32	10.235384	(1.17)	‡	2.46	10.619877	0.83		0.85
12/31/2014		8,702	829	0.53	10.478404	5.17		1.25	10.532614	5.59		0.85
12/31/2013	+	463	46	0.00	9.963773	(0.80)	‡	1.25	9.975345	(1.62)	‡	0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/DFA Moderate Growth Allocation Fund - Class A - April 24, 2017; JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A - April 25, 2016; JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A - September 28, 2015; JNL/DoubleLine Total Return Fund - Class A - September 16, 2013.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A
12/31/2017		2,825	260	3.84	10.738783	3.84		1.25	11.384134	5.26	‡	0.00
12/31/2016		2,250	216	5.34	10.341168	5.14		1.25	10.494169	5.56		0.85
12/31/2015		1,374	139	6.87	9.835931	0.74		1.25	9.941726	(1.14)	‡	0.85
12/31/2014		904	92	0.00	9.763528	3.43		1.25	9.804489	3.68		1.00
12/31/2013	+	268	28	0.00	9.440133	(5.90)	‡	1.25	9.456052	(1.55)	‡	1.00
JNL/Epoch Global Shareholder Yield Fund - Class A
12/31/2017		3,731	238	5.03	15.484136	15.37		1.25	16.668414	15.50	‡	0.00
12/31/2016		3,417	252	3.62	13.421121	5.83		1.25	13.686724	6.26		0.85
12/31/2015		2,756	216	1.67	12.681527	(6.17)		1.25	12.880997	(5.79)		0.85
12/31/2014		2,947	217	0.00	13.515080	4.74		1.25	13.672846	(2.03)	‡	0.85
12/31/2013		1,954	151	5.38	12.903844	19.27	‡	1.25	12.965454	22.10		1.00
JNL/FAMCO Flex Core Covered Call Fund - Class A
12/31/2017		12,381	894	1.77	13.247449	2.47	‡	1.80	14.731444	10.20	‡	0.00
12/31/2016		10,560	842	2.74	12.414316	6.75		1.25	12.659853	7.18		0.85
12/31/2015		11,651	994	1.99	11.629381	(4.41)		1.25	11.812166	(4.03)		0.85
12/31/2014		8,762	716	0.03	12.166246	7.49		1.25	12.308118	7.92		0.85
12/31/2013		4,697	413	2.12	11.319004	11.31		1.25	11.405273	3.60	‡	0.85
JNL/FPA + DoubleLine Flexible Allocation Fund - Class A
12/31/2017		85,057	6,261	0.94	11.291199	3.50	‡	3.75	15.389613	10.11	‡	0.00
12/31/2016		85,557	6,899	1.08	11.301545	0.81		2.81	13.028217	2.80		0.85
12/31/2015		98,690	8,128	0.68	11.211279	(11.67)		2.81	12.673972	(9.92)		0.85
12/31/2014		125,833	9,277	1.10	12.692315	(6.70)		2.81	14.069742	(4.85)		0.85
12/31/2013		122,561	8,545	1.41	13.603059	20.23		2.81	14.786626	17.48	‡	0.85
JNL/Franklin Templeton Founding Strategy Fund - Class A
12/31/2017		88,605	6,533	0.00	11.639981	8.55		2.92	15.507721	9.95	‡	0.30
12/31/2016		84,938	6,907	0.00	10.722914	10.17		2.92	12.724823	12.08		1.20
12/31/2015		85,001	7,726	1.57	9.732670	(8.89)		2.92	11.353265	(7.31)		1.20
12/31/2014		97,523	8,199	1.66	10.682032	(0.29)		2.92	12.248203	1.44		1.20
12/31/2013		90,996	7,741	2.00	10.712698	20.40		2.92	12.073890	22.49		1.20
JNL/Franklin Templeton Global Fund - Class A
12/31/2017		34,274	2,721	1.65	10.789212	14.19		2.92	14.374366	14.97	‡	0.30
12/31/2016		30,074	2,769	2.07	9.448472	7.41		2.92	11.212542	9.27		1.20
12/31/2015		28,795	2,894	2.34	8.796670	(9.12)		2.92	10.261495	(7.54)		1.20
12/31/2014		29,405	2,724	0.79	9.679582	(5.17)		2.92	11.098860	(3.53)		1.20
12/31/2013		26,200	2,335	1.30	10.207749	26.60		2.92	11.504855	28.80		1.20
JNL/Franklin Templeton Global Multisector Bond Fund - Class A
12/31/2017		43,426	3,748	0.00	10.790229	0.96		2.56	12.597651	4.38	‡	0.00
12/31/2016		41,352	3,652	0.03	10.687553	3.95	‡	2.56	11.651996	2.94		0.85
12/31/2015		42,800	3,871	8.68	10.604347	(6.48)		2.46	11.319229	(4.96)		0.85
12/31/2014		40,309	3,448	3.98	11.338854	(2.87)		2.46	11.909819	(1.29)		0.85
12/31/2013		28,988	2,435	2.78	11.673816	1.01		2.46	12.065777	0.31	‡	0.85

+		The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A - April 29, 2013.
*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Franklin Templeton Income Fund - Class A
12/31/2017		164,243	10,530	3.81	12.946994	6.63		3.06	18.499963	9.06	‡	0.00
12/31/2016		156,295	10,878	4.70	12.142364	10.69		3.06	15.369419	13.15		0.85
12/31/2015		141,626	11,093	4.18	10.969979	(10.15)		3.06	13.582740	(8.15)		0.85
12/31/2014		153,053	10,958	3.41	12.209732	0.08		3.06	14.787315	2.28	‡	0.85
12/31/2013		115,313	8,409	4.10	12.200544	10.64		3.06	14.287741	5.52	‡	1.00
JNL/Franklin Templeton International Small Cap Growth Fund - Class A
12/31/2017		48,550	3,791	1.04	11.371646	28.84		2.65	14.842893	29.06	‡	0.00
12/31/2016		31,695	3,235	1.53	8.826096	(3.74)		2.65	10.387134	(2.01)		0.85
12/31/2015		31,890	3,176	0.92	9.169448	1.10		2.65	10.599748	2.93		0.85
12/31/2014		24,693	2,519	0.89	9.069887	(11.79)		2.65	10.298121	(10.19)		0.85
12/31/2013		20,155	1,837	1.01	10.281784	28.95		2.65	11.466446	3.01	‡	0.85
JNL/Franklin Templeton Mutual Shares Fund - Class A
12/31/2017		49,101	3,557	2.95	12.306247	5.38		2.56	15.761278	6.48	‡	0.30
12/31/2016		47,838	3,696	2.47	11.677618	12.76		2.56	13.370309	14.30		1.20
12/31/2015		43,430	3,826	3.38	10.355809	(7.07)		2.56	11.697168	(5.80)		1.20
12/31/2014		45,492	3,766	0.79	11.144236	4.59		2.56	12.417678	6.02		1.20
12/31/2013		40,022	3,499	0.92	10.655559	25.05		2.56	11.712767	26.76		1.20
JNL/Goldman Sachs Core Plus Bond Fund - Class A
12/31/2017		65,292	2,568	2.05	17.059743	(0.31)		3.30	33.638281	2.56	‡	0.30
12/31/2016		62,752	2,512	2.51	17.113297	(1.21)		3.30	27.545372	0.98		1.10
12/31/2015		60,732	2,456	1.98	17.322827	(2.87)		3.30	27.277521	(0.71)		1.10
12/31/2014		59,549	2,382	2.33	17.834916	1.97		3.30	27.472760	4.24		1.10
12/31/2013		44,744	1,862	3.03	17.489665	(4.26)		3.30	26.354655	(2.13)		1.10
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A
12/31/2017		10,787	801	0.00	11.755693	11.92		2.81	15.236782	13.96	‡	0.00
12/31/2016		9,547	808	0.00	10.503728	6.04		2.81	12.342607	8.13		0.85
12/31/2015		9,817	896	0.00	9.905667	(14.76)		2.81	11.414527	(13.07)		0.85
12/31/2014		12,850	1,017	1.68	11.621173	(7.58)		2.81	13.131425	(5.75)		0.85
12/31/2013		15,020	1,116	7.64	12.573658	(10.39)		2.81	13.931926	(8.62)		0.85
JNL/GQG Emerging Markets Equity Fund - Class A
12/31/2017	+	24	2	0.00	10.475920	3.04	‡	1.25	10.510000	5.10	‡	0.00
JNL/Harris Oakmark Global Equity Fund - Class A
12/31/2017		29,555	2,495	0.05	11.460438	1.44	‡	2.46	12.240438	18.42	‡	0.00
12/31/2016		1,169	119	1.00	9.756741	11.06		1.25	9.822317	11.50		0.85
12/31/2015	+	883	100	0.00	8.785144	(12.10)	‡	1.25	8.808979	4.24	‡	0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/GQG Emerging Markets Equity Fund - Class A - September 25, 2017; JNL/Harris Oakmark Global Equity Fund - Class A - April 27, 2015.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Invesco China-India Fund - Class A
12/31/2017		57,110	5,446	0.28	9.193877	48.11		2.81	12.202336	45.78	‡	0.00
12/31/2016		34,000	4,875	1.02	6.207293	(6.07)		2.81	7.415794	(4.22)		0.85
12/31/2015		28,450	3,887	0.90	6.608352	(7.67)		2.81	7.742140	(16.76)	‡	0.85
12/31/2014		32,124	4,120	0.93	7.156934	8.31		2.81	8.135595	10.29		1.00
12/31/2013		25,156	3,537	0.90	6.607529	(5.05)		2.81	7.376329	(3.32)		1.00
JNL/Invesco Diversified Dividend Fund - Class A
12/31/2017	+	621	60	0.00	10.281666	2.60	‡	1.80	10.330000	3.30	‡	0.00
JNL/Invesco Global Real Estate Fund - Class A
12/31/2017		83,511	4,673	3.12	14.602943	6.88		3.06	21.512721	9.50	‡	0.00
12/31/2016		78,480	4,775	2.04	13.663010	(0.65)		3.06	17.679823	1.56		0.85
12/31/2015		72,203	4,444	2.88	13.753062	(3.95)		3.06	17.408382	(1.80)		0.85
12/31/2014		63,128	3,799	1.32	14.318392	11.56		3.06	17.727799	14.05		0.85
12/31/2013		44,391	3,035	3.41	12.834530	(0.33)		3.06	15.543283	1.89		0.85
JNL/Invesco International Growth Fund - Class A
12/31/2017		74,247	3,222	1.45	16.015970	19.49		3.06	32.015525	20.51	‡	0.00
12/31/2016		58,020	3,076	1.81	13.403170	(4.16)		3.06	21.620099	(2.03)		0.85
12/31/2015		49,732	2,574	1.89	13.985391	(4.98)		3.06	22.067470	(2.86)		0.85
12/31/2014		43,849	2,213	1.13	14.718224	(2.78)		3.06	22.716170	(0.61)		0.85
12/31/2013		33,600	1,687	1.14	15.139828	15.39		3.06	22.856138	2.83	‡	0.85
JNL/Invesco Mid Cap Value Fund - Class A
12/31/2017		32,810	1,103	1.25	19.722001	5.85		3.62	38.097669	8.88	‡	0.30
12/31/2016		29,082	1,060	0.44	18.632539	11.28		3.62	29.951107	14.11		1.10
12/31/2015		24,976	1,038	0.35	16.744112	(12.31)		3.62	26.247502	(10.07)		1.10
12/31/2014		25,894	966	0.21	19.094955	5.37		3.62	29.187687	8.06		1.10
12/31/2013		23,526	947	0.20	18.122302	26.25		3.62	27.011558	29.47		1.10
JNL/Invesco Small Cap Growth Fund - Class A
12/31/2017		126,619	3,781	0.00	23.668301	20.56		3.60	42.360544	23.28	‡	0.00
12/31/2016		91,053	3,355	0.00	19.632318	7.58		3.60	29.794995	10.57		0.85
12/31/2015		77,052	3,131	0.00	18.249863	(5.27)		3.60	26.947593	(2.63)		0.85
12/31/2014		53,056	2,095	0.00	19.264517	4.17		3.60	27.674168	7.08	‡	0.85
12/31/2013		31,745	1,338	0.13	18.493104	34.75		3.60	25.378300	38.30		1.00
JNL/JPMorgan MidCap Growth Fund - Class A
12/31/2017		93,417	1,841	0.00	36.817745	25.69		2.92	71.297436	26.00	‡	0.00
12/31/2016		67,715	1,715	0.00	29.293110	(2.37)		2.92	45.841372	(0.33)		0.85
12/31/2015		73,189	1,850	0.00	30.003755	0.05		2.92	45.994072	2.14		0.85
12/31/2014		50,238	1,311	0.00	29.989944	7.99		2.92	45.030983	10.25		0.85
12/31/2013		30,656	900	0.18	27.770029	37.95		2.92	40.843386	15.37	‡	0.85

+		The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Invesco Diversified Dividend Fund - Class A - September 25, 2017.
*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A
12/31/2017		59,269	2,838	2.66	11.630467	(1.50)		4.00	28.753382	2.43	‡	0.00
12/31/2016		57,407	2,813	1.75	11.807770	(2.52)		4.00	23.337033	0.59		0.85
12/31/2015		48,575	2,424	2.31	12.113161	(3.48)		4.00	23.200167	(1.04)	‡	0.85
12/31/2014		38,737	1,926	3.12	12.550201	1.27		4.00	22.615493	1.76	‡	1.00
12/31/2013		34,446	1,782	3.23	12.393151	(7.30)		4.00	20.880817	(4.66)		1.20
JNL/Lazard Emerging Markets Fund - Class A
12/31/2017		33,532	2,209	1.25	12.455435	24.73		3.06	17.797696	25.27	‡	0.00
12/31/2016		28,329	2,381	2.22	9.985586	15.70		3.06	12.639572	18.27		0.85
12/31/2015		25,690	2,549	3.05	8.630951	(21.14)		3.06	10.686731	(19.38)		0.85
12/31/2014		33,154	2,646	1.63	10.944539	(8.11)		3.06	13.255177	(6.06)		0.85
12/31/2013		38,741	2,894	1.39	11.910786	(4.08)		3.06	14.110089	0.01	‡	0.85
JNL/Lazard International Strategic Equity Fund - Class A
12/31/2017		3,897	281	2.22	13.707598	26.70		1.25	14.531369	25.91	‡	0.00
12/31/2016		3,620	332	1.29	10.819103	(6.30)		1.25	10.979192	(5.93)		0.85
12/31/2015		3,036	262	1.01	11.546871	3.11		1.25	11.671070	(7.68)	‡	0.85
12/31/2014		892	79	0.00	11.198173	(2.65)		1.25	11.245149	(2.40)		1.00
12/31/2013	+	278	24	0.00	11.502659	15.57	‡	1.25	11.522068	22.24	‡	1.00
JNL/MC 10 x 10 Fund - Class A
12/31/2017		44,741	2,869	0.00	14.082501	13.39		2.47	18.327162	13.08	‡	0.00
12/31/2016		42,545	3,127	0.00	12.419455	9.33		2.47	14.041155	10.72		1.20
12/31/2015		39,426	3,199	1.98	11.359999	(4.65)		2.47	12.681715	(3.43)		1.20
12/31/2014		43,036	3,363	1.78	11.913933	5.62		2.47	13.132237	6.97		1.20
12/31/2013		41,074	3,423	2.04	11.280317	24.59		2.47	12.276911	14.58	‡	1.20
JNL/MC Bond Index Fund - Class A
12/31/2017		65,798	4,558	1.98	9.824613	(0.83)		3.82	18.070880	2.93	‡	0.00
12/31/2016		58,290	4,126	0.83	9.907125	(1.89)		3.82	15.446324	1.06		0.85
12/31/2015		48,479	3,478	2.05	10.098181	(3.87)		3.82	15.284682	(1.14)	‡	0.85
12/31/2014		40,787	2,888	3.42	10.504440	1.66		3.82	15.136551	4.56		1.00
12/31/2013		32,592	2,413	2.15	10.333287	(6.38)		3.82	14.475854	(3.70)		1.00
JNL/MC Consumer Discretionary Sector Fund - Class A
12/31/2017		73,245	2,516	1.17	19.614289	17.80		3.60	38.124278	18.85	‡	0.00
12/31/2016		54,713	2,266	0.69	16.650363	2.42		3.60	26.906301	5.26		0.85
12/31/2015		60,047	2,622	0.53	16.257361	2.16		3.60	25.561759	5.00		0.85
12/31/2014		30,112	1,375	0.57	15.914213	6.90		3.60	24.344656	9.87		0.85
12/31/2013		27,063	1,353	0.68	14.887088	36.12		3.60	22.156773	12.21	‡	0.85
JNL/MC Consumer Staples Sector Fund - Class A
12/31/2017	+	557	53	0.00	10.557629	4.30	‡	1.90	10.610000	6.10	‡	0.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Lazard International Strategic Equity Fund - Class A - April 29, 2013; JNL/MC Consumer Staples Sector Fund - Class A - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/MC DowSM Index Fund - Class A
12/31/2017	+	7,846	371	0.00	17.543987	15.08	‡	2.46	27.660000	21.90	‡	0.00
JNL/MC Emerging Markets Index Fund - Class A
12/31/2017		86,978	7,629	0.97	10.701253	32.81		2.46	12.506282	30.86	‡	0.00
12/31/2016		44,587	5,253	1.92	8.057410	7.42		2.46	8.780561	9.16		0.85
12/31/2015		30,412	3,889	1.70	7.500752	(17.35)		2.46	8.043708	(16.01)		0.85
12/31/2014		27,610	2,947	1.30	9.075531	(6.03)		2.46	9.577076	(4.50)		0.85
12/31/2013		16,399	1,661	0.82	9.657680	(6.49)		2.46	10.028636	(4.73)	‡	0.85
JNL/MC Energy Sector Fund - Class A
12/31/2017		110,228	3,381	2.20	21.453373	5.46	‡	3.75	42.944881	(1.87)	‡	0.00
12/31/2016		111,069	3,266	2.00	23.275798	22.64		3.67	38.127356	26.14		0.85
12/31/2015		73,657	2,726	1.63	18.978638	(26.02)		3.67	30.226149	(23.91)		0.85
12/31/2014		71,624	2,012	1.24	25.654937	(13.59)		3.67	39.722883	(11.11)		0.85
12/31/2013		62,863	1,567	1.25	29.688434	20.83		3.67	44.689859	6.46	‡	0.85
JNL/MC European 30 Fund - Class A
12/31/2017		36,009	2,186	3.07	14.511059	20.33		2.80	18.792181	21.79	‡	0.00
12/31/2016		25,997	1,928	3.18	12.059427	(4.54)		2.80	14.160391	(2.66)		0.85
12/31/2015		31,683	2,279	1.99	12.632821	(4.65)		2.80	14.547985	(2.78)		0.85
12/31/2014		13,852	963	1.38	13.249537	(6.07)		2.80	14.963539	(11.61)	‡	0.85
12/31/2013		5,020	333	1.14	14.105397	3.12	‡	2.80	15.500182	23.00	‡	1.00
JNL/MC Financial Sector Fund - Class A
12/31/2017		113,825	6,790	0.96	10.998874	14.76	‡	3.75	22.017463	19.91	‡	0.00
12/31/2016		80,812	5,684	1.58	10.730800	20.32		3.10	15.901007	23.05		0.85
12/31/2015		52,080	4,502	1.19	8.918358	(4.14)		3.10	12.922062	(1.96)		0.85
12/31/2014		39,790	3,361	0.93	9.303494	9.61		3.10	13.180174	12.10		0.85
12/31/2013		33,962	3,234	0.92	8.487959	29.28		3.10	11.757276	5.19	‡	0.85
JNL/MC Healthcare Sector Fund - Class A
12/31/2017		240,877	7,827	0.88	20.666885	18.28		3.62	40.357668	20.49	‡	0.00
12/31/2016		191,888	7,553	1.81	17.472134	(7.23)		3.62	28.358986	(4.63)		0.85
12/31/2015		210,768	7,893	0.45	18.834232	2.79		3.62	29.736848	5.67		0.85
12/31/2014		132,507	5,236	0.58	18.323653	20.69		3.62	28.140272	24.08		0.85
12/31/2013		64,183	3,136	0.79	15.182719	35.88		3.62	22.679603	4.14	‡	0.85
JNL/MC Index 5 Fund - Class A
12/31/2017		89,323	5,603	0.00	14.094008	12.24		2.70	18.787723	14.40	‡	0.00
12/31/2016		82,231	5,868	0.00	12.556808	8.95		2.70	15.008102	6.13	‡	0.85
12/31/2015		71,785	5,654	1.80	11.525579	(4.09)		2.70	13.349777	(2.45)		1.00
12/31/2014		69,791	5,342	1.42	12.016786	2.50		2.70	13.684791	2.01	‡	1.00
12/31/2013		65,059	5,170	1.56	11.723567	20.45		2.70	12.824234	22.08		1.35

+		The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/MC DowSM Index Fund - Class A - April 24, 2017.
*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/MC Industrials Sector Fund - Class A
12/31/2017	+	453	43	0.00	10.621508	4.89	‡	1.75	10.670000	6.70	‡	0.00
JNL/MC Information Technology Sector Fund - Class A
12/31/2017		194,490	11,446	0.62	12.682697	32.16		3.10	22.493419	31.97	‡	0.00
12/31/2016		124,001	9,848	0.71	9.596232	9.85		3.10	14.219481	12.34		0.85
12/31/2015		105,648	9,382	0.61	8.736021	1.22		3.10	12.657594	3.52		0.85
12/31/2014		72,883	6,681	0.69	8.630642	16.93		3.10	12.226668	19.59	‡	0.85
12/31/2013		46,277	5,053	0.73	7.381020	22.33		3.10	10.003673	24.93		1.00
JNL/MC International Index Fund - Class A
12/31/2017		114,681	5,615	2.94	14.043753	20.36		3.82	25.833624	21.43	‡	0.00
12/31/2016		78,742	4,761	0.25	11.668216	(2.97)		3.82	18.193618	(0.05)		0.85
12/31/2015		73,405	4,422	2.37	12.024823	(4.79)		3.82	18.202432	(1.92)		0.85
12/31/2014		61,638	3,631	3.52	12.630226	(9.60)		3.82	18.559333	(6.88)		0.85
12/31/2013		49,446	2,705	2.53	13.972251	16.88		3.82	19.930516	16.38	‡	0.85
JNL/MC JNL 5 Fund - Class A
12/31/2017		261,302	12,216	2.13	16.853040	13.08		3.36	26.292066	14.74	‡	0.00
12/31/2016		231,269	12,479	2.47	14.903776	8.48		3.36	19.413605	10.84		1.20
12/31/2015		239,192	14,272	2.63	13.738420	(6.22)		3.36	17.514230	(4.17)		1.20
12/31/2014		250,441	14,279	2.03	14.649591	7.65		3.36	18.276810	10.00		1.20
12/31/2013		262,164	16,407	2.59	13.609160	27.33		3.36	16.615938	30.11		1.20
JNL/MC Materials Sector Fund - Class A
12/31/2017	+	641	60	0.00	10.624547	3.85	‡	2.00	10.680000	6.80	‡	0.00
JNL/MC MSCI KLD 400 Social Index Fund - Class A
12/31/2017	+	706	63	1.18	11.132987	4.47	‡	2.17	11.222536	11.39	‡	1.00
JNL/MC MSCI World Index Fund - Class A
12/31/2017	+	771	35	0.00	20.453925	9.50	‡	1.80	28.540000	15.69	‡	0.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/MC Industrials Sector Fund - Class A - September 25, 2017; JNL/MC Materials Sector Fund - Class A - September 25, 2017; JNL/MC MSCI KLD 400 Social Index Fund - Class A - April 24, 2017; JNL/MC MSCI World Index Fund - Class A - April 24, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/MC Nasdaq 100 Index Fund - Class A
12/31/2017		120,499	4,002	0.34	25.050105	28.43		2.82	36.384038	26.92	‡	0.00
12/31/2016		62,959	2,740	0.99	19.505068	4.94		2.82	24.822033	7.03		0.85
12/31/2015		50,366	2,333	0.56	18.586349	(1.39)		2.82	23.192699	0.58		0.85
12/31/2014		44,616	2,080	0.23	18.847701	15.14		2.82	23.060016	17.43		0.85
12/31/2013		19,932	1,086	0.88	16.368926	37.18		2.82	19.636541	13.84	‡	0.85
JNL/MC Pacific Rim 30 Fund - Class A
12/31/2017		22,205	1,036	3.31	18.882333	19.88		2.77	24.383425	20.15	‡	0.00
12/31/2016		16,273	927	2.01	15.750841	6.62		2.77	18.447751	8.68		0.85
12/31/2015		16,987	1,046	2.35	14.773234	2.10		2.77	16.974580	4.08		0.85
12/31/2014		8,811	562	2.56	14.469323	0.39		2.77	16.309206	(8.95)	‡	0.85
12/31/2013		6,356	414	3.78	14.412854	9.58		2.77	15.811938	11.54		1.00
JNL/MC Real Estate Sector Fund - Class A
12/31/2017	+	1,160	114	0.00	10.168484	2.52	‡	2.32	10.230000	2.30	‡	0.00
JNL/MC S&P 1500 Growth Index Fund - Class A
12/31/2017	+	677	63	0.00	10.682845	1.70	‡	2.05	10.740000	7.40	‡	0.00
JNL/MC S&P 1500 Value Index Fund - Class A
12/31/2017	+	972	91	0.00	10.654052	4.69	‡	1.65	10.700000	7.00	‡	0.00
JNL/MC S&P 24 Fund - Class A
12/31/2017	#	—	—	1.38	12.785648	1.27		2.70	16.629122	2.17	‡	0.30
12/31/2016		26,775	1,874	1.06	12.624733	0.07		2.70	15.128682	1.78		1.00
12/31/2015		29,558	2,098	1.63	12.615395	(10.73)		2.70	14.864081	(9.30)	‡	1.00
12/31/2014		5,163	331	0.87	14.132220	2.38		2.70	16.087525	3.93		1.20
12/31/2013		3,874	257	0.97	13.803245	36.77		2.70	15.479858	8.15	‡	1.20
JNL/MC S&P 400 MidCap Index Fund - Class A
12/31/2017		204,964	5,987	0.99	23.502232	11.34		3.82	43.233329	14.60	‡	0.00
12/31/2016		161,716	5,405	0.17	21.107709	15.63		3.82	32.912709	19.11		0.85
12/31/2015		112,335	4,454	0.98	18.254028	(6.33)		3.82	27.632298	(3.51)		0.85
12/31/2014		91,315	3,482	0.93	19.488282	5.14		3.82	28.637327	8.31	‡	0.85
12/31/2013		75,340	3,105	0.93	18.535898	28.01		3.82	25.970550	31.67		1.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/MC Real Estate Sector Fund - Class A - September 25, 2017; JNL/MC S&P 1500 Growth Index Fund - Class A - September 25, 2017; JNL/MC S&P 1500 Value Index Fund - Class A - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
#
The period is from January 1, 2017 through April 24, 2017 the date the Fund was acquired. The respective acquisitions can be found in Note 1 in the Notes to Financial Statements. Unit values disclosed are as of April 21, 2017.

‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/MC S&P 500 Index Fund - Class A
12/31/2017		567,214	24,338	1.40	16.000802	16.63		3.82	29.433621	19.37	‡	0.00
12/31/2016		395,433	20,328	0.13	13.718790	7.21		3.82	21.390969	10.43		0.85
12/31/2015		306,397	17,304	1.51	12.796770	(2.91)		3.82	19.370958	0.02		0.85
12/31/2014		259,697	14,604	1.37	13.180009	8.83		3.82	19.367215	12.11	‡	0.85
12/31/2013		205,436	12,934	1.35	12.110445	26.71		3.82	16.967550	30.33		1.00
JNL/MC S&P SMid 60 Fund - Class A
12/31/2017		30,497	1,570	0.65	16.753026	(4.91)		2.80	22.583860	(1.90)	‡	0.00
12/31/2016		39,457	1,968	0.96	17.617522	30.70		2.80	21.271877	19.71	‡	0.85
12/31/2015		15,746	1,042	2.61	13.479578	(7.68)		2.80	15.756157	(6.00)		1.00
12/31/2014		18,732	1,168	0.64	14.600272	0.64		2.80	16.761660	2.47		1.00
12/31/2013		13,174	837	1.74	14.507118	33.11		2.80	16.357605	35.54		1.00
JNL/MC Small Cap Index Fund - Class A
12/31/2017		152,687	5,131	0.85	20.408776	8.61		3.82	37.542339	14.20	‡	0.00
12/31/2016		123,370	4,625	0.50	18.790090	21.16		3.82	29.298551	24.81		0.85
12/31/2015		88,288	4,112	0.67	15.508081	(8.14)		3.82	23.475290	(5.37)		0.85
12/31/2014		74,714	3,286	1.00	16.881594	0.73		3.82	24.806591	3.77		0.85
12/31/2013		72,482	3,306	1.27	16.759446	33.25		3.82	23.906405	28.62	‡	0.85
JNL/MC Telecommunications Sector Fund - Class A
12/31/2017		11,815	1,208	3.33	6.411690	(1.89)	‡	3.75	12.834789	2.12	‡	0.00
12/31/2016		13,656	1,421	2.73	7.256261	19.84		3.06	10.682603	22.51		0.85
12/31/2015		11,240	1,447	3.61	6.054948	(0.37)		3.06	8.719714	1.86		0.85
12/31/2014		12,293	1,608	2.93	6.077288	2.34		3.06	8.560594	1.89	‡	0.85
12/31/2013		9,606	1,311	2.43	5.938096	17.37		3.06	8.005423	19.81		1.00
JNL/MC Utilities Sector Fund - Class A
12/31/2017		5,003	352	2.42	14.098546	10.23		1.25	14.944341	11.62	‡	0.00
12/31/2016		4,477	348	1.95	12.789734	15.36		1.25	12.977709	15.82		0.85
12/31/2015		3,031	272	1.33	11.086493	(6.58)		1.25	11.204632	(6.21)		0.85
12/31/2014		3,141	264	0.00	11.867462	24.63		1.25	11.946040	13.01	‡	0.85
12/31/2013	+	271	28	5.42	9.521931	(2.91)	‡	1.25	9.537029	(3.95)	‡	1.00
JNL/MFS Mid Cap Value Fund - Class A
12/31/2017		81,851	3,584	1.27	18.776022	9.63		3.06	26.629825	11.07	‡	0.30
12/31/2016		73,927	3,613	0.00	17.127479	10.17		3.06	21.651742	12.40	‡	1.05
12/31/2015		65,900	3,608	0.61	15.546390	(11.70)		3.06	18.957723	(10.04)		1.20
12/31/2014		64,650	3,178	0.89	17.606617	9.72		3.06	21.074348	11.78		1.20
12/31/2013		42,939	2,353	0.42	16.046163	28.73		3.06	18.852593	31.15		1.20
JNL/MMRS Conservative Fund - Class A
12/31/2017		19,664	1,731	0.00	11.280288	9.42		1.25	11.810000	9.76	‡	0.00
12/31/2016		18,985	1,832	0.00	10.309578	2.71		1.25	10.420265	(1.80)	‡	0.85
12/31/2015		19,204	1,907	0.00	10.037407	(3.50)		1.25	10.079561	(3.26)		1.00
12/31/2014	+	1,848	178	0.00	10.401642	3.05	‡	1.25	10.419247	3.10	‡	1.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/MC Utilities Sector Fund - Class A - April 29, 2013; JNL/MMRS Conservative Fund - Class A - April 28, 2014.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/MMRS Growth Fund - Class A
12/31/2017		1,721	146	0.00	11.719664	19.86		1.25	12.270000	19.13	‡	0.00
12/31/2016		1,395	142	0.00	9.777668	1.37		1.25	9.843266	1.62		1.00
12/31/2015		1,231	127	0.00	9.645712	(6.82)		1.25	9.686243	(6.59)		1.00
12/31/2014	+	168	16	0.00	10.352069	(0.37)	‡	1.25	10.369613	1.45	‡	1.00
JNL/MMRS Moderate Fund - Class A
12/31/2017		8,765	766	0.00	11.356712	14.12		1.25	11.890000	14.11	‡	0.00
12/31/2016		8,039	804	0.00	9.951757	1.83		1.25	10.058757	2.24		0.85
12/31/2015		7,804	796	0.00	9.773015	(5.77)		1.25	9.838769	(6.95)	‡	0.85
12/31/2014	+	680	66	0.00	10.371899	0.21	‡	1.25	10.389448	2.60	‡	1.00
JNL/Morgan Stanley Mid Cap Growth Fund - Class A
12/31/2017	#	—	—	0.00	11.665282	12.99		2.45	12.981803	6.62	‡	0.30
12/31/2016		8,854	822	0.00	10.324367	(10.23)		2.45	10.944442	(9.10)		1.20
12/31/2015		10,796	909	0.00	11.500987	(6.64)		2.45	12.040674	(8.14)	‡	1.20
12/31/2014		7,084	562	0.00	12.318387	(2.81)		2.45	12.685568	(1.73)		1.35
12/31/2013		3,787	294	0.00	12.674195	34.40		2.45	12.909203	35.88		1.35
JNL/Neuberger Berman Currency Fund - Class A
12/31/2017		753	76	0.00	9.825031	0.99		1.25	10.498059	2.04	‡	0.00
12/31/2016		857	87	2.24	9.728964	(2.82)		1.25	9.834163	(2.58)		1.00
12/31/2015		736	73	1.84	10.011404	0.62		1.25	10.094468	0.88		1.00
12/31/2014		744	74	0.00	9.949288	2.08		1.25	10.006806	2.34		1.00
12/31/2013		622	64	1.42	9.746259	(3.13)		1.25	9.778111	(2.89)		1.00
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class A
12/31/2017		582	87	19.42	6.595344	5.07		1.25	6.904902	3.52	‡	0.00
12/31/2016		491	78	0.00	6.276822	10.51		1.25	6.344154	10.95		0.85
12/31/2015		434	76	0.00	5.679845	(26.00)		1.25	5.717924	0.15	‡	0.85
12/31/2014	+	126	16	0.00	7.675001	(22.03)	‡	1.25	7.687721	(22.75)	‡	1.00
JNL/Neuberger Berman Strategic Income Fund - Class A
12/31/2017		47,868	4,214	3.06	10.816984	4.33		2.32	12.335934	6.27	‡	0.00
12/31/2016		37,706	3,505	3.25	10.368167	3.49		2.32	11.026433	2.00	‡	1.00
12/31/2015		33,382	3,237	1.33	10.018393	(3.50)		2.32	10.438491	(2.42)		1.20
12/31/2014		30,886	2,914	1.03	10.381966	2.49		2.32	10.696824	3.65	‡	1.20
12/31/2013		10,544	1,028	0.23	10.130188	(2.89)	‡	2.32	10.311970	1.46	‡	1.25
JNL/Nicholas Convertible Arbitrage Fund - Class A
12/31/2017		7,403	712	3.89	10.267861	3.65		1.25	11.052842	4.43	‡	0.00
12/31/2016		8,030	803	0.47	9.906424	2.18		1.25	10.102616	2.59		0.85
12/31/2015		9,104	932	1.17	9.695055	(4.16)		1.25	9.847698	(3.78)		0.85
12/31/2014		6,133	603	0.94	10.116375	(2.30)		1.25	10.234637	(1.91)		0.85
12/31/2013		3,463	333	0.01	10.354499	2.06		1.25	10.433734	2.47		0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/MMRS Growth Fund - Class A - April 28, 2014; JNL/MMRS Moderate Fund - Class A - April 28, 2014; JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class A - April 28, 2014.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
#
The period is from January 1, 2017 through April 24, 2017 the date the Fund was acquired. The respective acquisitions can be found in Note 1 in the Notes to Financial Statements. Unit values disclosed are as of April 21, 2017.

‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A
12/31/2017		1,952	168	0.08	11.545594	39.53		1.25	11.938027	36.59	‡	0.00
12/31/2016		632	76	0.00	8.274732	(1.70)		1.25	8.330418	(1.31)		0.85
12/31/2015	+	343	41	0.00	8.418188	(13.17)	‡	1.25	8.441103	(12.50)	‡	0.85
JNL/Oppenheimer Global Growth Fund - Class A
12/31/2017		142,339	5,665	0.80	18.656154	31.74		3.30	30.756465	31.09	‡	0.30
12/31/2016		93,710	5,015	0.62	14.161051	(3.14)		3.30	19.989266	(0.99)		1.10
12/31/2015		83,341	4,415	0.92	14.620129	0.43		3.30	20.189406	2.66		1.10
12/31/2014		56,345	3,057	0.59	14.557493	(1.40)		3.30	19.665443	0.79		1.10
12/31/2013		47,210	2,571	1.01	14.764434	22.14		3.30	19.510969	24.86		1.10
JNL/PIMCO Credit Income Fund - Class A
12/31/2017		23,680	2,029	2.01	11.090074	0.01	‡	2.32	12.716528	6.50	‡	0.00
12/31/2016		11,667	1,051	1.29	10.693574	(1.09)	‡	2.16	11.402639	5.44		0.85
12/31/2015		4,737	441	2.27	10.331816	(1.35)	‡	2.02	10.814407	(1.78)		0.85
12/31/2014		2,599	237	0.06	10.884006	6.28		1.25	11.010872	6.70		0.85
12/31/2013		1,124	109	1.99	10.241175	(2.92)		1.25	10.319164	(0.55)	‡	0.85
JNL/PIMCO Income Fund - Class A
12/31/2017	+	4,780	476	0.00	10.009319	0.10	‡	2.32	10.070000	0.70	‡	0.00
JNL/PIMCO Real Return Fund - Class A
12/31/2017		79,954	5,825	0.00	11.699822	0.15		2.92	16.108944	2.47	‡	0.00
12/31/2016		76,201	5,656	5.89	11.682365	2.15		2.92	14.355144	4.28		0.85
12/31/2015		75,850	5,853	3.69	11.436394	(5.89)		2.92	13.765763	(3.92)		0.85
12/31/2014		82,537	6,086	0.73	12.152589	0.32		2.92	14.328127	2.42		0.85
12/31/2013		80,705	6,059	1.21	12.113850	(11.74)		2.92	13.989820	(10.80)	‡	0.85
JNL/PPM America Floating Rate Income Fund - Class A
12/31/2017		94,067	8,215	3.31	10.367137	0.08		2.81	12.619097	2.54	‡	0.00
12/31/2016		90,103	7,988	4.50	10.358919	6.39		2.81	11.651029	8.49		0.85
12/31/2015		76,164	7,290	3.82	9.736350	(4.02)		2.81	10.738827	(2.12)		0.85
12/31/2014		78,107	7,274	2.48	10.143632	(2.56)		2.81	10.970883	(0.63)		0.85
12/31/2013		55,347	5,104	2.32	10.410476	1.43		2.81	11.040930	2.52	‡	0.85
JNL/PPM America High Yield Bond Fund - Class A
12/31/2017		120,557	5,526	5.90	15.835365	4.26		3.06	29.053405	6.23	‡	0.00
12/31/2016		111,261	5,457	0.18	15.188572	13.51		3.06	23.029246	16.04		0.85
12/31/2015		88,965	5,029	5.67	13.380499	(9.69)		3.06	19.845535	(7.67)		0.85
12/31/2014		106,798	5,576	6.12	14.816619	(2.89)		3.06	21.495176	(0.72)		0.85
12/31/2013		89,003	4,628	6.48	15.257323	4.94		3.06	21.650695	4.03	‡	0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Oppenheimer Emerging Markets Innovator Fund - Class A - April 27, 2015; JNL/PIMCO Income Fund - Class A - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/PPM America Long Short Credit Fund - Class A
12/31/2017		975	92	4.04	10.497411	2.50		1.25	11.128123	3.09	‡	0.00
12/31/2016		861	83	12.73	10.241589	9.75		1.25	10.392997	10.18		0.85
12/31/2015		514	55	3.29	9.332169	(4.94)		1.25	9.432437	(4.56)		0.85
12/31/2014		476	48	1.97	9.816721	(2.66)		1.25	9.882596	(2.27)		0.85
12/31/2013	+	257	25	0.00	10.084773	3.04	‡	1.25	10.111911	1.41	‡	0.85
JNL/PPM America Mid Cap Value Fund - Class A
12/31/2017		37,794	1,801	0.64	18.373875	9.31		2.77	24.069890	11.60	‡	0.00
12/31/2016		34,770	1,839	0.61	16.809644	23.94		2.77	19.884754	26.34		0.85
12/31/2015		18,514	1,230	0.73	13.562701	(10.57)		2.77	15.739543	(8.84)		0.85
12/31/2014		17,365	1,046	0.61	15.166470	7.43		2.77	17.265994	9.51		0.85
12/31/2013		10,913	719	0.57	14.117385	37.23		2.77	15.766040	13.21	‡	0.85
JNL/PPM America Small Cap Value Fund - Class A
12/31/2017		67,563	3,066	0.37	19.891695	14.21		2.56	24.792771	16.93	‡	0.30
12/31/2016		50,725	2,659	0.05	17.416394	27.26		2.56	19.616787	29.00		1.20
12/31/2015		27,059	1,825	0.71	13.685427	(5.93)		2.56	15.206775	(4.64)		1.20
12/31/2014		12,126	775	0.29	14.548215	3.18		2.56	15.947097	4.59		1.20
12/31/2013		8,596	573	0.39	14.100486	33.88		2.56	15.247512	35.72		1.20
JNL/PPM America Total Return Fund - Class A
12/31/2017		25,248	1,501	2.42	15.400548	1.89		2.32	18.977948	4.10	‡	0.00
12/31/2016	+	19,420	1,192	4.33	15.114920	3.26	‡	2.32	17.002568	2.74	‡	0.85
JNL/PPM America Value Equity Fund - Class A
12/31/2017		15,295	461	1.37	22.137853	10.90		3.62	46.929974	13.30	‡	0.30
12/31/2016		11,881	413	2.05	19.962828	17.31		3.62	33.364029	20.11		1.25
12/31/2015		8,505	363	0.00	17.017675	(11.95)		3.62	27.777385	(9.83)		1.25
12/31/2014		9,690	374	5.14	19.326464	8.50		3.62	30.807024	11.10		1.25
12/31/2013		7,682	339	1.34	17.812896	35.24		3.62	27.729282	38.49		1.25
JNL/Red Rocks Listed Private Equity Fund - Class A
12/31/2017	#	—	—	3.65	17.135808	22.92		2.62	21.671261	22.11	‡	0.00
12/31/2016		24,100	1,547	4.34	13.940101	5.43		2.62	16.127133	7.30		0.85
12/31/2015		25,383	1,743	5.80	13.222673	(2.99)		2.62	15.029479	(1.25)		0.85
12/31/2014		24,826	1,680	7.27	13.629676	(1.98)		2.62	15.220300	(0.23)		0.85
12/31/2013		22,471	1,516	9.56	13.905517	38.00		2.62	15.255883	40.46		0.85
JNL/S&P 4 Fund - Class A
12/31/2017		511,544	22,079	0.00	19.892760	12.03		2.95	26.777310	14.21	‡	0.00
12/31/2016		480,088	23,595	0.00	17.756479	7.09		2.95	21.484971	9.36		0.85
12/31/2015		409,478	21,910	5.32	16.580961	(7.81)		2.95	19.646838	(5.85)		0.85
12/31/2014		314,115	15,734	2.42	17.984681	11.08		2.95	20.867188	13.43		0.85
12/31/2013		167,200	9,461	0.84	16.191433	39.46		2.95	18.396101	24.81	‡	0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/PPM America Long Short Credit Fund - Class A - April 29, 2013; JNL/PPM America Total Return Fund - Class A - April 25, 2016.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
#
The period is from January 1, 2017 through September 25, 2017 the date the Fund was acquired. The respective acquisitions can be found in Note 1 in the Notes to Financial Statements. Unit values disclosed are as of September 22, 2017.

‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/S&P Competitive Advantage Fund - Class A
12/31/2017		56,464	2,211	1.29	22.686217	16.58		2.62	29.538887	17.46	‡	0.00
12/31/2016		68,526	3,176	1.00	19.459955	2.97		2.62	22.851206	4.80		0.85
12/31/2015		63,579	3,072	0.80	18.898667	(1.43)		2.62	21.803786	0.33		0.85
12/31/2014		43,253	2,092	0.32	19.172507	7.21		2.62	21.731617	10.06	‡	0.85
12/31/2013		32,333	1,696	0.80	17.883030	39.24		2.62	19.494925	23.34	‡	1.20
JNL/S&P Dividend Income & Growth Fund - Class A
12/31/2017		291,182	12,764	2.75	18.130528	7.80	‡	3.75	26.458921	11.68	‡	0.00
12/31/2016		307,479	14,926	2.54	18.646034	14.71		2.61	21.875403	16.74		0.85
12/31/2015		188,179	10,617	2.47	16.255184	(1.91)		2.61	18.738663	(0.17)		0.85
12/31/2014		182,015	10,200	1.50	16.571231	10.77		2.61	18.769706	6.16	‡	0.85
12/31/2013		129,777	8,150	2.03	14.960387	27.41		2.61	16.299350	29.22		1.20
JNL/S&P International 5 Fund - Class A
12/31/2017		3,912	304	10.73	12.802519	31.44		1.25	13.340077	28.52	‡	0.00
12/31/2016		1,893	194	3.80	9.739920	6.93		1.25	9.829925	7.36		0.85
12/31/2015		1,738	190	1.12	9.108275	(3.36)		1.25	9.155836	(8.43)	‡	0.85
12/31/2014	+	142	15	0.00	9.425269	(1.93)	‡	1.25	9.432305	2.84	‡	1.00
JNL/S&P Intrinsic Value Fund - Class A
12/31/2017		59,146	2,586	2.62	18.177457	9.88	‡	3.75	26.527536	16.16	‡	0.00
12/31/2016		56,749	2,913	2.62	17.542631	2.53		2.65	20.650541	4.38		0.85
12/31/2015		59,765	3,189	1.09	17.109588	(16.09)		2.65	19.783427	(14.57)		0.85
12/31/2014		59,875	2,720	0.83	20.390385	14.96		2.65	23.157493	13.83	‡	0.85
12/31/2013		36,298	1,916	1.05	17.737411	46.03		2.65	19.311174	48.09		1.25
JNL/S&P Managed Aggressive Growth Fund - Class A
12/31/2017		157,774	6,250	0.00	17.294992	19.06		3.47	32.325636	20.37	‡	0.30
12/31/2016		130,472	6,298	0.00	14.526331	2.39		3.47	22.224036	4.74		1.20
12/31/2015		135,512	6,882	0.00	14.186639	(3.64)		3.47	21.218489	(1.42)		1.20
12/31/2014		135,815	6,774	0.48	14.722139	2.94		3.47	21.525177	5.31		1.20
12/31/2013		121,398	6,367	0.77	14.301457	21.48		3.47	20.440770	24.27		1.20
JNL/S&P Managed Conservative Fund - Class A
12/31/2017		126,822	8,895	0.00	11.884826	3.78		2.92	16.810754	5.96	‡	0.30
12/31/2016		135,240	10,004	0.00	11.451893	2.00		2.92	14.134589	3.77		1.20
12/31/2015		142,097	10,875	0.00	11.227064	(4.40)		2.92	13.621413	(2.74)		1.20
12/31/2014		146,026	10,833	0.30	11.743388	0.15		2.92	14.004861	1.89		1.20
12/31/2013		143,689	10,837	0.58	11.725503	1.51		2.92	13.745057	3.27		1.20
JNL/S&P Managed Growth Fund - Class A
12/31/2017		397,279	15,972	0.00	16.311581	16.70		3.67	31.715000	18.51	‡	0.30
12/31/2016		347,472	16,703	0.00	13.977122	2.11		3.67	22.200317	4.65		1.20
12/31/2015		339,937	17,079	0.00	13.688595	(3.80)		3.67	21.212985	(1.39)		1.20
12/31/2014		339,783	16,781	0.54	14.229284	1.83		3.67	21.512865	4.37		1.20
12/31/2013		298,547	15,340	0.90	13.974207	18.17		3.67	20.611744	21.12		1.20

+		The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/S&P International 5 Fund - Class A - September 15, 2014.
*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/S&P Managed Moderate Fund - Class A
12/31/2017		291,602	17,470	0.00	13.600323	7.83		3.06	19.597145	9.90	‡	0.30
12/31/2016		286,630	18,847	0.00	12.613225	2.38		3.06	15.837097	4.30		1.20
12/31/2015		280,867	19,230	0.00	12.320149	(4.11)		3.06	15.184807	(2.31)		1.20
12/31/2014		291,636	19,457	0.21	12.847889	0.84		3.06	15.543434	2.74		1.20
12/31/2013		264,135	18,062	0.46	12.740242	7.10		3.06	15.129153	9.11		1.20
JNL/S&P Managed Moderate Growth Fund - Class A
12/31/2017		473,768	21,223	0.00	14.346285	6.10	‡	3.75	28.344990	14.09	‡	0.30
12/31/2016		446,163	22,940	0.00	13.159547	1.84		3.62	20.705138	4.33		1.20
12/31/2015		443,578	23,737	0.00	12.921449	(4.29)		3.62	19.845710	(1.95)		1.20
12/31/2014		454,436	23,808	0.24	13.500712	0.79		3.62	20.239581	3.26		1.20
12/31/2013		403,506	21,809	0.51	13.394953	11.73		3.62	19.600872	14.46		1.20
JNL/S&P Mid 3 Fund - Class A
12/31/2017		21,729	1,697	1.95	12.305571	9.29		2.46	13.468597	10.49	‡	0.00
12/31/2016		18,664	1,612	1.58	11.259613	15.02		2.46	11.754901	16.90		0.85
12/31/2015		11,122	1,117	0.18	9.789655	(15.00)	‡	2.46	10.055207	(11.37)		0.85
12/31/2014	+	3,468	307	0.00	11.256496	4.70	‡	2.00	11.344547	12.03	‡	0.85
JNL/S&P Total Yield Fund - Class A
12/31/2017		38,778	1,885	2.12	17.952960	7.95		2.81	23.827561	11.36	‡	0.00
12/31/2016		40,780	2,175	1.92	16.630240	9.51		2.81	19.867993	11.67		0.85
12/31/2015		30,621	1,816	1.34	15.186258	(10.28)		2.81	17.791675	(8.51)		0.85
12/31/2014		33,313	1,800	0.99	16.926497	12.68		2.81	19.445569	7.26	‡	0.85
12/31/2013		17,480	1,080	1.26	15.021726	47.48		2.81	16.565974	49.87		1.20
JNL/Scout Unconstrained Bond Fund - Class A
12/31/2017		4,441	453	0.80	9.715814	0.42		1.25	10.172085	1.58	‡	0.00
12/31/2016		4,548	467	0.77	9.674716	3.24		1.25	9.778751	3.65		0.85
12/31/2015		3,733	397	0.00	9.371504	(1.76)		1.25	9.434572	(1.36)		0.85
12/31/2014	+	1,767	185	0.00	9.538960	(3.96)	‡	1.25	9.564822	(1.11)	‡	0.85
JNL/T. Rowe Price Capital Appreciation Fund - Class A
12/31/2017		112,575	7,784	0.84	13.707053	4.42	‡	2.46	15.231685	13.45	‡	0.00
12/31/2016		39,493	3,079	0.30	12.734278	6.43		1.25	12.902902	6.86		0.85
12/31/2015		15,980	1,330	0.03	11.964387	3.21		1.25	12.074545	3.62		0.85
12/31/2014		3,540	305	1.16	11.592746	10.34		1.25	11.652775	10.78		0.85
12/31/2013	+	530	50	0.52	10.506294	5.33	‡	1.25	10.518513	2.62	‡	0.85
JNL/T. Rowe Price Established Growth Fund - Class A
12/31/2017		439,673	6,222	0.06	40.319717	28.40		4.00	99.698229	28.51	‡	0.00
12/31/2016		268,609	5,041	0.00	31.401944	(2.54)		4.00	62.074157	0.57		0.85
12/31/2015		259,476	4,907	0.00	32.220403	6.36		4.00	61.722195	9.76		0.85
12/31/2014		168,167	3,516	0.00	30.293957	4.45		4.00	56.232230	7.79		0.85
12/31/2013		149,250	3,368	0.08	29.004459	33.23		4.00	52.169036	28.82	‡	0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/S&P Mid 3 Fund - Class A - April 28, 2014; JNL/Scout Unconstrained Bond Fund - Class A - April 28, 2014; JNL/T. Rowe Price Capital Appreciation Fund - Class A - September 16, 2013.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A
12/31/2017		286,478	2,753	0.00	59.757125	19.60		4.00	138.056365	21.26	‡	0.30
12/31/2016		206,574	2,450	0.00	49.964507	1.93		4.00	93.572982	4.92		1.10
12/31/2015		199,716	2,485	0.00	49.019037	2.29		4.00	89.185169	5.30		1.10
12/31/2014		162,598	2,134	0.15	47.920519	8.40		4.00	84.694266	11.59		1.10
12/31/2013		131,138	1,919	0.00	44.205722	31.15		4.00	75.895422	35.01		1.10
JNL/T. Rowe Price Short-Term Bond Fund - Class A
12/31/2017		63,060	6,143	1.46	8.716330	(1.65)		2.81	12.097722	1.04	‡	0.00
12/31/2016		62,320	6,082	1.28	8.862612	(1.37)		2.81	10.923690	0.57		0.85
12/31/2015		58,280	5,700	1.03	8.985961	(2.46)		2.81	10.861319	(0.53)		0.85
12/31/2014		47,459	4,599	1.15	9.212594	(2.36)		2.81	10.919162	(0.42)		0.85
12/31/2013		44,959	4,322	1.56	9.434969	(2.68)		2.81	10.965523	(0.59)	‡	0.85
JNL/T. Rowe Price Value Fund - Class A
12/31/2017		159,465	5,215	1.63	21.297250	14.52		3.60	40.190082	17.80	‡	0.00
12/31/2016		123,667	4,742	1.91	18.596791	6.94		3.60	29.383960	9.91		0.85
12/31/2015		103,769	4,354	0.83	17.389913	(5.31)		3.60	26.735011	(2.67)		0.85
12/31/2014		98,722	4,005	0.83	18.365119	9.25		3.60	27.469745	12.29		0.85
12/31/2013		74,023	3,345	1.25	16.810898	32.29		3.60	24.464134	21.30	‡	0.85
JNL/The Boston Company Equity Income Fund - Class A
12/31/2017		16,389	785	1.53	19.849689	6.05	‡	1.91	22.216941	14.91	‡	0.00
12/31/2016		14,423	790	1.01	18.067758	17.08		1.25	18.425261	17.55		0.85
12/31/2015		12,552	807	0.89	15.431350	(2.94)		1.25	15.674033	1.98	‡	0.85
12/31/2014		4,351	272	0.08	15.899410	9.69		1.25	16.015559	9.97		1.00
12/31/2013		2,481	171	1.71	14.494422	35.12		1.25	14.563853	35.46		1.00
JNL/The London Company Focused U.S. Equity Fund - Class A
12/31/2017		1,779	121	0.71	14.529446	15.92		1.25	15.328862	16.84	‡	0.00
12/31/2016		1,404	111	0.64	12.533609	15.21		1.25	12.699433	13.44	‡	0.85
12/31/2015		861	79	0.21	10.879032	(2.64)		1.25	10.941439	(2.40)		1.00
12/31/2014		624	56	0.03	11.174001	2.23		1.25	11.210045	2.49		1.00
12/31/2013	+	135	12	0.00	10.930253	9.47	‡	1.25	10.938148	9.74	‡	1.00
JNL/VanEck International Gold Fund - Class A
12/31/2017		3,803	714	4.54	5.260464	12.00		1.25	5.620838	0.37	‡	0.00
12/31/2016		3,051	644	0.68	4.696920	51.16		1.25	4.778462	51.76		0.85
12/31/2015		1,398	447	3.67	3.107312	(27.51)		1.25	3.148663	(27.22)		0.85
12/31/2014		1,326	308	0.30	4.286291	(7.30)		1.25	4.325990	(6.92)		0.85
12/31/2013		672	145	0.23	4.623618	(48.54)		1.25	4.647816	(20.24)	‡	0.85
JNL/Vanguard Capital Growth Fund - Class A
12/31/2017	+	5,202	481	0.00	10.785004	0.79	‡	2.46	10.799750	8.54	‡	0.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/The London Company Focused U.S. Equity Fund - Class A - September 16, 2013; JNL/Vanguard Capital Growth Fund - Class A - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Vanguard Equity Income Fund - Class A
12/31/2017	+	4,693	442	0.00	10.595161	4.09	‡	2.32	10.670000	6.59	‡	0.00
JNL/Vanguard Global Bond Market Index Fund - Class A
12/31/2017	+	2,032	203	0.00	9.976475	(0.01)	‡	2.05	10.050000	0.30	‡	0.00
JNL/Vanguard Growth Allocation Fund - Class A
12/31/2017	+	1,600	153	0.00	10.435535	1.77	‡	2.00	10.490000	4.90	‡	0.00
JNL/Vanguard International Fund - Class A
12/31/2017	+	5,081	486	0.00	10.427752	2.46	‡	2.17	10.340000	4.87	‡	0.00
JNL/Vanguard International Stock Market Index Fund - Class A
12/31/2017	+	3,427	326	0.00	10.445982	2.51	‡	2.46	10.450000	5.13	‡	0.00
JNL/Vanguard Moderate Allocation Fund - Class A
12/31/2017	+	4,460	438	0.00	10.175030	0.80	‡	2.07	10.230000	2.30	‡	0.00
JNL/Vanguard Moderate Growth Allocation Fund - Class A
12/31/2017	+	3,817	369	0.00	10.314270	1.38	‡	2.07	10.370000	3.70	‡	0.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Vanguard Equity Income Fund - Class A - September 25, 2017; JNL/Vanguard Global Bond Market Index Fund - Class A - September 25, 2017; JNL/Vanguard Growth Allocation Fund - Class A - September 25, 2017; JNL/Vanguard International Fund - Class A - September 25, 2017; JNL/Vanguard International Stock Market Index Fund - Class A - September 25, 2017; JNL/Vanguard Moderate Allocation Fund - Class A - September 25, 2017; JNL/Vanguard Moderate Growth Allocation Fund - Class A - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Vanguard Small Company Growth Fund - Class A
12/31/2017	+	3,801	354	0.00	10.711928	2.49	‡	2.16	10.740174	7.72	‡	0.00
JNL/Vanguard U.S. Stock Market Index Fund - Class A
12/31/2017	+	4,836	452	0.00	10.662959	0.80	‡	2.46	10.710000	7.31	‡	0.00
JNL/WCM Focused International Equity Fund - Class A
12/31/2017		2,249	161	0.35	13.772552	30.02		1.25	14.530279	27.48	‡	0.00
12/31/2016		1,160	109	0.09	10.593039	(1.12)		1.25	10.733194	(0.73)		0.85
12/31/2015		779	72	0.03	10.713150	4.47		1.25	10.811670	4.89		0.85
12/31/2014		486	47	0.00	10.254878	(2.17)		1.25	10.307884	(1.46)	‡	0.85
12/31/2013	+	23	2	0.00	10.481868	6.50	‡	1.25	10.490219	2.57	‡	1.00
JNL/Westchester Capital Event Driven Fund - Class A
12/31/2017		349	35	3.20	9.948469	4.26		1.25	10.284722	4.92	‡	0.00
12/31/2016		155	16	0.16	9.541545	1.38		1.25	9.579756	1.64		1.00
12/31/2015	+	33	4	0.00	9.411507	(6.10)	‡	1.25	9.425575	(5.93)	‡	1.00
JNL/WMC Balanced Fund - Class A
12/31/2017		398,490	8,367	1.43	31.100142	8.85		3.30	65.633219	11.83	‡	0.00
12/31/2016		319,121	7,473	1.39	28.572122	7.23		3.30	48.542438	9.88		0.85
12/31/2015		228,923	5,904	1.17	26.645724	(4.14)		3.30	44.176861	(1.76)		0.85
12/31/2014		214,173	5,422	1.34	27.796839	6.30		3.30	44.969905	8.93		0.85
12/31/2013		145,061	3,995	1.54	26.150020	15.46		3.30	41.281711	14.41	‡	0.85
JNL/WMC Government Money Market Fund - Class A
12/31/2017		67,399	5,724	0.12	8.072295	(2.88)		3.06	16.134201	0.13	‡	0.00
12/31/2016		76,889	6,479	0.00	8.311313	(3.00)		3.06	13.405339	(0.84)		0.85
12/31/2015		70,791	5,888	0.00	8.568705	(3.01)		3.06	13.519203	(0.85)		0.85
12/31/2014		67,667	5,497	0.00	8.834862	(3.01)		3.06	13.634433	(0.84)		0.85
12/31/2013		58,662	4,817	0.00	9.109248	(3.01)		3.06	13.750591	(0.37)	‡	0.85
JNL/WMC Value Fund - Class A
12/31/2017		55,522	1,482	1.69	27.255312	11.12		3.62	45.212441	14.47	‡	0.30
12/31/2016		49,470	1,502	1.08	24.528184	9.40		3.62	35.126838	12.19		1.10
12/31/2015		44,306	1,505	1.49	22.420084	(6.57)		3.62	31.310920	(4.18)		1.10
12/31/2014		44,081	1,429	1.45	23.995506	7.37		3.62	32.677119	10.11		1.10
12/31/2013		40,693	1,448	1.91	22.348000	26.39		3.62	29.676154	29.61		1.10

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Vanguard Small Company Growth Fund - Class A - September 25, 2017; JNL/Vanguard U.S. Stock Market Index Fund - Class A - September 25, 2017; JNL/WCM Focused International Equity Fund - Class A - September 16, 2013; JNL/Westchester Capital Event Driven Fund - Class A - April 27, 2015.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Notes to Financial Statements
December 31, 2017

Note 1 - Organization

Jackson National Life Insurance Company (“Jackson”) established JNLNY Separate Account I (the “Separate Account”) on September 12, 1997. The Separate Account commenced operations on November 27, 1998, and is a unit investment trust registered with the Securities Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended.
The Separate Account is a separate investment account of Jackson, its assets legally belong to Jackson and the obligations under the contracts are the obligation of Jackson. However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson may conduct.
The Separate Account receives and invests, based on the directions of the contract owners, net premiums for individual flexible premium variable annuity contracts issued by Jackson. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account contained one-hundred sixty-eight (168) Investment Divisions during 2017, but currently contains one-hundred fifty-eight (158) Investment Divisions as of December 31, 2017. These Investment Divisions each invested in shares of the following mutual funds (collectively, the “Funds”) during the year ended December 31, 2017:

Jackson Variable Series Trust
JG - Equity 100 Fund(1)
JG - Fixed Income 100 Fund(1)
JG - Growth Fund(1)
JG - Maximum Growth Fund(1)
JG - Moderate Growth Fund(1)
JNL Conservative Allocation Fund Class A(1)
JNL Institutional Alt 100 Fund Class A(1)
JNL Interest Rate Opportunities Fund Class A(1)
JNL Moderate Allocation Fund Class A(1)
JNL Real Assets Fund Class A(1)
JNL Tactical ETF Growth Fund Class A
JNL Tactical ETF Moderate Fund Class A
JNL Tactical ETF Moderate Growth Fund Class A
JNL/American Funds Global Growth Fund Class A
JNL/American Funds Growth Fund Class A
JNL/AQR Risk Parity Fund Class A
JNL/BlackRock Global Long Short Credit Fund Class A

JNL/DFA U.S. Small Cap Fund Class A
JNL/DoubleLine Total Return Fund Class A
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund Class A
JNL/Epoch Global Shareholder Yield Fund Class A
JNL/FAMCO Flex Core Covered Call Fund Class A
JNL/Lazard International Strategic Equity Fund Class A
JNL/Neuberger Berman Currency Fund Class A
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund Class A
JNL/Nicholas Convertible Arbitrage Fund Class A
JNL/PIMCO Credit Income Fund Class A
JNL/PPM America Long Short Credit Fund Class A
JNL/T. Rowe Price Capital Appreciation Fund Class A
JNL/The Boston Company Equity Income Fund Class A
JNL/The London Company Focused U.S. Equity Fund Class A
JNL/VanEck International Gold Fund Class A
JNL/WCM Focused International Equity Fund Class A

JNL® Series Trust
JNL Aggressive Growth Allocation Fund Class A(1)
JNL Alt 65 Fund Class A(1)
JNL Growth Allocation Fund Class A(1)
JNL Institutional Alt 25 Fund Class A(1)
JNL Institutional Alt 35 Fund Class A1)
JNL Institutional Alt 50 Fund Class A(1)
JNL Moderate Growth Allocation Fund Class A(1)
JNL Multi-Manager Alternative Fund Class A
JNL Multi-Manager Mid Cap Fund Class A
JNL Multi-Manager Small Cap Growth Fund Class A
JNL Multi-Manager Small Cap Value Fund Class A
JNL/AB Dynamic Asset Allocation Fund Class A
JNL/American Funds Balanced Fund Class A
JNL/American Funds Blue Chip Income and Growth Fund Class A
JNL/American Funds Global Bond Fund Class A
JNL/American Funds Global Small Capitalization Fund Class A
JNL/American Funds Growth Allocation Fund Class A(1)
JNL/American Funds Growth-Income Fund Class A
JNL/American Funds International Fund Class A
JNL/American Funds Moderate Growth Allocation Fund Class A(1)
JNL/American Funds New World Fund Class A
JNL/AQR Large Cap Relaxed Constraint Equity Fund Class A
JNL/AQR Managed Futures Strategy Fund Class A
JNL/BlackRock Global Allocation Fund Class A
JNL/BlackRock Global Natural Resources Fund Class A
JNL/BlackRock Large Cap Select Growth Fund Class A

JNL/MC Index 5 Fund Class A(1)
JNL/MC Industrials Sector Fund Class A
JNL/MC International Index Fund Class A
JNL/MC Materials Sector Fund Class A
JNL/MC MSCI KLD 400 Social Index Fund Class A
JNL/MC Pacific Rim 30 Fund Class A
JNL/MC Real Estate Sector Fund Class A
JNL/MC S&P 1500 Growth Index Fund Class A
JNL/MC S&P 1500 Value Index Fund Class A
JNL/MC S&P 400 MidCap Index Fund Class A
JNL/MC S&P 500 Index Fund Class A
JNL/MC Small Cap Index Fund Class A
JNL/MC Utilities Sector Fund Class A
JNL/MFS Mid Cap Value Fund Class A
JNL/MMRS Conservative Fund Class A
JNL/MMRS Growth Fund Class A
JNL/MMRS Moderate Fund Class A
JNL/Morgan Stanley Mid Cap Growth Fund Class A
JNL/Neuberger Berman Strategic Income Fund Class A
JNL/Oppenheimer Emerging Markets Innovator Fund Class A
JNL/Oppenheimer Global Growth Fund Class A
JNL/PIMCO Income Fund Class A
JNL/PIMCO Real Return Fund Class A
JNL/PPM America Floating Rate Income Fund Class A
JNL/PPM America High Yield Bond Fund Class A
JNL/PPM America Mid Cap Value Fund Class A
JNL/PPM America Small Cap Value Fund Class A

JNLNY Separate Account I
Notes to Financial Statements
December 31, 2017

JNL® Series Trust
JNL/Boston Partners Global Long Short Equity Fund Class A
JNL/Brookfield Global Infrastructure and MLP Fund Class A
JNL/Causeway International Value Select Fund Class A
JNL/ClearBridge Large Cap Growth Fund Class A
JNL/Crescent High Income Fund Class A
JNL/DFA Growth Allocation Fund Class A(1)
JNL/DFA Moderate Growth Allocation Fund Class A(1)
JNL/DFA U.S. Core Equity Fund Class A
JNL/DoubleLine Core Fixed Income Fund Class A
JNL/DoubleLine Emerging Markets Fixed Income Fund Class A
JNL/DoubleLine Shiller Enhanced CAPE Fund Class A
JNL/FPA + DoubleLine Flexible Allocation Fund Class A
JNL/Franklin Templeton Founding Strategy Fund Class A(1)
JNL/Franklin Templeton Global Fund Class A
JNL/Franklin Templeton Global Multisector Bond Fund Class A
JNL/Franklin Templeton Income Fund Class A
JNL/Franklin Templeton International Small Cap Growth Fund Class A
JNL/Franklin Templeton Mutual Shares Fund Class A
JNL/Goldman Sachs Core Plus Bond Fund Class A
JNL/Goldman Sachs Emerging Markets Debt Fund Class A
JNL/GQG Emerging Markets Equity Fund Class A
JNL/Harris Oakmark Global Equity Fund Class A
JNL/Invesco China-India Fund Class A
JNL/Invesco Diversified Dividend Fund Class A
JNL/Invesco Global Real Estate Fund Class A
JNL/Invesco International Growth Fund Class A
JNL/Invesco Mid Cap Value Fund Class A
JNL/Invesco Small Cap Growth Fund Class A
JNL/JPMorgan MidCap Growth Fund Class A
JNL/JPMorgan U.S. Government & Quality Bond Fund Class A
JNL/Lazard Emerging Markets Fund Class A
JNL/MC 10 x 10 Fund Class A(1)
JNL/MC Bond Index Fund Class A
JNL/MC Consumer Staples Sector Fund Class A
JNL/MC Emerging Markets Index Fund Class A
JNL/MC European 30 Fund Class A

JNL/PPM America Total Return Fund Class A
JNL/PPM America Value Equity Fund Class A
JNL/Red Rocks Listed Private Equity Fund Class A
JNL/S&P 4 Fund Class A(1)
JNL/S&P Competitive Advantage Fund Class A
JNL/S&P Dividend Income & Growth Fund Class A
JNL/S&P International 5 Fund Class A
JNL/S&P Intrinsic Value Fund Class A
JNL/S&P Managed Aggressive Growth Fund Class A
JNL/S&P Managed Conservative Fund Class A
JNL/S&P Managed Growth Fund Class A
JNL/S&P Managed Moderate Fund Class A
JNL/S&P Managed Moderate Growth Fund Class A
JNL/S&P Mid 3 Fund Class A
JNL/S&P Total Yield Fund Class A
JNL/Scout Unconstrained Bond Fund Class A
JNL/T. Rowe Price Established Growth Fund Class A
JNL/T. Rowe Price Mid-Cap Growth Fund Class A
JNL/T. Rowe Price Short-Term Bond Fund Class A
JNL/T. Rowe Price Value Fund Class A
JNL/Vanguard Capital Growth Fund Class A
JNL/Vanguard Equity Income Fund Class A
JNL/Vanguard Global Bond Market Index Fund Class A(1)
JNL/Vanguard Growth Allocation Fund Class A
JNL/Vanguard International Fund Class A
JNL/Vanguard International Stock Market Index Fund Class A(1)
JNL/Vanguard Moderate Allocation Fund Class A
JNL/Vanguard Moderate Growth Allocation Fund Class A
JNL/Vanguard Small Company Growth Fund Class A
JNL/Vanguard U.S. Stock Market Index Fund Class A(1)
JNL/Westchester Capital Event Driven Fund Class A
JNL/WMC Balanced Fund Class A
JNL/WMC Government Money Market Fund Class A
JNL/WMC Value Fund Class A

JNL Variable Fund LLC
JNL/MC Consumer Discretionary Sector Fund Class A
JNL/MC DowSM Index Fund Class A
JNL/MC Energy Sector Fund Class A
JNL/MC Financial Sector Fund Class A
JNL/MC Healthcare Sector Fund Class A
JNL/MC Information Technology Sector Fund Class A

JNL/MC JNL 5 Fund Class A
JNL/MC MSCI World Index Fund Class A
JNL/MC Nasdaq 100 Index Fund Class A
JNL/MC S&P 24 Fund Class A
JNL/MC S&P SMid 60 Fund Class A
JNL/MC Telecommunications Sector Fund Class A

(1) The Fund is a Fund of Fund advised by JNAM, an affiliate of Jackson and has no sub-adviser.
Jackson National Asset Management, LLC (“JNAM”) serves as investment adviser for the Funds comprising the Jackson Variable Series Trust, JNL Series Trust and JNL Variable Fund LLC. JNAM is a wholly-owned subsidiary of Jackson and received fees for its services from each Fund.
The following Funds are sub-advised by an affiliate of Jackson during the year: JNL/PPM America Long Short Credit Fund, JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund, JNL/PPM America Total Return Fund and JNL/PPM America Value Equity Fund.
During the year ended December 31, 2017, the following Funds changed names effective April 24, 2017:

Prior Fund Name	Current Fund Name	Reason For Change
JNL/Capital Guardian Global Balanced Fund	JNL/American Funds Balanced Fund	Investment Strategy
JNL/Franklin Templeton Global Growth Fund	JNL/Franklin Templeton Global Fund	Investment Strategy
JNL/Goldman Sachs Mid Cap Value Fund	JNL/MFS Mid Cap Value Fund	Sub-Adviser Replacement
JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/AQR Large Cap Relaxed Constraint Equity Fund	Sub-Adviser Replacement

JNLNY Separate Account I
Notes to Financial Statements
December 31, 2017

Prior Fund Name	Current Fund Name	Reason For Change
JNL/WMC Money Market Fund	JNL/WMC Government Money Market Fund	Investment Strategy

During the year ended December 31, 2017, the following Funds changed names effective September 25, 2017:
Prior Fund Name	Current Fund Name	Reason For Change
JG - Alt 100 Fund	JNL Institutional Alt 100 Fund	Naming Convention Update
JG - Conservative Fund	JNL Conservative Allocation Fund	Investment Strategy
JG - Interest Rate Opportunities Fund	JNL Interest Rate Opportunities Fund	Naming Convention Update
JG - Moderate Fund	JNL Moderate Allocation Fund	Investment Strategy
JG - Real Assets Fund	JNL Real Assets Fund	Naming Convention Update
JNL/American Funds Balanced Allocation Fund	JNL/American Funds Moderate Growth Allocation Fund	Investment Strategy
JNL/BlackRock Natural Resources Fund	JNL/BlackRock Global Natural Resources Fund	Investment Strategy
JNL/DFA Moderate Allocation Fund	JNL/DFA Moderate Growth Allocation Fund	Naming Convention Update
JNL/DFA U.S. Micro Cap Fund	JNL/DFA U.S. Small Cap Fund	Investment Strategy
JNL Disciplined Moderate Fund	JNL Moderate Growth Allocation Fund	Investment Strategy
JNL Disciplined Moderate Growth Fund	JNL Growth Allocation Fund	Investment Strategy
JNL Disciplined Growth Fund	JNL Aggressive Growth Allocation Fund	Investment Strategy
JNL Institutional Alt 20 Fund	JNL Institutional Alt 25 Fund	Investment Strategy
JNL/MC Communications Sector Fund	JNL/MC Telecommunications Sector Fund	Naming Convention Update
JNL/MC Consumer Brands Sector Fund	JNL/MC Consumer Discretionary Sector Fund	Naming Convention Update
JNL/MC Global 30 Fund	JNL/MC MSCI World Index Fund	Investment Strategy
JNL/MC Nasdaq 100 Fund	JNL/MC Nasdaq 100 Index Fund	Naming Convention Update
JNL/MC Oil & Gas Sector Fund	JNL/MC Energy Sector Fund	Naming Convention Update
JNL/MC Technology Sector Fund	JNL/MC Information Technology Sector Fund	Naming Convention Update
JNL/PIMCO Total Return Bond Fund	JNL/DoubleLine Core Fixed Income Fund	Sub-Adviser Replacement
JNL Tactical ETF Conservative Fund	JNL Tactical ETF Moderate Fund	Naming Convention Update
JNL Tactical ETF Moderate Fund	JNL Tactical ETF Moderate Growth Fund	Naming Convention Update
JNL/Van Eck International Gold Fund	JNL/VanEck International Gold Fund	Sub-Advisor Rebranding
During the year ended December 31, 2017, the following Fund acquisitions were completed for the corresponding Class A Funds. The Funds that were acquired during the year are no longer available as of December 31, 2017.

Acquired Fund	Acquiring Fund	Date of Acquisition
JNL/MC S&P 24 Fund	JNL/MC JNL 5 Fund	April 24, 2017
JNL/Morgan Stanley Mid Cap Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	April 24, 2017
JG - Equity 100 Fund	JNL Aggressive Growth Allocation Fund	September 25, 2017
JG - Fixed Income 100 Fund	JNL Conservative Allocation Fund	September 25, 2017
JG - Growth Fund	JNL Growth Allocation Fund	September 25, 2017
JG - Maximum Growth Fund	JNL Aggressive Growth Allocation Fund	September 25, 2017
JG - Moderate Growth Fund	JNL Moderate Growth Allocation Fund	September 25, 2017
JNL Alt 65 Fund	JNL Institutional Alt 50 Fund	September 25, 2017
JNL Institutional Alt 35 Fund	JNL Institutional Alt 25 Fund	September 25, 2017
JNL/Red Rocks Listed Private Equity Fund	JNL/Harris Oakmark Global Equity Fund	September 25, 2017

Note 2 - Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).
Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.
Investments. The Separate Account’s Investment Divisions’ investments in the corresponding Funds are stated at the closing net asset value (“NAV”) of the respective Fund, which represent fair value. The average cost method is used in determining the cost of the shares sold on withdrawals by the Investment Divisions of the Separate Account. Investments in the Funds are recorded on trade date for financial reporting purposes. Realized gain

JNLNY Separate Account I
Notes to Financial Statements
December 31, 2017

distributions and dividend income distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as gain or income to the Investment Divisions of the Separate Account on the ex-dividend date.
Federal Income Taxes. The operations of the Separate Account are taxed as part of the operations of Jackson, which is taxed as a “life insurance company” under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax provision is required.
Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 establishes for all entities, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Separate Account’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax expense in the current year. The Interpretation requires that management evaluate the tax positions taken in the returns which remain subject to examination by the Internal Revenue Service and other tax jurisdictions. JNAM completed an evaluation of the Separate Account’s tax positions and based on that evaluation, determined that no provision for federal income tax is required in the Separate Account’s financial statements during the year ended December 31, 2017.
FASB ASC Topic 820, “Fair Value Measurement”. As of December 31, 2017, all of the Separate Account’s Investment Divisions’ investment in each of the corresponding Funds are valued as a practical expedient at their daily reported net asset value (“NAV”) and as such are not included in the fair value hierarchy required under FASB ASC Topic 820, “Fair Value Measurement”. On each valuation date, the NAV of each corresponding Fund is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time). The characterization of the underlying securities held by the Funds in accordance with FASB ASC Topic 820 differs from the characterization of the Separate Account’s Investment Divisions’ investment in the corresponding Funds. Although there can be no assurance, in general, the fair value of the investment valued as a practical expedient is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Note 3 - Contract Charges

Under the term of the contracts, certain charges are allocated to the contract owner to compensate Jackson for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts. These charges result in a reduction in contract unit value or redemptions of contract units in the number of contract units outstanding.
Contract Owner Charges. The following charges are assessed to the contract owner by redemption of contract units outstanding:
Contract Maintenance Charge. An annual contract maintenance charge of $30 - $35 is charged against each contract to reimburse Jackson for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date or in conjunction with a total withdrawal, as applicable. This charge is only imposed if the contract value is less than $50,000 on the date when the charge is assessed. The charge is deducted by redemption of contract units.
Transfer Charge. A transfer charge of $25 will apply to transfers made by contract owners between the Investment Divisions in excess of 15 transfers in a contract year. Contract year is defined as the succeeding twelve months from the contract issue date. Jackson may waive the transfer charge in connection with pre-authorized automatic transfer programs, or in those states where a lesser charge is required. This charge will be deducted from the amount transferred prior to the allocation to a different Investment Division.
Surrender or Contingent Deferred Sales Charge. During the first seven contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract. The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contract. The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year. The surrender charges are assessed by Jackson and withheld from the proceeds of the withdrawals.
Optional Benefit Charges. The following contract owner charges are optional benefit charges:
Guaranteed Minimum Income Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.30% to 0.90%, depending on the contract, of the Guaranteed Minimum Income Benefit (“GMIB”) base. The charge will be deducted each calendar quarter from the contract value by redemption of contract units.
Guaranteed Minimum Withdrawal Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.51% to 3.00%, depending on the contract of the Guaranteed Withdrawal Balance (“GWB”). The charge will be deducted each calendar quarter from the contract value by redemption of contract units.
Guaranteed Minimum Death Benefit Charge. If any of the optional death benefits are selected that are available under the contract, Jackson will assess an annual charge of 0.42% to 0.72%, depending on the contract of the Death Benefit base. The charge will be deducted each contract quarter from the contract value by redemption of contract units.

JNLNY Separate Account I
Notes to Financial Statements
December 31, 2017

Asset-based Charges. The following charges are assessed to the contract owner by a reduction in contract unit value:
Insurance Charges. Jackson deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.05% - 0.15%. In designated products, this expense is waived for contracts valued greater than $1 million, refer to the product prospectus for eligibility. The administration charge is designed to reimburse Jackson for expenses incurred in administering the Separate Account and its contracts and reduces the contract unit value.
Jackson deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 0.30% to 1.65% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson is that the insured may receive benefits greater than those anticipated by Jackson. The expense risk assumed by Jackson is that the actual cost of administering the contracts of the Separate Account may exceed the amount received from the Administration Charge and the Contract Maintenance Charge.
Optional Benefit Charges. The following contract owner charges are optional benefit charges:
Contract Enhancement Charge. If one of the contract enhancement benefits is selected, then for a period of three to seven contract years, Jackson will make an additional deduction based upon the average daily net assets of the contract owner’s allocations to the Investment Divisions. The amounts of these charges depend upon the contract enhancements selected and range from 0.395% to 0.65%.
Withdrawal Charge Period. If the optional three, four, or five-year withdrawal charge period feature is selected, Jackson will deduct 0.45%, 0.40%, or 0.30%, respectively, on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions.
20% Additional Free Withdrawal Charge. If a contract owner selects the optional feature that permits you to withdraw up to 20% of premiums that are still subject to a withdrawal charge minus earnings during a contract year without withdrawal charge, Jackson will deduct 0.30% on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions.
Optional Death Benefit Charges. If any of the optional death benefits are selected that are available under the contract, Jackson will make an additional deduction of 0.15% to 0.55% on an annual basis of the average daily net assets the contract owner’s allocations to the Investment Divisions, based on the optional death benefit selected.
Premium Taxes. Some states and other governmental entities charge premium taxes or other similar taxes. Jackson pays these taxes and may make a deduction from the value of the contract for them. Premium taxes will not exceed 2.0%. Currently, New York does not impose premium taxes.

Note 4 – Related Party Transactions

For contract enhancement benefits related to the optional benefits offered, Jackson contributed $118,654 and $81,082 to the Separate Account in the form of additional premium to contract owners’ accounts for the years ended December 31, 2017 and 2016, respectively. These amounts are included in purchase payments from contract transactions.

Note 5 - Subsequent Events

Management has evaluated subsequent events for the Separate Accounts through the date the financial statements are issued and has concluded there are no events that require adjustments to the financial statements or disclosure in the notes.
Abbreviations
JG - JNAM Guidance
MC - Mellon Capital

Report of Independent Registered Public Accounting Firm
To the Board of Directors and Shareholders of Jackson National Life Insurance Company of New York and
Contract Owners of JNLNY Separate Account I:

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of the Investment Divisions listed in the Appendix that comprise the JNLNY Separate Account I (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in net assets for the years or periods listed in the Appendix, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods indicated therein. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each Investment Division as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix, the changes in its net assets for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
/s/KPMG LLP

We have served as the auditor of one or more of Jackson National Life Insurance Company's Separate Accounts since 1999.
Chicago, Illinois
March 29, 2018

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity.

Appendix

Statement of assets and liabilities as of December 31, 2017, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

JNL/DFA U.S. Core Equity Fund - Class A
JNL Aggressive Growth Allocation Fund - Class A (1)
JNL Conservative Allocation Fund - Class A (1)
JNL Growth Allocation Fund - Class A (1)
JNL Institutional Alt 25 Fund - Class A (1)
JNL Institutional Alt 50 Fund - Class A
JNL Institutional Alt 100 Fund - Class A (1)
JNL Interest Rate Opportunities Fund - Class A (1)
JNL Moderate Allocation Fund - Class A (1)
JNL Moderate Growth Allocation Fund - Class A (1)
JNL Multi-Manager Alternative Fund - Class A
JNL Multi-Manager Small Cap Growth Fund - Class A
JNL Multi-Manager Small Cap Value Fund - Class A
JNL Real Assets Fund - Class A (1)
JNL Tactical ETF Growth Fund - Class A
JNL Tactical ETF Moderate Fund - Class A (1)
JNL Tactical ETF Moderate Growth Fund - Class A (1)
JNL/AB Dynamic Asset Allocation Fund - Class A
JNL/American Funds Balanced Fund - Class A (1)
JNL/American Funds Blue Chip Income and Growth Fund - Class A
JNL/American Funds Global Bond Fund - Class A
JNL/American Funds Global Growth Fund - Class A
JNL/American Funds Global Small Capitalization Fund - Class A
JNL/American Funds Growth Allocation Fund - Class A
JNL/American Funds Growth Fund - Class A
JNL/American Funds Growth-Income Fund - Class A
JNL/American Funds International Fund - Class A
JNL/American Funds Moderate Growth Allocation Fund - Class A (1)
JNL/American Funds New World Fund - Class A
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A (1)
JNL/AQR Managed Futures Strategy Fund - Class A
JNL/AQR Risk Parity Fund - Class A
JNL/BlackRock Global Allocation Fund - Class A

JNL/BlackRock Global Long Short Credit Fund - Class A
JNL/BlackRock Global Natural Resources Fund - Class A (1)
JNL/BlackRock Large Cap Select Growth Fund - Class A
JNL/Boston Partners Global Long Short Equity Fund - Class A
JNL/Brookfield Global Infrastructure and MLP Fund - Class A
JNL/Causeway International Value Select Fund - Class A
JNL/DFA U.S. Small Cap Fund - Class A (1)
JNL/DoubleLine Core Fixed Income Fund - Class A (1)
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A
JNL/DoubleLine Total Return Fund - Class A
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A
JNL/Epoch Global Shareholder Yield Fund - Class A
JNL/FAMCO Flex Core Covered Call Fund - Class A
JNL/FPA + DoubleLine Flexible Allocation Fund - Class A
JNL/Franklin Templeton Founding Strategy Fund - Class A
JNL/Franklin Templeton Global Fund - Class A (1)
JNL/Franklin Templeton Global Multisector Bond Fund - Class A
JNL/Franklin Templeton Income Fund - Class A
JNL/Franklin Templeton International Small Cap Growth Fund - Class A
JNL/Franklin Templeton Mutual Shares Fund - Class A
JNL/Goldman Sachs Core Plus Bond Fund - Class A
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A
JNL/Harris Oakmark Global Equity Fund - Class A
JNL/Invesco China-India Fund - Class A
JNL/Invesco Global Real Estate Fund - Class A
JNL/Invesco International Growth Fund - Class A
JNL/Invesco Mid Cap Value Fund - Class A
JNL/Invesco Small Cap Growth Fund - Class A

2

JNL/JPMorgan MidCap Growth Fund - Class A
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A
JNL/Lazard Emerging Markets Fund - Class A
JNL/Lazard International Strategic Equity Fund - Class A
JNL/MC 10 x 10 Fund - Class A
JNL/MC Bond Index Fund - Class A
JNL/MC Consumer Discretionary Sector Fund - Class A (1)
JNL/MC Emerging Markets Index Fund - Class A
JNL/MC Energy Sector Fund - Class A (1)
JNL/MC European 30 Fund - Class A
JNL/MC Financial Sector Fund - Class A
JNL/MC Healthcare Sector Fund - Class A
JNL/MC Index 5 Fund - Class A
JNL/MC Information Technology Sector Fund - Class A (1)
JNL/MC International Index Fund - Class A
JNL/MC JNL 5 Fund - Class A
JNL/MC Nasdaq 100 Index Fund - Class A (1)
JNL/MC Pacific Rim 30 Fund - Class A
JNL/MC S&P 400 MidCap Index Fund - Class A
JNL/MC S&P 500 Index Fund - Class A
JNL/MC S&P SMid 60 Fund - Class A
JNL/MC Small Cap Index Fund - Class A
JNL/MC Telecommunications Sector Fund - Class A (1)
JNL/MC Utilities Sector Fund - Class A
JNL/MFS Mid Cap Value Fund - Class A (1)
JNL/MMRS Conservative Fund - Class A
JNL/MMRS Growth Fund - Class A
JNL/MMRS Moderate Fund - Class A
JNL/Neuberger Berman Currency Fund - Class A
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class A
JNL/Neuberger Berman Strategic Income Fund - Class A
JNL/Nicholas Convertible Arbitrage Fund - Class A
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A
JNL/Oppenheimer Global Growth Fund - Class A
JNL/PIMCO Credit Income Fund - Class A
JNL/PIMCO Real Return Fund - Class A

JNL/PPM America Floating Rate Income Fund - Class A
JNL/PPM America High Yield Bond Fund - Class A
JNL/PPM America Long Short Credit Fund - Class A
JNL/PPM America Mid Cap Value Fund - Class A
JNL/PPM America Small Cap Value Fund - Class A
JNL/PPM America Value Equity Fund - Class A
JNL/S&P 4 Fund - Class A
JNL/S&P Competitive Advantage Fund - Class A
JNL/S&P Dividend Income & Growth Fund - Class A
JNL/S&P International 5 Fund - Class A
JNL/S&P Intrinsic Value Fund - Class A
JNL/S&P Managed Aggressive Growth Fund - Class A
JNL/S&P Managed Conservative Fund - Class A
JNL/S&P Managed Growth Fund - Class A
JNL/S&P Managed Moderate Fund - Class A
JNL/S&P Managed Moderate Growth Fund - Class A
JNL/S&P Mid 3 Fund - Class A
JNL/S&P Total Yield Fund - Class A
JNL/Scout Unconstrained Bond Fund - Class A
JNL/T. Rowe Price Capital Appreciation Fund - Class A
JNL/T. Rowe Price Established Growth Fund - Class A
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A
JNL/T. Rowe Price Short-Term Bond Fund - Class A
JNL/T. Rowe Price Value Fund - Class A
JNL/The Boston Company Equity Income Fund - Class A
JNL/The London Company Focused U.S. Equity Fund - Class A
JNL/VanEck International Gold Fund - Class A (1)
JNL/WCM Focused International Equity Fund - Class A
JNL/Westchester Capital Event Driven Fund - Class A
JNL/WMC Balanced Fund - Class A
JNL/WMC Government Money Market Fund - Class A (1)
JNL/WMC Value Fund - Class A

Statement of assets and liabilities as of December 31, 2017, the related statement of operations for the year then ended, and the statements of changes in net assets for the year ended December 31, 2017 and the period from September 19, 2016 (inception) to December 31, 2016.

JNL Multi-Manager Mid Cap Fund - Class A

3

Statement of assets and liabilities as of December 31, 2017, the related statement of operations for the year then ended, and the statements of changes for the year ended December 31, 2017 and the period from April 25, 2016 (inception) to December 31, 2016.

JNL/Crescent High Income Fund - Class A
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A
JNL/PPM America Total Return Fund - Class A

Statement of assets and liabilities as of December 31, 2017, and the related statements of operations and changes in net assets for the period from April 24, 2017 (inception) to December 31, 2017.

JNL/DFA Growth Allocation Fund - Class A
JNL/DFA Moderate Growth Allocation Fund - Class A (1)
JNL/MC DowSM Index Fund - Class A

JNL/MC MSCI KLD 400 Social Index Fund - Class A
JNL/MC MSCI World Index Fund - Class A (1)

Statement of assets and liabilities as of December 31, 2017, and the related statements of operations and changes in net assets for the period from September 25, 2017 (inception) to December 31, 2017.

JNL/ClearBridge Large Cap Growth Fund - Class A
JNL/GQG Emerging Markets Equity Fund - Class A
JNL/Invesco Diversified Dividend Fund - Class A
JNL/MC Consumer Staples Sector Fund - Class A
JNL/MC Industrials Sector Fund - Class A
JNL/MC Materials Sector Fund - Class A
JNL/MC Real Estate Sector Fund - Class A
JNL/MC S&P 1500 Growth Index Fund - Class A
JNL/MC S&P 1500 Value Index Fund - Class A
JNL/PIMCO Income Fund - Class A
JNL/Vanguard Capital Growth Fund - Class A
JNL/Vanguard Equity Income Fund - Class A

JNL/Vanguard Global Bond Market Index Fund - Class A
JNL/Vanguard Growth Allocation Fund - Class A
JNL/Vanguard International Fund - Class A
JNL/Vanguard International Stock Market Index Fund - Class A
JNL/Vanguard Moderate Allocation Fund - Class A
JNL/Vanguard Moderate Growth Allocation Fund - Class A
JNL/Vanguard Small Company Growth Fund - Class A
JNL/Vanguard U.S. Stock Market Index Fund - Class A

Statement of operations for the period from January 1, 2017 to April 24, 2017 (closure) and the statements of changes in net assets for the period from January 1, 2017 to April 24, 2017 (closure) and the year ended December 31, 2016.

JNL/MC S&P 24 Fund - Class A
JNL/Morgan Stanley Mid Cap Growth Fund - Class A

Statement of operations for the period from January 1, 2017 to September 25, 2017 (closure) and the statements of changes in net assets for the period from January 1, 2017 to September 25, 2017 (closure) and the year ended December 31, 2016.

JG - Equity 100 Fund
JG - Fixed Income 100 Fund
JG - Growth Fund
JG - Maximum Growth Fund
JG - Moderate Growth Fund

JNL Alt 65 Fund - Class A
JNL Institutional Alt 35 Fund - Class A
JNL/Red Rocks Listed Private Equity Fund -
Class A

4

Statement of changes in net assets for the period from January 1, 2016 to April 25, 2016 (closure).

JNL/Capital Guardian Global Diversified Research Fund - Class A
JNL/Eastspring Investments Asia ex-Japan Fund - Class A
JNL/Invesco Large Cap Growth Fund - Class A
JNL/Capital Guardian Global Diversified Research Fund - Class A
JNL/MC Frontier Markets 100 Index Fund

(1) See Note 1 to the financial statements for the former name of the Investment Division.

5

APPENDIX B

JACKSON
NATIONAL LIFE INSURANCE COMPANY
OF NEW YORK

Jackson National Life Insurance Company of New York

Financial Statements

December 31, 2017 and 2016

Report of Independent Registered Public Accounting Firm
The stockholder and board of directors
Jackson National Life Insurance Company of New York:

Opinion on the Financial Statements

We have audited the accompanying balance sheets of Jackson National Life Insurance Company of New York (the Company) as of December 31, 2017 and 2016, the related statements of income, comprehensive income, stockholder’s equity, and cash flows for each of the years in the three-year period ended December 31, 2017, and the related notes (collectively, the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2017 and 2016, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2017, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/KPMG LLP
We have served as the Company's auditor since 1999.

Columbus, Ohio
March 21, 2018

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Balance Sheets
(In thousands, except per share information)

	December 31,
Assets	2017	2016
Investments:
Securities available for sale, at fair value:
Fixed maturities (amortized cost: 2017 $1,112,968; 2016 $1,880,363)	$1,135,688	$1,914,604
Trading securities, at fair value	444	144
Policy loans	286	299
Total investments	1,136,418	1,915,047
Cash and cash equivalents	132,594	247,616
Accrued investment income	9,116	16,064
Deferred acquisition costs	54,835	52,578
Deferred sales inducements	2,258	2,524
Reinsurance recoverable, net	1,564,597	1,291,394
Income taxes receivable from Parent	6,784	71,962
Deferred income taxes, net	42,654	85,358
Separate account assets	11,673,333	9,638,780
Total assets	$14,622,589	$13,321,323

Liabilities and Equity
Liabilities
Reserves for future policy benefits and claims payable	$198,200	$193,182
Other contract holder funds	1,744,695	1,818,225
Payable to Parent	306,328	905,427
Deferred gain on reinsurance	218,728	243,115
Other liabilities	40,658	58,887
Separate account liabilities	11,673,333	9,638,780
Total liabilities	14,181,942	12,857,616

Stockholder's Equity
Common stock, $1,000 par value; 2,000 shares
authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	187,924	256,000
Accumulated other comprehensive income, net of
tax benefit of $3,015 in 2017 and $788 in 2016	17,614	20,167
Retained earnings	233,109	185,540
Total stockholder's equity	440,647	463,707
Total liabilities and stockholder's equity	$14,622,589	$13,321,323
See accompanying Notes to Financial Statements

2

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Income Statements
(In thousands)

	Years Ended December 31,
	2017	2016	2015
Revenues
Fee income	$27,145	$233,440	$213,379
Premium	10	(116,928)	(74,889)
Net investment income	47,768	80,199	78,753
Net realized losses on investments:
Total other-than-temporary impairments	(151)	(2,440)	(1,525)
Portion of other-than-temporary impairments included in
other comprehensive income	126	142	(32)
Net other-than-temporary impairments	(25)	(2,298)	(1,557)
Other investment gains	27,058	13,214	1,047
Total net realized gains (losses) on investments	27,033	10,916	(510)
Commission and expense allowance on reinsurance ceded	129,015	278,398	41
Amortization (deferral) of gain on reinsurance	24,387	(242,833)	94
Total revenues	255,358	243,192	216,868
Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	(1,561)	9,081	(15,068)
Interest credited on other contract holder funds, net of deferrals	19,438	40,743	38,637
Operating costs and other expenses, net of deferrals	141,351	72,685	70,004
Amortization of deferred acquisition and sales inducement costs	11,542	381,530	49,019
Total benefits and expenses	170,770	504,039	142,592
Pretax income (loss)	84,588	(260,847)	74,276
Income tax expense (benefit)	37,019	(112,630)	10,401
Net income (loss)	$47,569	$(148,217)	$63,875

See accompanying Notes to Financial Statements

3

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Statements of Comprehensive Income
(In thousands)

	Years Ended December 31,
	2017	2016	2015
Net income (loss)	$47,569	$(148,217)	$63,875

Other comprehensive (loss) income, net of tax:
Net unrealized gains (losses) on securities not other-than-temporarily impaired (net of tax expense (benefit) of: 2017 $1,990; 2016 $(287); 2015 $(11,300))	5,278	(531)	(20,987)

Net unrealized (losses) gains on other-than-temporarily impaired securities (net of tax (benefit) expense of: 2017 $(39); 2016 $(42); 2015 $8)	(73)	(79)	16

Reclassification adjustment for losses included in net income (net of tax benefit of: 2017 $4,178; 2016 $1,435; 2015 $741)	(7,758)	(2,665)	(1,376)
Total other comprehensive loss	(2,553)	(3,275)	(22,347)
Comprehensive income (loss)	$45,016	$(151,492)	$41,528

See accompanying Notes to Financial Statements

4

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Statements of Stockholder's Equity
(In thousands)

			Accumulated
		Additional	Other		Total
	Common	Paid-In	Comprehensive	Retained	Stockholder's
	Stock	Capital	Income	Earnings	Equity
Balances as of December 31, 2014	$2,000	$256,000	$45,789	$269,882	$573,671

Net income	—	—	—	63,875	63,875
Change in unrealized investment gains
and losses, net of tax	—	—	(22,347)	—	(22,347)
Balances as of December 31, 2015	2,000	256,000	23,442	333,757	615,199

Net loss	—	—	—	(148,217)	(148,217)
Change in unrealized investment gains
and losses, net of tax	—	—	(3,275)	—	(3,275)
Balances as of December 31, 2016	2,000	256,000	20,167	185,540	463,707

Net income	—	—	—	47,569	47,569
Return of capital	—	(68,076)	—	—	(68,076)
Change in unrealized investment gains
and losses, net of tax	—	—	(2,553)	—	(2,553)
Balances as of December 31, 2017	$2,000	$187,924	$17,614	$233,109	$440,647

See accompanying Notes to Financial Statements

5

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Statements of Cash Flows
(In thousands)

	Years Ended December 31,
	2017	2016	2015
Cash flows from operating activities:
Net income (loss)	$47,569	$(148,217)	$63,875
Adjustments to reconcile net income (loss) to net cash
provided by operating activities:
Net realized (gains) losses on investments	(27,033)	(10,916)	510
Interest credited on deposit liabilities, gross	39,724	40,802	38,692
Amortization of discount and premium on investments	(148)	(1,390)	(1,690)
Deferred income tax expense (benefit)	44,928	(107,707)	10,816
Change in:
Accrued investment income	6,948	572	(416)
Deferred sales inducements and acquisition costs	4,750	312,843	(35,359)
Trading portfolio activity, net	129	388	34
Income taxes receivable from/payable to Parent	(2,898)	(1,463)	(3,190)
Claims payable	1,376	1,929	279
Payable to/receivable from Parent	(143,832)	562	772
Other assets and liabilities, net	(3,931)	4,602	(11,341)
Net cash (used in) provided by operating activities	(32,418)	92,005	62,982

Cash flows from investing activities:
Fixed maturities:
Proceeds from sales, maturities and repayments	225,628	465,187	205,307
Purchases	(193,838)	(540,398)	(310,554)
Other investing activities	(5,158)	1,723	2,820
Net cash provided by (used in) investing activities	26,632	(73,488)	(102,427)

Cash flows from financing activities:
Policyholders' account balances:
Deposits	1,355,905	1,374,570	1,733,663
Withdrawals	(908,232)	(708,412)	(659,083)
Net transfers to separate accounts	(556,909)	(556,655)	(1,006,368)
Net cash (used in) provided by financing activities	(109,236)	109,503	68,212

Net (decrease) increase in cash and cash equivalents	(115,022)	128,020	28,767

Cash and cash equivalents, beginning of year	247,616	119,596	90,829
Total cash and cash equivalents, end of year	$132,594	$247,616	$119,596

Supplemental Cash Flow Information
Income tax (received from) paid to Parent	$(5,013)	$(3,461)	$2,775

See accompanying Notes to Financial Statements

6

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

1.	Business and Basis of Presentation

Jackson National Life Insurance Company of New York, (the “Company” or “Jackson-NY”) is wholly owned by Jackson National Life Insurance Company (“Jackson” or the “Parent”), a wholly owned subsidiary of Brooke Life Insurance Company (“Brooke Life”), which is ultimately a wholly owned subsidiary of Prudential plc (“Prudential”), London, England. Jackson-NY is licensed to sell group and individual annuity products (including immediate annuities, deferred fixed annuities and variable annuities), guaranteed investment contracts and individual life insurance products, including variable universal life, in the states of New York, Delaware, and Michigan.

Basis of Presentation
The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). Certain amounts in the 2016 notes to the financial statements have been reclassified to conform to the 2017 presentation.

The preparation of the financial statements in conformity with GAAP requires the use of estimates and assumptions about future events that affect the amounts reported in the financial statements and the accompanying notes. Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments, including fair values of securities deemed to be in an illiquid market and the determination of when an impairment is other-than-temporary; 2) assumptions impacting estimated future gross profits, including but not limited to, policyholder behavior, mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs and deferred sales inducements; 3) assumptions used in calculating policy reserves and liabilities, including but not limited to, policyholder behavior, mortality rates, expenses, investment returns and policy crediting rates; 4) assumptions as to future earnings levels being sufficient to realize deferred tax benefits; 5) estimates related to liabilities for lawsuits, contingencies and other accruals; 6) assumptions and estimates associated with the Company’s tax positions which impact the amount of recognized tax benefits recorded by the Company; and 7) value of guaranteed benefits. These estimates and assumptions are based on management’s best estimates and judgments. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors deemed appropriate. As facts and circumstances dictate, these estimates and assumptions may be adjusted. Since future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in estimates, including those resulting from continuing changes in the economic environment, will be reflected in the financial statements in the periods the estimates are changed.

2.	Summary of Significant Accounting Policies

Changes in Accounting Principles - Adopted in Current Year

In January 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-01, “Extraordinary and Unusual Items: Simplifying Income Statement Presentation by Eliminating the Concept of Extraordinary Items,” which eliminates the concept of extraordinary items. Effective January 1, 2017, the Company adopted ASU No. 2015-01 with no impact on the Company’s financial statements.

In August 2014, the FASB issued ASU No. 2014-15, “Presentation of Financial Statements - Going Concern,” which defines management’s responsibility to evaluate whether there is substantial doubt about the organization’s ability to continue as a going concern and to provide related disclosures in the footnotes. Management is required to evaluate for each annual period whether it is probable that the entity will not be able to meet its obligations as they become due within one year after the date that financial statements are issued, or available to be issued. Effective January 1, 2017, the Company adopted ASU No. 2014-15 with no impact on the Company’s financial statements.

Changes in Accounting Principles - Issued but Not Yet Adopted

In February 2018, the FASB issued ASU No. 2018-02, “Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income,” which provides an option to reclassify stranded tax effects within accumulated other comprehensive income (“AOCI”) to retained earnings in each period in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Cuts and Jobs Act (the “Tax Act”) is recorded.  ASU No. 2018-02 is effective for fiscal years beginning after December 15, 2018, and should be applied either in the period of adoption or

7

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

retrospectively to each period in which the effect of the change in the Tax Act is recognized. Early adoption is permitted.  The Company expects to adopt ASU No. 2018-02 effective January 1, 2018, which will result in the retrospective reclassification of $1.5 million of stranded tax effects from AOCI to retained earnings within the Company’s financial statements and disclosures.

In March 2017, the FASB issued ASU No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs: Premium Amortization on Purchased Callable Debt Securities,” which requires that certain premiums on callable debt securities be amortized to the earliest call date. ASU No. 2017-08 is effective for annual periods beginning after December 15, 2018. Early adoption is permitted. The adoption of ASU No. 2017-08 is not expected to have a material impact on the Company’s financial statements.

In November 2016, the FASB issued ASU No. 2016-18, “Statement of Cash Flows - Restricted Cash,” which requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. ASU No. 2016-18 is effective for annual periods beginning after December 15, 2018, and should be applied retrospectively for all periods presented. Early adoption is permitted. The adoption of ASU No. 2016-18 is not expected to have a material impact on the Company’s financial statements.

In August 2016, the FASB issued ASU No. 2016-15, “Statement of Cash Flows - Classification of Certain Cash Receipts and Cash Payments,” which clarifies the classification of eight specific cash flow issues in an entity’s statement of cash flows where it was determined there is diversity in practice. ASU No. 2016-15 is effective for annual periods beginning after December 15, 2018, and should be applied retrospectively for all periods presented. Early adoption is permitted. The adoption of ASU No. 2016-15 is not expected to have a material impact on the Company’s financial statements, as the requirements are presentational only within the statement of cash flows.

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments - Credit Losses: Measurement of Credit Losses on Financial Instruments,” which provides a new current expected credit loss model to account for credit losses on certain financial assets and off-balance sheet exposures. The model requires an entity to estimate lifetime credit losses related to such financial assets and exposures based on relevant information about past events, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. The guidance also modifies the current other-than-temporary impairment guidance for available-for-sale debt securities to require the use of an allowance rather than a direct write down of the investment, and replaces existing guidance for purchased credit deteriorated loans and debt securities. ASU No. 2016-13 is effective for annual reporting periods beginning after December 15, 2020. Early adoption is permitted for annual periods beginning after December 15, 2018. The Company is currently assessing the impact of the guidance on the Company’s financial statements and disclosures.

In January 2016, the FASB issued ASU No. 2016-01, “Financial Instruments - Overall: Recognition and Measurement of Financial Assets and Financial Liabilities,” which revises an entity’s accounting related to the classification and measurement of certain equity investments and the presentation of certain fair value changes for financial liabilities measured at fair value. The guidance also amends certain disclosure requirements associated with the fair value of financial instruments. ASU No. 2016-01 is effective for annual periods beginning after December 15, 2017, and should be adopted in the financial statements through a cumulative effect adjustment to the beginning balance of retained earnings. Early adoption is generally not permitted, except as defined in the ASU. The adoption of ASU No. 2016-01 will not have a material impact on the Company’s financial statements and disclosures.

In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customer,” which specifies the accounting treatment for all revenue arising from contracts with customers, and creates a new Topic 606 in the FASB Accounting Standards Codification. This standard, together with subsequent amendments to Topic 606, establishes the core principle of recognizing revenue to depict the transfer of promised goods or services in an amount that reflects the consideration the entity expects to be entitled in exchange for those goods or services. The FASB defines a five-step process which systematically identifies the various components of the revenue recognition process, culminating with the recognition of revenue upon satisfaction of an entity’s performance obligation. The guidance also requires additional disclosures about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from cost incurred to obtain or fulfill a contract. This guidance does not apply to contracts within the scope of Accounting Standards Codification

8

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

Topic 944, “Financial Services - Insurance.” ASU No. 2014-09 is effective retrospectively for period beginning after December 15, 2017. For those revenue streams within the scope of this Standard, there is no change to the timing of revenue recognition and, therefore, there is no impact on the Company’s financial statements. Upon adoption, the Company will include the required additional disclosures, where applicable.

Variable Annuity Reinsurance Agreement Amendment
Effective December 31, 2016, Jackson-NY amended its variable annuity reinsurance agreement with Jackson.

Prior to the amendment, the agreement ceded to Jackson 90% of the guaranteed minimum withdrawal benefits liability associated with variable annuity contracts issued by Jackson-NY. The purpose of the amendment is to transfer to Jackson 90% of the total variable annuity contract risk associated with variable annuities issued by Jackson-NY. This transfer allows for better alignment with risk mitigation strategies employed at the parent company level.

The amendment of the treaty allows for 90% of the entire variable annuity contract to be ceded to Jackson on a coinsurance basis (modified coinsurance for Separate Account liabilities) and covers all existing and future issues of variable annuity contracts issued by Jackson-NY.

This transaction resulted in a deferred gain of $242.9 million, ceded reserves of $1,148.9 million, which were reported in reinsurance recoverable, net and a payable to parent of $905.9 million. Additionally, as the underlying business is no longer retained, deferred acquisition costs of $341.0 million and deferred sales inducements of $0.7 million were written off. The deferred gain will be amortized into income over the life of the business, which is estimated to be 10 years.

The amendment was “non-disapproved” by the insurance departments of Michigan and New York, and the payable to parent was settled in 2017, through a transfer of $762.3 million in securities and the remainder in cash.

Comprehensive Income
Comprehensive income includes all changes in stockholder’s equity (except those arising from transactions with owner/stockholder) and, in the Company’s case, includes net income and net unrealized gains or losses on available for sale securities.

Investments
Fixed maturities consist primarily of bonds and asset-backed securities. Acquisition discounts and premiums on fixed maturities are amortized into investment income through call or maturity dates using the effective interest method. Discounts and premiums on asset-backed securities are amortized over the estimated redemption period. Certain asset-backed securities are considered to be other than high quality or otherwise deemed to be high-risk, meaning the Company might not recover substantially all of its recorded investment due to unanticipated prepayment events. For these securities, changes in investment yields due to changes in estimated future cash flows are accounted for on a prospective basis. The carrying value of such securities was $12.7 million and $15.6 million as of December 31, 2017 and 2016, respectively.

Fixed maturities are classified as available for sale and are carried at fair value. For declines in fair value considered to be other-than-temporary, an impairment charge reflecting the difference between the amortized cost basis and fair value is included in net realized losses on investments. If management believes the Company does not intend to sell the security and is not more likely than not to be required to sell the security prior to recovery of its amortized cost basis, an amount representing the non-credit related portion of a loss is reclassified out of net realized losses on investments and into other comprehensive income. In determining whether an other-than-temporary impairment has occurred, and in calculating the non-credit related component of the total impairment loss, the Company considers a number of factors, which are further described in Note 3.

Equity securities are classified as trading. Trading securities are carried at fair value with changes in value included in net investment income.

Policy loans are loans the Company issues to contract holders that use the cash surrender value of their life insurance policy or annuity contract as collateral.

9

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

Realized gains and losses on sales of investments are recognized in income at the date of sale and are determined using the specific cost identification method.

The changes in unrealized gains and losses on certain investments that are classified as available for sale and the non-credit related portion of other-than-temporary impairment charges are excluded from net income and included as a component of other comprehensive income and stockholder’s equity, net of tax, and the effect of the adjustment for deferred acquisition costs and deferred sales inducements.

Embedded Derivatives
Certain guarantees offered in connection with variable annuities issued by the Company contain embedded derivatives as defined by current accounting guidance. These derivatives, embedded in certain host liabilities that have been separated for accounting and financial reporting purposes, are carried at fair value. Jackson-NY’s guaranteed minimum income benefit (“GMIB”) book is reinsured through an unrelated party, and due to the net settlement provisions of the reinsurance agreement, this contract meets the definition of a derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value. Guaranteed minimum withdrawal benefits (“GMWB”) associated with variable annuities are reinsured through the contract that Jackson-NY has with its Parent. The direct GMWB reserve and related ceded reserves are also considered an embedded derivative and are carried at fair value. Further details regarding the fair values of these items are included in Note 4 and details regarding the reinsurance agreement are included in Note 6. Embedded derivative results are reported in death, other policy benefits and change in policy reserves.

Cash and Cash Equivalents
Cash and cash equivalents primarily include money market instruments and bank deposits.

Fair Value Measurement
Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All financial assets and liabilities measured at fair value are required to be classified into one of the following categories:

Level 1
Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include U.S. Treasury securities and exchange traded equity securities.

Level 2
Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most fixed maturity securities that are model priced using observable inputs are classified within Level 2.

Level 3
Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Embedded derivatives that are valued using unobservable inputs are included in Level 3. Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment may be used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company determines the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. As a result, both observable and unobservable inputs may be used in the determination of fair values that the Company has classified within Level 3.

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices, where available. The Company may also determine fair value based on estimated future cash flows discounted at the appropriate current market rate. When appropriate, fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and risk margins on unobservable inputs.

10

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

Where quoted market prices are not available, fair value estimates are made at a point in time, based on relevant market data, as well as the best information about the individual financial instrument. At times, illiquid market conditions may result in inactive markets for certain of the Company’s financial instruments. In such instances, there may be no or limited observable market data for these assets and liabilities. Fair value estimates for financial instruments deemed to be in an illiquid market are based on judgments regarding current economic conditions, liquidity discounts, currency, credit and interest rate risks, loss experience and other factors. These fair values are estimates and involve considerable uncertainty and variability as a result of the inputs selected and may differ materially from the values that would have been used had an active market existed. As a result of market inactivity, such calculated fair value estimates may not be realizable in an immediate sale or settlement of the instrument. In addition, changes in the underlying assumptions used in the fair value measurement technique could significantly affect these fair value estimates.

Refer to Note 4 for further discussion of the methodologies used to determine fair values of the Company’s financial instruments.

Deferred Acquisition Costs
Under current accounting guidance, certain costs that are directly related to the successful acquisition of new or renewal insurance business can be capitalized as deferred acquisition costs. These costs primarily pertain to commissions and certain costs associated with policy issuance and underwriting. All other acquisition costs are expensed as incurred.

Deferred acquisition costs are increased by interest thereon and amortized into income in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits, including realized gains and losses and embedded derivative movements, for annuities and interest-sensitive life products. Due to volatility of certain factors that affect gross profits, including realized capital gains and losses and embedded derivative movements, amortization may be a benefit or a charge in any given period. In the event of negative amortization, the related deferred acquisition cost balance is capped at the initial amount capitalized, plus interest. Unamortized deferred acquisition costs are written off when a contract is internally replaced and substantially changed.

As certain fixed maturities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. This adjustment, along with the change in net unrealized gains (losses) on fixed maturities available for sale, net of applicable tax, is credited or charged directly to stockholder’s equity as a component of other comprehensive income. At December 31, 2017 and 2016, deferred acquisition costs decreased by $7.8 million and $14.3 million, respectively, to reflect this adjustment.

For variable annuity business, the Company employs a mean reversion methodology that is applied with the objective of adjusting the amortization of deferred acquisition costs that would otherwise be highly volatile due to fluctuations in the level of future gross profits arising from changes in equity market levels.  The mean reversion methodology achieves this objective by applying a dynamic adjustment to the assumption for short-term future investment returns. Under this methodology, the projected returns for the next five years are set such that, when combined with the actual returns for the current and preceding two years, the average rate of return over the eight year period is 7.4%, after investment management fees for both 2017 and 2016. The mean reversion methodology does, however, include a cap and a floor of 15% and 0% per annum, respectively, on the projected return for each of the next five years. At December 31, 2017 and 2016, projected returns under mean reversion were within the range bounded by the 15% cap and 0% floor. At December 31, 2017 and 2016, projected returns after the next five years were set at 7.4%.

Deferred acquisition costs are reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts. Any amount deemed unrecoverable is written off with a charge through deferred acquisition costs amortization. No such write-offs were required for 2017 and 2015. As a result of the previously mentioned amended reinsurance agreement, deferred acquisition costs of $341.0 million were written off in 2016, as the business is no longer retained.

Deferred Sales Inducements
Under current accounting guidance, certain sales inducement costs that are directly related to the successful acquisition of new or renewal insurance business can be capitalized as deferred sales inducement costs. Bonus interest on deferred fixed annuities and contract enhancements on variable annuities are capitalized as deferred sales inducements. Deferred

11

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

sales inducements are increased by interest thereon and amortized into income in proportion to estimated gross profits, including realized capital gains and losses and embedded derivative movements. Due to volatility of certain factors that affect gross profits, including realized capital gains and losses and embedded derivative movements, amortization may be a benefit or a charge in any given period. In the event of negative amortization, the related deferred sales inducements balance is capped at the initial amount capitalized, plus interest. Unamortized deferred sales inducements are written off when a contract is internally replaced and substantially changed.

As certain fixed maturities available for sale are carried at fair value, an adjustment is made to deferred sales inducements equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. This adjustment, along with the change in net unrealized gains (losses) on fixed maturities available for sale, net of applicable tax, is credited or charged directly to stockholder’s equity as a component of other comprehensive income. At December 31, 2017 and 2016, deferred sales inducements decreased by $0.3 million and $0.5 million, respectively, to reflect this adjustment.

For variable annuity business, the Company employs the same mean reversion methodology as is employed for deferred acquisition costs as described above.

Deferred sales inducements are reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts. Any amount deemed unrecoverable is written off with a charge through deferred sales inducements amortization. No such write-offs were required for 2017 and 2015. As a result of the previously mentioned amended reinsurance agreement, deferred sales inducements of $0.7 million were written off in 2016, as the underlying business is no longer retained.

Actuarial Assumption Changes (Unlocking)
Annually, or as circumstances warrant, the Company conducts a comprehensive review of the assumptions used for its estimates of future gross profits underlying the amortization of deferred acquisition costs and deferred sales inducements, as well as the valuation of the embedded derivatives and reserves for life insurance and annuity products with living benefit and death benefit guarantees.  These assumptions include, but may not be limited to, policyholder behavior, mortality rates, expenses, investment returns and policy crediting rates.  Based on this review, the cumulative balances of deferred acquisition costs, deferred sales inducements and life and annuity guaranteed benefit reserves are adjusted with a corresponding benefit or charge to net income.

Reinsurance
The Company enters into ceded reinsurance agreements with other companies in the normal course of business.  Reinsurance agreements are reported on a gross basis on the Company’s balance sheets as an asset for amounts recoverable from reinsurers or as a component of other liabilities for amounts, such as premiums, owed to reinsurers.  Reinsurance ceded premiums and benefits provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.  Premium income and benefit expenses are reported net of insurance ceded.

Federal Income Taxes
The Company files a consolidated federal income tax return with Jackson, Brooke Life, and Squire Reassurance Company II, Inc.. The Company has entered into a written tax sharing agreement, which is generally based on separate return calculations. Intercompany balances are settled on a quarterly basis.

Deferred federal income taxes arise from the recognition of temporary differences between the basis of assets and liabilities determined for financial reporting purposes and the basis determined for income tax purposes. Such temporary differences are principally related to the effects of recording certain invested assets at market value, the deferral of policy acquisition costs and sales inducements and the provisions for future policy benefits and expenses. Deferred tax assets and liabilities are measured using the tax rates expected to be in effect when such benefits are realized. Jackson-NY is required to test the value of deferred tax assets for realizability. Deferred tax assets are reduced by a valuation allowance if, based on the weight of available positive and negative evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. In determining the need for a valuation allowance, the Company considers the carryback eligibility of losses, reversal of existing temporary differences, estimated future taxable income and tax planning strategies.

12

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

The determination of the valuation allowance for Jackson-NY’s deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance. In order to recognize a tax benefit in the financial statements, there must be a greater than fifty percent chance of success of the Company’s position being sustained by the relevant taxing authority with regard to that tax position. Management’s judgments are potentially subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitor pricing and other specific industry and market conditions.

The Company recognizes accrued interest and penalties, if any, related to unrecognized tax benefits as a component of tax expense.

Payable to Parent
As a result of the previously mentioned amended reinsurance agreement, the net payment of $905.9 million was reported as a payable to parent at December 31, 2016 and settled in 2017.

Deferred Gain on Reinsurance
As discussed above, Jackson-NY amended its variable annuity reinsurance agreement with Jackson in 2016. The original agreement resulted in a deferred gain of $0.9 million in 2009, which is being amortized into income over the life of the business. The reinsurance agreement amendment in 2016 resulted in an initial gain to Jackson-NY of $242.9 million, which was deferred and will be amortized into income over the life of the business.

Reserves for Future Policy Benefits and Claims Payable and Other Contract Holder Funds
For traditional life insurance contracts, which include term and whole life, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest, persistency and expenses plus provisions for adverse deviations. These assumptions are not unlocked unless the reserve is determined to be deficient. Interest rate assumptions range from 3.5% to 6.0%. Lapse, mortality, and expense assumptions are based primarily on Company experience in combination with that of its Parent. The Company’s liability for future policy benefits also includes net liabilities for guaranteed benefits related to certain nontraditional long-duration life and annuity contracts, which are further discussed in Note 8.

For the Company’s interest-sensitive life contracts, liabilities approximate the policyholder’s account value. For fixed deferred annuities and the fixed option on variable annuity contracts, the liability is the policyholder’s account value.

Contingent Liabilities
The Company is a party to legal actions and, at times, regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate their impact on the Company’s financial position. A reserve is established for contingent liabilities if it is probable that a loss has been incurred and the amount is reasonably estimable. It is possible that an adverse outcome in certain of the Company’s contingent liabilities, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company’s financial position. However, it is the opinion of management that the ultimate disposition of contingent liabilities is unlikely to have a material adverse effect on the Company's financial position.

Separate Account Assets and Liabilities
The Company maintains separate account assets associated with variable life and annuity contracts, which are reported at fair value. The related liabilities are reported at an amount equivalent to the separate account assets. Investment risks associated with market value changes are borne by the contract holders, except to the extent of minimum guarantees made by the Company. Refer to Note 8 for additional information regarding the Company’s contractual guarantees. Separate account net investment income, net investment realized and unrealized gains and losses, and the related liability changes are offset within the same line item in the income statements. Amounts assessed against the contract holders for mortality, variable annuity benefit guarantees, administrative, and other services are reported in revenue as fee income.

13

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

Revenue and Expense Recognition
Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished through provisions for future policy benefits and the deferral and amortization of certain acquisition costs.

Deposits on interest-sensitive life products and investment contracts, principally universal and variable universal life contracts and deferred annuities, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of investment income and charges assessed against the account value for mortality charges, surrenders, variable annuity benefit guarantees and administrative expenses. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to policyholder deposits. Underwriting and other direct acquisition expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished through deferral and amortization of acquisition costs and sales inducements. Expenses not related to policy acquisition are recognized when incurred.

Investment income is not accrued on securities in default and otherwise where the collection is uncertain. In these cases, receipts of interest on such securities are used to reduce the cost basis of the securities.

Subsequent Events
The Company has evaluated events through March 21, 2018, which is the date the financial statements were available to be issued.

3.	Investments

Investments are comprised primarily of fixed-income securities, primarily publicly-traded corporate and government bonds and asset-backed securities. Asset-backed securities include mortgage-backed and other structured securities. The Company generates the majority of its general account deposits from interest-sensitive individual annuity contracts on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities aims to ensure matching of the asset yield with the amounts credited to the interest-sensitive liabilities and to earn a stable return on its investments.

Fixed Maturities
The following table sets forth the composition of the fair value of fixed maturities at December 31, 2017, classified by rating categories as assigned by nationally recognized statistical rating organizations (“NRSRO”), the National Association of Insurance Commissioners (“NAIC”), or if not rated by such organizations, the Company’s affiliated investment advisor. At December 31, 2017, the carrying value of investments rated by the Company’s affiliated investment advisor was nil. For purposes of the table, if not otherwise rated higher by a NRSRO, NAIC Class 1 investments are included in the A rating, Class 2 in BBB, Class 3 in BB and Classes 4 through 6 in B and below.

Percent of Total
Fixed Maturities
Carrying Value
Investment Rating	December 31, 2017
AAA	15.0%
AA	7.7%
A	35.2%
BBB	36.7%
Investment grade	94.6%
BB	3.2%
B and below	2.2%
Below investment grade	5.4%
Total fixed maturities	100.0%

14

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

At December 31, 2017, based on ratings by NRSROs, of the total carrying value of fixed maturities in an unrealized loss position, 79% were investment grade, 4% were below investment grade and 17% were not rated. Unrealized losses on fixed maturities that were below investment grade or not rated were approximately 27% of the aggregate gross unrealized losses on available for sale fixed maturities.

Corporate securities in an unrealized loss position were diversified across industries. As of December 31, 2017, the industries accounting for the larger percentage of unrealized losses included utility (27% of corporate gross unrealized losses) and consumer goods (14%). The largest unrealized loss related to a single corporate obligor was $249 thousand at December 31, 2017. At December 31, 2017 and 2016, the amortized cost, gross unrealized gains and losses, fair value and non-credit other-than-temporary impairment (“OTTI”) of available for sale fixed maturities were as follows (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Non-credit
December 31, 2017	Cost	Gains	Losses	Value	OTTI (1)
Fixed Maturities
U.S. government securities	$36,169	$11	$2,177	$34,003	$—
Other government securities	2,710	—	156	2,554	—
Public utilities	87,463	1,732	772	88,423	—
Corporate securities	743,833	21,740	2,118	763,455	—
Residential mortgage-backed	30,436	1,548	221	31,763	(1,269)
Commercial mortgage-backed	105,330	2,173	390	107,113	—
Other asset-backed securities	107,027	1,858	508	108,377	(691)
Total fixed maturities	$1,112,968	$29,062	$6,342	$1,135,688	$(1,960)

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Non-credit
December 31, 2016	Cost	Gains	Losses	Value	OTTI (1)
Fixed Maturities
U.S. government securities	$61,779	$118	$3,573	$58,324	$—
Other government securities	5,896	—	552	5,344	—
Public utilities	164,373	8,505	1,773	171,105	—
Corporate securities	1,256,447	38,660	10,887	1,284,220	—
Residential mortgage-backed	41,674	1,661	294	43,041	(1,430)
Commercial mortgage-backed	204,491	3,664	1,926	206,229	—
Other asset-backed securities	145,703	1,454	816	146,341	(691)
Total fixed maturities	$1,880,363	$54,062	$19,821	$1,914,604	$(2,121)

(1) Represents the amount of cumulative non-credit OTTI gains (losses) recognized in other comprehensive income for securities on which credit impairments have been recorded.

15

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

The amortized cost, gross unrealized gains and losses, and fair value of fixed maturities at December 31, 2017, by contractual maturity, are shown below (in thousands). Actual maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Due in 1 year or less	$28,521	$293	$—	$28,814
Due after 1 year through 5 years	255,448	9,404	230	264,622
Due after 5 years through 10 years	569,340	12,621	4,818	577,143
Due after 10 years through 20 years	16,866	1,165	175	17,856
Due after 20 years	—	—	—	—
Residential mortgage-backed	30,436	1,548	221	31,763
Commercial mortgage-backed	105,330	2,173	390	107,113
Other asset-backed securities	107,027	1,858	508	108,377
Total	$1,112,968	$29,062	$6,342	$1,135,688

Securities with a carrying value of $509 thousand and $521 thousand at December 31, 2017 and 2016, respectively, were on deposit with the state of New York as required by state insurance law.

Residential mortgage-backed securities (“RMBS”) include certain RMBS which are collateralized by residential mortgage loans and are neither explicitly nor implicitly guaranteed by U.S. government agencies (“non-agency RMBS”). The Company’s non-agency RMBS include investments in securities backed by prime, Alt-A, and subprime loans as follows (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2017	Cost	Gains	Losses	Value
Prime	$6,895	$365	$—	$7,260
Alt-A	4,791	738	—	5,529
Subprime	6,951	24	221	6,754
Total non-agency RMBS	$18,637	$1,127	$221	$19,543

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2016	Cost	Gains	Losses	Value
Prime	$8,863	$494	$55	$9,302
Alt-A	7,436	472	1	7,907
Subprime	10,578	116	238	10,456
Total non-agency RMBS	$26,877	$1,082	$294	$27,665

The Company defines its exposure to non-agency residential mortgage loans as follows. Prime loan-backed securities are collateralized by mortgage loans made to the highest rated borrowers. Alt-A loan-backed securities are collateralized by mortgage loans made to borrowers who lack credit documentation or necessary requirements to obtain prime borrower rates. Subprime loan-backed securities are collateralized by mortgage loans made to borrowers that have a FICO score of 680 or lower.

16

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

The following table summarizes the number of securities, fair value and the related amount of gross unrealized losses aggregated by investment category and length of time that individual fixed maturities have been in a continuous loss position (dollars in thousands):

	December 31, 2017			December 31, 2016
	Less than 12 months			Less than 12 months
	Gross			Gross
	Unrealized	Fair	# of	Unrealized	Fair	# of
	Losses	Value	securities	Losses	Value	securities
Fixed Maturities
U.S. government securities	$—	$—	—	$3,572	$47,734	1
Other government securities	—	—	—	553	5,344	2
Public utilities	31	3,204	4	1,773	50,692	23
Corporate securities	819	75,802	68	9,660	349,571	201
Residential mortgage-backed	1	184	1	1	1,678	1
Commercial mortgage-backed	119	19,781	14	1,926	57,685	32
Other asset-backed securities	188	28,146	27	668	72,617	52
Total temporarily impaired
securities	$1,158	$127,117	114	$18,153	$585,321	312

	12 months or longer			12 months or longer
	Gross			Gross
	Unrealized	Fair	# of	Unrealized	Fair	# of
	Losses	Value	securities	Losses	Value	securities
Fixed Maturities
U.S. government securities	$2,177	$33,494	1	$—	$—	—
Other government securities	156	2,554	1	—	—	—
Public utilities	741	28,048	12	—	—	—
Corporate securities	1,299	50,142	37	1,227	29,381	20
Residential mortgage-backed	220	5,641	2	293	8,901	4
Commercial mortgage-backed	271	8,155	7	—	—	—
Other asset-backed securities	320	23,750	26	148	3,698	7
Total temporarily impaired
securities	$5,184	$151,784	86	$1,668	$41,980	31

	Total			Total
	Gross			Gross
	Unrealized	Fair	# of	Unrealized	Fair	# of
	Losses	Value	securities	Losses	Value	securities
Fixed Maturities
U.S. government securities	$2,177	$33,494	1	$3,572	$47,734	1
Other government securities	156	2,554	1	553	5,344	2
Public utilities	772	31,252	16	1,773	50,692	23
Corporate securities	2,118	125,944	105	10,887	378,952	221
Residential mortgage-backed	221	5,825	3	294	10,579	5
Commercial mortgage-backed	390	27,936	21	1,926	57,685	32
Other asset-backed securities	508	51,896	53	816	76,315	59
Total temporarily impaired
securities	$6,342	$278,901	200	$19,821	$627,301	343

17

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

Other-Than-Temporary Impairments on Available For Sale Securities
The Company periodically reviews its available for sale fixed maturities on a case-by-case basis to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss and the reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

Securities the Company determines are underperforming or potential problem securities are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration that has led to a significant decline in fair value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness.

In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and exercises considerable judgment in determining whether a security is other-than-temporarily impaired. Assessment factors include judgments about an obligor’s current and projected financial position, an issuer’s current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing the obligations and the macro-economic and micro-economic outlooks for specific industries and issuers. This assessment may also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing capabilities.

Among the specific factors considered are whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, and the likelihood of recovering the carrying value based on the near-term prospects of the issuer. Unrealized losses that are considered to be primarily the result of market conditions (e.g., minor increases in interest rates, temporary market illiquidity or volatility or industry-related events) and where the Company also believes there exists a reasonable expectation for recovery in the near term are usually determined to be temporary. To the extent that factors contributing to impairment losses recognized affect other investments, such investments are also reviewed for other-than-temporary impairment and losses are recorded when appropriate.

In addition to the review procedures described above, investments in asset-backed securities where market prices are depressed are subject to a review of their future estimated cash flows, including expected and stress case scenarios, to identify potential shortfalls in contractual payments. These estimated cash flows are developed using available performance indicators from the underlying assets including current and projected default or delinquency rates, levels of credit enhancement, current subordination levels, vintage, expected loss severity and other relevant characteristics. These estimates reflect a combination of data derived by third parties and internally developed assumptions. Where possible, this data is benchmarked against third-party sources.

Even in the case of severely depressed market values on asset-backed securities, the Company places significant reliance on the results of its cash flow testing and its lack of an intent to sell these securities until their fair values recover when reaching other-than-temporary impairment conclusions with regard to these securities. Other-than-temporary impairment charges are recorded on asset-backed securities when the Company forecasts a contractual payment shortfall.

The Company recognizes other-than-temporary impairments on debt securities in an unrealized loss position when any of the following circumstances exists:

•	The Company does not expect full recovery of the amortized cost based on the discounted cash flows estimated to be collected;

•	The Company intends to sell a security; or,

•	It is more likely than not that the Company will be required to sell a security prior to recovery.

18

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

For mortgage-backed securities, credit impairment is assessed using a cash flow model that estimates the cash flows on the underlying mortgages, using the security-specific collateral characteristics and transaction structure. The model estimates cash flows from the underlying mortgage loans and distributes those cash flows to various tranches of securities, considering the transaction structure and any subordination and credit enhancements existing in that structure. The cash flow model incorporates actual cash flows on the mortgage-backed securities through the current period and then projects the remaining cash flows using a number of assumptions, including prepayment speeds, default rates and loss severity.

Specifically for prime and Alt-A RMBS, the assumed default percentage is dependent on the severity of delinquency status, with foreclosures and real estate owned receiving higher rates, but also includes the currently performing loans. As of December 31, 2017, and 2016, assumed default rates for delinquent loans ranged from 15% to 100%. At December 31, 2017 and 2016, assumed loss severities were applied to generate and analyze cash flows of each security and ranged from 25% to 70%.

These estimates reflect a combination of data derived by third-parties and internally developed assumptions. Where possible, this data is benchmarked against other third-party sources. In addition, these estimates are extrapolated along a default timing curve to estimate the total lifetime pool default rate.

Other-than-temporary impairments are calculated as the difference between amortized cost and fair value. For other-than-temporarily impaired securities where Jackson-NY does not intend to sell the security and it is not more likely than not that Jackson-NY will be required to sell the security prior to recovery, total other-than-temporary impairments are reduced by the non-credit portion of the other-than-temporary impairments, which are recognized in other comprehensive income. The resultant net other-than-temporary impairments recorded in net income reflect only the credit loss on the other-than-temporarily impaired securities. The amortized cost of the other-than-temporarily impaired securities is reduced by the amount of this credit loss.

For securities that were deemed to be other-than-temporarily impaired and for which a non-credit loss was recorded in other comprehensive income, the amount recorded as an unrealized gain (loss) represents the difference between the fair value and the new amortized cost basis of the securities. The unrealized gain (loss) on other-than-temporarily impaired securities is recorded in other comprehensive income.

The following table summarizes net realized gains (losses) on investments (in thousands):

	Years Ended December 31,
	2017	2016	2015
Available-for-sale securities
Realized gains on sale	$33,647	$19,726	$4,175
Realized losses on sale	(6,623)	(6,529)	(3,146)
Impairments:
Total other-than-temporary impairments	(151)	(2,440)	(1,525)
Portion of other-than-temporary impairments
included in other comprehensive income	126	142	(32)
Net other-than-temporary impairments	(25)	(2,298)	(1,557)
Other	34	17	18
Net realized gains (losses) on investments	$27,033	$10,916	$(510)

The aggregate fair value of securities sold at a loss for the years ended December 31, 2017, 2016, and 2015 was $205.8 million, $55.7 million, and $16.4 million, respectively, which was approximately 97%, 90%, and 84% of book value, respectively.

19

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

The following summarizes the current year activity for credit losses recognized in net income on debt securities where an other-than-temporary impairment was identified and the non-credit portion of the other-than-temporary impairment was included in other comprehensive income (in thousands):

	Years Ended December 31,
	2017	2016
Cumulative credit loss beginning balance	$5,092	$8,673
Additions:
New credit losses	—	2,132
Incremental credit losses	25	166
Reductions:
Securities sold, paid down or disposed of	(1,425)	(5,588)
Securities where there is intent to sell	—	(291)
Cumulative credit loss ending balance	$3,692	$5,092

There are inherent uncertainties in assessing the fair values assigned to the Company’s investments and in determining whether a decline in fair value is other-than-temporary. The Company’s reviews of net present value and fair value involve several criteria including economic conditions, credit loss experience, other issuer-specific developments and estimated future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the financial statements, unrealized losses currently reported in accumulated other comprehensive income may be recognized in the income statements in future periods.

The Company currently has no intent to sell securities with unrealized losses considered to be temporary until they mature or recover in value and believes that it has the ability to do so. However, if the specific facts and circumstances surrounding an individual security, or the outlook for its industry sector change, the Company may sell the security prior to its maturity or recovery and realize a loss.

Securities Lending
The Company has entered into a securities lending agreement with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. This agreement is subject to master netting arrangements and collateral arrangements, which creates a right of offset for amounts due to and due from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company recognizes amounts subject to master netting arrangements on a gross basis within the balance sheets.

As of December 31, 2017 and 2016, the estimated fair value of loaned securities was $5.3 million and $10.5 million, respectively. The agreements require a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis. At December 31, 2017 and 2016, cash collateral received in the amount of $5.5 million and $10.7 million, respectively, was invested by the agent bank and included in cash and cash equivalents of the Company. A securities lending payable for the overnight and continuous loans is included in other liabilities in the amount of cash collateral received.

Securities lending transactions are used to generate income. Income and expenses associated with these transactions are reported in net investment income.

20

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

4.	Fair Value Measurements

The following chart summarizes the fair value and carrying value of Jackson-NY’s financial instruments (in thousands). The basis for determining the fair value of each instrument is described in Note 2.

	December 31, 2017		December 31, 2016
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
Fixed maturities	$1,135,688	$1,135,688	$1,914,604	$1,914,604
Trading securities	444	444	144	144
Policy loans	286	286	299	299
Cash and cash equivalents	132,594	132,594	247,616	247,616
Reinsurance recoverable, net (1)	1,187,349	2,077,502	1,246,315	1,843,926
Separate account assets	11,673,333	11,673,333	9,638,780	9,638,780

Liabilities
Annuity reserves (2)	$1,806,978	$2,783,139	$1,900,114	$2,551,445
Securities lending payable	5,539	5,539	10,744	10,744
Separate account liabilities	11,673,333	11,673,333	9,638,780	9,638,780

(1) Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance and variable annuity general account reinsurance agreements.

(2) Annuity reserves represent only the components of other contract holder funds and reserves for future policy benefits and claims payable that are considered to be financial instruments.

The following is a discussion of the methodologies used to determine fair values of the financial instruments measured on both a recurring and nonrecurring basis reported in the following tables.

Fixed Maturity and Trading Securities
The fair values for fixed maturity and trading securities are determined using information available from independent pricing services, broker-dealer quotes, or internally derived estimates. Priority is given to publicly available prices from independent sources, when available. Securities for which the independent pricing service does not provide a quotation are either submitted to independent broker-dealers for prices or priced internally. Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, credit spreads, liquidity premiums, and/or estimated cash flows based on default and prepayment assumptions.

As a result of typical trading volumes and the lack of specific quoted market prices for most fixed maturities, independent pricing services will normally derive the security prices through recently reported trades for identical or similar securities, making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the independent pricing services and broker-dealers may use matrix or pricing model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at relevant market rates. Certain securities are priced using broker-dealer quotes, which may utilize proprietary inputs and models. Additionally, the majority of these quotes are non-binding.

Included in the pricing of asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment assumptions believed to be relevant for the underlying collateral. Actual prepayment experience may vary from these estimates.

Internally derived estimates may be used to develop a fair value for securities for which the Company is unable to obtain either a reliable price from an independent pricing service or a suitable broker-dealer quote. These fair value estimates may incorporate Level 2 and Level 3 inputs and are generally derived using expected future cash flows,

21

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

discounted at market interest rates available from market sources based on the credit quality and duration of the instrument. For securities that may not be reliably priced using these internally developed pricing models, a fair value may be estimated using indicative market prices. These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable or corroborated by market observable information and, therefore, represent Level 3 inputs.

The Company performs a monthly analysis on the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and ongoing review of third party pricing service methodologies, review of pricing statistics and trends, back testing recent trades and monitoring of trading volumes. In addition, the Company considers whether prices received from independent broker-dealers represent a reasonable estimate of fair value through the use of internal and external cash flow models, which are developed based on spreads and, when available, market indices. As a result of this analysis, if the Company determines there is a more appropriate fair value based upon the available market data, the price received from the third party may be adjusted accordingly.

For those securities that were internally valued at December 31, 2017 and 2016, the pricing model used by the Company utilizes current spread levels of similarly rated securities to determine the market discount rate for the security.  Furthermore, appropriate risk premiums for illiquidity and non-performance are incorporated in the discount rate.  Cash flows, as estimated by the Company using issuer-specific default statistics and prepayment assumptions, are discounted to determine an estimated fair value.

On an ongoing basis, the Company reviews the independent pricing services’ valuation methodologies and related inputs, and evaluates the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy distribution based upon trading activity and the observability of market inputs. Based on the results of this evaluation, each price is classified into Level 1, 2, or 3. Most prices provided by independent pricing services, including broker quotes, are classified into Level 2 due to their use of market observable inputs.

Policy Loans
Policy loans are funds provided to policyholders in return for a claim on the policies values and function like demand deposits which are redeemable upon repayment, death or surrender, and there is only one market price at which the transaction could be settled - the then current carrying value.  The funds provided are limited to the cash surrender value of the underlying policy.  The nature of policy loans is to have a negligible default risk as the loans are fully collateralized by the value of the policy.  Policy loans do not have a stated maturity and the balances and accrued interest are repaid either by the policyholder or with proceeds from the policy.  Due to the collateralized nature of policy loans and unpredictable timing of payments, the Company believes the carrying value of policy loans approximates fair value.

Cash and Cash Equivalents
Cash and cash equivalents primarily include money market instruments and bank deposits. Money market instruments are valued using unadjusted quoted prices in active markets and are classified as Level 1.

Reinsurance Recoverable
Reinsurance recoverable includes ceded amounts related to both variable annuity guaranteed benefit reserves and variable annuity general account fund balances. Certain ceded guaranteed benefit reserves are carried at fair value, as discussed below. Fair values of general account fund balances are determined using projected future cash flows discounted at current market rates.

Separate Account Assets and Liabilities
Separate account assets are comprised of investments in mutual funds that transact regularly, but do not trade in active markets as they are not publically available, are categorized as Level 2 assets. The value of separate account liabilities are set equal to the values of separate account assets.

22

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

Other Contract Holder Funds
Fair values for immediate annuities without mortality features are derived by discounting the future estimated cash flows using current market interest rates for similar maturities. Fair values for deferred annuities are determined using projected future cash flows discounted at current market interest rates.

Securities Lending Payable
The Company’s securities lending payable, which is included in other liabilities, is set equal to the cash collateral received. Due to the short-term nature of the loans, carrying value is a reasonable estimate of fair value and is classified as Level 2.

Certain Guaranteed Benefits
Variable annuity contracts issued by the Company offer various guaranteed minimum death, withdrawal, and income benefits. Certain benefits, primarily non-life contingent GMWBs and the reinsurance recoverable on the Company’s GMIBs, are recorded at fair value. Guaranteed benefits that are not subject to fair value accounting are accounted for as insurance benefits.

Non-life contingent components of GMWBs are recorded at fair value with changes in fair value recorded in death, other policy benefits and change in policy reserves. The fair value of the reserve is based on the expectations of future benefit payments and certain future fees associated with the benefits. At the inception of the contract, the Company attributes to the embedded derivative a portion of total fees collected from the contract holder, which is then held static in future valuations. Those fees, generally referred to as the attributed fees, are set such that the present value of the attributed fees is equal to the present value of future claims expected to be paid under the guaranteed benefit at the inception of the contract. In subsequent valuations, both the present value of future benefits and the present value of attributed fees are revalued based on current market conditions and policyholder behavior assumptions. The difference between each of the two components represents the fair value of the embedded derivative. The ceded reserves for these products are calculated based on the assuming company’s share of the direct reserve.

Jackson-NY’s GMIB book is reinsured through an unrelated party, and due to the net settlement provisions of the reinsurance agreement, this contract meets the definition of a derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value, with changes in fair value recorded in death, other policy benefits and change in policy reserves. Due to the inability to economically reinsure or hedge new issues of the GMIB, the Company discontinued offering the benefit in 2009.

Fair values for direct and ceded GMWB embedded derivatives, as well as GMIB reinsurance recoverables, are calculated using internally developed models because active, observable markets do not exist for those guaranteed benefits.

The fair value calculation is based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts. Estimating these cash flows requires numerous estimates and subjective judgments related to capital market inputs, as well as actuarially determined assumptions related to expectations concerning policyholder behavior. Capital market inputs include expected market rates of return, market volatility, correlations of market index returns to funds, fund performance and discount rates. The more significant actuarial assumptions include benefit utilization by policyholders under varying conditions, fund allocation, persistency, mortality, and withdrawal rates. Best estimate assumptions plus risk margins are used as applicable.

At each valuation date, the Company assumes expected returns based on the greater of LIBOR swap rates and constant maturity treasury rates as of that date to determine the value of expected future cash flows produced in a stochastic process. Volatility assumptions are based on a weighting of available market data for implied market volatility for durations up to 10 years, grading to a historical volatility level by year 15, where such long-term historical volatility levels contain an explicit risk margin. Additionally, non-performance risk is incorporated into the calculation through the use of discount rates based on a AA corporate credit curve as an approximation of Jackson-NY’s own credit risk. Risk margins are also incorporated into the model assumptions, particularly for policyholder behavior. Estimates of future policyholder behavior are subjective and are based primarily on the Company’s experience and that of its Parent.

23

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

The use of the models and assumptions described above requires a significant amount of judgment. Management believes the aggregation of each of these components results in an amount that the Company would be required to transfer for a liability, or receive for an asset, to or from a willing buyer or seller, if one existed, for those market participants to assume the risks associated with the guaranteed benefits and the related reinsurance. However, the ultimate settlement amount of the asset or liability, which is currently unknown, could likely be significantly different than the fair value.

Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table summarizes the Company’s assets and liabilities that are carried at fair value by hierarchy levels (in thousands):

	December 31, 2017
	Total	Level 1	Level 2	Level 3
Assets
Fixed maturities
U.S. government securities	$34,003	$34,003	$—	$—
Other government securities	2,554	—	2,554	—
Public utilities	88,423	—	88,423	—
Corporate securities	763,455	—	763,455	—
Residential mortgage-backed	31,763	—	31,763	—
Commercial mortgage-backed	107,113	—	107,113	—
Other asset-backed securities	108,377	—	108,377	—
Trading securities	444	—	444	—
Reinsurance recoverable, net (1)	110,326	—	—	110,326
Separate account assets	11,673,333	—	11,673,333	—
Total	$12,919,791	$34,003	$12,775,462	$110,326

Liabilities
Embedded derivative liability	$109,052	$—	$—	$109,052

	December 31, 2016
	Total	Level 1	Level 2	Level 3
Assets
Fixed maturities
U.S. government securities	$58,324	$58,324	$—	$—
Other government securities	5,344	—	5,344	—
Public utilities	171,105	—	171,105	—
Corporate securities	1,284,220	—	1,284,220	—
Residential mortgage-backed	43,041	—	43,041	—
Commercial mortgage-backed	206,229	—	206,229	—
Other asset-backed securities	146,341	—	146,341	—
Trading securities	144	144	—	—
Reinsurance recoverable, net (1)	136,412	—	—	136,412
Separate account assets	9,638,780	—	9,638,780	—
Total	$11,689,940	$58,468	$11,495,060	$136,412

Liabilities
Embedded derivative liability	$132,987	$—	$—	$132,987

(1) Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.

24

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

Level 3 Assets and Liabilities by Price Source
The table below presents the balances of Level 3 assets and liabilities measured at fair value with their corresponding pricing sources (in thousands):

	December 31, 2017
Assets	Total	Internal	External
Reinsurance recoverable, net (1)	$110,326	$110,326	$—

Liabilities
Embedded derivative liability	$109,052	$109,052	$—

	December 31, 2016
Assets	Total	Internal	External
Reinsurance recoverable, net (1)	$136,412	$136,412	$—

Liabilities
Embedded derivative liability	$132,987	$132,987	$—

Quantitative Information Regarding Internally-Priced Level 3 Assets and Liabilities
The table below presents quantitative information on significant internally-priced Level 3 assets and liabilities (in thousands):

	December 31, 2017
	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Range (Weighted Average)	Impact of Increase in Input on Fair Value
Assets
Reinsurance recoverable, net (1)	$110,326	Discounted cash flow	See below	See below	See below

Liabilities
Embedded derivative liability	$109,052	Discounted cash flow	See below	See below	See below

	December 31, 2016
	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Range (Weighted Average)	Impact of Increase in Input on Fair Value
Assets
Reinsurance recoverable, net (1)	$136,412	Discounted cash flow	See below	See below	See below

Liabilities
Embedded derivative liability	$132,987	Discounted cash flow	See below	See below	See below

(1) Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.

Sensitivity to Changes in Unobservable Inputs
The following is a general description of sensitivities of significant unobservable inputs and their impact on the fair value measurement, for the assets and liabilities reflected in the table above.

For these assets, their unobservable inputs and ranges of possible inputs do not materially affect their fair valuations and have been excluded from the quantitative information in the table above.

25

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

The GMIB reinsurance recoverable fair value calculation is based on the present value of future cash flows comprised of future expected reinsurance benefit receipts, less future attributed premium payments to reinsurers, over the lives of the contracts. Estimating these cash flows requires actuarially determined assumptions related to expectations concerning policyholder behavior and long-term market volatility. The more significant policyholder behavior actuarial assumptions include benefit utilization, fund allocation, persistency, and mortality. In general, an increase (decrease) in assumed benefit utilization would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in allocation to equity funds would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in assumed persistency would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in assumed mortality would decrease (increase) the fair value of the reinsurance recoverable; and an increase (decrease) in long-term market volatility would increase (decrease) the fair value of the reinsurance recoverable.

Embedded derivative liabilities classified in Level 3 represent the fair value of GMWB liabilities.  These fair value calculations are based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts.   Estimating these cash flows requires actuarially determined assumptions related to expectations concerning policyholder behavior and long-term market volatility.  The more significant policyholder behavior actuarial assumptions include benefit utilization, fund allocation, persistency, and mortality.  In general, an increase (decrease) in assumed benefit utilization would increase (decrease) the fair value of the liabilities; an increase (decrease) in allocation to equity funds would increase (decrease) the fair value of the liabilities; an increase (decrease) in assumed persistency would increase (decrease) the fair value of the liabilities; an increase (decrease) in assumed mortality would decrease (increase) the fair value of the liabilities; and an increase (decrease) in long-term market volatility would increase (decrease) the fair value of the liabilities.

GMWB reinsurance recoverable fair value calculations are based on the assuming company’s share of the direct reserve, which is described above. The more significant actuarial assumptions include benefit utilization, fund allocation, persistency, mortality, and long-term market volatility. In general, an increase (decrease) in assumed benefit utilization would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in allocation to equity funds would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in assumed persistency would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in assumed mortality would decrease (increase) the fair value of the reinsurance recoverable; and an increase (decrease) in long-term market volatility would increase (decrease) the fair value of the reinsurance recoverable.

26

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

The tables below provide rollforwards for 2017 and 2016 of the financial instruments for which significant unobservable inputs (Level 3) are used in the fair value measurement. Gains and losses in the table below include changes in fair value due partly to observable and unobservable factors. Additionally, the Company’s policy for determining and disclosing transfers between levels is to recognize transfers using the beginning of period balances.

		Total Realized/Unrealized Gains (Losses) Included in
				Purchases,
	Fair Value			Sales,		Fair Value
	as of		Other	Issuances	Transfers in	as of
	January 1,	Net	Comprehensive	and	and/or out	December 31,
(in thousands)	2017	Income	Income	Settlements	of Level 3	2017
Assets
Reinsurance recoverable, net (1)	$136,412	$(26,086)	$—	$—	$—	$110,326

Liabilities
Embedded derivative liability	$(132,987)	$23,935	$—	$—	$—	$(109,052)

		Total Realized/Unrealized Gains (Losses) Included in
				Purchases,
	Fair Value			Sales,		Fair Value
	as of		Other	Issuances	Transfers in	as of
	January 1,	Net	Comprehensive	and	and/or out	December 31,
(in thousands)	2016	Income	Income	Settlements	of Level 3	2016
Assets
Commercial mortgage-backed	$46	$1,360	$(46)	$(1,360)	$—	$—
Reinsurance recoverable, net (1)	134,580	1,832	—	—	—	136,412

Liabilities
Embedded derivative asset (liability)	$(129,386)	$(3,601)	$—	$—	$—	$(132,987)

(1) Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.

The components of the amounts included in purchases, sales, issuances, and settlements for year ended December 31, 2016 shown above are as follows (in thousands):

	December 31, 2016
	Purchases	Sales	Issuances	Settlements	Total
Assets
Commercial mortgage-backed	$—	$(1,360)	$—	$—	$(1,360)

There were no transfers between Level 2 and Level 3 in 2017 or 2016. In addition, there were no transfers between Level 1 and 2 of the fair value hierarchy in 2017 or 2016.

27

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

The portion of gains (losses) included in net income or other comprehensive income attributable to the change in unrealized gains and losses on Level 3 financial instruments still held at December 31, 2017 and 2016, was as follows (in thousands):

	2017	2016
Assets
Reinsurance recoverable, net (1)	$(28,086)	$1,832

Liabilities
Embedded derivative liability	$23,935	$(3,601)

(1) Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.

Fair Value of Financial Instruments Carried at Other Than Fair Value
The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value (in thousands):

		December 31, 2017		December 31, 2016
	Fair Value Hierarchy Level	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
Policy loans	Level 3	$286	$286	$299	$299
Reinsurance recoverable, net (1)	Level 3	1,077,023	1,967,176	1,109,903	1,707,514

Liabilities
Annuity reserves (2)	Level 3	$1,697,926	$2,674,087	$1,767,127	$2,418,458
Securities lending payable	Level 2	5,539	5,539	10,744	10,744
Separate account liabilities (3)	Level 2	11,673,333	11,673,333	9,638,780	9,638,780

(1) Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the variable annuity general account reinsurance agreement.
(2) Annuity reserves represent only the components of other contract holder funds that are considered to be financial instruments.
(3) The values of separate account liabilities are set equal to the values of separate account values.

28

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

5.	Deferred Acquisition Costs and Deferred Sales Inducements

The balances of and changes in deferred acquisition costs, as of and for the years ended December 31, were as follows (in thousands):

	2017	2016	2015
Balance, beginning of year	$52,578	$359,229	$297,583
Deferrals of acquisition costs	6,696	68,482	83,978
Amortization related to:
Operations	(7,276)	(35,422)	(47,196)
Net realized (gains) losses	(3,683)	(1,669)	92
DAC write off (1)	—	(340,964)	—
Total amortization	(10,959)	(378,055)	(47,104)
Unrealized investment losses	6,520	2,922	24,772
Balance, end of year	$54,835	$52,578	$359,229

(1) See Note 2 for description of Variable Annuity reinsurance agreement amendment.

The balances of and changes in deferred sales inducements, as of and for the years ended December 31, were as follows (in thousands):

	2,017	2,016	2,015
Balance, beginning of year	$2,524	$5,486	$5,661
Deferrals of sales inducements	96	205	400
Amortization related to:
Operations	(592)	(2,779)	(1,918)
Net realized losses	9	47	3
SIA write off (1)	—	(743)	—
Total amortization	(583)	(3,475)	(1,915)
Unrealized investment losses	221	308	1,340
Balance, end of year	$2,258	$2,524	$5,486

(1) See Note 2 for description of Variable Annuity reinsurance agreement amendment.

6.	Reinsurance

The Company cedes reinsurance to unaffiliated insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The Company reinsures certain of its risks to other reinsurers under a yearly renewable term or coinsurance basis. The Company regularly monitors the financial strength rating of reinsurers.

As discussed in Note 2, Jackson-NY also cedes 90% of the risk associated with variable annuities to its Parent on a coinsurance/modified coinsurance basis.

Premiums ceded to Jackson for guaranteed minimum withdrawal benefits prior to the amendment effective December 31, 2016 were $84.9 million and $74.1 million in 2016 and 2015, respectively.

Gross fees in 2017 totaled $267.3 million, with $240.2 million ceded under the coinsurance agreement.

29

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

The effect of reinsurance on premiums was as follows (in thousands):

	Years Ended December 31,
	2017	2016	2015
Direct premiums	$334	$337	$373
Less reinsurance ceded:
Life	(246)	(226)	(287)
Annuity	(78)	(117,039)	(74,975)
Net premiums	$10	$(116,928)	$(74,889)

Death, other policy benefits, and change in policy reserves, net of deferrals, is net of change in GMWB reserves ceded of $20.5 million, $4.8 million, and $19.8 million in 2017, 2016, and 2015, respectively.

Components of the reinsurance recoverable were as follows (in thousands):

	December 31,
	2017	2016
Reinsurance recoverable:
Ceded reserves	$1,231,696	$1,262,662
Ceded claims liability	27,941	28,732
Ceded claims paid	21,613	—
Ceded benefit payments/transfers	283,347	—
Total	$1,564,597	$1,291,394

Reinsurance recoverable from the Parent totaled $1,561.6 million and $1,287.8 million at December 31, 2017 and 2016, respectively.

The following table sets forth the Company’s net life insurance in-force (in thousands):

	December 31,
	2017	2016
Direct life insurance in-force	$213,526	$223,497
Amounts ceded to other companies	(162,629)	(170,472)
Net life insurance in-force	$50,897	$53,025

7.	Reserves for Future Policy Benefits and Claims Payable and Deposits on Investment Contracts

The following table sets forth the Company’s reserves for future policy benefits and claims payable balances (in thousands):

	December 31,
	2017	2016
Traditional life	$2,067	$2,211
Guaranteed benefits	153,587	149,799
Claims payable and Other	42,546	41,172
Total	$198,200	$193,182

For traditional life insurance contracts, which include term and whole life, reserves are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest rates, persistency and expenses, plus provisions for adverse deviation. These assumptions are not unlocked unless the reserve is determined to be deficient.

30

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

The Company’s liability for future policy benefits also includes liabilities for guaranteed benefits related to certain nontraditional long-duration life and annuity contracts, which are further discussed in Note 8.

The following table sets forth the Company’s liabilities for deposits on investment contracts (in thousands):

	December 31,
	2017	2016
Interest-sensitive life	$5,609	$5,584
Variable annuity fixed option	1,211,677	1,251,960
Fixed annuity	527,409	560,681
Total	$1,744,695	$1,818,225
For interest-sensitive life contracts, liabilities approximate the policyholder’s account value. For fixed annuities, the liability is the policyholder’s account value. At December 31, 2017, the Company had interest sensitive life business with minimum guaranteed interest rates ranging from 3.0% to 4.0%, with a 3.98% average guaranteed rate and fixed interest rate annuities with minimum guaranteed rates ranging from 1.0% to 3.0% and a 2.01% average guaranteed rate.

At both December 31, 2017 and 2016, approximately 95%, of the Company’s interest sensitive life business account values correspond to crediting rates that are at the minimum guaranteed interest rates.

At December 31, 2017 and 2016, approximately 91% and 89%, respectively, of the Company’s fixed interest rate annuity account values correspond to crediting rates that are at the minimum guaranteed interest rates. The following tables show the distribution of the fixed interest rate annuities’ account values within the presented ranges of minimum guaranteed interest rates (in millions):

	December 31, 2017
Minimum Guaranteed Interest Rate	Account Value
	Fixed	Variable	Total
1.0%	$41.0	$583.7	$624.7
>1.0% - 2.0%	71.3	295.9	367.2
>2.0% - 3.0%	380.0	310.9	690.9
Total	$492.3	$1,190.5	$1,682.8

	December 31, 2016
Minimum Guaranteed Interest Rate	Account Value
	Fixed	Variable	Total
1.0%	$39.5	$573.5	$613.0
>1.0% - 2.0%	78.0	335.1	413.1
>2.0% - 3.0%	404.2	324.6	728.8
Total	$521.7	$1,233.2	$1,754.9

31

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

8.	Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees

The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities). The Company also issues variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contract holder (variable contracts with guarantees) either a) return of no less than total deposits made to the account adjusted for any partial withdrawals, b) total deposits made to the account adjusted for any partial withdrawals plus a minimum return, or c) the highest account value on a specified anniversary date adjusted for any withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (GMDB), at annuitization (GMIB) or upon the depletion of funds (GMWB).

The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for separate account liabilities. Liabilities for guaranteed benefits are general account obligations and are reported in reserves for future policy benefits and claims payable. Amounts assessed against the contract holders for mortality, administrative, and other services are reported in revenue as fee income. Changes in liabilities for minimum guarantees are reported within death, other policy benefits and change in policy reserves in the income statement. Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the income statements.

32

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

At December 31, 2017 and 2016, the Company provided variable annuity contracts with guarantees, for which the net amount at risk (“NAR”) is defined as the amount of guaranteed benefit in excess of current account value, as follows (dollars in millions):

					Average
					Period
				Weighted	until
December 31, 2017	Minimum	Account	Net Amount	Average	Expected
	Return	Value	at Risk	Attained Age	Annuitization
Return of net deposits plus a minimum return
GMDB	0%	$8,232.9	$57.1	65.1 years
GMWB - Premium only	0%	218.0	1.6
GMWB	0-5%*	20.3	0.6
Highest specified anniversary account value minus withdrawals post-anniversary
GMDB		1,906.4	24.6	65.8 years
GMWB - Highest anniversary only		212.4	3.7
GMWB		41.3	3.0
Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary
GMIB	0-6%	93.3	26.2		0.4 years
GMWB	0-8%*	8,417.5	363.6

					Average
					Period
				Weighted	until
December 31, 2016	Minimum	Account	Net Amount	Average	Expected
	Return	Value	at Risk	Attained Age	Annuitization
Return of net deposits plus a minimum return
GMDB	0%	$6,924.6	$89.9	64.8 years
GMWB - Premium only	0%	209.0	3.1
GMWB	0-5%*	20.3	1.0
Highest specified anniversary account value minus withdrawals post-anniversary
GMDB		1,614.0	52.3	65.4 years
GMWB - Highest anniversary only		199.0	8.2
GMWB		43.4	4.2
Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary
GMIB	0-6%	95.4	31.5		0.5 years
GMWB	0-8%*	6,932.5	723.5

* Ranges shown based on simple interest. The upper limits of 5% or 8% simple interest are approximately equal to 4.1% and 6%, respectively, on a compound interest basis over a typical 10-year bonus period.

Amounts shown as GMWB above include a ‘not-for-life’ component up to the point at which the guaranteed withdrawal benefit is exhausted, after which benefits paid are considered to be ‘for-life’ benefits. The liability related to this ‘not-for-life’ portion is valued as an embedded derivative, while the ‘for-life’ benefits are valued as an insurance liability (see below). For this table, the net amount at risk of the ‘not-for-life’ component is the undiscounted excess of the guaranteed withdrawal benefit over the account value, and that of the ‘for-life’ component is the estimated value of additional life contingent benefits paid after the guaranteed withdrawal benefit is exhausted.

33

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

Account balances of contracts with guarantees were invested in variable separate accounts as follows (in millions):

	December 31,
Fund type:	2017	2016
Equity	$7,193.8	$5,851.3
Bond	1,220.4	1,161.8
Balanced	1,678.1	1,384.8
Money market	48.1	50.9
Total	$10,140.4	$8,448.8

GMDB liabilities reflected in the general account were as follows (in millions):

	2017	2016
Balance at January 1	$11.3	$11.0
Incurred guaranteed benefits	27.7	3.0
Paid guaranteed benefits	(3.4)	(2.7)
Balance at December 31	$35.6	$11.3

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the liability balance through the income statement within death, other policy benefits and change in policy reserves, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the GMDB liability at both December 31, 2017 and 2016 (except where noted):

1)	Use of a series of stochastic investment performance scenarios, based on historical average market volatility.

2)	Mean investment performance assumption of 7.4% after investment management fees, but before investment advisory fees and mortality and expense charges.

3)	Mortality equal to 23% to 100% of the Annuity 2000 table (2016: 36% to 100%).

4)	Lapse rates varying by contract type, duration and degree the benefit is in-the-money and ranging from 0.4% to 27.9% (before application of dynamic adjustments.)

5)	Discount rates: 7.4% on 2013 and later issues, 8.4% on 2012 and prior issues

Most GMWB reserves are considered to be derivatives under current accounting guidance and are recognized at fair value, as previously defined, with the change in fair value reported in death, other policy benefits and change in policy reserves. The fair value of these liabilities is determined using stochastic modeling and inputs as further described in Note 4. The fair valued GMWB had a reserve liability of $109.1 million and $133.0 million at December 31, 2017 and 2016, respectively, and was reported in reserves for future policy benefits and claims payable.

Jackson-NY has also issued certain GMWB products that guarantee payments over a lifetime. Reserves for the portion of these benefits after the point where the guaranteed withdrawal balance is exhausted are calculated using assumptions and methodology similar to the GMDB liability. At December 31, 2017 and 2016, these GMWB reserves totaled $5.8 million and $4.7 million, respectively, and were reported in reserves for future policy benefits and claims payable.

The direct GMIB liability is determined at each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for calculating the direct GMIB liability are consistent with those used for calculating the GMDB liability. At December 31, 2017 and 2016, GMIB reserves totaled $3.1 million and $0.8 million, respectively.

34

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

9.	Federal Income Taxes

On December 22, 2017, the Tax Cuts and Jobs Act (the “Tax Act”) was signed into law.  The Tax Act changed many aspects of the U.S. corporate income tax system, including a reduction of the U.S. federal corporate income tax rate from 35% to 21%, effective January 1, 2018.  In accordance with current U.S. GAAP, the effects of changes in tax rates and laws on deferred tax balances are to be recognized in the period in which legislation is enacted.  Therefore, the Company remeasured its deferred tax assets and liabilities based on the rates at which they are expected to reverse in the future, which is now 21%.     As a result of the this reduction, the Company recognized additional tax expense of $29.0 million in 2017, due to the rescaling of deferred tax assets and liabilities, including a benefit of $1.5 million due to the impact of the Tax Act on deferred taxes related to unrealized holding gains and losses.

The components of the provision for federal income taxes were as follows (in thousands):

	Years Ended December 31,
	2017	2016	2015
Current tax benefit	$(7,909)	$(4,923)	$(415)
Deferred tax expense (benefit)	44,928	(107,707)	10,816
Income tax expense (benefit)	$37,019	$(112,630)	$10,401

The federal income tax provisions differ from the amounts determined by multiplying pre-tax income by the statutory federal income tax rate of 35% for 2017, 2016, and 2015 as follows (in thousands):

	Years Ended December 31,
	2017	2016	2015
Income taxes at statutory rate	$29,606	$(91,296)	$25,997
Dividends received deduction	(22,318)	(21,360)	(15,625)
U.S. federal tax reform impact	28,990	—	—
Provision for uncertain tax benefit	1,996	—	—
Other	(1,255)	26	29
Income tax expense (benefit)	$37,019	$(112,630)	$10,401

Effective tax rate	43.8%	43.2%	14.0%

Federal income taxes (received from) paid to Jackson in 2017, 2016, and 2015 were $(5.0) million, $(3.5) million and $2.8 million, respectively.

35

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

The tax effects of significant temporary differences that gave rise to deferred tax assets and liabilities were as follows (in thousands):

	December 31,
	2017	2016
Gross deferred tax asset
Difference between financial reporting and the tax basis of:
Policy reserves and other insurance items	$8,222	$12,550
Deferred gain on reinsurance	45,933	85,090
Other, net	2,656	4,188
Total gross deferred tax asset	56,811	101,828

Gross deferred tax liability
Difference between financial reporting and the tax basis of:
Deferred acquisition costs and sales inducements	(6,250)	(8,681)
Net unrealized gains on available for sale securities	(3,066)	(6,782)
Other investment items	(4,841)	(1,007)
Total gross deferred tax liability	(14,157)	(16,470)

Net deferred tax asset	$42,654	$85,358

The Company is required to evaluate the recoverability of its deferred tax assets and establish a valuation allowance, if necessary, to reduce its deferred tax asset to an amount that is more likely than not to be realizable. Considerable judgment and the use of estimates are required when determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. When evaluating the need for a valuation allowance, the Company considers many factors, including: the nature and character of the deferred tax assets and liabilities; taxable income in prior carryback years; future reversals of temporary differences; the length of time carryovers can be utilized; and any tax planning strategies the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes as of December 31, 2017, it is more likely than not that the deferred tax assets, will be realized. At December 31, 2017 and 2016, the Company did not have a valuation allowance.

The Company has considered both permanent and temporary positions in determining the unrecognized tax benefit rollforward. As of December 31, 2017, the Company established a reserve related to exclusion of short-term capital gains from the separate account dividends received deduction (“DRD”) calculation. The following table summarizes the changes in the Company’s unrecognized tax benefits, for the year ended December 31, 2017 (in thousands):

December 31,
2017

Unrecognized tax benefit, beginning of year	$—
Additions for tax positions identified	1,996
Reduction of tax positions of closed prior years	—
Reduction of reserve	—
Unrecognized tax benefit, end of year	$1,996

The Company did not have an unrecognized tax benefit at year-end December 31, 2016. The Company has not recorded any amounts for penalties related to unrecognized tax benefits during 2017, 2016, or 2015.

Based on information available as of December 31, 2017, the Company believes that, in the next 12 months, there are no positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease.

36

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

10.	Contingencies

The Company has previously received regulatory inquiries on an industry-wide matter relating to claims settlement practices and compliance with unclaimed property laws.   Any regulatory audits, related examination activity and internal reviews as a result of these inquiries may result in additional payments to beneficiaries, escheatment of funds deemed abandoned under state laws, administrative penalties and changes in the Company’s procedures for the identification of unreported claims and handling of escheatable property.

11.	Statutory Accounting Capital and Surplus

The Company is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred and establishing future policy benefit liabilities using different actuarial assumptions, as well as valuing investments and certain assets and accounting for deferred income taxes on a different basis.

The declaration of dividends that can be paid by the Company is regulated by New York Insurance Law. The Company must file a notice of its intention to declare a dividend and the amount thereof with the Superintendent at least thirty days in advance of any proposed dividend declaration. Dividends are only payable out of earned surplus. The maximum amount of dividends that can be paid in 2018 without prior approval is approximately $68.8 million.

Statutory capital and surplus of the Company, as reported in its Annual Statement, was $557.1 million and $475.7 million at December 31, 2017 and 2016, respectively. Statutory net income of the Company, as reported in its Annual Statement, was $69.8 million, $23.6 million, and $30.7 million in 2017, 2016, and 2015, respectively.

The state of New York has prescribed a Continuous CARVM reserve basis for New York domiciled companies. This reserve basis differs from the Curtate CARVM reserve basis required by The National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual (“NAIC SAP”). If the Company’s reserves were valued in accordance with NAIC SAP, statutory capital and surplus would be increased by $3.9 million and $4.1 million at December 31, 2017 and 2016, respectively, and statutory net income would be decreased by $0.2 million, $24.1 million, and $5.3 million, in 2017, 2016 and 2015, respectively.

The NAIC has developed certain risk-based capital (“RBC”) requirements for life insurance companies. Under those requirements, compliance is determined by a ratio of a company’s total adjusted capital (“TAC”), calculated in a manner prescribed by the NAIC to its authorized control level RBC (“ACL RBC”), calculated in a manner prescribed by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC (“Company action level RBC”). At December 31, 2017, the Company’s TAC was more than 1,800% of the Company action level RBC.

12.	Other Related Party Transactions

The Company's investment portfolio is managed by PPM America, Inc. (“PPM”), a registered investment advisor and ultimately a wholly owned subsidiary of Prudential. The Company paid $1.0 million, $1.5 million, and $1.4 million to PPM for investment advisory services during 2017, 2016, and 2015.

The Company has an administrative services agreement with Jackson, under which Jackson provides certain administrative services. Administrative fees were $19.8 million, $19.1 million, and $15.1 million in 2017, 2016, and 2015, respectively.

The Company has an administrative services agreement with Jackson National Life Distributors, LLC (“JNLD”), a subsidiary of Jackson, under which JNLD provides certain marketing services. Administrative fees were $3.0 million, $4.2 million, and $4.1 million in 2017, 2016, and 2015, respectively.

37

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

As a result of the amendment to the reinsurance agreement with Jackson, as discussed in Note 2, the net payment of $905.9 million was reported as a payable to parent at December 31, 2016. The payable was settled on February 14, 2017, through a transfer of securities and cash.

In 2017, the Company recorded a return of capital of $68.8 million for U.S GAAP reporting purposes related to a forgiveness of an intercompany tax recoverable from its parent, Jackson. This transaction had no impact on the Company’s statutory financial statements.

13.	Benefit Plans

The Company participates in a defined contribution retirement plan covering substantially all employees, sponsored by its Parent. To be eligible to participate in the Company’s contribution, an employee must have attained the age of 21, completed at least 1,000 hours of service in a 12-month period and passed their 12-month employment anniversary. In addition, the employees must be employed on the applicable January 1 or July 1 entry date. The Company’s annual contributions are based on a percentage of eligible compensation paid to participating employees during the year. In addition, the Company matches a participant’s elective contribution, up to 6 percent of eligible compensation, to the plan during the year. The Company’s expense related to this plan was $0.2 million in 2017, and $0.3 million in 2016 and 2015.

The Company maintains non-qualified voluntary deferred compensation plans for certain employees, sponsored by its Parent. Additionally, the Company sponsors a non-qualified voluntary deferred compensation plan for certain agents, with the assets retained by Jackson under an administrative services agreement. At December 31, 2017 and 2016, Jackson’s liability for the Company’s portion of such plans totaled $5.5 million and $4.9 million, respectively. There were no expenses related to these plans in 2017, 2016 or 2015.

14.	Reclassifications Out of Accumulated Other Comprehensive Income

The following table represents changes in the balance of AOCI, net of income tax, related to unrealized investment gains (losses) (in thousands):

	December 31,
	2017	2016	2015
Balance, beginning of year	$20,167	$23,442	$45,789
OCI before reclassifications	5,205	(610)	(20,971)
Amounts reclassified from AOCI	(7,758)	(2,665)	(1,376)
Balance, end of year	$17,614	$20,167	$23,442

The following table represents amounts reclassified out of AOCI (in thousands):

AOCI Components	Amounts Reclassified from AOCI			Affected Line Item in the Income Statement
	December 31,
	2017	2016	2015
Net unrealized investment loss:
Net realized loss on investments	$(11,922)	$(3,278)	$(1,938)	Other net investment losses
Other-than-temporary impairments	(14)	(822)	(179)	Total other-than-temporary impairments
Net unrealized loss, before income taxes	(11,936)	(4,100)	(2,117)
Income tax benefit	4,178	1,435	741
Reclassifications, net of income taxes	$(7,758)	$(2,665)	$(1,376)

38

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements:

(1) Financial statements and schedules included in Part A:

Not Applicable.

(2) Financial statements and schedules included in Part B:

JNLNY Separate Account I:

Report of Independent Registered Public Accounting Firm
Statements of Assets and Liabilities as of December 31, 2017
Statements of Operations for the period ended December 31, 2017
Statements of Changes in Net Assets for the periods ended December 31, 2017, and 2016
Notes to Financial Statements

Jackson National Life Insurance Company of New York:

Report of Independent Registered Public Accounting Firm
Consolidated Balance Sheets as of December 31, 2017, and 2016
Consolidated Income Statements for the years ended December 31, 2017, 2016, and 2015
Consolidated Statements of Stockholder's Equity and Comprehensive Income for the years ended
December 31, 2017, 2016, and 2015
Consolidated Statements of Cash Flows for the years ended December 31, 2017, 2016, and 2015
Notes to Consolidated Financial Statements

(b) Exhibits

Exhibit    Description
No.

1.
Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated herein by reference to the Registrant’s Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

2.	Not Applicable.

3.

a.	General Distributor Agreement dated September 19, 1997, incorporated herein by reference to the Registrant’s Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

b.
Amended and Restated General Distributor Agreement dated October 25, 2005, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 21 filed on December 29, 2005 (File Nos. 333-70384 and 811-08401).

c.	Amended and Restated General Distributor Agreement dated June 1, 2006, incorporated herein by reference to the Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08664).

d.	Specimen of Selling Agreement (N2565 01/12), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 25, 2012 (File Nos. 333-175720 and 811-08401).

e.	Specimen of Selling Agreement (N2565 08/12), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

f.	Specimen of Selling Agreement (N2565 06/14), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 13, filed on September 11, 2014 (File Nos. 333-183046 and 811-08401).

g.
Specimen of DOL Fiduciary Rule Addendum to Selling Agreement (SAA0007 04/17), incorporated herein by reference to Registrant's Post-Effective Amendment No. 12, filed on April 24, 2018 (File Nos. 333-183050 and 811-08664).

4.

a.
Specimen of the Perspective L Series Fixed and Variable Annuity Contract, incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on December 30, 2004 (File Nos. 333-119659 and 811-08401).

b.	Specimen of Section 403(b) Tax Sheltered Annuity Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

c.	Specimen of Retirement Plan Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

d.	Specimen of Individual Retirement Annuity Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

e.	Specimen of Roth Individual Retirement Annuity Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

f.
Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

g.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

h.
Specimen of 4% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

i.	Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on October 4, 2004 (File Nos. 333-119522 and 811-08401).

j.
Specimen of Highest Anniversary Value Death Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

k.	Specimen of 3% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 9 filed on September 22, 2003 (File Nos. 333-70384 and 811-08401).

l.	Specimen of 4% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

m.	Specimen of 2% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

n.	Form of Reduced Administration Charge Endorsement, incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on May 8, 2002 (File Nos. 333-81266 and 811-08401).

o.	Specimen of Charitable Remainder Trust Endorsement, incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on December 30, 2004 (File Nos. 333-119659 and 811-08401).

p.
Specimen of Enhanced Dollar Cost Averaging Endorsement, incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on December 30, 2004 (File Nos. 333-119659 and 811-08401).

q.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on January 6, 2005 (File Nos. 333-121884 and 811-08401).

r.
Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on January 6, 2005 (File Nos. 333-121884 and 811-08401).

s.	Specimen of 2% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on April 27, 2005 (File Nos. 333-70384 and 811-08401).

t.	Specimen of 3% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on April 27, 2005 (File Nos. 333-70384 and 811-08401).

u.
Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 18 filed on June 21, 2005 (File Nos. 333-70384 and 811-08401).

v.
Specimen of 5% Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 18 filed on June 21, 2005 (File Nos. 333-70384 and 811-08401).

w.
Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

x.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

y.
Specimen of 4% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

z.
Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

aa.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 23 filed on April 27, 2006 (File Nos. 333-70384 and 811-08401).

bb.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 23 filed on April 27, 2006 (File Nos. 333-70384 and 811-08401).

cc.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five Year Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 23 filed on April 27, 2006 (File Nos. 333-70384 and 811-08401).

dd.
Specimen of Joint 5% for Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 23 filed on April 27, 2006 (File Nos. 333-70384 and 811-08401).

ee.
Specimen of Joint 5% for Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five Year Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 23 filed on April 27, 2006 (File Nos. 333-70384 and 811-08401).

ff.
Specimen of Highest Anniversary Value Death Benefit Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on September 20, 2006 (File Nos. 333-137485 and 811-08401).

gg.
Specimen of Joint 5% for Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on September 20, 2006 (File Nos. 333-137485 and 811-08401).

hh.
Specimen of Joint 5% for Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five-Year Step-Up Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post- Effective Amendment No. 24 filed on December 21, 2006 (File Nos. 333-70384 and 811-08401).

ii.
Specimen of the 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 25 filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

jj.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 25 filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

kk.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 25 filed on April 26, 2007 (File Nos.333-70384 and 811-08401).

ll.
Specimen of the 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 25 filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

mm.
Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 28 filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

nn.
Specimen of 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 28 filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

oo.
Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 28 filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

pp.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 28 filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

qq.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 28 filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

rr.
Specimen of Guaranteed Minimum Withdrawal Benefit with 5-Year Step-Up Endorsement, incorporated herein by reference to the Post-Effective Amendment No. 46, filed on December 27, 2007 (File Nos.333-70472 and 811-08664).

ss.
Specimen of the For Life GMWB With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Post-Effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

tt.
Specimen of the Joint For Life GMWB With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Post-Effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

uu.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11, filed on October 6, 2008 (File Nos. 333-119659 and 811-08401).

vv.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11, filed on October 6, 2008 (File Nos. 333-119659 and 811-08401).

ww.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11, filed on October 6, 2008 (File Nos. 333-119659 and 811-08401).

xx.
Specimen of the Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11, filed on October 6, 2008 (File Nos. 333-119659 and 811-08401).

yy.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (Freedom) Endorsement (7587ANY-A 01/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12, filed on December 31, 2008 (File Nos. 333-119659 and 811-08401).

zz.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (Joint Freedom) Endorsement (7588ANY-A 01/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12, filed on December 31, 2008 (File Nos. 333-119659 and 811-08401).

aaa.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (DB) Endorsement (7589ANY-A 01/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12, filed on December 31, 2008 (File Nos. 333-119659 and 811-08401).

bbb.
Specimen of the Highest Anniversary Value Death Benefit Option (HAV) Endorsement (7595NY 04/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 13, filed on April 2, 2009 (File Nos. 333-119659 and 811-08401).

ccc.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (LifeGuard Freedom DB) Endorsement (7602ANY-A 04/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 13, filed on April 2, 2009 (File Nos. 333-119659 and 811-08401).

ddd.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (LifeGuard Freedom 6(SM) GMWB) Endorsement (7613 09/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 14, filed September 24, 2009 (File Nos. 333-119659 and 811-08401).

eee.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (LifeGuard Freedom 6 GMWB With Joint Option) Endorsement (7614 09/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 14, filed September 24, 2009 (File Nos. 333-119659 and 811-08401).

fff.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus, and Annual Step-Up (LifeGuard Freedom 6 DB(SM) Endorsement (7615 09/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 14, filed September 24, 2009 (File Nos. 333-119659 and 811-08401).

ggg.
Specimen of the Reduced Administration Charge Endorsement (7536 09/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 14, filed September 24, 2009 (File Nos. 333-119659 and 811-08401).

hhh.
Specimen of the [2%] Contract Enhancement Endorsement (7567NY 01/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 15, filed April 30, 2010 (File Nos. 333-119659 and 811-08401).

iii.
Specimen of the [3%] Contract Enhancement Endorsement (7568NY 01/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 15, filed April 30, 2010 (File Nos. 333-119659 and 811-08401).

jjj.
Specimen of the [4%] Contract Enhancement Endorsement (7569NY 01/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 15, filed April 30, 2010 (File Nos. 333-119659 and 811-08401).

kkk.
Specimen of the Guaranteed Minimum Withdrawal Benefit With [5] Year Step-Up (SafeGuard Max) Endorsement (7633ANY-A 05/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 15, filed April 30, 2010 (File Nos. 333-119659 and 811-08401).

lll.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (LifeGuard Freedom 6 Net), Endorsement (7619ANY-A 05/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 15, filed April 30, 2010 (File Nos. 333-119659 and 811-08401).

mmm.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (LifeGuard Freedom 6 Net with Joint Option) Endorsement (7620ANY-A 05/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 15, filed April 30, 2010 (File Nos. 333-119659 and 811-08401).

nnn.
Specimen of the Perspective L Series Fixed and Variable Annuity Contract, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

ooo.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up (7640ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

ppp.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7641ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

qqq.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up (7642ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

rrr.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7643ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

sss.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up (7646ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

ttt.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7647ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

uuu.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up (7648ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

vvv.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7649ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

www.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus, Annual Step-Up and Death Benefit (7650ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

xxx.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [7%] Bonus and Annual Step-Up (7652ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

yyy.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [7%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7653ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

zzz.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [8%] Bonus and Annual Step-Up (7656ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

aaaa.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (7657ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

bbbb.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (7658ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

cccc.
Specimen of [5%] Guaranteed Minimum Withdrawal Benefit with Annual Step-Up Endorsement (7659ANY-A 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 50 filed on January 20, 2011 (File Nos. 333-70384 and 811-08401).

dddd.
Specimen of [6%] Guaranteed Minimum Withdrawal Benefit with Annual Step-Up Endorsement (7660ANY-A 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 50 filed on January 20, 2011 (File Nos. 333-70384 and 811-08401).

eeee.
Specimen of the Perspective L Series Fixed and Variable Annuity Contract (VA610NY 08/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 22 filed on August 26, 2011 (File Nos. 333-119659 and 811-08401).

ffff.
Specimen of Guaranteed Minimum Withdrawal Benefit for Stretch RMDs Endorsement (MarketGuard Stretch) (7668ANY-A 04/12), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 1, filed on April 25, 2012 (File Nos. 333-175720 and 811-08401).

gggg.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (LifeGuard Freedom 6 Net), Endorsement (7657ANY-A 04/12), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 1, filed on April 25, 2012 (File Nos. 333-175720 and 811-08401).

hhhh.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (LifeGuard Freedom 6 Net with Joint Option) Endorsement (7658ANY-A 04/12), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 1, filed on April 25, 2012 (File Nos. 333-175720 and 811-08401).

iiii.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [5]% Bonus And Annual Step-Up Endorsement (7700ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

jjjj.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus And Annual Step-Up Endorsement (7701ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

kkkk.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [7]% Bonus And Annual Step-Up Endorsement (7702ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

llll.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus, Annual Step-Up, And Highest Anniversary Value Death Benefit Endorsement (7712ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

mmmm.
Form of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount Endorsement (7713ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

nnnn.
Form of Guaranteed Minimum Withdrawal Benefit Endorsement (7678ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

oooo.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5]% Bonus And Annual Step-Up Endorsement (7707ANY-A), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

pppp.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus And Annual Step-Up Endorsement (7708ANY-A), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

qqqq.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus, Annual Step-Up, And Highest Anniversary Value Death Benefit Endorsement (7712ANY-A), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

rrrr.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount Endorsement (7714ANY-A), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

ssss.	Form of Defense of Marriage Act Endorsement (7718NY), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

tttt.	Form of Accumulation Provisions Endorsement (7724NY), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 15, filed on January 20, 2015 (File Nos. 333-183046 and 811-08401).

5.

a.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on December 30, 2004 (File Nos. 333-119659 and 811-08401).

b.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 4 filed on September 2, 2005 (File Nos. 333-119659 and 811-08401).

c.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 5 filed on December 21, 2006 (File Nos. 333-119659 and 811-08401).

d.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 9 filed on November 29, 2007 (File Nos. 333-119659 and 811-08401).

e.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 10 filed on March 26, 2008 (File Nos. 333-119659 and 811-08401).

f.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-effective Amendment No. 11, filed on October 6, 2008 (File Nos. 333-119659 and 811-08401).

g.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No.13, filed on April 2, 2009 (File Nos. 333-119659 and 811-08401).

h.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 14, filed September 24, 2009, (File Nos. 333-119659 and 811-08401).

i.	Form of the Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 15, filed April 30, 2010 (File Nos. 333-119659 and 811-08401).

j.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

k.	Form of the Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

l.
Form of the Perspective L Series Variable and Fixed Annuity Application (NV610 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 18 filed on April 27, 2011 (File Nos. 333-119659 and 811-08401).

m.
Form of the Variable and Fixed Annuity Application (NV3573 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 18 filed on April 27, 2011 (File Nos. 333-119659 and 811-08401).

n.
Form of the Perspective L Series Variable and Fixed Annuity Application (NV610 08/11), incorporated herein by reference to Registrant’s Registration Statement, filed on July 22, 2011 (File Nos. 333-175721 and 811-08401).

o.	Form of the Variable and Fixed Annuity Application (NV3573 08/11), incorporated herein by reference to Registrant’s Registration Statement, filed on July 22, 2011 (File Nos. 333-175721 and 811-08401).

6.

a.	Declaration and Charter of Depositor, incorporated herein by reference to the Registrant’s Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

b.	By-laws of Depositor, incorporated herein by reference to the Registrant’s Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

c.
Amended By-Laws of Jackson National Life Insurance Company of New York, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

7.

a.	Variable Annuity GMIB Reinsurance Agreement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

b.
Amendment No. 9 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date June 15, 2008, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 11 filed on October 6, 2008 (File Nos. 333-119659 and 08401).

c.
Amendment No. 10 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date October 6, 2008, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 11 filed on October 6, 2008 (File Nos. 333-119659 and 08401).

d.
Amendment No. 11 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date April 6, 2009, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 13, filed on April 2, 2009 (File Nos. 333-119659 and 811-08401).

e.
Amendment No. 12 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date September 28, 2009, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 15, filed April 30, 2010 (File Nos. 333-119659 and 811-08401).

f.
Amendment No. 13 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD ("Reinsurer"), with effective date May 3, 2010 and October 11, 2010 where specifically noted, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 50, filed on January 20, 2011 (File Nos. 333-70384 and 811-08401).

g.
Amendment No. 14 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date May 2, 2011, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 18, filed on April 27, 2011 (File Nos. 333-119659 and 811-08401).

h.
Amendment No. 15 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date August 29, 2011, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 22 filed on August 26, 2011 (File Nos. 333-119659 and 811-08401).

i.
Amendment No. 16 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date December 12, 2011 and April 30, 2012, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 27 filed on April 26, 2012 (File Nos. 333-119659 and 811-08401).

j.
Reinsurance Agreement Effective December 31, 2008 between Jackson National Life Insurance Company of New York ("Ceding Company") and Jackson National Life Insurance Company ("Reinsurer"), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

k.
Amendment No. 1 to the Reinsurance Agreement Effective December 31, 2008 between Jackson National Life Insurance Company of New York ("Ceding Company") and Jackson National Life Insurance Company ("Reinsurer"), with effective date June 30, 2013, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

l.
Amendment No. 17 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date April 28, 2014, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 75, filed on September 11, 2014 (File Nos. 333-70384 and 811-08401).

m.
Amendment No. 18 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date April 27, 2015, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 77, filed on September 24, 2015 (File Nos. 333-70384 and 811-08401).

n.
Amendment No. 19 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Chubb Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date April 25, 2016, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 79, filed on September 15, 2016 (File Nos. 333-70384 and 811-08401).

8.
Amended and Restated Administrative Services Agreement between Jackson National Asset Management, LLC and Jackson National Life Insurance Company, incorporated herein by reference to the Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

9.	Opinion and Consent of Counsel, attached hereto.

10.	Consent of Independent Registered Public Accounting Firm, attached hereto.

11.	Not Applicable.

12.	Not Applicable.

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor

Patrick G. Boyle	Director
2900 Westchester Ave.
Purchase, NY 10577

R. Kevin Clinton	Director
Michigan State University
C337 Wells Hall
619 Red Cedar Road
East Lansing, MI 48824

Nancy F. Heller	Director
2900 Westchester Ave.
Purchase, NY 10577

James R. Sopha	President
1 Corporate Way
Lansing, MI 48951

P. Chad Myers	Executive Vice President & Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Gregory P. Cicotte	Executive Vice President, Chief Distribution Officer & Director
300 Innovation Drive
Franklin, TN 37067

Herbert G. May, III	Chief Administrative Officer & Director
75 Second Avenue
Suite 605
Needham, MA 02494

Andrew J. Bowden	Senior Vice President, General Counsel & Secretary
1 Corporate Way
Lansing, MI 48951

Savvas (Steve) P. Binioris	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Michael A. Costello	Senior Vice President, Controller, Treasurer & Director
1 Corporate Way
Lansing, MI 48951

Julia A. Goatley	Senior Vice President & Privacy Officer
1 Corporate Way
Lansing, MI 48951

Bradley O. Harris	Senior Vice President & Chief Risk Officer
300 Innovation Drive
Franklin, TN 37067

Thomas P. Hyatte	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Keith R. Moore	Senior Vice President & Chief Technology Officer
1 Corporate Way
Lansing, MI 48951

Emilio Pardo	Senior Vice President & Chief Marketing and Communications Officer
300 Innovation Drive
Franklin, TN 37067

Laura L. Prieskorn	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Dana S. Rapier	Senior Vice President & Chief Human Resources Officer
1 Corporate Way
Lansing, MI 48951

Kenneth H. Stewart	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Marcia L. Wadsten	Senior Vice President, Chief Actuary & Appointed Actuary
1 Corporate Way
Lansing, MI 48951

Bonnie G. Wasgatt	Senior Vice President & Chief Information Officer
1 Corporate Way
Lansing, MI 48951

Richard C. White	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Marina C. Ashiotou	Vice President
225 W. Wacker Drive
Suite 1200
Chicago, IL 60606

Michele M. Binkley	Vice President
1 Corporate Way
Lansing, MI 48951

Dennis A. Blue	Vice President
1 Corporate Way
Lansing, MI 48951

Barrett M. Bonemer	Vice President & Director
1 Corporate Way
Lansing, MI 48951

Pamela L. Bottles	Vice President
1 Corporate Way
Lansing, MI 48951

David L. Bowers	Vice President
300 Innovation Drive
Franklin, TN 37067

Robert H. Dearman, Jr.	Vice President
1 Corporate Way
Lansing, MI 48951

William T. Devanney, Jr.	Vice President
1 Corporate Way
Lansing, MI 48951

Charles F. Field, Jr.	Vice President
300 Innovation Drive
Franklin, TN 37067

Dana R. Malesky Flegler	Vice President
1 Corporate Way
Lansing, MI 48951

Lisa I. Fox	Vice President
300 Innovation Drive
Franklin, TN 37067

Devkumar D. Ganguly	Vice President
1 Corporate Way
Lansing, MI 48951

Guillermo E. Guerra	Vice President & Corporate Information Security Officer
1 Corporate Way
Lansing, MI 48951

Robert W. Hajdu	Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Hanson	Vice President & Director
1 Corporate Way
Lansing, MI 48951

Robert L. Hill	Vice President
1 Corporate Way
Lansing, MI 48951

Julie A. Hughes	Vice President
1 Corporate Way
Lansing, MI 48951

Matthew T. Irey	Vice President
1 Corporate Way
Lansing, MI 48951

Thomas A. Janda	Vice President
1 Corporate Way
Lansing, MI 48951

Scott F. Klus	Vice President
1 Corporate Way
Lansing, MI 48951

Toni L. Klus	Vice President
1 Corporate Way
Lansing, MI 48951

Matthew F. Laker	Vice President
300 Innovation Drive
Franklin, TN 37067

Richard C. Liphardt	Vice President
1 Corporate Way
Lansing, MI 48951

Wayne R. Longcore	Vice President
1 Corporate Way
Lansing, MI 48951

Diahn M. McHenry	Vice President
1 Corporate Way
Lansing, MI 48951

Ryan T. Mellott	Vice President
1 Corporate Way
Lansing, MI 48951

Gary J. Rudnicki	Vice President
1 Corporate Way
Lansing, MI 48951

Stacey L. Schabel	Vice President & Chief Audit Executive
1 Corporate Way
Lansing, MI 48951

James A. Schultz	Vice President
1 Corporate Way
Lansing, MI 48951

William R. Schulz	Vice President
1 Corporate Way
Lansing, MI 48951

Muhammad S. Shami	Vice President
1 Corporate Way
Lansing, MI 48951

Michael D. Story	Vice President
1 Corporate Way
Lansing, MI 48951

Heather R. Strang	Vice President & Director
1 Corporate Way
Lansing, MI 48951

Brian M. Walta	Vice President
1 Corporate Way
Lansing, MI 48951

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

The Registrant is a separate account of Jackson National Life Insurance Company of New York (“Depositor”), a stock life insurance company organized under the laws of the state of New York. The Depositor is a wholly owned subsidiary of Jackson National Life Insurance Company and is ultimately a wholly owned subsidiary of Prudential plc (London, England), a publicly traded life insurance company in the United Kingdom.

The following organizational chart for Prudential plc indicates those persons who are controlled by or under common control with the Depositor. No person is controlled by the Registrant.

The organizational chart for Prudential plc is incorporated herein by reference to Exhibit 26 of Post-Effective Amendment No. 12, filed on April 24, 2018 (File Nos. 333-183050 and 811-08664).

Item 27. Number of Contract Owners as of February 28, 2018

Perspective L Series Contracts:

Qualified - 5,119
Non-qualified - 2,662

Item 28. Indemnification

Provision is made in the Company's By-Laws for indemnification by the Company of any person made or threatened to be made a party to an action or proceeding, whether civil or criminal by reason of the fact that he or she is or was a director, officer or employee of the Company or then serves or has served any other corporation in any capacity at the request of the Company, against expenses, judgments, fines and amounts paid in settlement to the full extent that officers and directors are permitted to be indemnified by the laws of the State of New York.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a)
Jackson National Life Distributors LLC acts as general distributor for the JNLNY Separate Account I. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account I, the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account II, the JNLNY Separate Account IV, the Jackson Sage Variable Annuity

Account A, the Jackson Sage Variable Life Account A, the Jackson SWL Variable Annuity Fund I, the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and Jackson Variable Series Trust.

(b)	Directors and Officers of Jackson National Life Distributors LLC:

Name and Business Address	Positions and Offices with Underwriter

James R. Sopha	Chairman & Manager
1 Corporate Way
Lansing, MI 48951

Steve P. Binioris	Manager
1 Corporate Way
Lansing, MI 48951

Bradley O. Harris	Manager
300 Innovation Drive
Franklin, TN 37067

Emilio Pardo	Manager
300 Innovation Drive
Franklin, TN 37067

Heather R. Strang	Manager
1 Corporate Way
Lansing, MI 48951

Gregory P. Cicotte	President, Chief Executive Officer & Manager
300 Innovation Drive
Franklin, TN 37067

Scott Golde	General Counsel
1 Corporate Way
Lansing, MI 48951

Maura Collins	Executive Vice President, Chief Financial Officer & FinOp
7601 Technology Way
Denver, CO 80237

John Poulsen	Executive Vice President, Sales Strategy
300 Innovation Drive
Franklin, TN 37067

Alison Reed	Executive Vice President, Operations
7601 Technology Way
Denver, CO 80237

Marc Socol	Executive Vice President, National Sales Manager
7601 Technology Way
Denver, CO 80237

Tori Bullen	Senior Vice President
7601 Technology Way
Denver, CO 80237

Elizabeth Griffith	Senior Vice President
300 Innovation Drive
Franklin, TN 37067

Thomas Hurley	Senior Vice President
7601 Technology Way
Denver, CO 80237

Doug Mantelli	Senior Vice President
7601 Technology Way
Denver, CO 80237

Timothy McDowell	Senior Vice President & Chief Compliance Officer
7601 Technology Way
Denver, CO 80237

Daniel Starishevsky	Senior Vice President
7601 Technology Way
Denver, CO 80237

Brian Sward	Senior Vice President
7601 Technology Way
Denver, CO 80237

Ty Anderson	Vice President
7601 Technology Way
Denver, CO 80237

Stephen M. Ash	Vice President
7601 Technology Way
Denver, CO 80237

Jeffrey Bain	Vice President
7601 Technology Way
Denver, CO 80237

Brad Baker	Vice President
7601 Technology Way
Denver, CO 80237

Erin Balcaitis	Vice President
7601 Technology Way
Denver, CO 80237

Court Chynces	Vice President
7601 Technology Way
Denver, CO 80237

Christopher Cord	Vice President
7601 Technology Way
Denver, CO 80237

Justin Fitzpatrick	Vice President
7601 Technology Way
Denver, CO 80237

Luis Gomez	Vice President
7601 Technology Way
Denver, CO 80237

Mark Jones	Vice President
7601 Technology Way
Denver, CO 80237

Kristine Lowry	Vice President
7601 Technology Way
Denver, CO 80237

Tamu McCreary	Vice President
7601 Technology Way
Denver, CO 80237

Jennifer Meyer	Vice President
7601 Technology Way
Denver, CO 80237

Peter Meyers	Vice President
7601 Technology Way
Denver, CO 80237

Steven O’Connor	Vice President
7601 Technology Way
Denver, CO 80237

Allison Pearson	Vice President
7601 Technology Way
Denver, CO 80237

Jeremy D. Rafferty	Vice President
7601 Technology Way
Denver, CO 80237

Ryan Riggen	Vice President
300 Innovation Drive
Franklin, TN 37067

Marilynn Scherer	Vice President
7601 Technology Way
Denver, CO 80237

Melissa Sommer	Vice President
7601 Technology Way
Denver, CO 80237

Ryan Strauser	Vice President
7601 Technology Way
Denver, VO 80237

Jeremy Swartz	Vice President
7601 Technology Way
Denver, CO 80237

Robin Tallman	Vice President & Controller
7601 Technology Way
Denver, CO 80237

Angela Tucker	Vice President
7601 Technology Way
Denver, CO 80237

Phil Wright	Vice President
7601 Technology Way
Denver, CO 80237

Kristan L. Richardson	Secretary
1 Corporate Way
Lansing, MI 48951

(c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
Jackson National Life Distributors LLC	Not Applicable	Not Applicable	Not Applicable	Not Applicable

Item 30. Location of Accounts and Records

Jackson National Life Insurance Company
1 Corporate Way
Lansing, Michigan 48951

Jackson National Life Insurance Company
Institutional Marketing Group Service Center
1 Corporate Way
Lansing, Michigan 48951

Jackson National Life Insurance Company
7601 Technology Way
Denver, Colorado 80237

Jackson National Life Insurance Company
225 West Wacker Drive, Suite 1200
Chicago, IL 60606

Item 31. Management Services

Not Applicable.

Item 32. Undertakings and Representations

a.
Jackson National Life Insurance Company of New York hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b.
Jackson National Life Insurance Company of New York hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c.
Jackson National Life Insurance Company of New York hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d.
Jackson National Life Insurance Company of New York represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company of New York.

e.
The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRS Section 403(b)(11).

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to the Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 27th day of April, 2018.

JNLNY Separate Account I
(Registrant)

Jackson National Life Insurance Company of New York

By: /s/ ANDREW J. BOWDEN
Andrew J. Bowden
Senior Vice President, General Counsel
and Secretary

Jackson National Life Insurance Company of New York
(Depositor)

By: /s/ ANDREW J. BOWDEN
Andrew J. Bowden
Senior Vice President, General Counsel
and Secretary

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

*	April 27, 2018
James R. Sopha, President

*	April 27, 2018
P. Chad Myers, Executive Vice President and Chief Financial Officer

*	April 27, 2018
Michael A. Costello, Senior Vice President, Controller, Treasurer and Director

*	April 27, 2018
Gregory P. Cicotte, Executive Vice President, Chief Distribution Officer and Director

*	April 27, 2018
Barrett M. Bonemer, Vice President and Director

*	April 27, 2018
Laura L. Hanson, Vice President and Director

*	April 27, 2018
Herbert G. May, III, Chief Administrative Officer and Director

*	April 27, 2018
Heather R. Strang, Vice President and Director

*	April 27, 2018
Patrick G. Boyle, Director

*	April 27, 2018
R. Kevin Clinton, Director

*	April 27, 2018
Nancy F. Heller, Director

* By: /s/ ANDREW J. BOWDEN
Andrew J. Bowden, as Attorney-in-Fact,
pursuant to Power of Attorney filed herewith.

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (the “Depositor”), a New York corporation, hereby appoint James R. Sopha, P. Chad Myers, Andrew J. Bowden, and Susan S. Rhee (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940. This Power of Attorney concerns JNLNY Separate Account I (File Nos. 333-37175, 333-48822, 333-70384, 333-81266, 333-118370, 333-119659, 333-137485, 333-163323, 333-172873, 333-175720, 333-175721, 333-177298, 333-183046, 333-183047, 333-192972, 333-210507, 333-212425, and 333-217502), JNLNY Separate Account II (File No. 333-86933), and JNLNY Separate Account IV (File Nos. 333-109762 and 333-118132), as well as any future separate account(s) and/or future file number(s) within any separate account(s) that the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney effective as of the 27th day of March, 2018.

/s/ JAMES R. SOPHA
James R. Sopha, President

/s/ P. CHAD MYERS
P. Chad Myers, Executive Vice President and Chief Financial Officer

/s/ MICHAEL A. COSTELLO
Michael A. Costello, Senior Vice President, Controller, Treasurer and Director

/s/ GREGORY P. CICOTTE
Gregory P. Cicotte, Executive Vice President, Chief Distribution Officer and Director

/s/ BARRETT M. BONEMER
Barrett M. Bonemer, Vice President and Director

/s/ LAURA L. HANSON
Laura L. Hanson, Vice President and Director

/s/ HERBERT G. MAY, III
Herbert G. May, III, Chief Administrative Officer and Director

/s/ HEATHER R. STRANG
Heather R. Strang, Vice President and Director

/s/ PATRICK G. BOYLE
Patrick G. Boyle, Director

/s/ R. KEVIN CLINTON
R. Kevin Clinton, Director

/s/ NANCY F. HELLER
Nancy F. Heller, Director

EXHIBIT LIST

Exhibit No.	Description

9.	Opinion and Consent of Counsel.

10.	Consent of Independent Registered Public Accounting Firm.

Due to size constraints, this filing is being made in 2 related submissions. This submission is the second of the 2 related submissions. The accession number of the previous related submission is as follows:

0001045032-18-0000112